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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-08495

GARTMORE MUTUAL FUNDS
(Exact name of registrant as specified in charter)
1200 RIVER ROAD, Suite 1000, CONSHOHOCKEN PENNSYLVANIA 19428
(Address of principal executive offices)                     (Zip code)
ELIZABETH A. DAVIN, ESQ.
NATIONWIDE PLAZA
COLUMBUS, OHIO 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 10/31/2004

Date of reporting period: 04/30/2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semiannual Report
April 30, 2004	Gartmore S&P 500 Index Fund (formerly Nationwide S&P 500 Index Fund)

Gartmore Mid Cap Market Index Fund
(formerly Nationwide Mid Cap Market Index Fund)

Gartmore Small Cap Index Fund
(formerly Nationwide Small Cap Index Fund)

Gartmore International Index Fund
(formerly Nationwide International Index Fund)

Gartmore Bond Index Fund
(formerly Nationwide Bond Index Fund)

NorthPointe Small Cap Value Fund

Contents
2	Gartmore S&P 500 Index Fund (formerly Nationwide S&P 500 Index Fund)
11	Gartmore Mid Cap Market Index Fund (formerly Nationwide Mid Cap Market Index Fund)
18	Gartmore Small Cap Index Fund (formerly Nationwide Small Cap Index Fund)
41	Gartmore International Index Fund (formerly Nationwide International Index Fund)
61	Gartmore Bond Index Fund (formerly Nationwide Bond Index Fund)
82	NorthPointe Small Cap Value Fund
91	Notes to Financial Statements
CERTIFICATIONS OF PRINCIPAL CERTIFYING OFFICERS
CERTIFICATIONS SECTION 906 SARBANES-OXLEY ACT

Commentary provided by Gartmore Global Investments, investment adviser to Gartmore Funds. All opinions and estimates included in this report constitute Gartmore Global Investments’ judgment as of the date of this report and are subject to change without notice.

Gartmore S&P 500 Index Fund	Class A Shares symbol: GRMAX
Class B Shares symbol: GRMBX
Class C Shares symbol: GRMCX
Institutional Class symbol: GRMIX
Service Class Shares symbol: GRMSX
Institutional Service Class symbol: GRISX
Local Fund Shares symbol: GRMLX

How did the Fund perform?

For the semiannual period ended April 30, 2004, the Gartmore S&P 500 Index Fund returned 6.05% versus 6.27% for its benchmark, the S&P 500 Index. For broader comparison, the average return for this Fund’s Lipper peer category of S&P 500 Index Objective Funds was 5.92%.

This Fund is managed with the objective of closely tracking the return of its benchmark, matching the price and yield performance of the publicly traded common stocks of the Index. To do so, the Fund invests in a statistically selected sample of stocks included in the S&P 500 Index, although not necessarily all the stocks in the Index. This Fund is best suited to serve as a core holding within a broadly diversified portfolio.

During the semiannual period, many factors in the United States and abroad influenced broad market and portfolio performance. While the end of 2003 and early 2004 brought a significant rise in equities driven by better-than-expected earnings, markets experienced setbacks in February, March and April of 2004. When stocks were rising, the best performers were generally low-quality, high-risk, small-capitalization issues. Fears of terrorist activity, however, resurfaced as the markets reacted sharply to the attacks in Madrid, which ignited a “flight to quality” where investors sell riskier securities in favor of those perceived to be less volatile. As a result, low-price, high-risk securities were abandoned in favor of high-quality, larger-company value issues. Within the large-cap arena, value stocks generally outperformed growth stocks. Despite the setbacks that occurred in January through April 2004, however, most indexes finished the semiannual period well into positive territory due to gains made in November and December of 2003. The Fund, as a result, met its objective of closely tracking the return of its benchmark.

As we look ahead, fears of an impending interest rate increase are likely to be in the forefront of investor’s minds. While the Federal Reserve chose to leave rates unchanged at 1.00% during the semiannual period, it has dropped its pledge to be “patient” and is suggesting that borrowing rates will go up at a “measured” pace. With the economy gaining momentum, signs of inflation are beginning to emerge. In addition, corporate profitability and free cash flow, the key determinants of investment spending and hiring, also are surging. Although oil prices are high and interest rates are expected to rise at some point, we think that any stabilization in either area combined with strong corporate earnings will help stocks to rally. With that in mind, we believe that the Fund is well positioned to continue to meets its objective.

Portfolio Manager: Fund Asset Management, L.P. - Subadviser

Average Annual Total Return

(For Periods Ended April 30, 2004)

		6 Month*	1 Yr.	5 Yr.	Inception[1]

Class A2	w/o SC3	6.05%	22.13%	-2.76%	0.47%
	w/SC4	-0.03%	15.13%	-3.91%	-0.56%

Class B2	w/o SC3	5.70%	21.41%	-3.32%	-0.03%
	w/SC5	0.70%	16.41%	-3.69%	-0.20%

Class C6	w/o SC3	5.56%	21.39%	-3.32%	-0.04%
	w/SC7	4.56%	20.39%	-3.32%	-0.04%

Institutional Class[8,9]		6.17%	22.50%	-2.48%	0.72%

Service Class[2,9]		5.98%	21.99%	-2.95%	0.26%

Institutional Service Class[2,9]		6.04%	22.21%	-2.78%	0.45%

Local Fund Shares[9]		6.12%	22.36%	-2.64%	0.57%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

*	Not Annualized

[1]	Fund commenced operations on July 24, 1998.

[2]	These returns for the period prior to the creation of a particular class include the performance of the Fund’s Local Fund Shares. These returns were achieved prior to the creation of Class A and Class B shares (12/29/99) and Service Class and Institutional Service Class shares (11/2/98). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A, Class B, Service Class and Institutional Service Class shares would have produced because all classes of the Fund’s shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class A, Class B, Service Class and Institutional Service Class would have been lower.

[3]	These returns do not reflect the effects of sales charges (SC).

[4]	A 5.75% front-end sales charge was deducted.

[5]	A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[6]	These returns until the creation of Class C shares (10/22/03) include the performance of the Fund’s Local Fund Shares for the period through December 28, 1999 and the Fund’s Class B shares for the period from December 29, 1999 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund’s other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.

[7]	A CDSC of 1.00% was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[8]	These returns until the creation of the Institutional Class shares (12/29/99) include the performance of the Fund’s Local Fund shares. The returns have not been adjusted for the lower expenses applicable to Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Institutional Class shares would have produced because Institutional Class shares invest in the same portfolio of securities as Local Fund Shares.

[9]	Not subject to any sales charges.

Growth of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Local Fund Shares of the Gartmore S&P 500 Index Fund, the S&P 500 Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The S&P 500 Index is an unmanaged index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of large U.S. companies have performed.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2 Semiannual Report 2004

Statement of Investments
April 30, 2004 (Unaudited)

Gartmore S&P 500 Index Fund

Common Stocks (90.2%)

	Shares or
	Principal Amount	Value

Advertising Services (0.1%)
Interpublic Group of Cos., Inc. (The) (b)	52,226	$819,426

Aerospace/ Defense (1.4%)
Boeing Co. (The)	106,707	4,555,322
General Dynamics Corp.	24,700	2,312,414
Goodrich Corp.	14,000	403,060
Lockheed Martin Corp.	63,300	3,019,410
Northrop Grumman Corp.	26,157	2,596,082
Raytheon Co.	54,300	1,751,718
Rockwell Collins, Inc.	22,200	715,950
United Technologies Corp.	69,900	6,029,574

		21,383,530

Agriculture (0.1%)
Monsanto Co.	32,844	1,136,074

Airlines (0.3%)
Delta Air Lines, Inc.	21,500	133,730
FedEx Corp.	38,800	2,790,108
Southwest Airlines Co.	98,912	1,412,463

		4,336,301

Analytical Instruments (0.1%)
Applera Corp.-Applied Biosystems Group	26,500	492,105
Waters Corp. (b)	15,000	647,250

		1,139,355

Apparel (0.2%)
Nike, Inc., Class B	37,100	2,669,345
Reebok International Ltd.	9,400	341,972

		3,011,317

Apparel & Accessories (0.1%)
Liz Claiborne, Inc.	13,400	470,340
V.F. Corp.	13,400	618,544

		1,088,884

Appliance & Household Durable (0.1%)
Maytag Corp.	10,400	290,160
Newell Rubbermaid, Inc.	34,251	809,694

		1,099,854

Auto Parts & Equipment (0.3%)
AutoNation, Inc. (b)	37,000	629,740
Dana Corp.	18,400	370,944
Delphi Automotive Systems Corp.	73,695	751,689
Genuine Parts Co.	23,100	826,980
Ingersoll Rand Co.	21,200	1,368,460
Snap-On, Inc.	7,200	243,216

		4,191,029

Automobiles (0.6%)
Ford Motor Co.	235,272	3,613,778
General Motors Corp.	75,513	3,580,826
PACCAR, Inc.	20,975	1,184,249
Visteon Corp.	23,371	253,809

		8,632,662

Banks (5.8%)
AmSouth Bancorp	46,500	1,023,930
Bank of America Corp.	269,579	21,698,414
Bank of New York Co., Inc.	91,500	2,666,310
Bank One Corp.	147,334	7,273,880
BB&T Corp.	70,900	2,445,341
Bear Stearns Cos., Inc.	12,881	1,032,283
Charter One Financial, Inc.	30,805	1,027,963
Fifth Third Bancorp	73,546	3,946,478
Huntington Bancshares, Inc.	30,644	655,782
J.P. Morgan Chase & Co.	275,765	10,368,764
KeyCorp.	51,800	1,538,460
M&T Bank Corp.	17,000	1,445,000
Mellon Financial Corp.	52,600	1,559,064
National City Corp.	87,500	3,033,625
North Fork Bancorp, Inc.	24,700	916,864
Northern Trust Corp.	33,200	1,403,696
PNC Bank Corp.	36,500	1,938,150
Regions Financial Corp.	29,400	1,020,474
SouthTrust Corp.	43,800	1,361,304
State Street Corp.	42,500	2,074,000
SunTrust Banks, Inc.	37,200	2,531,460
Synovus Financial Corp.	35,900	856,933
U.S. Bancorp	252,563	6,475,715
Union Planters Corp.	23,300	647,740
Wachovia Corp.	173,100	7,919,325
Zions Bancorp	11,800	666,936

		87,527,891

Beverages/Alcoholic (0.5%)
Adolph Coors Co., Class B	5,300	348,263
Anheuser-Busch Companies, Inc.	111,600	5,718,384
Brown-Forman Corp., Class B	16,600	777,876

		6,844,523

Beverages/Soft Drink (2.1%)
Coca-Cola Co.	321,900	16,278,483
Coca-Cola Enterprises, Inc.	56,700	1,530,900
Pepsi Bottling Group, Inc. (The)	33,200	971,764
PepsiCo, Inc.	225,620	12,294,034

		31,075,181

Biotechnology (0.1%)
Chiron Corp. (b)	22,400	1,039,360

2004 Semiannual Report 3

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Broadcast Media/Cable Television (0.8%)
Clear Channel Communications, Inc.	76,502	$3,174,068
Comcast Corp. Special, Class A (b)	36,900	1,069,731
Comcast Corp., Class A (b)	259,274	7,804,147

		12,047,946

Business Services (0.2%)
Cintas Corp.	18,400	827,264
Compuware Corp. (b)	42,800	327,420
Convergys Corp. (b)	18,211	264,424
Monster Worldwide, Inc. (b)	14,300	366,223
NCR Corp. (b)	11,600	518,404
Pitney Bowes, Inc.	30,800	1,347,500

		3,651,235

Chemicals (0.2%)
Great Lakes Chemical Corp.	6,200	155,744
Millipore Corp. (b)	6,000	314,580
Praxair, Inc.	42,900	1,567,995
Sigma Aldrich Corp.	12,700	719,328

		2,757,647

Chemicals/Diversified (1.1%)
Air Products & Chemicals, Inc.	28,000	1,394,680
Dow Chemical Co.	120,005	4,762,998
E.I. du Pont de Nemours and Co.	136,150	5,847,643
Eastman Chemical Co.	10,100	429,957
Engelhard Corp.	15,400	447,216
Hercules, Inc. (b)	13,800	153,318
Occidental Petroleums Corp.	49,200	2,322,240
Rohm & Haas Co.	26,031	1,009,482

		16,367,534

Communications Equipment (1.5%)
CIENA Corp. (b)	57,000	235,980
Citizens Communications Co. (b)	30,200	393,808
Corning, Inc. (b)	158,975	1,753,494
JDS Uniphase Corp. (b)	226,992	690,056
Motorola, Inc.	302,606	5,522,560
Tellabs, Inc. (b)	66,700	582,291
Verizon Communications, Inc.	363,376	13,713,810

		22,891,999

Computer Equipment (1.6%)
American Power Conversion Corp.	27,800	518,748
Dell Computer Corp. (b)	339,100	11,770,161
EMC Corp. (b)	307,800	3,435,048
Gateway, Inc. (b)	26,600	128,212
Hewlett Packard Co.	401,324	7,906,083
Network Appliance, Inc. (b)	47,962	893,052

		24,651,304

Computer Integrated Systems Design (0.1%)
Avaya, Inc. (b)	63,022	862,141

Computer Software & Services (6.2%)
Adobe Systems, Inc.	33,900	1,401,426
Affiliated Computer Services, Inc. Class A (b)	19,300	936,050
Automatic Data Processing, Inc.	74,400	3,259,464
BMC Software, Inc. (b)	29,200	505,160
Cisco Systems, Inc. (b)	907,639	18,942,426
Citrix Systems, Inc. (b)	20,800	396,240
Computer Associates International, Inc.	74,800	2,005,388
Electronic Data Systems Corp.	59,600	1,090,084
First Data Corp.	115,672	5,250,352
Fiserv, Inc. (b)	24,150	882,924
Intuit, Inc. (b)	24,000	1,019,280
Mercury Interactive Corp. (b)	13,600	578,680
Microsoft Corp.	1,421,044	36,904,512
Novell, Inc. (b)	53,700	517,668
NVIDIA Corp. (b)	20,300	416,962
Oracle Corp. (b)	690,016	7,741,980
Parametric Technology Corp. (b)	33,100	151,598
PeopleSoft, Inc. (b)	53,300	899,704
Siebel Systems, Inc. (b)	64,070	658,640
Sun Microsystems, Inc. (b)	406,700	1,586,130
Sungard Data Systems, Inc. (b)	35,700	930,699
Symantec Corp. (b)	38,900	1,752,445
Symbol Technologies, Inc.	30,550	366,600
Unisys Corp. (b)	42,800	557,684
VERITAS Software Corp. (b)	56,839	1,515,896
Yahoo!, Inc. (b)	85,143	4,296,316

		94,564,308

Computer/Hardware (1.5%)
Apple Computer, Inc. (b)	49,600	1,276,208
International Business Machines Corp.	223,106	19,671,256
Lexmark International, Inc. (b)	15,200	1,374,992

		22,322,456

Conglomerates (0.9%)
Illinois Tool Works, Inc.	37,000	3,189,770
ITT Industries, Inc.	16,200	1,284,498
Johnson Controls, Inc.	23,400	1,283,724
Tyco International Ltd.	263,180	7,224,291

		12,982,283

Construction & Building Materials (0.3%)
Centex Corp.	19,600	939,820
Eagle Materials, Inc.	100	6,390
Fluor Corp.	10,800	412,128
KB Home	7,300	503,189
Pulte Corp.	16,100	791,637

4 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Construction & Building Materials (continued)
Sherwin Williams Co.	19,400	$738,170
Vulcan Materials Co.	12,600	582,624

		3,973,958

Construction & Housing (0.1%)
Masco Corp.	60,200	1,686,202

Construction Machinery (0.2%)
Caterpillar, Inc.	46,900	3,645,537

Consumer Durable (0.3%)
Black & Decker Corp.	10,500	607,425
Danaher Corp.	21,600	1,998,432
Fortune Brands, Inc.	19,000	1,448,750
Whirlpool Corp.	9,900	648,549

		4,703,156

Consumer Finance (2.2%)
Citigroup, Inc.	677,727	32,591,891

Consumer Non-Cyclical (2.5%)
Alberto Culver Co., Class B	9,300	438,588
Avon Products, Inc.	32,400	2,721,600
Clorox Co. (The)	27,700	1,434,306
Colgate-Palmolive Co.	72,100	4,173,148
Ecolab, Inc.	33,700	1,004,260
Gillette Co. (The)	129,100	5,282,772
International Flavor and Fragrances, Inc.	11,500	416,875
Kimberly-Clark Corp.	61,829	4,046,708
Pall Corp.	16,100	382,858
Procter & Gamble Co.	170,100	17,988,075

		37,889,190

Containers (0.1%)
Ball Corp.	6,900	455,400
Bemis Co., Inc.	13,000	351,130
Sealed Air Corp. (b)	11,402	559,610

		1,366,140

Credit Reporting Services (0.1%)
Moody’s, Corp.	19,900	1,283,749

Data Processing & Reproduction (0.1%)
Computer Sciences Corp. (b)	23,200	949,112

Distribution (0.2%)
SYSCO Corp.	82,600	3,159,450

Drugs (5.9%)
Amerisource Bergen Corp.	14,400	833,616
Amgen Corp. (b)	169,876	9,558,923
Biogen, Inc. (b)	43,130	2,544,670
Eli Lilly & Co.	149,700	11,049,357
Express Scripts, Inc. (b)	11,600	897,144
Forest Laboratories, Inc. (b)	45,600	2,940,288
Genzyme Corp. (b)	32,400	1,411,344
Medimmune, Inc. (b)	36,300	879,912
Merck & Co., Inc.	296,200	13,921,400
Mylan Laboratories, Inc.	33,890	776,420
Pfizer, Inc.	1,005,720	35,964,547
Schering Plough Corp.	186,800	3,125,164
Wyeth	179,200	6,822,144

		90,724,929

Educational Services (0.1%)
Apollo Group, Inc. (b)	24,100	2,190,208

Electrical Equipment (3.2%)
Agilent Technologies, Inc. (b)	59,026	1,594,292
Cooper Industries Ltd., Class A	12,700	697,357
Eaton Corp.	18,900	1,122,282
Emerson Electric Co.	54,200	3,263,924
General Electric Co.	1,342,000	40,192,900
Rockwell International Corp.	23,700	774,753
W.W. Grainger, Inc	10,800	565,920

		48,211,428

Electronics (2.8%)
Altera Corp. (b)	55,000	1,100,550
Applied Micro Circuits Corp. (b)	38,100	168,021
Broadcom Corp., Class A (b)	38,809	1,465,428
Intel Corp.	854,300	21,981,138
Jabil Circuit, Inc. (b)	21,400	564,746
KLA-Tencor Corp. (b)	26,500	1,104,255
Linear Technology Corp.	42,700	1,521,401
LSI Logic Corp. (b)	47,100	350,424
Maxim Integrated Products, Inc.	43,772	2,013,074
Molex, Inc.	23,625	703,553
National Semiconductor Corp. (b)	23,100	942,249
PMC-Sierra, Inc. (b)	30,800	374,220
QLogic Corp. (b)	14,200	383,258
RadioShack Corp.	22,000	676,720
Sanmina Corp. (b)	69,396	695,348
Solectron Corp. (b)	100,061	490,299
Tektronix, Inc.	11,300	334,480
Teradyne, Inc. (b)	23,800	485,044
Texas Instruments, Inc.	227,900	5,720,290
Thomas & Betts Corp.	7,200	173,088
Xilinx, Inc. (b)	45,800	1,540,254

		42,787,840

2004 Semiannual Report 5

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Entertainment (0.7%)
Electronic Arts, Inc. (b)	39,900	$2,019,738
International Game Technology	45,100	1,702,074
Walt Disney Co. (The)	269,300	6,201,979

		9,923,791

Farm Machinery (0.2%)
Deere & Co.	34,100	2,320,164

Financial (3.0%)
American Express Co.	169,300	8,287,235
Capital One Financial Corp.	30,900	2,024,877
Charles Schwab Corp.	171,400	1,763,706
Comerica, Inc.	21,500	1,110,045
Countrywide Credit Industries, Inc.	38,800	2,300,840
Fannie Mae	130,400	8,961,088
Federated Investors, Inc.	13,200	388,080
Golden West Financial Corp.	19,500	2,049,645
Goldman Sachs Group, Inc.	63,500	6,127,750
Lehman Brothers Holdings, Inc.	38,400	2,818,560
MBNA Corp.	168,531	4,108,786
Providian Financial Corp. (b)	36,000	436,680
Washington Mutual, Inc.	117,897	4,643,963

		45,021,255

Financial Services (1.3%)
AMBAC Financial Group, Inc.	14,300	986,700
E*TRADE Financial Corp. (b)	49,700	564,592
First Horizon National Corp.	16,500	725,340
H&R Block, Inc.	23,900	1,078,129
Janus Capital Group, Inc.	28,900	439,280
Marshall & Ilsley Corp.	28,400	1,044,268
SLM Corp.	59,700	2,287,107
Wells Fargo Co.	222,695	12,573,360

		19,698,776

Food & Related (2.2%)
Altria Group, Inc.	272,803	15,107,830
Archer-Daniels Midland Co.	81,495	1,431,052
Campbell Soup Co.	52,800	1,458,864
ConAgra, Inc.	72,900	2,106,081
General Mills, Inc.	53,500	2,608,125
H.J. Heinz Co.	45,700	1,745,283
Hershey Foods Corp.	17,400	1,546,686
Kellogg Co.	53,500	2,295,150
McCormick & Co.	17,300	590,968
Sara Lee Corp.	102,375	2,362,815
Wm. Wrigley Jr. Co.	29,700	1,832,490

		33,085,344

Furniture & Home Furnishings (0.0%)
Leggett & Platt, Inc.	24,600	555,960

Healthcare (5.7%)
Abbott Laboratories	210,600	9,270,612
Allergan, Inc.	16,700	1,470,435
Bausch & Lomb, Inc.	7,000	439,810
Baxter International, Inc.	73,800	2,335,770
Becton Dickinson & Co.	33,300	1,683,315
Biomet, Inc.	37,450	1,479,275
Boston Scientific Corp. (b)	111,600	4,596,804
Bristol-Myers Squibb Co.	262,700	6,593,770
C.R. Bard, Inc.	6,400	680,128
Cardinal Health, Inc.	54,750	4,010,438
Guidant Corp.	42,600	2,684,226
HCA, Inc.	69,100	2,807,533
Health Management Associates, Inc., Class A	30,200	698,526
Humana, Inc. (b)	19,900	324,171
Johnson & Johnson Co.	390,350	21,090,610
King Pharmaceuticals, Inc. (b)	25,792	444,912
Manor Care, Inc.	11,200	363,328
McKesson HBOC, Inc.	37,481	1,231,626
Medco Health Solutions, Inc. (b)	34,955	1,237,407
Medtronic, Inc.	160,300	8,088,738
Quest Diagnostics, Inc.	12,800	1,079,680
St. Jude Medical, Inc. (b)	23,400	1,784,484
Stryker Corp.	26,400	2,611,752
Tenet Healthcare Corp. (b)	63,200	743,232
UnitedHealth Group, Inc.	83,600	5,139,728
Watson Pharmaceutical, Inc. (b)	16,000	569,760
Wellpoint Health Networks, Inc. (b)	20,200	2,256,138

		85,716,208

Hotels & Casinos (0.1%)
Harrah’s Entertainment, Inc.	15,700	834,926

Hotels/Motels (0.5%)
Cendant Corp.	135,700	3,213,376
Hilton Hotels Corp.	54,800	958,452
Marriott International, Inc., Class A	34,900	1,645,884
Starwood Hotels & Resorts Worldwide, Inc.	28,063	1,116,627

		6,934,339

Industrial Diversified (0.1%)
Parker Hannifin Corp.	15,100	834,879
Thermo Electron Corp. (b)	22,400	654,080

		1,488,959

Insurance (4.2%)
ACE Ltd.	31,100	1,363,424
Aetna, Inc.	22,400	1,853,600
Allstate Corp. (The)	97,000	4,452,300
American International Group, Inc.	343,778	24,631,693
Anthem, Inc. (b)	19,124	1,694,004
AON Corp.	40,350	1,051,521

6 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Insurance (continued)
Chubb Corp. (The)	23,500	$1,621,500
CIGNA Corp.	20,600	1,328,906
Cincinnati Financial Corp.	22,050	903,830
Hartford Financial Services Group, Inc	35,800	2,186,664
Lincoln National Corp.	22,000	987,360
Loews Corp.	23,600	1,369,036
MBIA, Inc.	19,100	1,124,799
MetLife, Inc.	99,300	3,425,850
MGIC Investment Corp.	13,200	971,784
Principal Financial Group, Inc.	40,100	1,415,530
Progressive Corp. (The)	27,600	2,415,552
Prudential Financial, Inc.	70,700	3,106,558
SAFECO Corp.	19,800	867,042
St. Paul Cos., Inc.	97,722	3,974,354
Torchmark Corp.	15,200	791,008
UnumProvident Corp.	34,857	542,026
XL Capital Ltd., Class A	16,600	1,267,410

		63,345,751

Insurance/Life (0.3%)
AFLAC, Inc.	67,300	2,842,079
Jefferson-Pilot Corp.	19,100	947,169

		3,789,248

Insurance Brokers (0.2%)
Marsh & McLennan Cos., Inc.	65,400	2,949,540

Investment Management (1.1%)
Franklin Resources, Inc.	32,200	1,765,526
Merrill Lynch & Co.	127,825	6,931,950
Morgan Stanley Dean Witter & Co.	145,176	7,460,594
T. Rowe Price Group, Inc.	20,400	1,046,112

		17,204,182

Leisure Products (0.3%)
Brunswick Corp.	11,300	464,543
Carnival Corp.	78,200	3,336,794
Hasbro, Inc.	21,600	408,024
Mattel, Inc.	57,401	973,521

		5,182,882

Manufacturing (1.2%)
3M Co.	105,400	9,114,991
American Standard Cos., Inc. (b)	9,000	946,710
Crane Co.	7,350	226,454
Cummins, Inc.	5,800	346,898
Dover Corp.	25,900	1,036,777
Honeywell International, Inc.	110,325	3,815,039
Power-One, Inc. (b)	5,400	46,440
PPG Industries, Inc.	21,100	1,251,441
Stanley Works (The)	10,800	459,108
Textron, Inc.	17,900	987,722

		18,231,580

Medical Equipment & Supplies (0.0%)
PerkinElmer, Inc.	15,400	296,450

Medical Products (0.2%)
Zimmer Holdings, Inc. (b)	31,110	2,484,134

Metals & Mining (0.5%)
Alcoa, Inc.	109,532	3,368,109
Freeport-McMoRan Copper & Gold, Inc.	28,000	854,000
Newmont Mining Corp.	62,200	2,326,280
Phelps Dodge Corp. (b)	12,508	823,402

		7,371,791

Mortgage/Asset Backed Obligations (0.3%)
Freddie Mac	88,700	5,180,080

Motor Vehicles (0.2%)
Harley-Davidson, Inc.	43,200	2,433,024
Navistar International Corp. (b)	10,000	451,500

		2,884,524

Multimedia (1.3%)
Time Warner, Inc. (b)	598,650	10,069,293
Viacom, Inc., Class B	229,435	8,867,663

		18,936,956

Natural Gas (0.1%)
NICOR, Inc.	5,600	190,344
People’s Energy Corp.	4,500	188,100
Sempra Energy	25,815	819,626

		1,198,070

Office Equipment & Supplies (0.1%)
Avery Dennison Corp.	13,600	873,528
Xerox Corp. (b)	94,300	1,266,449

		2,139,977

Oil & Gas (4.9%)
Amerada Hess Corp.	14,400	1,024,272
Apache Corp.	46,702	1,955,413
Ashland, Inc.	11,000	526,900
BJ Services Co. (b)	25,700	1,143,650
ChevronTexaco Corp.	140,793	12,882,559
ConocoPhillips	84,473	6,022,925
Devon Energy Corp.	29,463	1,803,136
El Paso Corp.	93,695	656,802
EOG Resources, Inc.	14,200	699,350

2004 Semiannual Report 7

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Oil & Gas (continued)
Exxon Mobil Corp.	865,278	$36,817,578
KeySpan Corp.	19,745	713,782
Kinder Morgan, Inc.	18,900	1,137,969
Marathon Oil Corp.	40,400	1,355,824
Nabors Industries Ltd. (b)	17,791	789,209
Noble Corp. (b)	14,600	542,536
Rowan Cos., Inc. (b)	12,500	278,750
Sunoco, Inc.	10,700	673,030
Transocean Sedco Forex, Inc. (b)	46,400	1,288,528
Unocal Corp.	35,200	1,268,608
Valero Energy Corp.	15,800	1,007,408
Williams Cos., Inc. (The)	80,400	828,120

		73,416,349

Oil Equipment & Services (0.8%)
Anadarko Petroleum Corp.	30,457	1,631,886
Baker Hughes, Inc.	47,270	1,733,864
Burlington Resources, Inc.	29,400	1,977,738
Dynegy, Inc., Class A (b)	50,500	199,980
Halliburton Co.	53,700	1,600,260
Kerr-Mcgee Corp.	13,584	664,665
Schlumberger Ltd.	77,600	4,541,928

		12,350,321

Paper & Forest Products (0.5%)
Boise Cascade Corp.	14,300	482,339
Georgia-Pacific Corp.	31,563	1,107,861
International Paper Co.	59,396	2,394,847
Louisiana-Pacific Corp.	12,500	294,875
MeadWestvaco Corp.	25,901	677,311
Pactiv Corp. (b)	19,500	447,525
Temple Inland, Inc.	7,300	450,921
Weyerhaeuser Co.	29,500	1,746,400

		7,602,079

Pharmacy Services (0.1%)
Caremark Rx, Inc. (b)	62,425	2,113,086

Photographic (0.1%)
Eastman Kodak Co.	42,400	1,093,496

Pollution Control (0.2%)
Allied Waste Industries, Inc. (b)	32,400	407,916
Waste Management, Inc.	74,900	2,127,160

		2,535,076

Printing & Publishing (0.7%)
American Greetings Corp., Class A (b)	8,200	168,100
Dow Jones & Company, Inc.	10,900	502,381
Gannett Co., Inc.	35,400	3,068,472
Knight-Ridder, Inc.	10,000	774,400
McGraw-Hill Cos., Inc. (The)	25,200	1,987,272
Meredith Corp.	6,200	315,828
New York Times Co., Class A	23,700	1,085,697
R.R. Donnelley & Sons Co.	31,900	938,498
Tribune Co.	38,357	1,836,533

		10,677,181

Railroads (0.4%)
Burlington Northern Santa Fe Corp.	50,300	1,644,810
CSX Corp.	27,400	842,824
Norfolk Southern Corp.	50,100	1,193,382
Union Pacific Corp.	37,600	2,215,768

		5,896,784

Real Estate Investment Trusts (0.4%)
Apartment Investment & Management Co.	13,000	366,210
Equity Office Properties Trust	57,800	1,454,826
Equity Residential Property Trust	34,200	939,132
Plum Creek Timber Co, Inc.	22,700	671,012
ProLogis Trust	23,500	691,370
Simon Property Group, Inc.	25,700	1,238,997

		5,361,547

Restaurants (0.5%)
Darden Restaurants, Inc.	22,100	500,786
McDonald’s Corp.	158,500	4,315,955
Wendy’s International, Inc.	15,900	620,100
YUM! Brands, Inc. (b)	38,900	1,508,931

		6,945,772

Retail (5.6%)
AutoZone, Inc. (b)	13,100	1,147,167
Bed Bath & Beyond, Inc. (b)	40,400	1,499,648
Best Buy Co., Inc.	44,050	2,389,713
Big Lots, Inc. (b)	14,500	205,320
Circuit City Stores, Inc.	26,800	313,024
Costco Wholesale Corp. (b)	63,300	2,370,585
CVS Corp.	50,900	1,966,267
Dillards, Inc., Class A	10,300	173,349
Dollar General Corp.	40,510	759,968
Family Dollar Stores, Inc.	21,300	684,582
Federated Department Stores, Inc.	25,700	1,259,300
Gap, Inc. (The)	118,400	2,605,984
Home Depot, Inc.	295,050	10,382,809
J.C. Penney Co., Inc.	38,000	1,286,680
Jones Apparel Group, Inc.	15,600	570,960
Kohl’s Corp. (b)	45,000	1,880,550
Limited, Inc. (The)	44,359	915,570
Lowe’s Companies, Inc.	97,800	5,091,468
May Department Stores Co. (The)	36,700	1,130,360
Nordstrom, Inc.	17,700	630,651

8 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Retail (continued)
Office Depot, Inc. (b)	39,100	$684,641
Sears, Roebuck & Co.	31,900	1,277,595
Staples, Inc.	70,800	1,823,808
Starbucks Corp. (b)	56,300	2,187,818
Target Corp.	115,600	5,013,572
Tiffany & Co.	19,100	744,900
TJX Cos., Inc.	64,800	1,592,136
Toys “R” Us, Inc. (b)	24,900	384,705
Wal-Mart Stores, Inc.	569,600	32,467,199

		83,440,329

Retail/Food & Drug (0.6%)
Albertson’s, Inc.	46,334	1,082,362
Kroger Co. (b)	101,900	1,783,250
Safeway, Inc. (b)	52,800	1,211,760
Supervalu, Inc.	14,600	449,534
Walgreen Co.	130,500	4,499,640
Winn-Dixie Stores, Inc.	15,800	120,396

		9,146,942

Semiconductors (0.6%)
Advanced Micro Devices, Inc. (b)	47,600	676,872
Agere Systems, Inc. Class B (b)	3,700	8,029
Analog Devices, Inc.	46,500	1,980,900
Applied Materials, Inc. (b)	210,400	3,835,592
Micron Technology, Inc. (b)	83,600	1,138,632
Novellus Systems, Inc. (b)	22,300	645,808
Vitesse Semiconductor Corp. (b)	200	856

		8,286,689

Services (1.1%)
Autodesk, Inc.	14,300	479,050
Deluxe Corp.	6,200	256,122
eBay, Inc. (b)	85,200	6,800,664
Equifax, Inc.	17,200	421,572
Exelon Corp.	47,100	3,152,874
IMS Health, Inc.	30,748	776,387
Omnicom Group, Inc.	24,300	1,932,093
Paychex, Inc.	52,775	1,967,452
Robert Half International, Inc. (b)	21,300	580,851
Ryder System, Inc.	8,000	294,320
Sabre Holdings, Inc.	18,417	434,457

		17,095,842

Steel (0.1%)
Allegheny Teledyne, Inc.	11,300	115,486
Nucor Corp.	10,300	611,820
United States Steel Corp.	15,600	446,628
Worthington Industries, Inc.	10,700	193,135

		1,367,069

Telecommunications (3.1%)
ADC Telecommunications, Inc. (b)	123,793	309,483
ALLTEL Corp.	38,300	1,928,022
Andrew Corp. (b)	21,900	371,205
AT&T Corp.	111,266	1,908,212
AT&T Wireless Services, Inc. (b)	358,199	4,946,728
BellSouth Corp.	235,300	6,073,093
CenturyTel, Inc.	18,900	545,832
Comverse Technology, Inc. (b)	31,100	508,796
Lucent Technologies, Inc. (b)	537,370	1,810,937
Nextel Communications, Inc. (b)	142,400	3,397,664
QUALCOMM, Inc.	105,800	6,608,268
Qwest Communications International, Inc. (b)	234,411	942,332
SBC Communications, Inc.	438,841	10,927,140
Scientific-Atlanta, Inc.	20,400	660,756
Sprint Corp.	181,850	3,253,297
Univision Communications, Inc., Class A (b)	40,700	1,377,695

		45,569,460

Tire & Rubber (0.0%)
Cooper Tire & Rubber Co.	13,200	282,348
Goodyear Tire & Rubber Co. (b)	31,200	271,752

		554,100

Tobacco (0.1%)
R.J. Reynolds Tobacco	13,600	880,872
UST, Inc.	21,400	796,294

		1,677,166

Transport Services (0.7%)
United Parcel Service, Inc., Class B	151,700	10,641,755

Utilities (2.0%)
AES Corp. (The) (b)	71,565	620,469
Allegheny Energy, Inc. (b)	23,400	322,452
Ameren Corp.	22,100	966,212
American Electric Power Co., Inc.	49,140	1,495,822
Calpine Corp. (b)	56,800	246,512
Centerpoint Energy, Inc.	40,600	438,074
Cinergy Corp.	22,600	857,444
CMS Energy Corp. (b)	14,800	122,988
Consolidated Edison, Inc.	27,900	1,149,759
Constellation Energy Group, Inc.	21,400	823,472
Dominion Resources, Inc.	46,067	2,939,535
DTE Energy Co.	20,000	780,400
Duke Energy Corp.	124,800	2,628,288
Edison International	41,800	978,120
Entergy Corp.	27,400	1,496,040
FirstEnergy Corp.	42,748	1,671,447
FPL Group, Inc.	25,800	1,641,396
NiSource, Inc.	29,627	597,280
PG&E Corp. (b)	53,400	1,469,568

2004 Semiannual Report 9

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Utilities (continued)
Pinnacle West Capital Corp.	14,200	$554,652
PPL Corp.	19,500	835,575
Progress Energy, Inc.	30,400	1,300,208
Public Service Enterprise Group, Inc.	29,300	1,256,970
Southern Co.	95,600	2,749,456
TECO Energy, Inc.	23,300	296,609
TXU Corp.	47,700	1,628,478
Xcel Energy, Inc.	51,110	855,070

		30,722,296

Total Common Stocks		1,354,855,256

Mutual Funds (0.0%)
S&P 500 Depositary Receipts	151	$16,761

Total Mutual Funds		16,761

Repurchase Agreements (9.2%)

	Shares or
	Principal Amount	Value

CS First Boston, 0.94% dated 04/30/04, due 05/03/04, repurchase price $80,862,684 (Fully collateralized by AA Rated Corporate Bonds, Treasury Notes, & U.S. Agency Securities)	$80,856,350	$80,856,350
Nomura Securities, 0.94% dated 04/30/04, due 05/03/04, repurchase price $57,771,674 (Fully collateralized by AA Rated Corporate Bonds)	57,767,149	57,767,149
Total Repurchase Agreements		138,623,499

Total Investments (Cost $1,455,463,191) (a) — 99.4%		1,493,495,516
Other assets in excess of liabilities — 0.6%		9,299,403

NET ASSETS — 100.0%		$1,502,794,919

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

At April 30, 2004 the Fund’s open long futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered by	Appreciation
Contracts	Contracts	Expiration	Securities	(Depreciation)

533	S&P 500	6/18/04	$147,387,825	$(2,116,798)

See notes to financial statements.

10 Semiannual Report 2004

Gartmore Mid Cap Market Index Fund	Class A Shares symbol: GMXAX Class B Shares symbol: GMCBX Class C Shares symbol: GMCCX Institutional Class symbol: GMXIX

How did the Fund perform?

For the semiannual period ended April 30, 2004, the Gartmore Mid Cap Market Index Fund returned 6.45% versus 6.93% for its benchmark, the S&P MidCap 400 Index. For broader comparison, the average return for the Fund’s Lipper peer category of Mid-Cap Core Funds was 6.53%.

This Fund’s objective is to match the performance of its benchmark as closely as possible before the deduction of fund expenses. To do so, the Fund invests in the stocks represented in the S&P MidCap 400 Index and, at times, in roughly the same proportions as their weightings in the Index. We do not necessarily invest in all of the stocks, however, that are reflected by the Index. In general, this Fund is best suited as a core holding within a broadly diversified portfolio.

The semiannual period was characterized by two distinct themes. While the end of 2003 and early 2004 brought a significant rise in equities driven by better-than-expected earnings, markets experienced setbacks in February, March and April of 2004. More specifically, the first three months of the period saw low-quality, high-risk, small-capitalization issues benefit as renewed investor appetite for higher return potential prevailed. During the latter three months of the period, however, low-price, high-risk securities were abandoned in favor of high-quality value issues. Against this backdrop, mid-cap stocks performed slightly better than both their large- and small-cap counterparts. Within the mid-cap space, value stocks overall outpaced growth stocks during the reporting period. Despite the setbacks that occurred in January through April 2004, however, most indexes finished the semiannual period well into positive territory due to gains made in November and December of 2003. The Fund, as a result, met its objective of closely tracking the return of its benchmark.

Looking ahead, we anticipate that fears of an impending interest rate increase are likely to be in the forefront of investors’ minds. While the Federal Reserve chose to leave rates unchanged at 1.00% during the semiannual period, it has dropped its pledge to be “patient” and is suggesting that borrowing rates will go up at a “measured” pace. With the economy gaining momentum, signs of inflation are beginning to emerge. In addition, corporate profitability and free cash flow, the key determinants of investment spending and hiring, are surging. Although oil prices are high and interest rates are expected to rise at some point, we think that any stabilization in either area combined with strong corporate earnings will help stocks to rally. With that thought in mind, we believe the Fund is well positioned to continue to meet its objective.

Portfolio Manager: Fund Asset Management, L.P. - Subadviser

Average Annual Total Return

(For Periods Ended April 30, 2004)

		6 Month*	1 Yr.	Inception[1]

Class A	w/o SC2	6.45%	33.26%	7.16%
	w/SC3	0.36%	25.59%	5.70%

Class B4	w/o SC2	6.09%	32.42%	6.64%
	w/SC5	1.09%	27.42%	6.27%

Class C6	w/o SC2	6.13%	32.35%	6.63%
	w/SC7	5.13%	31.35%	6.63%

Institutional Class[8]		6.61%	33.74%	7.63%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

*	Not Annualized

[1]	Fund commenced operations on December 29, 1999.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 5.75% front-end sales charge was deducted.

[4]	These returns until the creation of Class B shares (5/25/01) include performance based on the Fund’s Class A shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for this class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.

[5]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[6]	These returns until the creation of Class C shares (10/22/03) include the performance of the Fund’s Class A for the period through May 24, 2001 and the Fund’s Class B shares for the period from May 25, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund’s other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.

[7]	A CDSC of 1.00% was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[8]	Not subject to any sales charges.

Growth of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Mid Cap Market Index Fund, the S&P MidCap 400 Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The S&P MidCap 400 Index is an unmanaged index that measures the performance of mid-sized U.S. companies.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2004 Semiannual Report 11

Statement of Investments
April 30, 2004 (Unaudited)

Gartmore Mid Cap Market Index Fund

Common Stocks (88.9%)

	Shares or
	Principal Amount	Value

Aerospace/Defense (0.5%)
Alliant Techsystems, Inc. (b)	14,800	$877,492
Precision Castparts Corp.	24,900	1,120,749
Sequa Corp. (b)	3,260	159,186

		2,157,427

Agricultural Products (0.1%)
Universal Corp.	10,240	514,458

Airlines (0.3%)
Alaska Air Group, Inc. (b)	12,000	265,560
Jetblue Airways Corp. (b)	39,550	1,094,744

		1,360,304

Amusement & Recreation (0.4%)
Callaway Golf Co.	28,900	490,433
International Speedway Corp.	20,300	855,239
Six Flags, Inc. (b)	33,200	246,676

		1,592,348

Auto Parts & Equipment (1.2%)
Arvinmeritor, Inc.	26,360	545,388
Bandag, Inc.	6,400	278,720
BorgWarner Automotive, Inc.	10,960	898,062
Gentex Corp.	31,540	1,240,468
Lear Corp.	26,620	1,613,705
Modine Manufacturing Co.	12,000	330,000
Superior Industries International, Inc.	11,200	381,696

		5,288,039

Automotive (0.5%)
Carmax, Inc. (b)	40,300	1,044,576
O’Reilly Automotive, Inc. (b)	22,500	1,010,025

		2,054,601

Banks (7.0%)
Associated Banc Corp.	28,214	1,155,363
Astoria Financial Corp.	32,780	1,128,288
Banknorth Group, Inc.	63,507	1,945,219
City National Corp.	18,700	1,152,855
Colonial Bancgroup, Inc.	50,040	862,189
Compass Bancshares, Inc.	49,440	1,896,518
Cullen/ Frost Bankers, Inc.	21,580	934,414
FirstMerit Corp.	30,580	720,465
Greater Bay Bancorp	21,180	600,877
GreenPoint Financial Corp.	54,030	2,107,170
Hibernia Corp.	60,000	1,307,400
Independence Community Bank Corp.	33,636	1,225,359
IndyMac Bancorp, Inc.	23,200	746,112
Mercantile Bankshare Corp.	30,750	1,319,790
National Commerce Financial Co.	80,050	2,128,530
New York Community Bancorp, Inc.	108,514	2,720,447
Provident Financial Group	20,680	814,378
Silicon Valley Bancshares (b)	14,320	492,035
Sovereign Bancorp, Inc.	119,340	2,384,413
TCF Financial Corp.	28,700	1,422,085
Washington Federal, Inc.	29,510	689,354
Webster Financial Corp.	17,300	752,550
West America Bancorp	11,520	559,872
Wilmington Trust Corp.	25,100	872,727

		29,938,410

Biotechnology (2.0%)
Gilead Sciences, Inc. (b)	83,180	5,059,840
Millenium Pharmaceuticals, Inc. (b)	118,463	1,775,760
Protein Design Labs, Inc. (b)	38,420	940,522
Valeant Pharmaceuticals International	34,100	787,710
Vertex Pharmaceuticals, Inc. (b)	30,180	260,755

		8,824,587

Broadcasting (0.6%)
Emmis Communications Corp. (b)	19,700	460,980
Entercom Communications Corp. (b)	21,080	961,248
Westwood One, Inc. (b)	40,980	1,210,549

		2,632,777

Business Services (2.5%)
Acxiom Corp.	35,340	817,768
BISYS Group, Inc. (The) (b)	44,000	638,000
Caremark Rx, Inc. (b)	1	17
Catalina Marketing Corp. (b)	22,900	379,682
Ceridian Corp. (b)	61,040	1,305,035
CheckFree Corp. (b)	31,300	940,252
CSG Systems International, Inc. (b)	22,580	379,118
DST Systems, Inc. (b)	34,040	1,502,866
Fair Issac Corp.	27,550	928,986
Gartner Group, Inc. (b)	8,160	97,430
Gartner Group, Inc., Class B (b)	38,200	451,142
Harte-Hanks, Inc.	33,040	791,638
Kelly Services, Inc.	12,275	364,813
Korn/ Ferry International (b)	16,000	239,680
Manpower, Inc.	36,060	1,691,214
MPS Group, Inc. (b)	39,340	430,380

		10,958,021

Chemicals (2.0%)
Airgas, Inc.	27,400	606,910
Albemarle Corp.	14,100	412,425
Cabot Corp.	23,400	790,920
Crompton Corp.	36,500	227,030
Cytec Industries, Inc.	16,100	633,052
Ferro Corp.	14,100	365,049
FMC Corp. (b)	14,860	637,345

12 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Chemicals (continued)
IMC Global, Inc.	41,800	$525,426
Lubrizol Corp.	20,880	663,984
Lyondell Chemical Co.	72,200	1,180,471
Minerals Technologies, Inc.	8,440	495,006
Olin Corp.	29,360	507,047
RPM, Inc.	46,100	695,188
Valspar Corp.	19,300	958,245

		8,698,098

Communication Equipment (2.2%)
Adtran, Inc.	32,400	794,124
Advanced Fibre Communications, Inc. (b)	35,800	597,860
Cincinnati Bell, Inc. (b)	88,000	347,600
CommScope, Inc. (b)	25,320	443,353
Harris Corp.	25,840	1,164,092
L-3 Communications Holdings, Inc.	42,520	2,625,185
Plantronics, Inc. (b)	17,600	667,920
Polycom, Inc. (b)	38,200	728,856
Powerwave Technologies, Inc. (b)	25,420	172,093
Price Communications Corp. (b)	17,100	270,522
Telephone & Data Systems, Inc.	22,900	1,510,484

		9,322,089

Computer Hardware (0.6%)
Keane, Inc. (b)	24,700	350,740
National Instruments Corp.	30,230	923,829
Quantum Corp. (b)	56,560	177,033
Storage Technology Corp. (b)	42,900	1,126,983

		2,578,585

Computer Software & Services (3.8%)
3COM Corp. (b)	156,020	961,083
Activision, Inc. (b)	55,525	836,207
Advent Software, Inc. (b)	13,369	249,733
Ascential Software Corp. (b)	23,638	401,846
Avocent Corp. (b)	17,300	555,157
Cadence Design Systems, Inc. (b)	102,680	1,316,358
CDW Corp.	33,540	2,095,914
Cognizant Technology Solutions Corp. (b)	26,020	1,125,625
Henry (Jack) & Associates, Inc.	32,900	598,451
Internet Security, Inc. (b)	16,400	217,956
Macromedia, Inc. (b)	25,500	525,300
Macrovision Corp. (b)	21,020	353,977
McData Corp. (b)	44,000	234,520
Mentor Graphics Corp. (b)	25,600	424,704
Network Associates, Inc. (b)	62,700	983,136
Retek, Inc. (b)	22,060	153,979
RSA Security, Inc. (b)	25,600	410,112
SanDisk Corp. (b)	62,400	1,442,064
Sybase, Inc. (b)	35,000	598,500
Synopsys, Inc. (b)	63,220	1,689,870
Titan Corp. (The) (b)	27,770	533,184
Transaction Systems Architects, Inc. (b)	13,900	295,097
Wind River Systems, Inc. (b)	32,300	302,328

		16,305,101

Construction (2.7%)
D.R. Horton, Inc.	91,385	2,631,888
Dycom Industries, Inc. (b)	18,300	431,514
Granite Construction, Inc.	14,960	296,956
Hovnanian Enterprises, Class A (b)	24,920	896,372
Jacobs Engineering Group, Inc. (b)	23,180	966,838
Lennar Corp.	62,660	2,935,621
Martin Marietta Materials, Inc.	18,000	778,500
Ryland Group, Inc. (The)	10,300	813,185
Thor Industries, Inc.	22,500	626,850
Toll Brothers, Inc. (b)	29,900	1,183,143

		11,560,867

Consumer & Commercial Services (2.2%)
Career Education Corp. (b)	40,260	2,576,639
Corinthian Colleges, Inc. (b)	36,680	1,123,142
DeVry, Inc. (b)	26,900	774,720
Dun & Bradstreet Corp. (b)	28,260	1,476,585
ITT Educational Services, Inc. (b)	18,140	731,586
Quanta Services, Inc. (b)	39,100	213,877
Rollins, Inc.	16,610	394,488
Sotheby’s Holdings, Inc. (b)	20,600	267,594
Sylvan Learning Systems, Inc. (b)	17,380	612,645
United Rentals, Inc. (b)	31,200	536,640
Viad Corp.	33,480	835,661

		9,543,577

Consumer Products (2.4%)
Blyth Industries, Inc.	15,940	518,209
Choicepoint, Inc. (b)	35,820	1,573,214
Church & Dwight, Inc.	14,600	656,270
Education Management Corp. (b)	30,100	1,067,346
Energizer Holdings, Inc. (b)	31,500	1,363,950
Furniture Brands International, Inc.	22,200	624,708
Lancaster Colony Corp.	13,240	546,812
Mohawk Industries Co. (b)	26,040	2,008,726
Scotts Co. (The), Class A (b)	12,260	808,547
Timberland Co., Class A (b)	14,400	903,168
Tupperware Corp.	26,633	498,836

		10,569,786

Containers/Packaging (0.4%)
Packaging Corp. of America	40,920	899,422
Sonoco Products Co.	37,100	922,306

		1,821,728

2004 Semiannual Report 13

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Electronics (4.6%)
Arrow Electronics, Inc. (b)	42,800	$1,081,984
Atmel Corp. (b)	183,300	1,070,472
Avnet, Inc. (b)	46,678	1,010,112
Cabot Microelectronics Corp. (b)	9,928	293,174
Credence Systems Corp. (b)	25,060	279,168
Cree, Inc. (b)	26,888	498,772
Cypress Semiconductor Corp. (b)	46,600	651,002
Harman International Industries, Inc.	26,600	2,017,610
Hubbell, Inc.	23,400	1,051,596
Integrated Device Technology, Inc. (b)	43,800	589,110
International Rectifier Corp. (b)	25,600	1,014,784
Intersil Corp.	54,000	1,066,500
Kemet Corp. (b)	32,560	403,093
Lam Research Corp. (b)	54,260	1,201,316
Lattice Semiconductor Corp. (b)	47,960	341,475
LTX Corp. (b)	21,900	239,367
Micrel, Inc. (b)	34,700	424,034
Microchip Technology, Inc.	83,772	2,347,292
Newport Corp. (b)	12,400	184,016
Plexus Corp. (b)	14,100	202,758
RF Micro Devices, Inc. (b)	75,100	552,736
Semtech Corp. (b)	29,330	616,517
SPX Corp.	30,720	1,362,432
TriQuint Semiconductor, Inc. (b)	48,305	265,194
Vishay Intertechnology, Inc. (b)	62,530	1,088,022

		19,852,536

Financial Services (3.6%)
Americredit Corp. (b)	60,900	987,189
Bank of Hawaii Corp.	22,700	992,444
Certegy, Inc.	24,500	876,610
Commerce Bancorp, Inc.	30,820	1,757,048
Eaton Vance Corp.	26,200	956,562
Edwards (A.G.), Inc.	32,900	1,203,811
Investors Financial Services Corp.	27,084	1,052,755
Jefferies Group, Inc.	21,900	746,790
Labranche & Co., Inc.	24,100	235,457
Legg Mason, Inc.	26,380	2,428,543
PMI Group, Inc.	38,300	1,648,049
Raymond James Financial, Inc.	27,520	691,302
SEI Corp.	40,940	1,208,549
Waddell & Reed Financial, Inc.	31,200	693,576

		15,478,685

Food & Beverage (3.5%)
Constellation Brands, Inc. (b)	43,420	1,438,505
Dean Foods Co. (b)	63,198	2,122,189
Hormel Foods Corp.	53,820	1,640,972
Interstate Bakeries Corp.	17,800	201,140
J.M. Smucker Co.	20,692	1,082,192
Krispy Kreme Doughnuts, Inc. (b)	23,500	763,985
PepsiAmericas, Inc.	56,000	1,121,680
Sensient Technologies Corp.	20,880	427,205
Smithfield Foods, Inc. (b)	44,000	1,170,400
Tootsie Roll Industries, Inc.	20,033	697,950
Tyson Foods, Inc.	142,030	2,661,641
Whole Foods Market, Inc.	24,780	1,982,152

		15,310,011

Gaming (1.2%)
Boyd Gaming Corp.	23,200	545,200
Caesars Entertainment, Inc. (b)	120,880	1,601,660
GTECH Holdings Corp.	24,100	1,468,172
Mandalay Resort Group	26,440	1,518,978

		5,134,010

Healthcare (8.2%)
Apogent Technologies, Inc. (b)	36,300	1,176,846
Apria Healthcare Group, Inc. (b)	19,300	556,612
Barr Laboratories, Inc. (b)	39,545	1,637,954
Beckman Coulter, Inc.	23,740	1,325,642
Cephalon, Inc. (b)	21,600	1,229,256
Charles River Laboratories International, Inc. (b)	17,480	804,080
Community Health Systems, Inc. (b)	37,900	977,441
Covance, Inc. (b)	26,080	879,939
Coventry Health Care, Inc. (b)	35,100	1,468,584
Cytyc Corp. (b)	44,740	957,436
Dentsply International, Inc.	32,280	1,564,289
Edwards Lifesciences Corp. (b)	23,500	809,810
First Health Group Corp. (b)	39,240	655,308
Health Net, Inc. (b)	46,240	1,176,346
Henry Schein, Inc. (b)	17,840	1,257,185
IVAX Corp. (b)	77,055	1,641,272
LifePoint Hospitals, Inc. (b)	15,160	542,122
Lincare Holdings, Inc. (b)	40,180	1,395,451
Omnicare, Inc.	40,000	1,659,200
Oxford Health Plans, Inc.	33,540	1,825,918
PacifiCare Health Systems, Inc. (b)	32,500	1,162,200
Patterson Dental Co. (b)	27,660	2,038,541
Perrigo Co.	27,700	597,489
Pharmaceutical Resources, Inc. (b)	14,000	564,200
Sepracor, Inc. (b)	34,400	1,644,664
Steris Corp. (b)	26,380	584,581
Triad Hospitals, Inc. (b)	29,813	1,013,940
Universal Health Services, Inc.	23,700	1,040,430
Varian Medical Systems, Inc. (b)	26,900	2,309,095
Visx, Inc. (b)	18,000	394,020

		34,889,851

Hotels & Lodging (0.2%)
Extended Stay America, Inc.	38,500	748,825

14 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Insurance (4.8%)
Allmerica Financial Corp. (b)	20,200	$702,152
American Financial Group, Inc.	27,700	850,390
AmerUs Group Co.	16,800	648,480
Brown & Brown, Inc.	26,260	1,024,403
Everest Re Group Ltd.	22,480	1,914,846
Fidelity National Financial, Inc.	63,975	2,341,486
First American Financial Corp.	32,520	881,942
Gallagher (Arthur J.) & Co.	36,800	1,186,064
HCC Insurance Holdings, Inc.	25,660	821,633
Horace Mann Educators Corp.	15,700	245,077
Leucadia National Corp.	27,020	1,331,275
Mony Group, Inc. (b)	19,400	600,430
Ohio Casualty Corp. (b)	26,100	512,082
Old Republic International Corp.	70,430	1,635,385
Protective Life Corp.	26,300	945,748
Radian Group, Inc.	36,600	1,702,266
Stancorp Financial Group, Inc.	12,300	761,001
Unitrin, Inc.	26,000	1,030,900
W.R. Berkley Corp.	34,100	1,381,050

		20,516,610

Machinery (0.7%)
AGCO Corp. (b)	33,400	642,950
Graco, Inc.	25,770	726,714
Tecumseh Products Co.	6,500	252,655
Zebra Technologies Corp., Class A (b)	19,360	1,418,894

		3,041,213

Manufacturing (2.6%)
Ametek, Inc.	23,600	625,400
Brinks Co. (The)	19,380	537,407
Carlisle Cos., Inc.	12,940	766,695
Diebold, Inc.	29,300	1,350,438
Donaldson Co., Inc.	35,880	984,188
Federal Signal Corp.	19,500	354,900
Flowserve Corp. (b)	20,820	444,923
Harsco Corp.	15,400	670,362
Hillenbrand Industry, Inc.	24,100	1,626,751
Nordson Corp.	13,600	470,016
Pentair, Inc.	20,380	1,214,444
Teleflex, Inc.	14,220	649,143
Trinity Industries, Inc.	16,500	499,785
Varian, Inc. (b)	13,960	572,918
York International Corp.	15,000	588,000

		11,355,370

Metals (0.1%)
Kennametal, Inc.	14,600	630,136

Mining (0.4%)
Arch Coal, Inc.	20,840	637,912
Peabody Energy Corp.	25,220	1,182,566

		1,820,478

Office Equipment & Supplies (0.5%)
HON Industries, Inc.	22,070	816,811
Miller (Herman), Inc.	28,900	759,492
Reynolds & Reynolds Co.	25,200	719,712

		2,296,015

Oil & Gas (6.2%)
Cooper Cameron Corp. (b)	22,340	1,080,139
ENSCO International, Inc.	61,660	1,687,634
FMC Technologies, Inc. (b)	24,762	674,765
Forest Oil Corp. (b)	22,300	585,375
Grant Prideco, Inc. (b)	43,220	659,105
Hanover Compressor Co. (b)	25,400	312,420
Helmerich & Payne, Inc.	18,900	510,111
Murphy Oil Corp.	36,540	2,502,989
National-Oilwell, Inc. (b)	32,300	901,816
Newfield Exploration Co. (b)	23,100	1,216,908
Noble Energy, Inc.	21,700	1,000,370
Patterson-UTI Energy, Inc. (b)	34,020	1,231,184
Pioneer Natural Resources Co.	48,860	1,598,211
Pogo Producing Co.	24,500	1,208,340
Pride International, Inc. (b)	56,200	948,094
Smith International, Inc. (b)	40,720	2,229,420
Tidewater, Inc.	24,320	686,067
Valero Energy Corp.	33,480	2,134,685
Varco International, Inc. (b)	38,072	787,710
Weatherford International Ltd. (b)	51,180	2,225,306
XTO Energy, Inc.	90,048	2,404,282

		26,584,931

Paper & Forest Products (0.6%)
Bowater, Inc.	23,000	964,850
Glatfelter (P.H.) & Co.	15,000	168,450
Longview Fibre Co.	15,440	161,811
Potlatch Corp.	11,700	443,196
Rayonier, Inc.	19,487	759,993

		2,498,300

Photography/Imaging (0.1%)
Imation Corp.	13,280	517,522

Publishing & Printing (1.9%)
Banta Corp.	10,500	467,040
Belo Corp.	47,520	1,352,419
Lee Enterprises, Inc.	16,980	811,304
Media General, Inc.	8,900	639,732

2004 Semiannual Report 15

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Publishing & Printing (continued)
Readers Digest Association	36,500	$523,045
Scholastic Corp. (b)	16,100	456,596
Valassis Communications, Inc. (b)	19,600	605,640
Washington Post Co.	3,743	3,443,561

		8,299,337

Real Estate Investment Trusts (1.5%)
AMB Property Corp.	31,320	948,996
Highwood Properties, Inc.	22,060	497,453
Hospitality Properties Trust	26,260	1,026,241
Liberty Property Trust	34,300	1,253,665
Mack-Cali Realty Corp.	23,400	873,990
New Plan Excel Realty Trust	37,960	851,822
United Dominion Realty Trust, Inc.	52,900	949,555

		6,401,722

Rental — Auto & Equipment (0.2%)
Rent-A-Center, Inc. (b)	31,100	910,297

Restaurants (1.5%)
Applebee’s International, Inc.	23,100	895,818
Bob Evans Farms, Inc.	12,600	386,316
Brinker International, Inc. (b)	37,050	1,424,943
CBRL Group, Inc.	20,700	777,285
Cheesecake Factory, Inc. (The) (b)	21,400	906,290
Outback Steakhouse, Inc.	30,600	1,344,258
Ruby Tuesday, Inc.	24,900	745,008

		6,479,918

Retail (6.1%)
99 Cents Only Stores (b)	26,433	522,316
Abercrombie & Fitch Co.	38,433	1,208,718
American Eagle Outfitters Ltd. (b)	29,237	751,099
Anntaylor Stores Corp. (b)	17,860	723,866
Barnes & Noble, Inc. (b)	26,940	804,698
BJ’s Wholesale Club, Inc. (b)	27,400	663,902
Borders Group, Inc.	32,100	769,437
Chico’s FAS, Inc. (b)	34,040	1,386,449
Claire’s Stores, Inc.	37,760	769,549
Coach, Inc. (b)	73,484	3,130,418
Copart, Inc. (b)	32,400	614,304
Dollar Tree Stores, Inc. (b)	46,750	1,259,913
Fastenal Co.	30,920	1,696,580
Longs Drug Stores Corp.	14,700	288,120
Michael’s Stores, Inc.	26,220	1,311,787
Nieman Marcus Group, Inc.	18,800	914,432
Pacific Sunwear of California, Inc. (b)	30,800	661,276
Payless Shoesource, Inc. (b)	29,395	415,939
PETsMART, Inc.	58,060	1,608,262
Pier 1 Imports, Inc.	33,840	699,134
Regis Corp.	18,520	804,138
Ross Stores, Inc.	61,140	1,864,770
Ruddick Corp.	16,600	338,640
Saks, Inc.	56,000	806,400
Tech Data Corp. (b)	23,460	797,640
Williams Sonoma, Inc. (b)	45,740	1,485,635

		26,297,422

Semiconductors (0.6%)
Fairchild Semiconductor International, Inc. (b)	45,720	890,168
Integrated Circuit Systems, Inc. (b)	28,400	672,796
Silicon Laboratories, Inc. (b)	20,840	982,606

		2,545,570

Shipping/ Transportation (1.7%)
Alexander & Baldwin, Inc.	17,900	565,461
CNF Transportation, Inc.	18,740	685,134
Expeditors International of Washington, Inc.	42,120	1,692,804
GATX Corp.	18,900	444,150
Hunt (J.B.) Transport Services, Inc. (b)	30,600	968,796
Overseas Shipholding Group, Inc.	14,500	475,165
Robinson (C.H.) Worldwide, Inc.	34,580	1,419,163
Swift Transportation Co., Inc. (b)	33,010	558,529
Werner Enterprises, Inc.	34,205	683,758

		7,492,960

Utilities (6.1%)
AGL Resources, Inc.	25,840	739,024
Allete, Inc.	35,811	1,237,270
Alliant Energy Corp.	42,500	1,056,550
Aqua America, Inc.	34,845	712,580
Aquila, Inc. (b)	72,237	307,007
Black Hills Corp.	12,700	388,493
DPL, Inc.	52,470	924,521
Duquesne Light Holdings Inc.	30,600	574,362
Energy East Corp.	56,420	1,328,691
Equitable Resources, Inc.	25,400	1,193,546
Great Plains Energy, Inc.	28,200	880,122
Hawaiian Electric Industries, Inc.	16,600	826,016
Idacorp, Inc.	15,900	471,435
MDU Resources Group, Inc.	44,650	1,000,160
National Fuel Gas Co.	32,700	800,823
Northeast Utilities	48,400	888,140
NSTAR	21,260	1,028,984
Oklahoma Gas & Electric Co.	32,200	774,410
Oneok, Inc.	42,480	889,956
Pepco Holdings, Inc.	66,094	1,251,820
PNM, Inc.	16,600	484,388
Puget Energy, Inc.	38,900	854,244
Questar Corp.	31,900	1,131,493
Scana Corp.	42,879	1,475,038
Sierra Pacific Resources (b)	50,380	356,690

16 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Utilities (continued)
Vectren Corp.	28,560	$689,724
Westar Energy, Inc.	33,250	678,633
Western Gas Resources, Inc.	14,500	789,525
WGL Holdings, Inc.	18,500	523,180
Wisconsin Energy Corp.	48,500	1,522,901
WPS Resources Corp.	13,500	618,435

		26,398,161

Waste Disposal (0.6%)
Republic Services, Inc.	61,660	1,777,041
Stericycle, Inc. (b)	16,960	811,027

		2,588,068

Total Common Stocks		383,808,751

Repurchase Agreements (10.5%)

	Shares or
	Principal Amount	Value

CS First Boston, 0.94%, dated 04/30/04, due 05/03/04, repurchase price $26,459,405 (Fully collateralized by AA Rated Corporate Bonds, Treasury Notes, & U.S. Agency Securities)	$26,457,333	26,457,333
Nomura Securities, 0.94%, dated 04/30/04, due 05/03/04, repurchase price $18,903,703 (Fully collateralized by AA Rated Corporate Bonds)	18,902,222	18,902,222

Total Repurchase Agreements		45,359,555

Total Investments (Cost $384,130,457) (a) — 99.4%		429,168,306

Other assets in excess of liabilities — 0.6%		2,554,779

NET ASSETS — 100.0%		$431,723,085

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

At April 30, 2004, the Fund’s open long futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered By	Appreciation
Contracts	Contracts*	Expiration	Contracts	(Depreciation)

169	S&P Mid Cap 400	06/18/04	$49,280,400	$(1,267,386)

*	Cash pledged as collateral.

See notes to financial statements.

2004 Semiannual Report 17

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Mid Cap Market Index Fund (Continued)

Gartmore Small Cap Index Fund	Class A Shares symbol: GMRAX Class B Shares symbol: GMRBX Class C Shares symbol: GMRCX Institutional Class symbol: GMRIX

How did the Fund perform?

For the semiannual period ended April 30, 2004, the Gartmore Small Cap Index Fund returned 6.26% versus 6.54% for its benchmark, the Russell 2000® Index. For broader comparison, the average return for the Fund’s Lipper peer category of Small-Cap Core Funds was 8.28%.

This Fund is managed with the objective of closely tracking the return of its benchmark. To do so, the Fund invests in a selection of stocks included in the Russell 2000 Index, although not necessarily all the stocks in the Index. This Fund is best suited to serve as a portion of your core holdings within a broadly diversified portfolio.

The semiannual period began with a significant rise across equity markets driven by better-than-expected earnings stemming from sharp productivity and modest growth. Record-low interest rates also supported the positive conditions for equity markets during the period. Consistent with investors’ increased appetite for higher-risk investments, smaller-capitalization stocks led their mid- and large-cap counterparts during the semiannual period, despite experiencing a pullback early in 2004. Investors shifted favor to high-quality, value-oriented stocks instead of those that were generally more volatile and believed to have the highest growth potential. Within the small-cap area, growth stocks underperformed value stocks, with the Russell 2000® Growth Index returning 4.01% versus the Russell 2000® Value Index, which posted a return of 9.09%.

Looking ahead, we anticipate that fears of an impending interest-rate increase are likely to be in the forefront of investors’ minds. While the Federal Reserve chose to leave rates unchanged at 1.00% during the reporting period, it has dropped its pledge to be “patient” and is suggesting that borrowing rates will go up at a “measured” pace. With the economy gaining momentum, signs of inflation are beginning to emerge. In addition, corporate profitability and free cash flow, the key determinants of investment spending and hiring, are surging. Although oil prices are high and interest rates are expected to rise at some point, we think that any stabilization in either area combined with strong corporate earnings will help stocks to rally. With that thought in mind, we believe the Fund is well positioned to continue to meet its objective.

Portfolio Manager: Fund Asset Management, L.P. - Subadviser

Average Annual Total Return

(For Periods Ended April 30, 2004)

		6 Month*	1 Yr.	5 Yr.	Inception[1]

Class A	w/o SC2	6.26%	40.70%	5.80%	7.84%
	w/SC3	0.11%	32.67%	4.56%	6.94%

Class B4	w/o SC2	5.70%	39.63%	5.44%	7.58%
	w/SC5	0.70%	34.63%	5.17%	7.58%

Class C6	w/o SC2	5.89%	39.74%	5.46%	7.59%
	w/SC7	4.89%	38.74%	5.46%	7.59%

Institutional Class[8]		6.41%	41.30%	6.23%	8.15%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

*	Not Annualized

[1]	These returns until the creation of Class A and Institutional shares (12/29/99) include the performance of the Master Small Cap Series (the “Series”), which began operations on April 9, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund’s shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 5.75% front-end sales charge was deducted.

[4]	These returns until the creation of Class B shares (11/29/01) include performance based on the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to November 28, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.

[5]	A 5.00% maximum contingent deferred sales charge (CDSC) would be deducted. The CDSC declines to 0% after 6 years.

[6]	These returns until the creation of Class C shares (10/22/03) include the performance of the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to November 28, 2001 and the Fund’s Class B shares for the period from November 29, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund’s other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.

[7]	A CDSC of 1.00% was deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

[8]	Not subject to any sales charges.

Growth of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Small Cap Index Fund, the Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Russell 2000 is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

18 Semiannual Report 2004

Statement of Investments
April 30, 2004 (Unaudited)

Gartmore Small Cap Index Fund

Common Stocks (80.8%)

	Shares or
	Principal Amount	Value

Advertising Services (0.1%)
Cross Media Marketing Corp. (b) (d)	200	$0
Grey Global Group, Inc.	178	129,066
R.H. Donnelley Corp. (b)	3,450	156,251

		285,317

Aerospace/ Defense (0.7%)
AAR CORP. (b)	6,723	68,238
Curtiss-Wright Corp.	3,128	147,329
DRS Technologies, Inc. (b)	4,122	116,447
Ducommun, Inc. (b)	1,100	25,960
Esterline Technologies Corp. (b)	3,600	89,100
Fairchild Corp., Class A (The) (b)	3,330	15,584
Gencorp, Inc.	5,959	63,225
HEICO Corp.	2,977	47,632
HEICO Corp., Class A	300	3,765
Herley Industries, Inc. (b)	3,600	75,060
Hexcel Corp. (b)	2,300	19,320
Kaman Corp., Class A	4,208	52,305
Moog, Inc., Class A (b)	4,489	148,137
Sequa Corp., Class A (b)	441	21,534
Teledyne Technologies, Inc. (b)	6,863	130,260
Titan Corp. (The) (b)	13,763	264,250
United Industrial Corp.	3,400	69,836

		1,357,982

Agricultural Products (0.1%)
Alico, Inc.	400	13,240
Delta and Pine Land Co.	6,528	158,369
Maui Land & Pineapple Co., Inc. (b)	437	14,421

		186,030

Airlines (0.6%)
AirTran Holdings, Inc. (b)	13,723	167,558
Alaska Air Group, Inc. (b)	3,578	79,181
America West Holdings Corp., Class B (b)	5,600	55,440
AMR Corp. (b)	29,319	332,770
Atlantic Coast Airlines Holdings, Inc. (b)	9,863	64,603
Continental Airlines, Inc., Class B (b)	12,936	137,898
ExpressJet Holdings, Inc. (b)	4,846	61,641
Frontier Airlines, Inc. (b)	5,957	54,090
MAIR Holdings, Inc. (b)	2,283	20,113
Mesa Air Group, Inc. (b)	5,339	37,747
Northwest Airlines Corp., Class A (b)	12,039	113,167
SkyWest, Inc.	11,477	208,881

		1,333,089

Analytical Instruments (0.4%)
ArthroCare Corp. (b)	3,145	73,939
Datascope Corp.	1,393	46,136
Diagnostic Products Corp.	3,614	154,174
Haemonetics Corp. (b)	2,915	82,290
Inverness Medical Innovations, Inc. (b)	1,362	25,674
Molecular Devices Corp. (b)	3,639	71,324
Thoratec Corp. (b)	8,490	115,549
Ventana Medical Systems, Inc. (b)	2,800	138,572
West Pharmaceutical Services, Inc.	1,428	55,406

		763,064

Apparel/ Accessories (1.5%)
Aeropostale, Inc. (b)	5,850	128,642
Angelica Corp.	2,500	57,500
Bebe Stores, Inc. (b)	800	25,520
Brown Shoe Co., Inc.	3,064	112,081
Buckle, Inc. (The)	644	17,594
Burlington Coat Factory Warehouse Corp.	2,225	42,186
Charming Shoppes, Inc. (b)	21,510	151,861
Cherokee, Inc.	500	11,535
Deb Shops, Inc.	100	2,291
DHB Industries, Inc. (b)	4,579	41,806
Finish Line, Inc., Class A (b)	3,582	120,104
G & K Services, Inc., Class A	3,622	137,274
Goody’s Family Clothing, Inc.	3,900	48,711
Guess?, Inc. (b)	800	12,456
Hampshire Group Ltd. (b)	900	26,867
HOT Topic, Inc. (b)	9,238	205,639
Jos. A. Bank Clothiers, Inc. (b)	1,750	55,055
K-Swiss, Inc., Class A	4,815	93,941
Kellwood Co.	5,107	201,472
Kenneth Cole Productions, Inc., Class A	1,270	43,929
Maxwell Shoe Co., Class A (b)	3,900	88,101
Mothers Work, Inc. (b)	700	17,150
Oxford Industries, Inc.	2,328	90,745
Pacific Sunwear of California, Inc. (b)	12,896	276,878
Payless ShoeSource, Inc. (b)	11,923	168,710
Perry Ellis International, Inc. (b)	700	19,775
Phillips-Van Heusen Corp.	3,990	72,099
Russell Corp.	4,486	74,602
Shoe Carnival, Inc. (b)	1,700	22,032
Skechers U.S.A., Inc. (b)	3,685	45,362
Stage Stores, Inc. (b)	3,182	124,925
Steven Madden Ltd. (b)	2,419	46,203
Stride Rite Corp. (The)	8,628	92,578
UniFirst Corp.	1,898	55,991
Warnaco Group, Inc. (The) (b)	7,254	138,769
Wet Seal, Inc. (The) (b)	5,865	32,316
Wilsons The Leather Experts, Inc. (b)	5,632	12,503
Wolverine World Wide, Inc.	7,266	195,310

		3,110,513

2004 Semiannual Report 19

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Appliances & Household Durables (0.0%)
Applica, Inc. (b)	4,826	$54,147
National Presto Industries, Inc.	481	19,582

		73,729

Auto Parts & Equipment (1.0%)
A.S.V., Inc. (b)	1,500	44,520
Aftermarket Technology Corp. (b)	536	8,104
Collins & Aikman Corp. (b)	7,140	43,840
Dollar Thrifty Automotive Group, Inc. (b)	4,000	105,400
Dura Automotive Systems, Inc. (b)	3,900	48,984
Electro Rent Corp.	1,300	13,221
Hayes Lemmerz International, Inc. (b) (d)	110	0
Lithia Motors, Inc., Class A	2,900	74,907
McGrath Rentcorp	1,323	41,230
Midas, Inc. (b)	3,184	58,140
Modine Manufacturing Co.	4,000	110,000
Monro Muffler, Inc. (b)	1,750	41,598
Oshkosh Truck Corp.	5,579	285,644
Pep Boys — Manny, Moe & Jack (The)	9,343	256,652
Raytech Corp. (b)	2,100	6,195
Sports Resorts International, Inc. (b)	1,300	5,694
Standard Motor Products, Inc.	1,400	20,440
Strattec Security Corp. (b)	400	25,600
Superior Industries International, Inc.	4,492	153,087
TBC Corp. (b)	3,241	90,554
Tenneco Automotive, Inc. (b)	7,510	103,638
Tower Automotive, Inc. (b)	7,734	39,598
United Auto Group, Inc.	2,722	83,919
Visteon Corp.	24,795	269,274
Wabash National Corp. (b)	4,521	114,879

		2,045,118

Bank Holdings Companies (8.3%)
1st Source Corp.	1,400	34,510
ABC Bancorp	1,790	34,117
Alabama National Bancorp	3,575	182,397
AMCORE Financial, Inc.	5,407	153,234
American National Bankshares, Inc.	500	11,880
AmericanWest Bancorp (b)	1,780	32,538
Arrow Financial Corp.	1,843	52,986
BancFirst Corp.	400	22,020
BancTrust Financial Group, Inc.	1,400	23,905
Bank Mutual Corp.	9,003	95,072
Bank of Granite Corp.	1,787	34,132
Bank of the Ozarks, Inc.	1,816	43,293
BankAtlantic Bancorp, Inc., Class A	8,412	131,648
BankUnited Financial Corp. (b)	6,327	167,223
Banner Corp.	1,787	45,980
Bay View Capital Corp.	6,701	14,541
Berkshire Hills Bancorp, Inc.	800	27,080
Boston Private Financial Holdings, Inc.	5,268	122,744
Brookline Bancorp, Inc.	11,805	167,159
Bryn Mawr Bank Corp.	1,800	36,900
BSB Bancorp, Inc.	1,895	71,063
Camco Financial Corp.	1,400	20,440
Camden National Corp.	1,000	30,660
Capital City Bank Group, Inc.	1,094	42,393
Capital Corp of the West	1,100	40,645
Capitol Bancorp Ltd.	1,000	25,000
Cascade Bancorp	3,375	56,599
Cathay Bancorp, Inc.	4,013	261,246
Cavalry Bancorp, Inc.	100	1,504
CB Bancshares, Inc.	1,019	87,461
CCBT Financial Cos., Inc.	1,804	60,362
Center Bancorp, Inc.	1,400	20,048
Center Financial Corp.	3,120	45,240
Central Coast Bancorp (b)	882	15,833
Century Bancorp, Inc.	1,000	32,750
CFS Bancorp, Inc.	2,808	39,312
Charter Financial, Inc.	200	7,014
Chemical Financial Corp.	5,281	180,874
Chittenden Corp.	6,859	208,651
Citizens Banking Corp.	8,735	267,553
Citizens First Bancorp, Inc.	600	14,100
Citizens South Banking Corp.	2,139	28,064
City Bank	1,107	36,442
City Holding Co.	3,690	112,914
CNB Financial Corp.	806	34,134
Coastal Bancorp, Inc.	1,123	46,548
Coastal Financial Corp.	2,737	39,878
CoBiz, Inc.	716	14,571
Columbia Bancorp	1,600	23,680
Columbia Bancorp	1,600	46,400
Columbia Banking System, Inc.	3,342	74,994
Commercial Bankshares, Inc.	125	3,310
Commercial Federal Corp.	7,322	187,883
Community Bank of Northern Virginia	900	14,445
Community Bank System, Inc.	4,724	96,086
Community Banks, Inc.	1,203	36,941
Community First Bankshares, Inc.	7,412	238,518
Community Trust Bancorp, Inc.	1,796	52,425
Corus Bankshares, Inc.	3,400	128,350
CVB Financial Corp.	6,264	128,537
Dime Community Bancshares	6,749	115,408
East West Bancorp, Inc.	4,560	256,865
Eastern Virginia Bankshares, Inc.	200	4,017
EverTrust Financial Group, Inc.	1,400	22,568
Exchange National Bancshares, Inc.	600	18,168
Farmers Capital Bank Corp.	520	17,160
FFLC Bancorp, Inc.	200	5,290
Fidelity Bankshares, Inc.	2,214	73,616
Financial Institutions, Inc.	800	18,648
First Bancorp	976	29,914

20 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Bank Holdings Companies (continued)
Fidelity Bankshares, Inc.	2,214	$73,616
Financial Institutions, Inc.	800	18,648
First Bancorp	976	29,914
First Busey Corp.	800	21,600
First Charter Corp.	5,100	105,315
First Citizens Bancorp	700	17,500
First Citizens BancShares, Inc., Class A	961	117,732
First Commonwealth Financial Corp.	10,359	146,165
First Community Bancorp	2,400	81,960
First Community Bankshares, Inc.	1,420	40,314
First Defiance Financial Corp.	500	11,850
First Federal Capital Corp.	3,808	97,599
First Federal Financial Corporation of Kentucky	100	2,500
First Financial Bancorp	5,431	92,436
First Financial Bankshares, Inc.	1,991	81,969
First Financial Corp.	1,748	51,566
First Indiana Corp.	900	16,425
First M&F Corp.	700	24,108
First Merchants Corp.	2,525	58,908
First Niagara Financial Group, Inc.	16,032	202,003
First Oak Brook Bank	500	14,500
First of Long Island Corp. (The)	400	18,560
First Place Financial Corp.	1,500	24,900
First Republic Bancorp, Inc.	2,300	87,630
First Sentinel Bancorp, Inc.	4,083	84,110
First South Bancorp, Inc.	450	11,025
First State Bancorp	1,989	63,171
First United Corp.	500	11,320
Firstbank Corp.	1,557	41,977
FIRSTFED AMERICA BANCORP, INC	2,800	68,600
FirstFed Financial Corp. (b)	2,900	117,218
Flag Financial Corp.	200	2,600
Flagstar Bancorp, Inc.	5,000	102,150
FloridaFirst Bancorp, Inc.	1,500	40,425
Flushing Financial Corp.	2,250	38,700
FMS Financial Corp.	100	1,710
FNB Corp.	800	16,000
FNB Corp.	500	13,175
Foothill Independent Bancorp	109	2,189
Franklin Financial Corp.	522	16,500
Frontier Financial Corp.	2,200	72,930
Fulton Financial Corp.	693	14,283
GA Financial, Inc.	1,000	34,940
GB&T Bancshares, Inc.	200	5,300
German American Bancorp	729	11,591
Glacier Bancorp, Inc.	2,930	89,805
Great Southern Bancorp, Inc.	542	26,899
Greater Bay Bancorp	10,448	296,410
Greater Community Bancorp	102	1,546
Greene County Bancshares, Inc.	400	8,340
Hancock Holding Co.	4,580	127,828
Hanmi Financial Corp.	2,432	60,241
Harbor Florida Bancshares, Inc.	3,100	85,932
Harleysville National Corp.	4,006	104,717
Hawthorne Financial Corp. (b)	2,331	78,695
Heartland Financial USA, Inc.	1,250	21,425
Heritage Commerce Corp. (b)	2,100	29,295
Heritage Financial Corp.	200	3,900
Horizon Financial Corp.	1,800	30,294
Hudson River Bancorp, Inc.	5,000	90,050
Humboldt Bancorp	3,378	64,790
Iberiabank Corp.	1,500	85,500
IBT Bancorp, Inc.	100	4,740
Independent Bank Corp.	2,610	70,355
Independent Bank Corp.	4,149	103,849
Integra Bank Corp.	1,700	34,918
Interchange Financial Services Corp.	1,600	35,920
ITLA Capital Corp. (b)	1,015	43,645
Lakeland Bancorp, Inc.	3,632	57,131
Lakeland Financial Corp.	500	15,250
LNB Bancorp, Inc.	1,000	19,960
Local Financial Corp. (b)	3,800	82,802
LSB Bancshares, Inc.	1,817	30,435
Macatawa Bank Corp.	725	18,277
MAF Bancorp, Inc.	5,538	226,227
Main Street Banks, Inc.	1,644	44,388
MASSBANK Corp.	800	28,052
MB Financial, Inc.	3,650	128,663
MBT Financial Corp.	1,238	21,046
Mercantile Bank Corp.	2,032	73,041
Merchants Bancshares, Inc.	700	19,600
Mid-State Bancshares, Inc.	4,800	107,952
Midwest Banc Holding, Inc.	2,520	57,330
MutualFirst Financial, Inc.	800	18,536
Nara Bancorp, Inc.	2,200	63,360
NASB Financial, Inc.	400	15,300
National Bankshares, Inc.	600	26,436
National Penn Bancshares, Inc.	3,692	111,018
NBC Capital Corp.	604	15,221
NBT Bancorp, Inc.	5,485	114,746
New Century Financial Corp.	5,329	226,109
Northern States Financial Corp.	100	2,636
Northwest Bancorp, Inc.	2,200	45,386
Oak Hill Financial, Inc.	1,244	40,281
OceanFirst Financial Corp.	1,034	22,593
Ocwen Financial Corp. (b)	6,360	69,133
Old Second Bancorp, Inc.	812	42,294
Omega Financial Corp.	1,149	38,377
Oriental Financial Group, Inc.	3,385	96,540
PAB Bankshares, Inc.	200	2,610
Pacific Capital Bancorp	6,931	254,229
Pacific Union Bank	985	28,270
Parkvale Financial Corp.	500	13,025
Partners Trust Financial Group, Inc.	540	14,494

2004 Semiannual Report 21

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Bank Holdings Companies (continued)
Patriot Bank Corp.	1,708	$46,919
Peapack-Gladstone Financial Corp.	670	21,306
PennFed Financial Services, Inc.	970	29,197
PennRock Financial Services Corp.	604	17,335
Penns Woods Bancorp, Inc.	760	34,481
Peoples Bancorp, Inc.	2,965	70,952
Peoples Holding Co.	1,017	32,849
PFF Bancorp, Inc.	2,537	95,011
PrivateBancorp, Inc.	1,750	96,810
Prosperity Bancshares, Inc.	3,300	76,461
Provident Bancorp, Inc.	4,375	46,244
Provident Bankshares Corp.	4,983	140,371
Provident Financial Holdings, Inc.	1,250	30,625
Provident Financial Services, Inc.	10,050	180,900
Quaker City Bancorp, Inc.	1,593	87,073
R&G Financial Corp., Class B	5,794	179,324
Republic Bancorp, Inc.	12,078	157,135
Republic Bancorp, Inc., Class A	935	17,531
Republic Bancshares, Inc. (c)	1,928	53,862
Riggs National Corp.	3,886	70,298
Royal Bancshares of Pennsylvania, Inc., Class A	500	12,450
S&T Bancorp, Inc.	4,330	123,102
S.Y. Bancorp, Inc.	1,100	24,387
Sandy Spring Bancorp, Inc.	3,056	109,344
Santander BanCorp	220	6,604
Seacoast Banking Corporation of Florida	2,525	49,339
Seacoast Financial Services Corp.	5,748	185,890
Second Bancorp, Inc.	1,678	50,357
Security Bank Corp.	300	9,570
Shore Bancshares, Inc.	900	26,388
Silicon Valley Bancshares (b)	6,136	210,833
Simmons First National Corp., Class A	1,900	49,400
Sound Federal Bancorp, Inc.	2,300	30,360
South Financial Group, Inc. (The)	11,533	319,463
Southern Financial Bancorp, Inc.	1,392	58,506
Southside Bancshares, Inc.	1,585	29,180
Southwest Bancorp, Inc.	4,100	67,650
Southwest of Texas Bancorp, Inc.	5,772	234,747
State Bancorp, Inc.	640	14,240
State Financial Services Corp.	1,900	55,613
Sterling Bancorp	2,425	66,979
Sterling Bancshares, Inc.	9,026	114,720
Sterling Financial Corp.	3,512	89,345
Sterling Financial Corp. (b)	4,224	139,434
Suffolk Bancorp	1,383	45,501
Summit Bancshares, Inc.	1,100	30,800
Sun Bancorp, Inc.	800	18,136
Sun Bancorp, Inc. (b)	2,601	51,240
Susquehanna Bancshares, Inc.	8,222	192,395
Taylor Capital Group, Inc.	900	18,693
Texas Regional Bancshares, Inc.	4,922	207,807
Tierone Corp.	4,423	95,891
Tompkins Trustco, Inc.	1,271	60,245
TriCo Bancshares	1,262	43,892
Trust Co. of New Jersey (The)	3,431	127,016
TrustCo Bank Corp. NY	15,481	195,215
U.S.B Holding Co., Inc.	1,336	28,123
UCBH Holdings, Inc.	8,343	308,858
UMB Financial Corp.	3,431	172,271
Umpqua Holdings Corp.	6,322	119,802
Union Bankshares Corp.	1,330	41,509
United Community Banks, Inc.	4,650	111,228
United Community Financial Corp.	4,111	50,442
United Security Bancshares, Inc.	1,100	24,475
Unizan Financial Corp.	4,955	120,654
Virginia Commerce Bancorp, Inc. (b)	1,500	37,500
Virginia Financial Group, Inc.	700	22,477
W Holding Co., Inc.	12,453	212,199
Warwick Community Bancorp, Inc.	1,140	35,762
Washington Trust Bancorp	2,040	52,877
Wayne Bancorp, Inc.	845	19,520
Waypoint Financial Corp.	6,276	162,423
WesBanco, Inc.	2,900	82,650
West Bancorp, Inc.	2,400	37,848
West Coast Bancorp	3,300	72,600
Westcorp	3,200	141,120
Western Sierra Bancorp (b)	1,030	42,992
Westfield Financial, Inc.	100	2,090
WFS Financial, Inc. (b)	1,820	81,063
Willow Grove Bancorp, Inc.	2,100	33,600
Wintrust Financial Corp.	4,112	195,279
Yadkin Valley Bank and Trust Co.	1,400	21,350
Yardville National Bancorp	2,800	68,600

		17,591,905

Beverages/Alcoholic (0.1%)
Boston Beer Co., Inc., Class A (b)	1,400	26,684
Robert Mondavi Corp. (The) (b)	2,451	88,236

		114,920

Biotechnology (1.2%)
Abgenix, Inc. (b)	16,359	266,161
Aclara Biosciences, Inc. (b)	11,700	47,853
Aksys Ltd. (b)	4,100	18,327
Aphton Corp. (b)	10,034	49,167
Arena Pharmaceuticals, Inc. (b)	3,930	23,698
Cambrex Corp.	2,785	68,845
Cholestech Corp. (b)	2,420	23,692
Ciphergen Biosystems, Inc. (b)	4,100	30,053
Covance, Inc. (b)	12,183	411,053
CryoLife, Inc. (b)	2,146	12,275
CuraGen Corp. (b)	11,200	64,960
Digene Corp. (b)	2,115	75,083

22 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Biotechnology (continued)
Diversa Corp. (b)	2,833	$26,970
Enzo Biochem, Inc. (b)	3,768	54,824
Exact Sciences Corp. (b)	3,077	20,924
Exelixis, Inc. (b)	7,762	70,557
Gen-Probe, Inc. (b)	8,898	296,659
Genencor International, Inc. (b)	500	7,260
Genta, Inc. (b)	11,210	96,182
GTC Biotherapeutics, Inc. (b)	14,277	26,412
Integra LifeSciences Holdings (b)	3,400	108,800
Kosan Biosciences, Inc. (b)	2,660	36,761
Lexicon Genetics, Inc. (b)	5,100	36,006
Luminex Corp. (b)	4,200	40,110
Maxygen, Inc. (b)	3,709	40,391
Medarex, Inc. (b)	12,490	119,030
Myriad Genetics, Inc. (b)	5,600	96,488
Nabi Biopharmaceuticals (b)	10,739	175,583
Neose Technologies, Inc. (b)	4,056	37,275
SciClone Pharmaceuticals, Inc. (b)	13,500	67,635
Sirna Therapeutics, Inc. (b)	322	1,069
SonoSite, Inc. (b)	2,200	47,344
Third Wave Technologies (b)	1,600	7,760
Zymogenetics, Inc. (b)	2,354	37,311

		2,542,518

Broadcast Media/Cable Television (0.7%)
4Kids Entertainment, Inc. (b)	1,801	39,352
Acme Communications, Inc. (b)	2,500	16,800
Charter Communications, Inc., Class A (b)	48,080	192,320
Crown Media Holdings, Inc. (b)	1,358	11,991
Cumulus Media, Inc. (b)	8,600	180,772
Emmis Communications Corp. (b)	8,921	208,751
Fisher Companies, Inc. (b)	500	25,201
Insight Communications Co., Inc. (b)	9,898	90,171
Liberty Corp.	2,579	115,797
Lin TV Corp., Class A (b)	5,100	114,699
Macrovision Corp. (b)	8,246	138,863
Martha Stewart Living Omnimedia, Inc. (b)	2,777	28,492
Mediacom Communications Corp. (b)	9,800	71,442
Paxson Communications Corp. (b)	3,200	9,600
Pegasus Communications Corp. (b)	700	14,024
Salem Communications Corp., Class A (b)	1,286	38,336
Sinclair Broadcast Group, Inc., Class A (b)	7,668	94,776
TiVo, Inc. (b)	8,739	61,260
ValueVision International, Inc., Class A (b)	2,218	31,141
Young Broadcasting, Inc., Class A (b)	1,384	24,441

		1,508,229

Business Services (2.2%)
Aaron Rents, Inc.	3,561	103,127
ABM Industries, Inc.	6,578	121,430
Administaff, Inc. (b)	3,374	59,045
Advisory Board Co. (The) (b)	2,100	72,681
ADVO, Inc.	5,292	166,169
American Management Systems, Inc. (b)	8,405	162,301
AMN Healthcare Services, Inc. (b)	1,466	23,866
CACI International, Inc., Class A (b)	5,319	242,014
Catalina Marketing Corp. (b)	6,607	109,544
CDI Corp.	2,521	81,327
Century Business Services, Inc. (b)	16,243	67,084
Charles River Associates, Inc. (b)	1,431	46,178
Ciber, Inc. (b)	7,954	69,598
Circor International, Inc.	1,885	36,871
Consolidated Graphics, Inc. (b)	1,800	67,176
CoStar Group, Inc. (b)	3,000	118,290
E-LOAN, Inc. (b)	9,516	21,411
Exult, Inc. (b)	8,463	51,709
First Consulting Group, Inc. (b)	3,200	17,760
FreeMarkets, Inc. (b)	7,831	54,425
Gartner Group, Inc. (b)	12,876	153,739
Gartner Group, Inc., Class B (b)	1,200	14,172
Gevity HR, Inc.	2,531	55,758
GSI Commerce, Inc. (b)	1,600	15,520
Heidrick & Struggles International, Inc. (b)	3,605	89,512
Hudson Highland Group, Inc. (b)	1,571	48,057
Hypercom Corp. (b)	2,600	17,420
Insurance Auto Auctions, Inc. (b)	2,200	34,606
iPayment Holdings, Inc. (b)	1,000	33,900
Kelly Services, Inc., Class A	3,640	108,181
Korn/ Ferry International (b)	5,171	77,462
MAXIMUS, Inc. (b)	2,800	98,000
Medical Staffing Network Holdings, Inc. (b)	1,800	14,238
MemberWorks, Inc. (b)	1,645	48,544
Metris Companies, Inc. (b)	5,100	35,700
MicroStrategy, Inc. (b)	1,700	81,670
Modis Professional Services, Inc. (b)	17,229	188,485
National Processing, Inc. (b)	1,100	27,280
Navigant Consulting Co. (b)	7,643	133,982
NCO Group, Inc. (b)	3,879	88,053
NetRatings, Inc. (b)	2,854	34,590
New England Business Services, Inc.	1,367	47,449
Paxar Corp. (b)	6,017	99,160
PDI, Inc. (b)	1,500	38,340
Portfolio Recovery Associates, Inc. (b)	3,131	83,629
Prepaid Depot, Inc. (b)	2,216	55,400
Resources Connection, Inc. (b)	3,953	159,345
Roto-Rooter, Inc.	3,050	147,620
RSA Security, Inc. (b)	8,565	137,211
SM&A (b)	2,600	20,930
Source Interlink Companies, Inc. (b)	4,746	50,782
SOURCECORP, Inc. (b)	2,485	63,840
Spherion Corp. (b)	10,523	103,652
SRA International, Inc., Class A (b)	1,200	45,024
Stamps.com, Inc.	7,546	51,464

2004 Semiannual Report 23

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Business Services (continued)
StarTek, Inc.	1,762	$57,177
TeleTech Holdings, Inc. (b)	9,111	55,668
US Oncology, Inc. (b)	13,141	195,800
Watson Wyatt & Co. Holdings (b)	6,737	176,712

		4,680,078

Capital Goods (1.2%)
American Greetings Corp., Class A (b)	12,159	249,260
C&D Technologies, Inc.	2,742	42,501
Kennametal, Inc.	6,675	288,094
Lawson Products, Inc.	500	17,425
Libbey, Inc.	1,773	46,399
Lindsay Manufacturing Co.	2,268	53,638
Manitowoc Co., Inc.	5,174	157,341
Nu Skin Enterprises, Inc.	5,600	132,552
Regal-Beloit Corp.	7,046	140,990
Robbins & Myers, Inc.	2,223	48,595
Sola International, Inc. (b)	5,000	102,600
Technitrol, Inc. (b)	7,326	155,824
Tecumseh Products Co.	3,155	122,635
Texas Industries, Inc.	3,688	124,322
Trinity Industries, Inc.	7,780	235,656
Vicor Corp. (b)	3,188	44,313
Yankee Candle Co., Inc. (b)	5,600	151,648
York International Corp.	7,270	284,984

		2,398,777

Chemicals (1.7%)
A. Schulman, Inc.	6,873	137,460
Aceto Corp.	3,200	43,776
Albemarle Corp.	6,462	189,014
Arch Chemicals, Inc.	2,883	84,212
Cabot Microelectronics Corp. (b)	3,798	112,155
Crompton Corp.	20,604	128,157
Ferro Corp.	7,142	184,906
FMC Corp. (b)	6,414	275,097
Georgia Gulf Corp.	5,776	184,023
Great Lakes Chemical Corp.	7,642	191,967
H.B. Fuller Co.	5,527	151,440
Hercules, Inc. (b)	18,659	207,301
IMC Global, Inc.	21,023	264,260
MacDermid, Inc.	4,886	158,209
Material Sciences Corp. (b)	1,400	13,580
Millennium Chemicals, Inc.	12,832	210,060
Minerals Technologies, Inc.	3,546	207,973
NL Industries, Inc.	728	9,471
Octel Corp.	1,900	44,270
Olin Corp.	11,286	194,909
OM Group, Inc. (b)	5,200	132,340
PolyOne Corp. (b)	16,588	113,462
Schawk, Inc., Class A	800	10,400
Spartech Corp.	3,640	83,028
Symyx Technologies, Inc. (b)	4,459	114,150
Valhi, Inc.	3,442	41,889
W.R. Grace & Co. (b)	8,300	23,738
Wellman, Inc.	6,990	56,549

		3,567,796

Circuit Boards (0.2%)
Micrel, Inc. (b)	11,342	138,599
Park Electrochemical Corp.	3,258	76,791
Pemstar, Inc. (b)	5,000	16,300
RF Micro Devices, Inc. (b)	33,419	245,964

		477,654

Coal (0.3%)
Arch Coal, Inc.	9,010	275,796
KFX, Inc. (b)	6,800	68,612
Massey Energy Co.	11,300	264,646
Westmoreland Coal Co. (b)	2,000	39,060

		648,114

Communications Equipment (0.5%)
Anixter International, Inc.	5,405	158,366
Audiovox Corp. (b)	4,288	64,749
Cable Design Technologies Corp. (b)	7,168	61,143
Enterasys Networks, Inc. (b)	34,677	72,822
Gray Television, Inc.	6,112	90,580
Harmonic, Inc. (b)	12,884	85,163
Inter-Tel, Inc.	3,729	89,272
LodgeNet Entertainment Corp. (b)	2,289	46,238
Proxim Corp. (b)	22,198	31,077
Sonus Networks, Inc. (b)	39,390	149,682
Standard Microsystems Corp. (b)	2,231	53,187
Stratex Networks, Inc. (b)	12,260	40,090
Terayon Communications Systems, Inc. (b)	10,324	29,940

		972,309

Computer Equipment (0.3%)
Analogic Corp.	1,803	85,372
Drexler Technology Corp. (b)	2,627	39,825
Gateway, Inc. (b)	38,404	185,108
Hutchinson Technology, Inc. (b)	4,811	118,303
InFocus Corp. (b)	6,724	54,935
Iomega Corp.	7,905	40,236
Komag, Inc. (b)	4,816	61,211
Network Equipment Technologies, Inc. (b)	3,271	27,967
Overland Storage, Inc. (b)	1,700	24,123
Turnstone Systems, Inc.	8,314	1,114

		638,194

24 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Computer Integrated Systems Design (0.8%)
Adaptec, Inc. (b)	21,657	$169,358
Brady Corp., Class A	3,021	117,366
Digital River, Inc. (b)	5,963	153,547
Eclipsys Corp. (b)	6,212	87,651
eSPEED, Inc., Class A (b)	4,938	86,909
F5 Networks, Inc. (b)	5,307	134,798
FileNET Corp. (b)	7,177	197,081
Integral Systems, Inc.	700	12,600
InteliData Technologies Corp. (b)	3,800	4,142
Keynote Systems, Inc. (b)	1,483	17,588
MTS Systems Corp.	4,464	105,127
Netscout Systems, Inc. (b)	1,700	11,779
Nuance Communications, Inc. (b)	1,442	7,008
NYFIX, Inc. (b)	2,800	14,000
RadiSys Corp. (b)	3,600	67,212
SafeNet, Inc. (b)	4,250	91,375
Sapient Corp. (b)	14,362	80,427
Stratasys, Inc. (b)	1,700	34,748
Tekelec (b)	10,186	169,801
Vastera, Inc. (b)	7,700	30,415
WebEx Communications, Inc. (b)	4,329	97,143

		1,690,075

Computer Software & Services (3.8%)
ActivCard Corp. (b)	7,508	47,375
Activision, Inc. (b)	24,231	364,918
Advanced Digital Information Corp. (b)	11,540	121,862
Advent Software, Inc. (b)	6,493	121,289
Agile Software Corp. (b)	6,858	51,778
Agilysys, Inc.	5,870	68,855
Altiris, Inc. (b)	1,862	47,109
Ansys, Inc. (b)	2,884	106,852
Anteon International Corp. (b)	3,230	100,776
Ascential Software Corp. (b)	11,373	193,341
Aspen Technologies, Inc. (b)	6,839	44,454
Avid Technology, Inc. (b)	6,048	290,123
BARRA, Inc.	3,139	128,228
Borland Software Corp. (b)	13,594	112,151
Catapult Communications Corp. (b)	528	9,932
CCC Information Services Group, Inc. (b)	2,091	33,665
CompuCom Systems, Inc. (b)	2,200	10,648
Computer Horizons Corp. (b)	7,000	25,830
Computer Programs & Systems, Inc.	1,200	23,712
Concord Communications, Inc. (b)	4,010	49,123
Concurrent Computer Corp. (b)	12,790	26,220
Cray, Inc. (b)	11,821	73,290
Dendrite International, Inc. (b)	6,005	102,926
Digital Insight Corp. (b)	5,531	106,748
Digitas, Inc. (b)	3,431	34,001
E.piphany, Inc. (b)	11,220	49,144
Echelon Corp. (b)	4,687	51,088
Electronics For Imaging, Inc. (b)	8,761	222,354
Epicor Software Corp. (b)	7,120	91,207
EPIQ Systems, Inc. (b)	2,735	38,974
Eresearch Technology, Inc. (b)	4,850	152,678
Extreme Networks, Inc. (b)	16,062	88,823
FalconStor Software, Inc. (b)	4,822	32,693
GameStop Corp., Class A (b)	4,300	75,723
Group 1 Software, Inc. (b)	2,156	49,071
Hyperion Solutions Corp. (b)	7,396	283,858
iGATE Corp. (b)	2,000	10,600
Informatica Corp. (b)	12,000	86,880
JDA Software Group, Inc. (b)	5,429	71,283
Keane, Inc. (b)	9,032	128,254
Lawson Software, Inc. (b)	6,940	49,205
Lexar Media, Inc. (b)	10,996	102,263
Magma Design Automation, Inc. (b)	4,300	80,152
ManTech International Corp., Class A (b)	3,700	92,870
Manugistics Group, Inc. (b)	10,400	56,264
MAPICS, Inc. (b)	7,400	58,830
Mentor Graphics Corp. (b)	12,500	207,375
Mercury Computer Systems, Inc. (b)	5,053	113,187
Micromuse, Inc. (b)	9,100	61,061
Mobius Management Systems, Inc. (b)	2,200	14,102
MRO Software, Inc. (b)	2,700	35,991
MSC.Software Corp. (b)	3,171	29,554
Nassda Corp. (b)	900	6,165
Neoware Systems, Inc. (b)	2,877	25,663
NetiQ Corp. (b)	10,800	138,888
Opnet Technologies, Inc. (b)	2,700	39,366
Packeteer, Inc. (b)	4,653	56,069
PalmOne, Inc. (b)	7,285	118,891
PalmSource, Inc. (b)	2,447	50,971
Parametric Technology Corp. (b)	41,628	190,656
PDF Solutions, Inc. (b)	2,500	24,750
PEC Solutions, Inc. (b)	1,322	15,309
Pinnacle Systems, Inc. (b)	11,900	93,653
Pomeroy Computer Resources, Inc.	1,500	20,850
Portal Software, Inc. (b)	6,560	35,621
QAD, Inc. (b)	2,300	25,323
Quantum Corp. (b)	24,348	76,209
Quest Software, Inc. (b)	7,000	78,750
Radiant Systems, Inc. (b)	1,097	4,882
Read-Rite Corp. (b)	5,582	56
Renaissance Learning, Inc.	765	17,289
Retek, Inc. (b)	8,400	58,632
Roxio, Inc. (b)	10,386	40,505
Safeguard Scientifics, Inc. (b)	17,823	46,340
SAFLINK Corp. (b)	9,800	25,186
SBS Technologies, Inc. (b)	2,461	36,669
Scansoft, Inc. (b)	13,142	63,870
SeaChange International, Inc. (b)	4,891	56,833
SeeBeyond Technology Corp. (b)	7,900	30,178
Serena Software, Inc. (b)	4,663	82,862

2004 Semiannual Report 25

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Computer Software & Services (continued)
Sigma Designs, Inc. (b)	3,900	$22,620
Silicon Graphics, Inc. (b)	44,467	85,821
SimpleTech, Inc. (b)	2,200	8,690
SonicWall, Inc. (b)	9,126	65,342
SPSS, Inc. (b)	1,354	19,254
SS&C Technologies, Inc.	2,310	53,338
Sybase, Inc. (b)	17,957	307,065
Sykes Enterprises, Inc. (b)	4,907	26,841
Synaptics, Inc. (b)	3,070	50,809
Synplicity, Inc. (b)	1,200	8,520
Syntel, Inc.	440	8,818
Sypris Solutions, Inc.	2,200	42,152
Take-Two Interactive Software, Inc. (b)	8,044	232,391
TALX Corp.	2,700	62,721
THQ, Inc. (b)	7,504	139,124
Tibco Software, Inc. (b)	16,924	126,930
Tier Technologies, Inc., Class B (b)	3,062	31,477
Tradestation Group, Inc. (b)	2,400	15,432
Transaction Systems Architects, Inc. (b)	6,514	138,292
Tyler Technologies, Inc. (b)	6,400	60,416
Ulticom, Inc. (b)	600	5,628
Verint Systems, Inc. (b)	700	18,802
Verity, Inc. (b)	4,698	58,255
Verso Technologies, Inc. (b)	17,300	25,777
Vitalworks, Inc. (b)	7,962	30,176
webMethods, Inc. (b)	7,580	65,188
Wind River Systems, Inc. (b)	15,211	142,375
Zoran Corp. (b)	7,474	123,545

		8,064,925

Construction & Building Materials (1.0%)
AMCOL International Corp.	3,850	64,757
Brookfield Homes Corp.	1,200	38,796
Ceradyne, Inc. (b)	3,165	90,329
Dot Hill Systems Corp. (b)	5,300	39,750
Drew Industries, Inc. (b)	1,700	63,240
ElkCorp	3,243	89,896
Genlyte Group, Inc. (The) (b)	2,300	131,836
Granite Construction, Inc.	6,405	127,139
Integrated Electrical Services, Inc. (b)	5,239	51,080
JLG Industries, Inc.	7,491	110,792
Kronos Worldwide, Inc.	419	13,027
LSI Industries, Inc.	1,575	18,254
Meritage Corp. (b)	1,450	98,383
NCI Building Systems, Inc. (b)	3,724	109,001
Omnova Solutions, Inc. (b)	3,200	15,200
Orleans Homebuilders, Inc. (b)	1,000	18,090
Shaw Group, Inc. (The) (b)	11,200	134,400
Simpson Manufacturing Co., Inc.	2,600	135,616
Technical Olympic USA, Inc. (b)	1,000	32,750
Trex Co., Inc. (b)	2,000	77,420
Universal Display Corp. (b)	5,000	63,250
USF Corp.	5,651	187,897
Walter Industries, Inc.	7,317	91,316
Washington Group International, Inc. (b)	5,127	185,187

		1,987,406

Consumer Durables (0.8%)
1-800 CONTACTS, Inc. (b)	500	8,825
Central Garden & Pet Co. (b)	3,400	130,934
Chattem, Inc. (b)	3,080	83,379
Coca-Cola Bottling Co.	800	42,560
Crown Holdings, Inc. (b)	30,827	260,179
Elizabeth Arden, Inc. (b)	3,307	72,423
Greif Bros Corp., Class A	2,400	78,888
Oneida Ltd. (b)	3,474	4,864
Pilgrim’s Pride Corp.	4,291	99,251
Playtex Products, Inc. (b)	4,500	33,345
Rayovac Corp. (b)	6,197	165,150
Russ Berrie & Co., Inc.	2,311	65,933
Silgan Holdings, Inc. (b)	1,968	82,794
Toro Co.	4,757	276,619
Tupperware Corp.	11,053	207,023

		1,612,167

Consumer Non-Cyclical (0.0%)
Nature’s Sunshine Products, Inc.	3,295	47,777
Revlon Co., Inc. (b)	5,526	18,512
Unifi, Inc. (b)	7,763	19,408

		85,697

Data Processing & Reproduction (0.3%)
Convera Corp. (b)	300	900
CSG Systems International, Inc. (b)	9,500	159,505
eFunds Corp. (b)	8,793	141,216
Embarcadero Technologies, Inc. (b)	3,200	41,312
HomeStore, Inc. (b)	15,639	75,067
infoUSA, Inc. (b)	5,500	49,995
Intellisync Corp. (b)	11,500	27,830
InterCept Group, Inc. (The) (b)	4,093	60,699
Intrado, Inc. (b)	2,758	47,410
Pegasystems, Inc. (b)	500	4,300

		608,234

Distribution (0.8%)
Actuant Corp. (b)	3,600	123,048
Advanced Marketing Services, Inc.	3,153	31,309
Aviall, Inc. (b)	5,454	90,264
Central European Distribution Corp. (b)	1,330	40,767
Handleman Co.	3,532	79,505
Hughes Supply, Inc.	6,202	346,629
Keystone Automotive Industries, Inc. (b)	2,615	67,729
Noland Co.	100	4,440

26 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Distribution (continued)
Owens & Minor, Inc.	7,292	$177,196
ScanSource, Inc. (b)	1,622	89,583
SCP Pool Corp. (b)	5,465	219,748
United Stationers, Inc. (b)	6,166	234,308
Watsco, Inc.	2,972	86,634

		1,591,160

Drugs (1.8%)
Adolor Corp. (b)	7,200	115,704
Alkermes, Inc. (b)	11,033	169,136
Alpharma, Inc.	6,808	147,938
ARIAD, Inc. (b)	8,414	95,583
Atrix Laboratories, Inc. (b)	4,500	135,720
AVANT Immunotherapeutics, Inc. (b)	12,200	34,038
Bentley Pharmaceuticals, Inc. (b)	1,749	21,548
Cell Therapeutics, Inc. (b)	9,865	83,951
Connetics Corp. (b)	5,659	110,068
CV Therapeutics, Inc. (b)	5,114	73,693
DeCODE genetics, Inc. (b)	8,600	74,476
Guilford Pharmaceuticals, Inc. (b)	4,000	25,320
Hi-Tech Pharmacal Co., Inc. (b)	2,000	41,500
Immunomedics, Inc. (b)	9,510	46,028
Incyte Genomics, Inc. (b)	13,892	110,302
InterMune, Inc. (b)	4,783	70,549
K-V Pharmaceutical Co., Class A (b)	5,302	127,354
Ligand Pharmaceuticals, Inc. (b)	11,609	248,549
Martek Biosciences Corp. (b)	4,867	309,006
NBTY, Inc. (b)	9,668	359,263
NPS Pharmaceuticals, Inc. (b)	5,700	142,785
OSI Pharmaceuticals, Inc. (b)	6,962	513,725
Priority Healthcare Corp., Class B (b)	7,350	147,368
Quidel Corp. (b)	6,998	47,586
Repligen Corp. (b)	5,700	17,385
Rigel Pharmaceuticals, Inc. (b)	33	700
Seattle Genetics, Inc. (b)	4,408	36,586
SFBC International, Inc. (b)	1,600	58,496
Tanox, Inc. (b)	3,855	65,728
Tularik, Inc. (b)	9,400	231,898

		3,661,983

Educational Services (0.3%)
Ambassadors Groups, Inc.	100	2,365
Bright Horizons Family Solutions, Inc. (b)	2,592	115,007
Learning Tree International, Inc. (b)	941	14,811
Princeton Review, Inc. (b)	2,200	18,458
Strayer Education, Inc.	2,142	267,686
Sylvan Learning Systems, Inc. (b)	6,972	245,763

		664,090

Electrical Equipment (0.6%)
Artesyn Technologies, Inc. (b)	6,233	57,406
Avista Corp.	7,916	133,781
Bel Fuse, Inc., Class B	1,300	40,144
Cleco Corp.	7,811	140,208
DSP Group, Inc. (b)	5,100	126,378
El Paso Electric Co. (b)	8,362	118,322
EMCOR Group, Inc. (b)	2,300	94,070
Encore Wire Corp. (b)	2,754	75,294
Energy Conversion Devices, Inc. (b)	4,780	55,591
II-VI Corp.	1,608	39,685
Intergrated Silicon Solution, Inc. (b)	6,247	85,771
Plug Power, Inc. (b)	6,486	50,394
Power-One, Inc. (b)	11,900	102,340
Research Frontiers, Inc. (b)	1,241	12,944
Stoneridge, Inc. (b)	1,100	16,775
Tripath Imaging, Inc. (b)	2,939	24,982
Triumph Group, Inc. (b)	2,256	72,530
X-Rite, Inc.	3,408	45,940

		1,292,555

Electronics (1.1%)
Aeroflex, Inc. (b)	12,314	154,910
Ansoft Corp. (b)	200	2,790
BEI Technologies, Inc.	3,568	75,213
Coherent, Inc. (b)	6,314	154,377
Daktronics, Inc. (b)	3,201	67,957
EDO Corp.	2,079	47,193
Electro Scientific Industries, Inc. (b)	4,586	93,738
Engineered Support Systems, Inc.	3,805	185,037
FLIR Systems, Inc. (b)	6,201	290,890
Graftech International Ltd. (b)	14,642	129,875
Itron, Inc. (b)	4,625	98,883
Keithley Instruments, Inc.	1,979	41,262
Methode Electronics, Inc.	4,900	55,566
Planar Systems, Inc. (b)	3,171	38,654
Richardson Electronics Ltd.	2,500	27,525
Rogers Corp. (b)	2,723	162,563
STAAR Surgical Co. (b)	3,600	30,600
Thomas & Betts Corp.	8,248	198,282
Trimble Navigation Ltd. (b)	8,844	221,542
TTM Technologies, Inc. (b)	2,800	31,108
Watts Industries, Inc., Class A	1,484	36,343
Woodhead Industries, Inc.	2,800	41,300
Zygo Corp. (b)	2,700	29,754

		2,215,362

Entertainment (0.5%)
AMC Entertainment, Inc. (b)	5,200	82,940
Carmike Cinemas, Inc. (b)	631	23,814
Dover Downs Entertainment, Inc.	2,648	30,055
Dover Motorsports, Inc.	1,512	6,048

2004 Semiannual Report 27

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Entertainment (continued)
Gaylord Entertainment Co. (b)	2,299	$72,051
Magna Entertainment Corp., Class A (b)	11,220	58,007
Midway Games, Inc. (b)	7,193	59,558
Multimedia Games, Inc. (b)	4,566	101,730
Penn National Gaming, Inc. (b)	6,372	187,911
Pinnacle Entertainment, Inc. (b)	4,338	49,540
Reading International, Inc. (b)	400	2,884
Shuffle Master, Inc. (b)	5,107	167,254
Six Flags, Inc. (b)	17,000	126,310
Steinway Musical Instruments, Inc. (b)	1,100	39,875
World Wrestling Entertainment, Inc.	1,499	20,626

		1,028,603

Fiber Optics (0.2%)
Avanex Corp. (b)	7,322	21,746
Belden, Inc.	4,792	83,812
C-Cor.net Corp. (b)	6,600	59,928
MRV Communications, Inc. (b)	15,295	35,943
Newport Corp. (b)	7,442	110,439
Sycamore Networks, Inc. (b)	27,385	101,325

		413,193

Financial (1.4%)
Accredited Home Lenders Holding Co. (b)	2,000	57,980
Advanta Corp., Class B	4,760	76,255
Affiliated Managers Group, Inc. (b)	6,023	293,320
Anchor BanCorp Wisconsin, Inc.	3,917	95,105
Anworth Mtg Asset Corp.	6,900	80,523
Bankrate, Inc. (b)	1,300	15,756
C&F Financial Corp.	810	30,519
Central Pacific Financial Corp.	2,192	54,997
Charter Municipal Mortgage Acceptance Co.	7,341	143,810
Commercial Capital Bancorp, Inc. (b)	2,843	50,207
CompuCredit Corp. (b)	1,962	32,510
Credit Acceptance Corp. (b)	759	10,876
DVI, Inc. (b)	2,500	45
ESB Financial Corp.	200	2,748
Euronet Worldwide, Inc. (b)	4,700	91,321
Federal Agricultural Mortgage Corp. (b)	800	20,024
Financial Federal Corp. (b)	3,171	99,252
First Albany Cos., Inc.	1,300	16,237
First Financial Holdings, Inc.	1,900	54,207
Gabelli Asset Management, Inc.	1,100	44,220
GATX Corp.	8,131	191,079
Gladstone Capital Corp.	2,231	45,713
Gold Banc Corp., Inc.	7,837	128,213
Investment Technology Group, Inc. (b)	7,397	105,999
Irwin Financial Corp.	3,666	86,701
Knight Trading Group, Inc. (b)	13,280	154,314
MainSource Financial Group, Inc.	834	18,140
MCG Capital Corp.	6,393	102,736
Medallion Financial Corp.	3,500	28,490
Novastar Financial, Inc.	4,100	133,086
PRG-Schultz International, Inc. (b)	8,225	38,658
Resource America, Inc., Class A	4,605	89,153
Rewards Network, Inc. (b)	4,610	45,224
Royal Gold, Inc.	4,500	55,260
Sanders Morris Harris Group, Inc.	3,088	37,828
Saxon Capital, Inc. (b)	5,400	117,450
SCBT Financial Corp.	750	23,025
SWS Group, Inc.	1,450	23,548
United Panam Financial Corp. (b)	900	12,951
World Acceptance Corp. (b)	3,500	53,550
WSFS Financial Corp.	1,209	58,588

		2,819,618

Food & Related (1.0%)
American Italian Pasta Co.	3,033	93,902
Aurora Foods, Inc. (b) (c)	100	1
Chiquita Brands International, Inc. (b)	5,408	97,398
Corn Products International, Inc.	7,164	304,469
Darling International, Inc. (b)	12,200	46,360
Farmer Brothers Co.	100	36,500
Flowers Foods, Inc.	5,479	134,181
Great Atlantic & Pacific Tea Co., Inc. (b)	3,112	24,896
Green Mountain Coffee, Inc. (b)	389	8,309
Hain Celestial Group, Inc. (b)	4,623	91,535
International Multifoods Corp. (b)	3,882	96,468
Interstate Bakeries Corp.	9,705	109,667
J & J Snack Foods Corp. (b)	1,392	53,216
Jarden Corp. (b)	4,667	173,612
John B. Sanfilippo & Son, Inc. (b)	1,100	34,507
Lance, Inc.	5,216	78,814
National Beverage Corp.	1,010	9,171
Peet’s Coffee & Tea, Inc. (b)	2,182	47,653
Ralcorp Holding, Inc. (b)	5,653	196,781
Red Robin Gourmet Burgers (b)	2,100	60,375
Riviana Foods, Inc.	385	9,721
Sanderson Farms, Inc.	1,950	72,501
Sensient Technologies Corp.	8,754	179,107
Tejon Ranch Co. (b)	683	23,768

		1,982,912

Furniture (0.2%)
American Woodmark Corp.	1,300	83,460
Bassett Furniture Industries, Inc.	2,247	40,311
Bombay Co., Inc. (b)	5,700	31,920
Hooker Furniture Corp.	200	4,556
Kimball International, Inc., Class B	2,848	42,065
Select Comfort Corp. (b)	4,300	104,232
Stanley Furniture Co., Inc.	1,139	45,560

		352,104

28 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Gambling — Non-Hotel Casinos (0.2%)
Argosy Gaming Co. (b)	3,926	$146,008
Churchill Downs, Inc.	500	18,255
Isle of Capris Casinos, Inc. (b)	3,570	74,970
Scientific Games Corp. (b)	9,888	178,379

		417,612

Gas — Distribution (0.7%)
Atmos Energy Corp.	10,121	249,381
Cascade Natural Gas Corp.	2,739	56,232
Chesapeake Utilities Corp.	1,100	26,675
Energen Co.	7,022	290,360
New Jersey Resources Corp.	5,743	218,866
Northwest Natural Gas Co.	5,019	147,559
NUI Corp.	3,759	62,625
SEMCO Energy, Inc.	10,016	53,986
South Jersey Industries, Inc.	2,664	109,863
Southwest Gas Corp.	5,006	114,137
Southwestern Energy Co. (b)	6,822	171,573

		1,501,257

Healthcare (1.9%)
Accredo Health, Inc. (b)	8,923	344,873
American Healthways, Inc. (b)	4,900	118,727
American Medical Security Group, Inc. (b)	2,300	58,880
American Medical Systems Holdings, Inc. (b)	3,850	99,946
AMERIGROUP Corp. (b)	4,222	175,255
AmSurg Corp. (b)	5,565	134,506
Beverly Enterprises, Inc. (b)	15,405	91,660
Centene Corp. (b)	3,448	115,508
Cerus Corp. (b)	2,600	8,476
Chronimed, Inc. (b)	2,200	16,588
Cole National Corp. (b)	2,988	76,343
Columbia Laboratories, Inc. (b)	3,797	18,905
CorVel Corp. (b)	500	15,540
Cross Country Healthcare, Inc. (b)	4,200	69,258
Curative Health Services, Inc. (b)	3,031	35,160
DJ Orthopedics, Inc. (b)	900	20,727
Dynacq Healthcare, Inc. (b)	2	11
Genesis HealthCare Corp. (b)	2,254	52,721
Gentiva Health Services, Inc. (b)	5,709	83,408
HealthExtras, Inc. (b)	2,233	28,404
Hooper Holmes, Inc.	7,849	43,248
Immucor, Inc. (b)	4,552	112,207
Invacare Corp.	4,749	189,153
Kindred Healthcare, Inc. (b)	2,475	121,226
LifePoint Hospitals, Inc. (b)	7,491	267,878
Matria Healthcare, Inc. (b)	2,800	53,676
MedQuist, Inc. (b)	979	13,324
Odyssey Healthcare, Inc. (b)	6,231	104,743
Option Care, Inc. (b)	2,143	30,688
Orthodontic Centers Of America, Inc. (b)	10,300	73,851
Pediatrix Medical Group, Inc. (b)	4,261	304,662
Per-Se Technologies, Inc. (b)	5,306	56,774
PolyMedica Corp.	2,900	80,736
Province Healthcare Co. (b)	8,144	130,223
Quality Systems, Inc. (b)	615	26,445
RehabCare Group, Inc. (b)	3,600	73,620
Select Medical Corp.	8,240	156,148
Sierra Health Services, Inc. (b)	3,943	146,482
Sunrise Assisted Living, Inc. (b)	2,230	70,468
U.S. Physical Therapy, Inc. (b)	2,800	39,788
United Surgical Partners International, Inc. (b)	3,644	131,986
USNA Health Sciences, Inc. (b)	1,800	48,510
Vistacare, Inc. (b)	2,482	62,522

		3,903,254

Hotels & Casinos (0.2%)
Ameristar Casinos, Inc.	2,400	76,128
Aztar Corp. (b)	5,247	135,897
Boyd Gaming Corp.	6,217	146,100
MTR Gaming Group, Inc. (b)	5,100	44,115

		402,240

Hotels & Motels (0.3%)
Boca Resorts, Inc. (b)	4,001	70,018
Choice Hotels International, Inc.	3,456	155,174
Extended Stay America, Inc.	14,305	278,231
Marcus Corp.	4,134	66,971
Prime Hospitality Corp. (b)	9,290	93,365

		663,759

Insurance (1.6%)
21st Century Insurance Group	3,500	47,250
Alfa Corp.	5,524	74,961
Allmerica Financial Corp. (b)	10,412	361,920
American Physicians Capital, Inc. (b)	2,083	48,434
Argonaut Group, Inc. (b)	5,600	103,600
Baldwin & Lyons, Inc., Class B	781	21,634
Citizens, Inc. (b)	3,446	24,501
CNA Surety Corp. (b)	800	8,712
Commerce Group, Inc. (The)	4,207	194,153
Donegal Group, Inc., Class A	1,400	28,910
EMC Insurance Group, Inc.	300	7,570
Enstar Group, Inc. (The) (b)	100	4,400
FBL Financial Group, Inc., Class A	1,702	45,324
Fidelity National Financial, Inc.	227	8,297
Fremont General Corp.	11,156	240,411
Harleysville Group, Inc.	7,858	149,302
Horace Mann Educators Corp.	8,116	126,691
Independence Holding Co.	400	14,400
Infinity Property & Casualty Corp.	2,905	90,346
Kansas City Life Insurance Co.	300	12,000

2004 Semiannual Report 29

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Insurance (continued)
LandAmerica Financial Group, Inc.	3,923	$161,667
Midland Co. (The)	900	23,852
Navigators Group, Inc. (b)	1,392	36,262
Nymagic, Inc.	600	15,360
Ohio Casualty Corp. (b)	11,338	222,451
Penn-America Group, Inc.	1,900	23,161
Philadelphia Consolidated Holding Corp. (b)	3,041	175,587
PICO Holdings, Inc. (b)	800	12,680
PMA Capital Corp., Class A	5,054	35,125
ProAssurance Corp. (b)	3,962	134,391
RLI Corp.	2,846	98,899
Safety Insurance Group, Inc.	1,100	23,771
Selective Insurance Group, Inc.	5,566	199,040
State Auto Financial Corp.	3,100	86,986
Stewart Information Services Corp.	3,262	115,801
Triad Guaranty, Inc. (b)	1,400	76,580
U.S.I. Holdings Corp. (b)	6,040	91,506
United Fire & Casualty Co.	844	36,993
Zenith National Insurance Co.	1,800	77,616

		3,260,544

Insurance/Life (0.5%)
AmerUs Group Co.	7,992	308,492
Delphi Financial Group, Inc.	4,976	199,836
Financial Industries Corp. (b)	1,400	16,618
Great American Financial Resources, Inc.	720	11,484
National Western Life Insurance Co., Class A (b)	300	43,590
Phoenix Co., Inc. (The)	17,216	218,127
Presidential Life Corp.	2,581	41,528
UICI (b)	6,246	108,118
Universal American Financial Corp. (b)	6,600	72,600

		1,020,393

Insurance Brokers (0.1%)
Crawford & Co., Class B	2,120	10,070
Hilb, Rogal & Hamilton Co.	5,408	193,877

		203,947

Internet (1.6%)
@Road, Inc. (b)	5,700	47,994
Akamai Technologies, Inc. (b)	19,236	227,369
Alloy, Inc. (b)	7,933	37,999
Ariba, Inc. (b)	51,843	114,573
AsiaInfo Holdings, Inc. (b)	5,803	29,595
Ask Jeeves, Inc. (b)	6,611	234,491
Autobytel, Inc. (b)	6,216	58,182
BroadVision, Inc. (b)	5,027	17,544
CMGI, Inc. (b)	64,040	110,789
CNET Networks, Inc. (b)	20,486	174,541
Drugstore.com, Inc. (b)	5,130	23,752
EarthLink, Inc. (b)	23,504	216,472
eCollege.com (b)	2,446	44,224
Entrust, Inc. (b)	7,962	36,386
eUniverse, Inc. (b)	1,600	3,920
FindWhat.com (b)	2,500	50,398
Harris Interactive, Inc. (b)	8,600	62,694
Interland, Inc. (b)	2,327	8,307
Internet Security, Inc. (b)	6,000	79,740
Interwoven, Inc. (b)	7,061	59,242
j2 Global Communications, Inc. (b)	3,400	78,744
Kana Software, Inc. (b)	5,608	14,020
LookSmart Ltd. (b)	19,770	39,935
MarketWatch.com, Inc. (b)	900	9,450
MatrixOne, Inc. (b)	12,609	75,780
Neoforma, Inc. (b)	1,700	22,219
Net.B@nk, Inc.	9,407	101,502
Net2Phone, Inc. (b)	5,931	23,072
Netegrity, Inc. (b)	3,574	30,022
Netflix, Inc. (b)	4,549	115,044
NIC, Inc. (b)	4,000	20,840
Omicell, Inc. (b)	4,133	56,953
Openwave Systems, Inc. (b)	11,579	98,653
Overstock.com, Inc. (b)	1,700	61,608
PC-Tel, Inc. (b)	4,815	53,350
Priceline.com, Inc. (b)	4,099	99,319
PTEK Holdings, Inc. (b)	9,293	94,510
Raindance Communications, Inc. (b)	7,600	16,644
Register.com, Inc. (b)	2,586	14,352
S1 Corp. (b)	13,178	106,215
Sohu.com Inc. (b)	3,400	56,916
Stellent, Inc. (b)	2,800	20,860
SupportSoft, Inc. (b)	5,200	51,428
TheStreet.com, Inc. (b)	2,300	9,154
TriZetto Group, Inc. (The) (b)	4,098	27,825
United Online, Inc. (b)	7,800	129,480
ValueClick, Inc. (b)	12,769	132,287
Vignette Corp. (b)	40,709	70,834
Vitria Technology, Inc. (b)	1,150	4,106
WatchGuard Technologies, Inc. (b)	6,597	45,915
Websense, Inc. (b)	3,240	95,580

		3,414,829

Leisure Products (0.6%)
Action Performance Co., Inc.	3,415	53,547
Alliance Gaming Corp. (b)	8,677	216,666
Atari, Inc. (b)	1,540	4,666
Bally Total Fitness Holding Corp. (b)	5,698	23,476
Boyds Collection Ltd. (b)	1,090	3,008
Callaway Golf Co.	11,789	200,060
Coachmen Industries, Inc.	2,900	46,197
Department 56, Inc. (b)	2,800	44,996
JAKKS Pacific, Inc. (b)	5,827	101,215
K2, Inc. (b)	5,261	77,126

30 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Leisure Products (continued)
Marine Products Corp.	884	$15,629
MarineMax, Inc. (b)	2,300	65,573
Nautilus Group, Inc. (The)	4,930	79,274
Party City Corp. (b)	1,854	30,832
RC2 Corp. (b)	2,900	78,619
Speedway Motorsports, Inc.	2,600	77,532
Topps Co., Inc.	3,227	28,817
Vail Resorts, Inc. (b)	4,008	62,324
WMS Industries, Inc. (b)	3,605	101,805

		1,311,362

Machinery (1.5%)
Advanced Energy Industries, Inc. (b)	3,005	39,786
Alamo Group, Inc.	100	1,657
Albany International Corp., Class A	5,727	174,674
Applied Industrial Technologies, Inc.	3,824	100,495
Astec Industries, Inc. (b)	2,279	40,657
Baldor Electric Co.	4,953	111,839
Briggs & Stratton Corp.	4,120	288,399
Cascade Corp.	2,100	43,722
Cubic Corp.	2,916	68,818
Flowserve Corp. (b)	8,359	178,632
Franklin Electric Co., Inc.	900	54,234
Gardner Denver, Inc. (b)	4,140	108,551
Gorman-Rupp	700	18,410
IDEX Corp.	5,572	263,277
Intermagnetics General Corp. (b)	3,200	78,464
Joy Global, Inc.	10,062	264,128
Kadant, Inc. (b)	3,003	55,255
Lennox International, Inc.	8,107	135,468
Mestek, Inc. (b)	360	6,444
Milacron, Inc.	7,697	30,249
NACCO Industries, Inc.	622	52,920
Nordson Corp.	5,544	191,601
Photon Dynamics, Inc. (b)	2,875	89,125
Sauer-Danfoss, Inc.	493	7,395
Stewart & Stevenson Services, Inc.	4,480	71,590
Tennant Co.	1,062	42,161
Terex Corp. (b)	8,093	265,854
Thomas Industries, Inc.	1,400	47,250
UNOVA, Inc. (b)	8,201	143,518
Wabtec Corp.	7,162	116,741

		3,091,314

Manufactured Housing (0.7%)
Aaon, Inc. (b)	500	9,970
Apogee Enterprises, Inc.	5,030	56,034
Beazer Homes USA, Inc.	2,601	256,069
Eagle Materials, Inc.	3,569	234,483
Fleetwood Enterprises, Inc. (b)	7,734	112,143
Highwood Properties, Inc.	10,250	231,138
Levitt Corp., Class A (b)	3,044	69,403
Modtech Holdings, Inc. (b)	800	5,662
Monaco Coach Corp.	4,239	110,511
Palm Harbor Homes, Inc. (b)	4,404	99,090
Skyline Corp.	918	39,235
WCI Communities, Inc. (b)	3,000	72,930
Winnebago Industries, Inc.	4,176	120,394

		1,417,062

Manufacturing (0.9%)
Applied Films Corp. (b)	2,590	61,642
Armor Holdings, Inc. (b)	3,600	118,944
Champion Enterprises, Inc. (b)	12,284	133,773
Checkpoint Systems, Inc. (b)	6,908	111,012
Cognex Corp.	6,819	216,707
CSS Industries, Inc.	651	22,004
CUNO, Inc. (b)	3,078	135,617
EnPro Industries, Inc. (b)	4,100	81,180
Gerber Scientific, Inc. (b)	1,700	10,200
Identix, Inc. (b)	18,520	117,787
Innovex, Inc. (b)	5,059	28,229
Jacuzzi Brands, Inc. (b)	12,175	106,410
Lincoln Electric Holdings, Inc.	5,568	175,559
Mine Safety Appliances Co.	3,230	87,533
Myers Industries, Inc.	2,055	28,996
OshKosh B’Gosh, Inc., Class A	2,027	46,864
Powell Industries, Inc. (b)	1,369	21,767
Quixote Corp.	2,590	50,246
Raven Industries, Inc.	1,700	55,250
Rofin-Sinar Technologies, Inc. (b)	3,700	85,729
Sturm, Ruger & Co., Inc.	3,037	33,134
Valence Technology, Inc. (b)	7,230	31,161
Woodward Governor Co.	1,820	113,459
Young Innovations, Inc.	500	17,450

		1,890,653

Manufacturing/Diversified (0.9%)
A.O. Smith Corp.	3,348	100,105
Acuity Brands, Inc.	7,342	179,659
Barnes Group, Inc.	2,802	76,355
Brink’s Co. (The)	9,879	273,944
CLARCOR, Inc.	4,503	198,222
ESCO Technologies, Inc. (b)	2,394	115,630
Fargo Electronics (b)	4,100	39,565
Federal Signal Corp.	9,348	170,134
Global Power Equipment Group, Inc. (b)	4,100	29,684
Griffon Corp. (b)	4,000	87,800
Matthews International Corp., Class A	5,022	153,171
Penn Energineering & Manufacturing Corp.	1,100	18,700
Roper Industries, Inc.	5,488	266,441
Standex International Corp.	1,154	31,043

2004 Semiannual Report 31

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Manufacturing/Diversified (continued)
Tredegar Industries, Inc.	5,206	$69,188
USG Corp. (b)	5,700	81,111
Vans, Inc. (b)	3,569	72,451

		1,963,203

Medical Equipment & Supplies (2.6%)
Advanced Medical Optics, Inc. (b)	5,054	159,403
Advanced Neuromodulation Systems, Inc. (b)	3,865	105,321
Alaris Medical, Inc. (b)	3,108	60,357
Allscripts Healthcare Solution, Inc. (b)	5,550	52,226
Arrow International, Inc.	3,944	118,004
Aspect Medical Systems, Inc. (b)	1,380	23,239
BioLase Technology, Inc. (b)	4,101	52,821
Bioveris Corp. (b)	5,196	64,430
Bruker BioSciences Corp. (b)	3,213	16,675
Candela Corp. (b)	3,100	32,829
Cantel Medical Corp. (b)	200	3,300
Cardiac Science, Inc. (b)	8,400	25,200
CardioDyamics International Corp. (b)	5,800	33,930
Cepheid, Inc. (b)	6,500	50,310
Closure Medical Corp. (b)	1,400	36,358
Conceptus, Inc. (b)	4,000	46,000
CONMED Corp. (b)	6,061	149,585
Cooper Co., Inc. (The)	6,093	329,022
CTI Molecular Imaging, Inc. (b)	4,900	73,647
Cyberonics, Inc. (b)	4,130	97,840
Cytyc Corp. (b)	21,448	458,987
Durect Corp. (b)	5,900	23,600
EPIX Medical, Inc. (b)	3,030	74,296
Exactech, Inc. (b)	1,100	22,781
Hanger Orthopedic Group, Inc. (b)	4,200	68,754
Hologic, Inc. (b)	4,000	80,200
ICU Medical, Inc. (b)	2,250	75,083
IDX Systems Corp. (b)	3,331	105,593
IMPAC Medical Systems, Inc. (b)	1,400	34,132
INAMED Corp. (b)	5,250	308,910
Interpore International, Inc. (b)	3,862	55,574
Intuitive Surgical, Inc. (b)	5,769	93,169
Kensey Nash Corp. (b)	1,900	61,560
Kyphon, Inc. (b)	4,600	115,460
Landauer, Inc.	1,322	51,637
Laserscope (b)	3,600	106,956
Lifeline Systems, Inc. (b)	1,100	21,791
Medical Action Industries, Inc. (b)	2,166	41,221
Mentor Corp.	7,624	241,681
Meridian Bioscience, Inc.	3,200	35,200
Merit Medical Systems, Inc. (b)	4,429	69,580
Novoste Corp. (b)	1,100	3,267
Oakley, Inc.	4,123	57,062
Ocular Sciences, Inc. (b)	3,101	87,138
OraSure Technologies, Inc. (b)	8,573	72,099
Orthologic Corp. (b)	6,654	53,165
Osteotech, Inc. (b)	3,854	25,591
Possis Medical, Inc. (b)	3,543	90,098
PSS World Medical, Inc. (b)	13,662	152,878
Retractable Technologies, Inc. (b)	200	1,340
Serologicals Corp. (b)	4,528	83,859
Surmodics, Inc. (b)	2,958	66,200
Sybron Dental Specialties, Inc. (b)	6,852	200,421
Synovis Life Technologies, Inc. (b)	2,000	32,000
Techne Corp. (b)	7,436	289,707
Viasys Healthcare, Inc. (b)	4,733	91,820
VISX, Inc. (b)	6,784	148,502
Vital Images, Inc. (b)	2,100	23,310
Vital Signs, Inc.	1,030	33,094
Wright Medical Group, Inc. (b)	3,231	110,953
Zoll Medical Corp. (b)	2,146	64,638

		5,363,804

Medical Laboratories (0.6%)
Able Laboratories, Inc. (b)	2,485	47,836
Alliance Imaging, Inc. (b)	1,300	4,966
Applera Corp. — Celera Genomics Group (b)	13,169	155,263
Cerner Corp. (b)	5,185	222,022
Dade Behring Holdings, Inc. (b)	7,890	362,939
Discovery Laboratories, Inc. (b)	7,300	84,899
LabOne, Inc. (b)	3,039	89,772
Specialty Laboratories, Inc. (b)	276	2,788
VCA Antech, Inc. (b)	6,083	248,734

		1,219,219

Metal Processors (0.3%)
Commercial Metals Co.	4,426	115,961
Kaydon Corp.	4,348	121,614
Liquidmetal Technologies Co. (b)	4,800	12,432
Mueller Industries, Inc.	6,816	228,676
NN, Inc.	4,435	50,648
Quanex Corp.	2,770	113,016
Valmont Industries, Inc.	2,200	45,100

		687,447

Metals (0.4%)
Brush Engineered Materials, Inc. (b)	2,096	33,913
Century Aluminum Co. (b)	2,574	50,965
Cleveland-Cliffs, Inc. (b)	1,872	88,695
Coeur d’Alene Mines Corp. (b)	40,491	187,474
Hecla Mining Co. (b)	23,662	135,584
RTI International Metals, Inc. (b)	3,800	55,670
Stepan Co.	500	12,025
Stillwater Mining Co. (b)	4,475	60,099
USEC, Inc.	15,800	108,704

		733,129

32 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Natural Gas (0.3%)
EnergySouth, Inc.	800	$30,576
Laclede Group, Inc. (The)	3,600	99,324
Southern Union Co. (b)	11,297	222,099
St. Mary Land & Exploration Co.	5,318	192,246

		544,245

Office Equipment & Supplies (0.3%)
Ennis Business Forms, Inc.	3,500	52,465
General Binding Corp. (b)	500	7,000
Global Imaging Systems, Inc. (b)	3,183	110,195
Imagistics International, Inc. (b)	2,700	109,323
Interface, Inc. (b)	7,355	62,738
John H. Harland Co.	5,474	168,655
School Specialty, Inc. (b)	3,227	114,978
Standard Register Co.	1,834	27,033

		652,387

Oil & Gas (2.8%)
Atwood Oceanics, Inc. (b)	1,755	64,321
Berry Petroleum Co.	2,600	70,512
Cabot Oil & Gas Corp.	4,799	171,324
Cal Dive International, Inc. (b)	7,129	192,768
Cimarex Energy Co. (b)	7,422	204,773
Clayton Williams Energy, Inc. (b)	700	22,057
Comstock Resources, Inc. (b)	5,236	106,553
Denbury Resources, Inc. (b)	6,631	121,082
Encore Acquisition Co. (b)	2,500	74,375
Energy Partners Ltd. (b)	4,300	60,200
Ethyl Corp. (b)	2,000	37,240
Evergreen Resources, Inc. (b)	7,813	313,536
Forest Oil Corp. (b)	8,112	212,940
Grey Wolf, Inc. (b)	26,341	104,837
Hanover Compressor Co. (b)	9,100	111,930
Harvest Natural Resources, Inc. (b)	7,200	118,368
Horizon Offshore, Inc. (b)	11,191	27,082
Houston Exploration Co. (The) (b)	2,222	99,412
KCS Energy, Inc. (b)	7,531	90,523
Lufkin Industries, Inc.	1,382	43,809
Magnum Hunter Resources, Inc. (b)	12,440	127,759
Matrix Service Co. (b)	3,600	37,368
McMoRan Exploration Co. (b)	2,800	44,296
Meridian Resource Corp. (The) (b)	7,700	50,358
Newpark Resources, Inc. (b)	13,484	77,263
Nuevo Energy Co. (b)	3,745	129,203
Oceaneering International, Inc. (b)	4,502	126,056
Parker Drilling Co. (b)	16,877	52,994
Patina Oil & Gas Corp.	10,667	296,543
Penn Virginia Corp.	1,200	78,924
Petroleum Development Corp. (b)	3,231	85,363
Plains Exploration & Production Co. (b)	8,482	167,095
Plains Resources, Inc. (b)	4,700	84,694
Prima Energy Corp. (b)	2,091	77,639
Quaker Chemical Corp.	3,000	75,780
Quicksilver Resources, Inc. (b)	2,790	121,226
Quiksilver Resources, Inc. (b)	9,968	215,608
Range Resources Corp.	11,163	139,649
Remington Oil & Gas Corp. (b)	4,580	100,302
RPC, Inc.	1,101	14,181
Spinnaker Exploration Co. (b)	4,409	157,269
Stone Energy Corp. (b)	4,041	198,817
Swift Energy Co. (b)	4,300	93,267
Tesoro Petroleum Corp. (b)	10,751	218,353
Tom Brown, Inc. (b)	7,339	351,391
Unit Corp. (b)	6,900	194,925
Vintage Petroleum, Inc.	10,036	151,243
World Fuel Services Corp.	2,200	93,104

		5,808,312

Oil Equipment & Services (0.6%)
CARBO Ceramics, Inc.	2,100	135,828
Dril-Quip, Inc. (b)	413	7,095
Frontier Oil Corp.	3,962	70,444
Global Industries Ltd. (b)	19,024	114,144
Holly Corp.	2,449	82,262
Hydril Co. (b)	2,918	74,292
Lone Star Technologies, Inc. (b)	6,334	129,847
SEACOR SMIT, Inc. (b)	2,918	121,039
SJW Corp.	600	20,790
Superior Energy Services, Inc. (b)	7,784	80,876
TETRA Technologies, Inc. (b)	3,008	71,921
TRC Cos., Inc. (b)	1,600	26,128
Veritas DGC, Inc. (b)	7,660	156,494
W-H Energy Services, Inc. (b)	4,943	90,852
WD-40 Co.	3,316	100,641

		1,282,653

Oil Field Machinery & Equipment (0.1%)
Gulf Island Fabrication, Inc.	1,980	44,510
Oil States International, Inc. (b)	3,870	52,400
Universal Compression Holdings, Inc. (b)	2,800	83,328

		180,238

Paper & Forest Products (0.7%)
Buckeye Technologies, Inc. (b)	3,590	37,695
Caraustar Industries, Inc. (b)	5,521	69,841
Chesapeake Corp.	4,370	99,243
Deltic Timber Corp.	1,456	49,519
Glatfelter & Co.	4,065	45,650
Longview Fibre Co.	8,700	91,176
Louisiana-Pacific Corp.	19,105	450,686
Pope & Talbot, Inc.	3,300	54,780
Potlatch Corp.	5,394	204,324

2004 Semiannual Report 33

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Paper & Forest Products (continued)
Rock-Tenn Co.	3,700	$55,130
Schweitzer-Mauduit International, Inc.	2,842	88,074
Universal Forest Products, Inc.	3,766	102,021
Wausau-Mosinee Paper Corp.	6,947	97,466

		1,445,605

Pharmaceuticals (2.4%)
Alexion Pharmaceuticals, Inc. (b)	3,929	88,481
Alteon, Inc. (b)	8,300	13,612
American Pharmaceutical Partners, Inc. (b)	1	42
AtheroGenics, Inc. (b)	6,931	163,710
AVI BioPharma, Inc. (b)	11,400	32,718
BioMarin Pharmaceutical, Inc. (b)	14,685	101,620
Biopure Corp. (b)	4,953	6,201
Bone Care International, Inc. (b)	1,144	28,211
Bradley Pharmaceuticals, Inc. (b)	2,208	57,894
Cell Genesys, Inc. (b)	8,400	92,820
CIMA Labs, Inc. (b)	3,155	99,824
CollaGenex Pharmaceuticals, Inc. (b)	2,129	21,716
Corixa Corp. (b)	9,529	55,745
Cubist Pharmaceuticals, Inc. (b)	8,750	86,975
D & K Healthcare Resources, Inc.	4,369	59,943
Del Laboratories, Inc. (b)	216	6,160
Dendreon Corp. (b)	2,500	32,500
DOV Pharmaceutical, Inc. (b)	2,700	46,737
Encysive Pharmaceuticals, Inc. (b)	8,332	83,737
Enzon, Inc. (b)	7,800	113,178
First Horizon Pharmaceutical Corp. (b)	3,800	58,938
Geron Corp. (b)	6,937	52,513
Hollis-Eden Pharmaceuticals, Inc. (b)	1,750	13,825
ILEX Oncology, Inc. (b)	8,162	189,277
ImmunoGen, Inc. (b)	5,927	50,557
Impax Laboratories, Inc. (b)	5,778	120,240
Indevus Pharmaceuticals, Inc. (b)	8,392	60,926
Inspire Pharmaceuticals, Inc. (b)	5,163	84,880
Inter Parfums, Inc.	900	19,827
Inveresk Research Group, Inc. (b)	5,700	161,538
Isis Pharmaceuticals, Inc. (b)	6,880	50,018
Kos Pharmaceuticals, Inc. (b)	3,268	134,511
La Jolla Pharmaceutical Co. (b)	6,940	23,180
Lannett Co., Inc. (b)	600	9,606
Medical Co. (b)	7,405	242,217
MIM Corp. (b)	6,800	51,340
NeighborCare, Inc. (b)	5,298	122,596
Nektar Therapeutic (b)	11,289	228,602
NeoPharm, Inc. (b)	2,698	55,174
Noven Pharmaceuticals, Inc. (b)	4,200	82,488
Nuvelo, Inc. (b)	2,923	31,598
Onyx Pharmaceuticals, Inc. (b)	6,400	315,647
Pain Therapeutics, Inc. (b)	4,800	35,280
Parexel International Corp. (b)	5,078	99,224
Penwest Pharmaceuticals Co. (b)	3,688	58,639
Peregrine Pharmaceuticals, Inc. (b)	14,073	23,502
Perrigo Co.	11,927	257,264
Pharmacopeia, Inc. (b)	3,606	64,656
POZEN, Inc. (b)	3,750	44,400
PRAECIS Pharmaceuticals, Inc. (b)	8,833	51,585
Progenics Pharmaceuticals, Inc. (b)	2,500	49,525
Regeneron Pharmaceuticals, Inc. (b)	5,917	74,140
Salix Pharmaceuticals, Inc. (b)	3,700	114,441
Savient Pharmaceuticals, Inc. (b)	15,957	59,839
SuperGen, Inc. (b)	8,794	72,199
Telik, Inc. (b)	7,276	170,768
Theragenics Corp. (b)	2,186	11,455
Transkaryotic Therapies, Inc. (b)	5,674	82,443
United Therapeutics Corp. (b)	3,585	88,263
Vertex Pharmaceuticals, Inc. (b)	14,600	126,144
Vicuron Pharmaceuticals, Inc. (b)	8,294	189,186
VIVUS, Inc. (b)	7,470	36,454

		5,060,729

Photographic (0.0%)
Concord Camera Corp. (b)	5,324	26,886

Pipelines (0.1%)
Aquila, Inc. (b)	30,977	131,652
TransMontaigne, Inc. (b)	1,854	9,826

		141,478

Pollution Control (0.2%)
BHA Group Holdings, Inc.	800	25,544
Calgon Carbon Corp.	3,548	21,323
Casella Waste Systems, Inc., Class A (b)	3,103	44,994
Clean Harbors, Inc. (b)	2,300	19,757
Duratek, Inc. (b)	1,723	22,399
Gundle/ SLT Environmental, Inc. (b)	1,300	23,959
Lydall, Inc. (b)	900	8,784
Waste Connections, Inc. (b)	5,734	230,908

		397,668

Printing & Publishing (0.5%)
Banta Corp.	4,807	213,814
Bowne & Co., Inc.	6,688	113,228
Courier Corp.	1,000	40,750
Hollinger International, Inc.	8,700	173,565
Information Holdings, Inc. (b)	1,400	34,790
Journal Register Co. (b)	5,259	104,286
Mail-Well, Inc. (b)	3,191	12,924
Playboy Enterprises, Inc. (b)	1,334	17,409
Presstek, Inc. (b)	6,310	67,202
PRIMEDIA, Inc. (b)	24,600	71,832
ProQuest Co. (b)	4,079	108,909

34 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Printing & Publishing (continued)
Pulitzer, Inc.	772	$39,063
Thomas Nelson, Inc.	2,200	57,552

		1,055,324

Radio (0.1%)
Beasley Broadcast Group, Inc. (b)	930	14,694
Emerson Radio Corp. (b)	1,000	4,070
Saga Communications, Inc. (b)	3,325	63,175
Spanish Broadcasting System, Inc. (b)	6,827	66,358

		148,297

Railroads (0.0%)
Florida East Coast Industries, Inc.	2,419	88,173

Real Estate (0.1%)
Avatar Holdings, Inc. (b)	500	19,080
Consolidated-Tomoka Land Co.	500	18,750
Getty Realty Corp.	2,500	53,775
Jones Lang LaSalle, Inc. (b)	5,362	126,597
Tarragon Realty Investors, Inc. (b)	125	1,751
Trammell Crow Co. (b)	4,898	66,172
United Capital Corp.	700	14,000

		300,125

Real Estate Investment Trusts (4.3%)
Acadia Realty Trust	2,899	36,411
Alexandria Real Estate Equities, Inc.	3,777	214,609
American Home Mortgage Investment Corp.	5,513	130,823
American Land Lease, Inc.	1,000	19,350
American Mortgage Acceptance Co.	3,540	47,365
Amli Residential Properties Trust	4,300	108,790
Anthracite Capital, Inc.	12,201	128,233
Associated Estates Realty Corp.	5,700	46,455
Bedford Property Investors, Inc.	2,850	77,207
Boykin Lodging Co. (b)	2,800	22,092
Brandywine Realty Trust	7,544	191,165
Capital Automotive REIT	6,079	171,002
Capstead Mortgage Corp.	3,800	48,830
Colonial Properties Trust	3,266	115,224
Commercial Net Lease Realty	8,869	147,137
Cornerstone Realty Income Trust, Inc.	8,207	61,799
Corporate Office Properties Trust	4,985	101,445
Correctional Properties Trust	1,800	47,088
Corrections Corporation of America (b)	6,445	234,856
CRIIMI MAE, Inc. (b)	900	9,567
EastGroup Properties, Inc.	3,500	101,325
Entertainment Properties Trust	3,440	115,102
Equity Inns, Inc.	11,900	97,580
Equity One, Inc.	4,900	80,360
Essex Property Trust, Inc.	3,871	235,937
FelCor Lodging Trust, Inc. (b)	8,200	82,000
First Industrial Realty Trust, Inc.	7,662	257,827
Gables Residential Trust	6,294	200,149
Glenborough Realty Trust, Inc.	4,152	78,016
Glimcher Realty Trust	5,238	110,784
Health Care REIT, Inc.	10,240	327,067
Heritage Property Investment	3,285	83,373
Home Properties of New York, Inc.	5,973	223,032
Impac Mortgage Holdings, Inc.	10,936	205,706
Innkeepers USA Trust	5,561	42,542
Investors Real Estate Trust	5,432	52,147
Keystone Property Trust	4,996	101,619
Kilroy Realty Corp.	4,461	139,852
Koger Equity	3,931	82,354
Kramont Realty Trust	2,677	42,323
La Quinta Corp. (b)	29,031	208,733
LaSalle Hotel Properties	4,904	107,888
Lexington Corporate Properties Trust	7,385	136,549
LTC Properties, Inc.	1,400	21,784
Manufactured Home Communities, Inc.	2,900	90,770
MeriStar Hospitality Corp. (b)	10,009	58,052
MFA Mortgage Investments, Inc.	15,630	139,263
Mid-America Apartment Communities, Inc.	4,212	135,837
Mission West Properties, Inc.	2,600	30,706
National Health Investors, Inc.	4,037	96,767
National Health Realty, Inc.	600	9,780
Nationwide Health Properties, Inc.	12,789	231,865
Newcastle Investment Corp.	7,177	191,769
Omega Healthcare Investors, Inc.	2,000	18,500
Parkway Properties, Inc.	2,100	83,370
Pennsylvania Real Estate Investment Trust	5,623	181,904
Post Properties, Inc.	6,245	167,928
Prentiss Properties Trust	7,629	244,433
Price Legacy Corp.	550	10,285
PS Business Parks, Inc.	2,077	78,822
Rait Investment Trust	4,600	110,676
Ramco-Gershenson Properties Trust	1,600	37,888
Reckson Associates Realty Corp.	11,554	274,640
Redwood Trust, Inc.	2,320	100,804
Saul Centers, Inc.	1,145	28,625
Senior Housing Properties Trust	8,926	133,444
Sizeler Property Investors	2,500	24,925
SL Green Realty Corp.	5,854	238,843
Sovran Self Storage, Inc.	2,400	81,048
Summit Properties, Inc.	4,616	104,460
Sun Communities, Inc.	2,754	96,252
Tanger Factory Outlet Centers, Inc.	2,161	82,550
Taubman Centers, Inc.	7,199	140,381
Town & Country Trust	5,013	117,204
U.S. Restaurant Properties, Inc.	5,000	79,800
United Mobile Homes, Inc.	100	1,442
Universal Health Realty Income Trust	2,173	56,650
Urstadt Biddle Properties, Inc., Class A	2,680	37,198

2004 Semiannual Report 35

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Real Estate Investment Trusts (continued)
Ventas, Inc.	14,382	$317,699
Washington Real Estate Investment Trust	6,800	184,960
Winston Hotels, Inc.	4,545	41,859

		9,154,896

Recreational Vehicles & Boats (0.1%)
Arctic Cat, Inc.	2,338	55,528
Thor Industries, Inc.	7,193	200,396

		255,924

Research & Development (0.4%)
aaiPharma, Inc. (b)	3,444	21,904
Albany Molecular Research, Inc. (b)	4,314	69,973
Antigenics, Inc. (b)	5,950	56,763
Biosite, Inc. (b)	2,285	90,532
Forrester Research, Inc. (b)	2,781	48,223
Gene Logic, Inc. (b)	6,248	26,429
MGI PHARMA, Inc. (b)	6,584	407,022
Regeneration Technologies, Inc. (b)	6,000	57,000
Trimeris, Inc. (b)	2,308	33,928

		811,774

Residential Building Construction (0.4%)
Ameron International Corp.	1,700	50,915
Dominion Homes, Inc. (b)	839	24,188
Dycom Industries, Inc. (b)	8,696	205,052
Insituform Technologies, Inc. (b)	4,794	77,855
M/ I Schottenstein Homes, Inc.	2,192	93,489
Standard Pacific Corp.	6,189	312,173
William Lyon Homes (b)	1,000	88,160

		851,832

Restaurants (1.0%)
Bob Evans Farms, Inc.	6,749	206,924
California Pizza Kitchen, Inc. (b)	3,880	81,519
Chicago Pizza & Brewery, Inc. (b)	2,500	33,050
CKE Restaurants, Inc. (b)	9,400	98,700
Dave & Buster’s, Inc. (b)	1,500	27,915
IHOP Corp.	3,300	122,595
Jack in the Box, Inc. (b)	7,205	195,111
Landry’s Restaurants, Inc.	3,295	110,317
Lone Star Steakhouse & Saloon, Inc.	3,282	100,922
O’Charley’s, Inc. (b)	5,035	95,111
P.F. Chang’s China Bistro, Inc. (b)	5,106	249,478
Panera Bread Co. (b)	5,810	237,455
Papa John’s International, Inc. (b)	2,862	95,734
Ryan Family Steak Houses, Inc. (b)	6,929	125,692
Sonic Corp. (b)	7,497	241,928
Steak n Shake Co. (The) (b)	3,510	66,164
Triarc Companies, Inc.	5,590	58,416

		2,147,031

Retail (3.7%)
1-800-FLOWERS.COM (b)	4,618	46,596
7-Eleven, Inc. (b)	3,921	63,128
A.C. Moore Arts & Crafts, Inc. (b)	2,700	73,521
Alexander’s, Inc. (b)	300	46,785
America’s Car-Mart, Inc. (b)	1,000	25,960
American Eagle Outfitters, Inc. (b)	10,259	263,554
AnnTaylor Stores Corp. (b)	8,290	335,993
Asbury Automotive Group, Inc. (b)	1,100	17,809
Big 5 Sporting Goods Corp. (b)	2,800	69,496
BJ’s Wholesale Club, Inc. (b)	12,771	309,440
Blair Corp.	1,600	41,600
Brookstone, Inc. (b)	4,050	80,555
Building Materials Holding Corp.	3,900	64,116
Casey’s General Stores, Inc.	9,270	153,511
Cash America International, Inc.	4,262	91,164
Casual Male Retail Group, Inc. (b)	6,400	62,400
Cato Corp.	1,794	35,916
CEC Entertainment, Inc. (b)	5,808	198,459
Charlotte Russe Holding, Inc. (b)	2,827	46,504
Children’s Place Retail Store, Inc. (The) (b)	3,131	82,471
Christopher & Banks Corp.	5,827	104,245
Coldwater Creek, Inc. (b)	1,632	33,603
Copart, Inc. (b)	13,193	250,139
Cost Plus, Inc. (b)	4,185	151,497
CSK Auto Corp. (b)	5,600	103,376
Dick’s Sporting Goods, Inc. (b)	6,184	166,782
Dillards, Inc., Class A	12,704	213,808
Dress Barn, Inc. (b)	2,391	40,217
Duane Reade, Inc. (b)	3,969	66,243
Electronics Boutique Holdings Corp. (b)	2,767	74,847
F.A.O., Inc. (b)	133	6
Finlay Enterprises, Inc. (b)	500	9,675
Fossil, Inc. (b)	7,300	178,777
Fred’s, Inc.	7,806	144,957
Friedman’s, Inc., Class A	3,800	19,076
GALYAN’S Trading Co. (b)	2,393	22,710
Genesco, Inc. (b)	3,328	74,048
Group 1 Automotive, Inc. (b)	2,501	86,435
Guitar Center, Inc. (b)	2,428	100,811
Gymboree Corp. (b)	6,142	108,406
Hancock Fabrics, Inc.	3,600	53,496
Haverty Furniture Co., Inc.	2,900	52,403
Hibbet Sporting Goods, Inc. (b)	3,283	79,711
Hollywood Entertainment Corp. (b)	10,820	145,637
Insight Enterprises, Inc. (b)	8,562	143,328
InterTan, Inc. (b)	6,515	90,363
J. Jill Group, Inc. (b)	3,538	74,935
Jo-Ann Stores, Inc. (b)	2,483	70,194
Kirkland’s, Inc. (b)	1,600	28,880
Linens ’n Things, Inc. (b)	8,088	262,375
M&F Worldwide Corp. (b)	3,000	37,260
Men’s Wearhouse, Inc. (b)	5,819	148,326

36 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Retail (continued)
Movado Group, Inc.	1,631	$48,930
Movie Gallery, Inc.	5,342	103,742
Pantry, Inc. (The) (b)	1,400	27,930
PC Connection, Inc. (b)	1,700	11,592
Penn Traffic Co. (The) (b)	100	12
PETCO Animal Supplies, Inc. (b)	7,232	212,332
RARE Hospitality International, Inc. (b)	5,981	163,700
Rent-Way, Inc. (b)	2,125	19,848
Restoration Hardware, Inc. (b)	7,600	44,232
REX Stores Corp. (b)	300	4,290
Sharper Image Corp. (b)	2,100	64,176
ShopKo Stores, Inc. (b)	4,000	53,040
Smart & Final, Inc. (b)	2,265	26,161
Sonic Automotive, Inc.	4,652	115,835
Sports Authority, Inc. (The) (b)	3,328	127,596
Stein Mart, Inc. (b)	3,633	46,212
Too, Inc. (b)	5,932	104,047
Tractor Supply Co. (b)	5,949	232,368
Trans World Entertainment Corp. (b)	2,405	24,964
Tuesday Morning Corp. (b)	3,148	92,835
Tweeter Home Entertainment Group, Inc. (b)	4,800	34,416
Ultimate Electronics, Inc. (b)	2,738	11,637
United Rentals, Inc. (b)	9,900	170,280
Urban Outfitters, Inc. (b)	5,077	234,405
Weis Markets, Inc.	1,683	59,073
WESCO International, Inc. (b)	2,700	38,610
West Marine, Inc. (b)	3,000	87,240
Whitehall Jewellers, Inc. (b)	900	8,145
Zale Corp. (b)	4,800	268,416

		7,681,608

Retail/Food & Drug (0.3%)
Arden Group, Inc., Class A	168	12,247
Ingles Markets, Inc., Class A	3,072	34,406
Longs Drug Stores Corp.	5,108	100,117
Nash-Finch Co.	2,423	50,083
Pathmark Stores, Inc. (b)	6,558	56,071
Ruddick Corp.	5,989	122,176
United Natural Foods, Inc. (b)	7,852	196,693
Wild Oats Markets, Inc. (b)	5,353	73,871

		645,664

Semiconductors (2.5%)
Actel Corp. (b)	4,782	95,257
Alliance Semiconductor Corp. (b)	3,931	22,760
Artisan Components, Inc. (b)	3,700	86,580
Asyst Technologies, Inc. (b)	7,400	48,914
ATMI, Inc. (b)	5,032	111,107
Axcelis Technologies, Inc. (b)	18,100	190,231
Bookham Technology (b)	1	1
Brooks Automation, Inc. (b)	7,395	123,053
CEVA, Inc. (b)	3,116	25,146
ChipPac, Inc. (b)	9,649	59,148
Cirrus Logic, Inc. (b)	11,347	70,692
COHU, Inc.	3,805	66,588
Conexant Systems, Inc. (b)	78,064	339,578
Credence Systems Corp. (b)	12,162	135,485
Cymer, Inc. (b)	6,597	210,972
Diodes, Inc. (b)	1,900	41,249
DuPont Photomasks, Inc. (b)	2,631	54,409
Entegris, Inc. (b)	11,839	120,166
ESS Technology, Inc. (b)	6,000	64,320
Exar Corp. (b)	8,225	125,514
FEI Co. (b)	4,985	99,600
Genesis Microchip, Inc. (b)	6,287	94,494
Helix Technology Corp.	5,000	88,000
Ixia (b)	2,771	24,745
IXYS Corp. (b)	3,402	29,155
Kopin Corp. (b)	10,177	50,681
LTX Corp. (b)	10,453	114,251
Mattson Technology, Inc. (b)	5,386	52,675
Microsemi Corp. (b)	10,258	111,504
Mindspeed Technologies, Inc. (b)	17,246	88,644
MKS Instruments, Inc. (b)	5,823	111,918
Mykrolis Corp (b)	4,800	69,840
OmniVision Technologies, Inc. (b)	8,553	190,749
ON Semiconductor Corp. (b)	10,408	50,271
Oplink Communications, Inc. (b)	21,881	42,012
Optical Communication Products, Inc. (b)	517	1,132
OSI Systems, Inc. (b)	3,500	79,835
Pericom Semiconductor Corp. (b)	4,100	43,255
Photronics Corp. (b)	4,972	74,033
Pixelworks, Inc. (b)	5,738	102,595
Power Integrations, Inc. (b)	5,611	138,199
Rudolph Technologies, Inc. (b)	2,400	38,568
Semitool, Inc. (b)	3,218	35,366
Semtech Corp. (b)	11,527	242,298
Silicon Image, Inc. (b)	11,981	122,086
Silicon Storage Technology, Inc. (b)	14,684	194,563
Siliconix, Inc. (b)	600	23,226
SIPEX Corp. (b)	4,000	22,480
Skyworks Solutions Co. (b)	27,967	239,398
Superconductor Technologies, Inc. (b)	19,500	27,300
Supertex, Inc. (b)	552	8,396
Three-Five Systems, Inc. (b)	4,600	23,414
Transmeta Corp. (b)	26,200	73,098
TriQuint Semiconductor, Inc. (b)	22,890	125,666
Ultratech Stepper, Inc. (b)	4,100	66,051
Veeco Instruments, Inc. (b)	4,142	94,231
Virage Logic Corp. (b)	1,400	11,046
Vitesse Semiconductor Corp. (b)	38,088	163,017

2004 Semiannual Report 37

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Semiconductors (continued)
White Electronic Designs Corp. (b)	3,200	$23,200
Xicor, Inc. (b)	6,066	88,867

		5,271,029

Services (1.2%)
Alderwoods Group, Inc. (b)	7,485	91,916
APAC Customer Services, Inc. (b)	1,944	5,035
aQuantive, Inc. (b)	9,277	93,234
Arbitron, Inc. (b)	5,343	199,026
Central Parking Corp.	2,877	54,922
Clark, Inc. (b)	3,400	62,424
Coinstar, Inc. (b)	4,638	80,006
Cornell Cos., Inc. (b)	3,100	37,603
CPI Corp.	1,835	28,149
CyberGuard Corp. (b)	2,583	22,214
Digital Generation Systems, Inc. (b)	20,600	26,986
Digital Think, Inc. (b)	11,100	26,862
FTI Consulting, Inc. (b)	7,407	121,845
Geo Group, Inc. (The) (b)	1,800	42,300
Healthcare Services Group, Inc.	3,600	56,520
ICT Group, Inc. (b)	500	5,495
Kroll, Inc. (b)	7,344	217,675
Labor Ready, Inc. (b)	6,794	85,876
Manhattan Associates, Inc. (b)	4,200	112,854
MasTec, Inc. (b)	2,400	17,592
National Healthcare Corp.	700	20,650
NDCHealth Corp.	7,025	160,662
Perini Corp. (b)	2,290	32,289
Perot Systems Corp., Class A (b)	13,800	183,816
Quanta Services, Inc. (b)	11,568	63,277
Rollins, Inc.	2,674	63,508
Secure Computing Corp. (b)	5,550	53,058
Sotheby’s Holdings, Inc. (b)	7,878	102,335
Stewart Enterprises, Inc., Class A (b)	20,864	152,307
Tetra Tech, Inc. (b)	10,139	168,409
URS Corp. (b)	3,653	94,357
Volt Information Sciences, Inc. (b)	805	20,777

		2,503,979

Steel (0.5%)
AK Steel Holding Corp. (b)	18,600	87,420
Allegheny Technologies, Inc.	14,877	152,043
Carpenter Technology Corp.	3,417	93,318
Gibraltar Steel Corp.	2,219	54,587
Maverick Tube Corp. (b)	7,652	173,165
NS Group, Inc. (b)	1,946	25,084
Reliance Steel & Aluminum Co.	5,300	175,006
Ryerson Tull, Inc.	3,176	37,286
Schnitzer Steel Industries, Inc.	3,233	84,931
Steel Dynamics, Inc. (b)	7,579	182,427

		1,065,267

Technology (2.1%)
Andrew Corp. (b)	28,836	488,770
Benchmark Electronics, Inc. (b)	7,395	199,887
Black Box Corp.	2,982	151,933
CommScope, Inc. (b)	10,349	181,211
Concur Technologies, Inc. (b)	4,900	50,715
CTS Corp.	5,637	73,563
Datastream Systems, Inc. (b)	1,408	9,969
Digimarc Corp. (b)	2,697	30,422
Dionex Corp. (b)	3,399	173,451
EMS Technologies, Inc. (b)	2,100	36,981
Excel Technology, Inc. (b)	1,519	51,403
Input/ Output, Inc. (b)	10,481	82,695
Intergraph Corp. (b)	7,680	193,613
Invision Technologies, Inc. (b)	3,483	173,035
KEMET Corp. (b)	15,606	193,202
Kronos, Inc. (b)	5,375	196,080
Kulicke & Soffa Industries, Inc. (b)	9,268	92,031
Lattice Semiconductor Corp. (b)	20,253	144,201
Lionbridge Technologies, Inc. (b)	5,400	48,708
Medis Technologies, Inc. (b)	1,177	14,642
Metrologic Instruments, Inc. (b)	1,100	17,292
Micros Systems, Inc. (b)	3,677	161,310
Monolithic System Technology, Inc. (b)	4,600	34,592
MTC Technologies, Inc. (b)	1,562	40,940
Opsware, Inc. (b)	8,308	60,815
Orbital Sciences Corp. (b)	9,022	116,203
Palatin Technologies, Inc. (b)	11,100	39,405
Plantronics, Inc. (b)	7,399	280,792
Plexus Corp. (b)	7,995	114,968
Progress Software Corp. (b)	5,845	119,823
Sonic Solutions (b)	2,300	41,423
Symmetricom, Inc. (b)	7,900	63,279
Varian Semiconductor Equipment Associates, Inc. (b)	5,189	168,954
Varian, Inc. (b)	5,876	241,151
Westell Technologies, Inc., Class A (b)	6,693	48,979
Wilson Greatbatch Technologies, Inc. (b)	4,212	145,314

		4,281,752

Telecommunications (1.3%)
Aehter Systems, Inc. (b)	4,900	19,208
Align Technology, Inc. (b)	7,627	132,100
Anaren Microwave, Inc. (b)	4,033	59,487
Applied Signal Technology, Inc.	2,230	60,299
Arris Group, Inc. (b)	10,700	63,986
Aspect Communications Corp. (b)	5,177	61,244
Boston Communications Group, Inc. (b)	3,089	33,238
Centennial Communications Corp. (b)	1,100	6,589
Centillium Communications, Inc. (b)	3,204	12,175
Cincinnati Bell, Inc. (b)	34,900	137,855
Commonwealth Telephone Enterprises, Inc. (b)	4,301	179,180
Computer Network Technology Corp. (b)	4,200	27,510

38 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Telecommunications (continued)
Comtech Telecommunications Corp. (b)	2,280	$36,890
Corvis Corp. (b)	67,300	104,988
CT Communications, Inc.	2,500	31,060
D&E Communications, Inc.	1,900	25,916
Ditech Communications Corp. (b)	4,900	70,462
Dobson Communications Corp. (b)	6,200	22,196
Finisar Corp. (b)	21,200	37,524
General Cable Corp. (b)	8,100	62,370
General Communication, Inc. (b)	7,600	67,640
Golden Telecom, Inc.	1,983	56,059
Hickory Tech Corp.	848	9,040
Hungarian Telephone & Cable Corp. (b)	100	970
INET Technologies, Inc. (b)	2,660	26,201
Infonet Services Corp., Class B (b)	4,600	8,510
InfoSpace, Inc. (b)	4,933	161,260
InterVoice-Brite, Inc. (b)	5,969	74,314
KVH Industries, Inc. (b)	3,631	49,977
Lightbridge, Inc. (b)	9,084	57,774
McleodUSA, Inc., Class A (b)	12,500	11,125
Metro One Telecommunications, Inc. (b)	5,008	8,814
Neon Communications, Inc. (b) (d)	125	0
NII Holdings, Inc., Class B (b)	7,851	274,785
North Pittsburgh Systems, Inc.	2,163	38,718
Price Communications Corp. (b)	6,893	109,047
Primus Telecommunications Group, Inc. (b)	13,012	72,477
RCN Corp. (b)	8,000	2,080
Regent Communications, Inc. (b)	5,531	35,232
SBA Communications Corp. (b)	7,800	31,200
Shenandoah Telecommunications Co.	500	13,625
SureWest Communications	2,500	64,375
Talk America Holdings, Inc. (b)	5,638	50,291
Tollgrade Communications, Inc. (b)	2,100	25,578
Triton PCS Holdings, Inc. (b)	2,300	11,523
Warwick Valley Telephone Co.	1,400	35,000
Western Wireless Corp., Class A (b)	11,910	247,966
XO Communications, Inc. (b) (d)	5,400	0
Zhone Technologies, Inc. (b)	4,000	13,520

		2,741,378

Tire & Rubber (0.3%)
Bandag, Inc.	1,987	86,534
Cooper Tire & Rubber Co.	12,953	277,064
Goodyear Tire & Rubber Co. (The) (b)	27,560	240,048

		603,646

Tobacco (0.2%)
DIMON, Inc.	9,245	64,068
Standard Commercial Corp.	1,000	18,500
Star Scientific, Inc. (b)	6,990	19,362
Universal Corp.	5,027	252,557
Vector Group Ltd.	5,591	92,475

		446,962

Transportation Services (1.2%)
Alexander & Baldwin, Inc.	8,173	258,185
Ambassadors International, Inc.	1,400	18,130
Arkansas Best Corp.	5,099	132,523
Covenant Transport, Inc., Class A (b)	2,100	36,981
EGL, Inc. (b)	6,806	126,183
Forward Air Corp. (b)	2,500	83,200
Genesee & Wyoming, Inc., Class A (b)	4,350	100,268
Greenbrier Companies, Inc. (b)	200	3,380
Gulfmark Offshore, Inc. (b)	2,300	34,776
Heartland Express, Inc.	6,497	159,501
Kansas City Southern Industries, Inc. (b)	10,679	147,904
Kirby Corp. (b)	2,811	96,980
Knight Transportation, Inc. (b)	4,063	104,663
Landstar System, Inc. (b)	5,599	251,731
Maritrans, Inc.	300	4,500
Navigant International, Inc. (b)	2,589	48,492
Offshore Logistics, Inc. (b)	2,600	57,070
Old Dominion Freight Line, Inc. (b)	2,131	79,444
Overseas Shipholding Group, Inc.	3,186	104,405
P.A.M. Transportation Services, Inc. (b)	1,800	31,752
Pacer International, Inc. (b)	4,303	80,896
Pegasus Solutions, Inc. (b)	5,235	56,015
Petroleum Helicopters, Inc. (b)	400	9,160
RailAmerica, Inc. (b)	4,667	57,031
SCS Transportation, Inc. (b)	2,798	64,018
Seabulk International, Inc. (b)	600	4,536
U.S. Xpress Enterprises, Inc. (b)	500	7,395
Yellow Roadway Corp. (b)	7,685	261,674

		2,420,793

Utilities (1.4%)
Allegheny Energy, Inc. (b)	24,689	340,214
Black Hills Corp.	6,090	186,293
Central Vermont Public Service Corp.	1,247	25,127
CH Energy Group, Inc.	2,663	123,297
CMS Energy Corp. (b)	27,900	231,849
Empire District Electric Co.	6,073	126,379
FuelCell Energy, Inc. (b)	8,703	143,425
Headwaters, Inc. (b)	6,234	143,320
IDACORP, Inc.	8,115	240,610
Littlelfuse, Inc. (b)	3,918	150,451
MGE Energy, Inc.	2,583	80,383
Otter Tail Co.	4,410	116,248
PNM Resources, Inc.	8,261	241,056
Sierra Pacific Resources (b)	23,340	165,247
Time Warner Telecom, Inc. (b)	7,308	27,770

2004 Semiannual Report 39

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Utilities (continued)
UIL Holdings Corp.	2,728	$123,224
UniSource Energy Corp.	5,861	143,184
Westar Energy, Inc.	13,450	274,515

		2,882,592

Warehousing (0.0%)
Mobile Mini, Inc. (b)	3,104	59,752

Water (0.2%)
American States Water Co.	2,201	50,953
California Water Service Group	3,252	92,746
Connecticut Water Service, Inc.	811	22,100
Ionics, Inc. (b)	3,670	84,667
Middlesex Water Co.	1,116	23,425
Southwest Water Co.	4,060	53,511

		327,402

Wireless Equipment (0.2%)
Powerwave Technologies, Inc. (b)	13,045	88,315
Remec, Inc. (b)	11,137	70,052
SpectraLink Corp.	3,330	41,958
Universal Electronics, Inc. (b)	1,356	19,079
ViaSat, Inc. (b)	4,123	90,623
Wireless Facilities, Inc. (b)	6,287	60,292

		370,319

Total Common Stocks		168,486,168

CS First Boston, 0.94% dated 04/30/04, due 05/03/04, repurchase price $22,371,844 (Fully collateralized by AA Corporate Bonds, Treasury Notes, & U.S. Agency Securities)	$22,370,092	22,370,092
Nomura Securities, 0.94%, dated 04/30/04, due 05/03/04, repurchase price $15,983,379 (Fully collateralized by AA Corporate Bonds)	15,982,127	15,982,127
Total Repurchase Agreements		38,352,219

Total Investments (Cost $183,924,415) (a) — 99.2%		206,838,387
Other assets in excess of liabilities — 0.8%		1,650,189

NET ASSETS — 100.0%		$208,488,576

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Fair Valued Security.

(d)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

At April 30, 2004, the Fund’s open long futures contracts were as follows:

			Market Value	Unrealized
Number of	Long		Covered By	Appreciation
Contracts	Contracts*	Expiration	Contracts	(Depreciation)

142	Russell 2000	06/18/04	$39,749,350	$(1,273,524)

*	Cash pledged as collateral.

See notes to financial statements.

40 Semiannual Report 2004

Gartmore International Index Fund	Class A Shares symbol: GIIAX Class B Shares symbol: GIIBX Institutional Class symbol: GBXIX

How did the Fund perform?

For the semiannual period ended April 30, 2004, the Gartmore International Index Fund returned 11.68% versus 12.58% for its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. For broader comparison, the average return for the Fund’s Lipper peer category of International Funds was 10.46%.

The Fund’s objective is to track closely the return of the benchmark by investing in a statistically selected group of equity securities included in the MSCI EAFE Index. The Fund generally will choose investments in similar market capitalizations and industry weightings as those within the Index. The Fund, however, is not necessarily invested in all the countries or all the companies within a country held by the Index. The Fund’s portfolio generally met its objective of closely tracking the return of its benchmark.

During the semiannual period, markets outside of the United States, like their domestic counterparts, showed some concern about rising oil prices and the slowing of the economic recovery, as well as fears of ongoing terrorist attacks, prompted by the Madrid train bombing in March. International markets, however, benefited from investor enthusiasm about Japan’s economic rebound. Japanese stocks gained momentum during most of the period before slackening a bit at the end. Overall results for Japan, however, were good, helping international markets outperform the U.S. market (as represented by the S&P 500 Index). Regarding individual country performance, 20 of 21 EAFE countries posted positive returns for the period. The top performing country was Austria, followed by Greece and Portugal. The worst performers for the quarter were Finland, Hong Kong, and Australia.

Looking ahead, we anticipate that fears of an impending U.S. interest rate hike are likely to be in the forefront of global investors’ minds. While the Federal Reserve chose to leave rates unchanged at 1.00% during the semiannual period, it has dropped its pledge to be “patient” and is suggesting that borrowing rates will go up at a “measured” pace. Historically, international banks have followed the U.S. lead with regard to interest-rate adjustments. With the U.S. economy gaining momentum, signs of inflation are beginning to emerge. In addition, corporate profitability and free cash flow, the key determinants of investment spending and hiring, are surging. Although oil prices are high and interest rates are expected to rise at some point, we think that any stabilization in either area combined with strong corporate earnings will help stocks to rally. With that thought in mind, we believe that the Fund is well positioned to continue to meet its objective.

Portfolio Manager: Fund Asset Management, L.P. - Subadviser

Average Annual Total Return

(For Periods Ended April 30, 2004)

		6 Month*	1 Yr.	Inception[1]

Class A	w/o SC2	11.68%	38.89%	-5.94%
	w/SC3	5.26%	31.01%	-7.22%

Class B	w/o SC2	11.35%	38.05%	-6.60%
	w/SC4	6.35%	33.05%	-7.02%

Institutional Class[5]		11.89%	39.29%	-5.58%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

*	Not Annualized

[1]	Fund commenced operations on December 29, 1999.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 5.75% front-end sales charge was deducted.

[4]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[5]	Not subject to any sales charges.

Growth of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore International Index Fund, the Morgan Stanley Capital International — Europe, Australasia, and Far East Index (MSCI EAFE)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The MSCI EAFE is an unmanaged index that measures the performance of equity securities of global companies from various industrial sectors whose primary trading markets are located outside the United States.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2004 Semiannual Report 41

Statement of Investments
April 30, 2004 (Unaudited)

Gartmore International Index Fund

Common Stocks (91.2%)

	Shares or
	Principal Amount	Value

AUSTRALIA (4.2%)
Banks (1.5%)
Australia & New Zealand Banking Group Ltd.	130,836	$1,754,675
Commonwealth Bank of Australia	92,814	2,094,696
Macquarie Bank Ltd.	16,306	408,045
National Australia Bank Ltd.	123,303	2,624,287
Suncorp-Metway Ltd.	29,305	283,599
Westpac Banking Corp. Ltd.	147,263	1,857,993

		9,023,295

Beverages (0.0%)
Southcorp Ltd.	9,759	25,161

Brewery (0.1%)
Foster’s Group Ltd.	200,213	707,064

Building & Construction (0.2%)
Boral Ltd.	74,775	324,015
CSR Ltd.	87,698	121,604
James Hardie Industries NV	20,044	96,988
Leighton Holdings Ltd.	7,015	52,436
Rinker Group Ltd.	86,250	443,502

		1,038,545

Casino & Gambling (0.0%)
Aristocrat Leisure Ltd.	43,018	125,513
TAB Ltd.	42,276	141,362

		266,875

Commercial Services (0.1%)
Brambles Industries Ltd.	104,316	418,120
Mayne Nickless Ltd.	42,993	99,048

		517,168

Computer Software/Services (0.0%)
Computershare Ltd.	130	282

Diversified (0.1%)
Orica Ltd.	10,159	108,365
Patrick Corp. Ltd.	24,942	91,867
Wesfarmers Ltd.	22,914	472,956

		673,188

Energy (0.1%)
Australian Gas and Light Co. Ltd.	23,121	194,532
Origin Energy Ltd.	13,265	54,606
Santos Ltd.	15,010	69,703
Woodside Petroleum Ltd.	46,692	557,744

		876,585

Entertainment (0.0%)
TABCORP Holdings Ltd.	23,178	220,789

Food Products (0.1%)
Coles Myer Ltd.	62,699	379,004
Woolworths Ltd.	68,521	583,933

		962,937

Food/Beverage (0.0%)
Coca-Cola Amatil Ltd.	49,411	245,867

Healthcare (0.0%)
Cochlear Ltd.	12,000	172,288

Industrial (0.1%)
BHP Steel Ltd.	52,545	223,134
OneSteel Ltd.	116,163	188,759

		411,893

Insurance (0.2%)
AMP Ltd.	165,633	690,208
Insurance Australia Group Ltd.	92,817	325,778
QBE Insurance Group Ltd.	54,476	458,341

		1,474,327

Investment Company (0.1%)
Macquarie Infrastructure Group	187,227	371,842

Manufacturing (0.0%)
Ansell Ltd.	20,438	111,883

Metals & Mining (0.2%)
Newcrest Mining Ltd.	15,481	127,456
Rio Tinto Ltd.	29,564	694,552
WMC Ltd.	55,006	201,407
WMC Resources Ltd.	123,148	426,011

		1,449,426

Minerals (0.5%)
BHP Billiton Ltd.	307,591	2,547,972
Iluka Resources Ltd.	25,244	71,284

		2,619,256

Multi-Media (0.2%)
News Corp. Ltd.	101,260	933,869
Publishing & Broadcasting Ltd.	25,011	220,007

		1,153,876

Paper Products (0.1%)
Amcor Ltd.	85,038	426,216
Paperlinx Ltd.	35,326	127,562

		553,778

Pharmaceuticals (0.0%)
CSL Ltd.	17,446	277,945

Printing & Publishing (0.0%)
John Fairfax Holdings Ltd.	81,256	196,588

42 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

AUSTRALIA (continued)
Property Trust (0.4%)
Centro Properties Group	56,590	$162,660
Commonwealth Property Office Fund	41,696	34,329
Gandel Retail Trust	159,565	157,876
General Property Trust	184,491	401,051
Investa Property Group	192,571	257,288
Mirvac Group	65,969	200,100
Stockland Trust Group	94,374	352,371
Westfield Trust	112,045	328,531

		1,894,206

Public Thoroughfares (0.0%)
Transurban Group	62,384	204,544

Real Estate (0.1%)
Lend Lease Corp. Ltd.	39,259	302,525
Westfield Holdings Ltd.	25,394	259,871

		562,396

Retail (0.0%)
Harvey Norman Holdings Ltd.	31,561	64,277

Telecommunications (0.1%)
Telstra Corp. Ltd.	193,607	668,354

		26,744,635

AUSTRIA (0.2%)
Airports (0.0%)
Flughafen Wien AG	4	221

Banks (0.2%)
Bank Austria Creditanstalt (b)	2,794	158,590
Ersete Bank Der Oesterreichischen Sparkassen AG	2,512	375,955

		534,545

Building & Construction (0.0%)
Wienerberger AG	6,602	215,661

Energy (0.0%)
OMV AG	756	138,204

Industrial (0.0%)
VA Technologie AG (b)	2,771	139,081

Manufacturing (0.0%)
RHI AG (b)	3,355	72,393

Paper Products (0.0%)
Mayr-Melnhof Karton AG	7	889

Steel (0.0%)
Boehler-Uddeholm AG	1,451	117,548
Voest-Alpine AG	1,108	48,241

		165,789

Telecommunications (0.0%)
Telekom Austria AG	15,937	234,030

Utilities (0.0%)
Oesterrichische Elektrizktaetswirtschafts AG	5	819

		1,501,632

BELGIUM (1.0%)
Banks (0.5%)
Dexia	43,638	717,708
Fortis	83,969	1,827,946
KBC Bankverzekeringsholding	8,977	504,592

		3,050,246

Brewery (0.1%)
Interbrew	12,371	371,633

Chemicals (0.0%)
Solvay SA	3,474	291,096

Diversified (0.0%)
Groupe Bruxelles Lambert SA	3,236	194,734

Electronics (0.0%)
Barco NV	1,038	86,168

Food Products (0.0%)
Colruyt NV	1,039	111,784

Metals (0.0%)
Umicore	3,942	228,193
Umicore-Strip VVPR	106	17

		228,210

Pharmaceuticals (0.1%)
Omega Pharma SA	1,722	70,907
UCB SA	8,516	340,762

		411,669

Photographic Products (0.0%)
AGFA Gevaert NV	12,886	292,877

Real Estate (0.0%)
Cofinimmo	646	90,681

Retail (0.1%)
Delhaize Le Lion SA	6,806	330,427

Telecommunications (0.1%)
Belgacom SA (b)	17,943	544,182
Mobistar SA (b)	1,253	81,110

		625,292

Utilities (0.1%)
Electrabel SA	2,023	664,227

		6,749,044

2004 Semiannual Report 43

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

DENMARK (0.7%)
Banks (0.2%)
Danske Bank AS	43,146	$969,565

Brewery (0.0%)
Carlsberg AG	5,426	267,900

Commercial Services (0.0%)
ISS International Service System AS	4,697	234,555

Electronics (0.0%)
Bang & Olufsen AS	1,592	87,450
Vestas Wind Systems AS (b)	10,632	158,423

		245,873

Food Products (0.0%)
Danisco AS	1,189	56,311

Healthcare (0.0%)
Coloplast AS	1,495	140,883

Insurance (0.0%)
Topdanmark AS (b)	2,500	146,992

Pharmaceuticals (0.3%)
H. Lunbeck AS	799	16,217
Novo Nordisk AS, Class B	24,098	1,145,159
Novozymes AS, Class B	744	30,562

		1,191,938

Security Services (0.0%)
Group 4 Falck AS	10,487	260,156

Telecommunications (0.1%)
GN Store Nord AS (GN Great Nordic)	15,115	117,359
TDC AS	14,334	487,206

		604,565

Transportation (0.1%)
Dampskibsselskabet Svendborg AS	69	434,598

		4,553,336

FINLAND (1.3%)
Computer Software/Services (0.0%)
TietoEnator Oyj	6,512	193,986

Financial Services (0.1%)
Sampo Insurance Co. Oyj	34,160	327,185

Food Products (0.0%)
Kesko Oyj	6,038	111,104

Industrial (0.0%)
Metso Oyj	6,121	75,063

Insurance (0.0%)
Pohjola Group PLC, Class D	3,603	35,849

Machinery & Equipment (0.1%)
KCI Konecranes Oyj	2,453	89,686
Kone Corporation, Class B	5,325	309,593

		399,279

Manufacturing (0.0%)
Amer Group Ltd.	1,163	55,166

Metals (0.0%)
Outokumpu Oyj	2,868	43,732

Oil & Gas (0.1%)
Fortum Oyj	29,619	331,979

Paper Products (0.2%)
Stora Enso Oyj	52,431	707,081
UPM-Kymmene Oyj	46,661	860,279

		1,567,360

Pharmaceuticals (0.0%)
Orion Oyj	2,500	64,283

Telecommunications (0.8%)
Elisa Oyj (b)	5,100	69,695
Nokia Oyj	373,784	5,260,385

		5,330,080

Tire & Rubber (0.0%)
Nokian Renkaat Oyj	1,571	131,808

		8,666,874

FRANCE (8.5%)
Advertising (0.0%)
Publicis Groupe SA	6,730	201,690

Aerospace/Defense (0.1%)
European Aeronautic Defence and Space Co.	19,114	483,462
Thales SA	6,726	249,866
Zodiac SA	4,032	120,931

		854,259

Airlines (0.0%)
Air France	3,819	66,519

Automotive (0.3%)
PSA Peugeot Citroen	16,767	900,857
Renault SA	12,672	945,612
Valeo SA	7,637	314,836

		2,161,305

Banks (1.2%)
Banque Nationale de Paris	61,934	3,719,595
Credit Agricole SA	49,478	1,220,636
Societe BIC SA	107	4,643
Societe Generale (b)	26,275	2,189,053

		7,133,927

44 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

FRANCE (continued)
Building & Construction (0.3%)
Compagnie Francaise d’Etudes et de Construction Technip SA (b)	2,154	$298,492
Lafarge SA	14,557	1,212,789
Vinci SA	7,077	688,865

		2,200,146

Chemicals (0.2%)
L’Air Liquide SA	7,675	1,344,180

Computer Software/Services (0.1%)
Atos Origin SA (b)	2,927	169,648
Business Objects SA (b)	8,597	194,365
Cap Gemini SA (b)	11,445	405,005
Dassault Systems SA	3,845	156,989

		926,007

Cosmetics/Personal Care (0.3%)
L’Oreal SA	24,329	1,834,441

Data/Internet (0.1%)
Wanadoo (b)	42,649	414,117

Electronics & Electrical Equipment (0.3%)
Alstom (b)	111,233	210,678
Schneider Electric SA	15,793	1,063,971
Thomson Multimedia	23,997	463,139

		1,737,788

Energy (1.4%)
TotalFinaElf SA	46,474	8,596,165

Entertainment (0.3%)
Vivendi Universal SA (b)	69,034	1,737,018

Financial Services (0.1%)
Pernod Ricard SA	5,482	691,984

Food Products (0.6%)
Carrefour SA	47,113	2,186,214
Casino Guichard Perrachon SA	2,082	185,313
Groupe Danone	10,184	1,706,689

		4,078,216

Healthcare (0.3%)
Essilor International SA	6,314	369,439
Sanofi-Synthelabo SA	27,777	1,764,777

		2,134,216

Hotels & Lodging (0.1%)
Accor SA	18,951	797,839

Insurance (0.3%)
AXA	102,182	2,152,162

Manufacturing (0.3%)
Compagnie de Saint-Gobain	23,934	1,208,460
Compagnie Generale des Etablissements Michelin	12,701	594,397

		1,802,857

Pharmaceuticals (0.6%)
Aventis SA	54,218	4,130,359

Printing & Publishing (0.1%)
Lagardere S.C.A.	8,480	510,812

Public Thoroughfares (0.0%)
Autoroutes du Sud de la France	2,522	98,044

Real Estate (0.1%)
Gecina SA	1,308	97,527
Klepierre	1,997	123,047
Unibail SA	4,630	437,357

		657,931

Restaurants (0.1%)
Sodexho Alliance SA	12,338	340,322

Retail (0.1%)
Pinault-Printemps-Redoute SA	5,512	568,907

Telecommunications (0.8%)
Alcatel SA (b)	92,864	1,383,717
Bouygues SA	15,982	545,824
France Telecom SA (b)	79,861	1,927,113
LVMH Moet Louis Vuitton Hennessy SA	16,605	1,170,429
Sagem SA	515	56,179

		5,083,262

Television (0.1%)
Societe Television Francaise 1	13,257	409,533

Utilities (0.3%)
Suez SA	67,450	1,351,908
Veolia Environnement	14,359	381,953

		1,733,861

		54,397,867

GERMANY (6.2%)
Airlines (0.1%)
Lufthansa AG	23,798	381,418

Apparel (0.1%)
Adidas AG	4,710	544,850
Puma AG	1,744	403,971

		948,821

2004 Semiannual Report 45

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

GERMANY (continued)
Automotive (0.8%)
DaimlerChrysler AG	62,948	$2,814,618
Deutsche Post AG	30,331	669,011
Porsche AG	876	545,005
Volkswagen AG	20,169	887,801

		4,916,435

Banks (1.0%)
Bayerische Vereins AG (b)	59,371	1,029,845
Commerzbank AG	48,340	834,445
Deutsche Bank AG	41,574	3,413,824
Hypo Real Estate Holding AG (b)	10,577	287,817

		5,565,931

Chemicals (0.6%)
BASF AG	44,221	2,278,367
Bayer AG	55,920	1,514,971
Henkel KGaA	3,366	291,327

		4,084,665

Computer Software/Services (0.4%)
Sap AG	16,153	2,470,772

Construction Materials & Supplies (0.0%)
HeidelbergCement AG (b)	1,051	47,750

Electronics & Electrical Equipment (0.0%)
Epcos AG (b)	2,353	49,221

Financial Services (0.1%)
Deutsche Boerse AG	10,783	591,370
MLP AG (b)	2,663	39,712

		631,082

Healthcare (0.0%)
Fresenius Medical Care AG	1,499	104,222

Hotels & Lodging (0.0%)
Preussag AG	13,755	288,554

Industrial (0.8%)
Linde AG	4,284	233,663
MAN AG	10,823	396,358
Siemens AG	60,827	4,367,691

		4,997,712

Insurance (0.5%)
Allianz AG (b)	20,912	2,213,528
Muenchener Rueckversicherungs- Gesellschaft AG	12,212	1,318,987

		3,532,515

Manufacturing (0.1%)
Continental AG	13,305	574,975

Metals & Mining (0.1%)
Thyssen Krupp AG	22,995	399,145

Personal Care (0.0%)
Beiersdorf AG	12	1,309

Pharmaceuticals (0.2%)
Altana AG	7,532	479,439
Merck KGaA	3,055	163,333
Schering AG	16,555	867,241

		1,510,013

Retail (0.1%)
Douglas Holding AG	2,243	60,794
Karstadt AG	2,845	60,706
Metro AG	12,531	557,299

		678,799

Semiconductors (0.1%)
Infineon Technologies AG (b)	55,791	710,929

Telecommunications (0.5%)
Deutsche Telecom AG (b)	188,486	3,235,571

Utilities (0.7%)
E.On AG	47,546	3,151,867
RWE AG	35,228	1,530,822

		4,682,689

		39,812,528

GREECE (0.4%)
Banks (0.3%)
Alpha Bank A.E.	15,851	494,036
Commercial Bank of Greece SA (b)	2,765	74,511
Eurobank	16,797	357,202
National Bank of Greece SA	17,065	507,735
Piraeus Bank SA	2,963	34,951

		1,468,435

Beverages (0.0%)
Hellenic Bottling Co. SA	1,143	30,308

Building & Construction (0.0%)
Hellenic Technodomiki Tev SA	9,989	51,011
Technical Olympic SA	12,569	56,049

		107,060

Casino & Gambling (0.0%)
Greek Organization of Football Prognostics	12,197	232,769

Electric Utility (0.0%)
Public Power Corp.	9,959	252,616

Retail (0.0%)
Hellenic Duty Free Shops SA	5,509	108,436

46 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

GREECE (continued)
Telecommunications (0.1%)
Cosmote Mobile Telecommunications SA	16,139	$259,245
Hellenic Telecommunication Organization SA	19,094	277,871
Intracom SA	2,323	13,367

		550,483

Tobacco (0.0%)
Papastratos Cigarette Co.	5,006	108,137

		2,858,244

HONG KONG (1.3%)
Airlines (0.0%)
Cathay Pacific Airways Ltd.	89,000	161,459

Banks (0.2%)
Bank of East Asia Ltd.	67,200	196,436
BOC Hong Kong Holdings Ltd.	305,600	521,101
Hang Seng Bank Ltd.	46,100	585,130

		1,302,667

Broadcasting & Television (0.0%)
I-Cable Communications Ltd.	2,100	808
Television Broadcasts Ltd.	14,000	65,335

		66,143

Distribution (0.1%)
Esprit Asia Holdings Ltd.	44,000	180,517
Li & Fung Ltd.	126,000	196,275

		376,792

Diversified Operations (0.1%)
Swire Pacific Ltd.	66,500	434,819
The Wharf (Holdings) Ltd.	48,000	131,696

		566,515

Electronics & Electrical Equipment (0.1%)
Hongkong Electric Holdings Ltd.	132,500	582,675
Johnson Electric Holdings Ltd.	48,500	42,905

		625,580

Financial Services (0.0%)
Hong Kong Exchanges & Clearing Ltd.	138,000	276,007

Industrial (0.2%)
Hutchison Whampoa Ltd.	172,000	1,157,722

Manufacturing (0.0%)
Yue Yuen Industrial Holdings Ltd.	33,000	89,060

Printing & Publishing (0.0%)
South China Morning Post Ltd.	4,000	1,692

Real Estate (0.4%)
Cheung Kong Holdings Ltd.	133,000	1,018,840
Henderson Land Development Co. Ltd.	27,000	121,157
Hopewell Holdings Ltd.	71,581	126,647
New World Developments Co.	280,531	224,790
Sino Land Co. Ltd.	296,000	179,312
Sun Hung Kai Properties Ltd.	101,000	867,586

		2,538,332

Retail (0.0%)
Giordano International Ltd.	110,000	63,111

Telecommunications (0.0%)
PCCW Ltd. (b)	368,400	252,691

Transportation (0.0%)
MTR Corp. Ltd.	15,214	23,114

Utilities (0.2%)
CLP Holdings Ltd.	116,000	617,196
Hong Kong & China Gas Co. Ltd.	205,100	352,360

		969,556

		8,470,441

IRELAND (0.7%)
Airlines (0.0%)
Ryanair Holdings PLC (b)	3,804	21,888

Banks (0.4%)
Allied Irish Banks PLC	78,736	1,135,450
Bank of Ireland	82,483	999,642

		2,135,092

Building & Construction (0.2%)
CRH PLC	43,838	930,150

Consumer Products (0.0%)
Waterford Wedgewood PLC	215	59

Diversified (0.0%)
DCC PLC	36	548

Financial Services (0.0%)
Irish Life & Permanent PLC	12,959	200,707

Food Products (0.0%)
Greencore Group PLC	40,796	147,202
Kerry Group PLC	1,784	34,217

		181,419

Pharmaceuticals (0.1%)
Elan Corp. PLC (b)	27,811	640,098

Retail (0.0%)
Grafton Group PLC (b)	40,643	300,607

		4,410,568

2004 Semiannual Report 47

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

ITALY (3.5%)
Aerospace/Defense (0.1%)
Finmeccanica SpA	580,350	$443,158

Apparel (0.0%)
Benetton Group SpA	876	10,270

Automotive (0.1%)
Fiat SpA (b)	54,587	384,110

Banks (1.0%)
Banc Monte Dei Paschi Di Seina SpA	39,881	124,299
Banca Antonveneta SpA (b)	20,767	398,311
Banca di Roma SpA (b)	125,570	347,718
Banca Nazionale del Lavoro (BNC) (b)	181,246	406,293
Banche Popolari Unite Scrl (b)	16,340	277,948
Banco Popolare di Verona e Novara Scrl	20,369	338,913
FinecoGroup SpA (b)	1,818	9,829
IntesaBci SpA	302,725	1,001,581
IntesaBci SpA — RNC	21,287	53,333
Mediobanca SpA	23,467	272,028
San Paolo IMI SpA	80,383	937,575
UniCredito Italiano SpA	358,839	1,673,316

		5,841,144

Broadcasting & Television (0.1%)
Mediaset SpA	54,703	600,013

Chemicals (0.0%)
Snia SpA	23,032	8,228

Energy (0.6%)
Eni SpA	195,420	3,973,046

Financial Services (0.1%)
Banca Fideuram SpA	36,968	210,941
Mediolanum SpA	29,397	190,999

		401,940

Gas-Transportation (0.1%)
Snam Rete Gas SpA	102,696	455,495

Insurance (0.4%)
Alleanza Assicurazioni SpA	28,651	317,008
Assicurazioni Generali SpA	74,839	1,973,692
Riunione Adriatica di Sicurta SpA	24,937	456,769

		2,747,469

Medical Products (0.0%)
Luxottica Group SA	3,692	60,633
Sorin SpA (b)	34,548	97,117

		157,750

Multi-Media (0.0%)
Seat Pagine Gialle SpA	165,904	73,386
Telecom Italia Media SpA (b)	308,068	134,793

		208,179

Pharmaceuticals (0.0%)
Banca Popolare de Milano (b)	44,753	264,483

Printing & Publishing (0.0%)
Gruppo Editorale L’Espresso SA	5,450	32,143

Public Thoroughfares (0.1%)
Autostrade SpA (b)	23,420	432,351

Restaurants (0.0%)
Autogrill SpA (b)	50	713

Retail (0.0%)
Bulgari SpA	8,716	82,855

Telecommunications (0.7%)
Telecom Italia Mobile SpA (b)	297,946	1,700,096
Telecom Italia SpA (b)	574,318	1,841,642
Telecom Italia SpA RNC (b)	417,268	972,889
Tiscali SpA (b)	28,960	150,319

		4,664,946

Tire & Rubber (0.0%)
Pirelli & C. SpA	191,381	193,170

Utilities (0.2%)
Enel SpA	181,032	1,443,131

		22,344,594

JAPAN (20.8%)
Advertising (0.0%)
Dentsu, Inc.	48	134,403

Agriculture (0.1%)
Ajinomoto Co., Inc.	56,000	655,122

Airline Services (0.1%)
All Nippon Airways Co. Ltd.	48,000	145,712
Japan Airlines System Corp. (b)	22,000	65,588
Yamato Transport Co. Ltd.	40,000	607,856

		819,156

Apparel (0.1%)
Fast Retailing Co. Ltd.	2,900	225,998
Gunze Ltd.	25,000	120,973
World Co. Ltd.	100	3,371

		350,342

Audio/Video Products (0.0%)
Yamaha Corp.	17,000	318,880

48 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Automotive (2.1%)
Denso Corp.	33,400	$703,684
Honda Motor Co. Ltd.	65,600	2,633,392
NGK Spark Plug Co.	3,000	27,756
Nissan Motor Co.	186,900	2,081,465
Sanden Corp.	14,000	95,655
Toyoda Gosei Co. Ltd.	2,000	54,732
Toyota Industries Corp.	6,000	130,488
Toyota Motor Co. Ltd.	211,300	7,639,773
USS Co. Ltd.	300	25,364
Yamaha Motor Co. Ltd.	14,000	200,190

		13,592,499

Banks (1.9%)
77th Bank Ltd. (The)	4,000	24,068
Bank of Fukuoka Ltd. (The)	74,000	389,597
Bank of Yokohama Ltd. (The)	97,000	530,026
Chiba Bank	60,000	326,220
Daiwa Bank Holdings, Inc. (b)	414,000	836,591
Joyo Bank	24,000	93,299
Mitsubishi Tokyo Financial Group, Inc.	330	2,936,522
Mitsui Trust Holdings, Inc.	30,000	212,315
Mizuho Financial Group, Inc.	492	2,327,253
Shizuoka Bank Ltd. (The)	30,000	256,083
Sumitomo Mitsui Financial Group, Inc.	311	2,350,360
Suruga Bank Ltd. (The)	6,000	44,529
UFJ Holdings, Inc.	274	1,695,818

		12,022,681

Beverages (0.0%)
Ito En Ltd.	1,100	46,948
Takara Shuzo Co. Ltd.	3,000	24,847
Yakult Honsha Co. Ltd.	7,000	101,808

		173,603

Brewery (0.2%)
Asahi Breweries Ltd.	42,000	471,932
Kirin Brewery Co. Ltd.	40,000	396,538
Sapporo Holdings Ltd.	47,000	164,397

		1,032,867

Broadcasting & Television (0.0%)
Fuji Television Network, Inc.	102	264,347

Building & Construction (0.8%)
Asahi Glass Co. Ltd.	67,000	709,129
Daikin Industries Ltd.	13,000	304,517
Daiwa House Industry Co. Ltd.	45,000	503,602
Kajima Corp.	87,000	304,309
Keio Teito Electric Railway Co. Ltd.	43,000	240,805
Komatsu Ltd.	70,000	398,985
Matsushita Electric Works Ltd.	37,284	337,855
Nippon Sheet Glass Co. Ltd.	42,000	146,527
Nippon Yusen Kabushiki Kaisha	87,000	353,976
Nishimatsu Construction Co. Ltd.	25,000	88,125
Obayashi Corp.	26,000	125,812
Sekisui House Ltd.	52,000	551,312
Shimizu Corp.	18,000	76,009
Taiheiyo Cement Corp.	73,000	188,528
Taisei Construction Corp.	86,000	301,590
Tostem Inax Holding Corp.	14,000	266,413

		4,897,494

Chemicals (0.9%)
Asahi Kasei Corp.	73,000	398,885
Hitachi Chemical Co. Ltd.	2,000	36,609
Ishihara Sangyo Kaisha Ltd.	57,000	126,030
Kaneka Corp.	40,000	369,353
Kuraray Co.	36,000	270,110
Mitsubishi Chemical Corp.	85,000	231,072
Mitsubishi Gas Chemical Co. Ltd.	1,000	3,752
Mitsui Chemicals, Inc.	46,000	242,182
Nippon Kayaku Co. Ltd.	20,000	107,471
Nippon Shokubai Co. Ltd.	16,000	114,829
Nissan Chemical Industries Ltd.	16,000	119,904
Nitto Denko Corp.	14,410	800,447
Sekisui Chemical Co. Ltd.	14,000	99,080
Shin-Etsu Chemical Co. Ltd.	32,100	1,297,323
Showa Denko K.K.	92,000	209,252
Sumitomo Bakelite Co. Ltd.	22,000	144,135
Sumitomo Chemical Co. Ltd.	62,000	286,530
Toray Industries, Inc.	105,000	480,495
Tosoh Corp.	31,000	108,994
Ube Industries Ltd.	109,000	184,704

		5,631,157

Commercial Services (0.2%)
NTT Data Corp.	74	289,683
Secom Co.	19,000	814,372
TIS, Inc.	1,000	37,968

		1,142,023

Computer Hardware (0.5%)
Fujitsu Ltd.	120,000	834,036
NEC Corp.	144,000	1,131,330
Toshiba Corp.	205,000	941,824

		2,907,190

2004 Semiannual Report 49

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Computer Software/Services (0.4%)
Capcom Co. Ltd.	2,000	$21,041
CSK Corp.	7,200	313,171
Hitachi Software Engineering Co. Ltd.	500	12,347
Konami Co. Ltd.	7,300	187,205
Meitec Corp.	3,100	109,275
Net One Systems Co. Ltd.	59	251,280
Nomura Research Institute Ltd.	2,300	237,805
Oracle Corp.	900	50,646
Softbank Corp.	19,600	888,043
Trend Micro, Inc.	5,000	191,654

		2,262,467

Consumer Products (0.0%)
Bandai Co. Ltd.	2,300	55,752
Onward Kashiyama Co. Ltd.	2,000	30,483

		86,235

Containers (0.0%)
Toyo Seikan Kaisha Ltd.	12,000	216,719

Cosmetics & Toiletries (0.1%)
Kanebo Ltd. (b)	109,000	150,134
Uni-Charm Corp.	5,000	236,509

		386,643

Electric Utilities (0.0%)
Alps Electric Co. Ltd.	16,000	230,529

Electrical & Electronic (0.1%)
Stanley Electric Co. Ltd.	18,000	340,084

Electronics & Electrical Equipment (3.3%)
Anritsu Corp.	16,000	116,424
Canon, Inc.	64,000	3,357,890
Casio Computer Co. Ltd.	19,000	219,174
Dainippon Screen Mfg. Co. Ltd.	5,000	34,117
Fujikura Ltd.	38,000	205,917
Furukawa Electric Co. Ltd.	59,000	227,756
Hirose Electric Co. Ltd.	1,400	160,482
Hitachi Ltd.	210,000	1,474,786
Hoya Corp.	7,100	768,194
Keyence Corp.	1,980	475,466
Kyocera Corp.	11,900	984,523
Mabuchi Motor Co. Ltd.	1,000	68,959
Matsushita Electric Industrial Co. Ltd.	154,902	2,275,349
Mitsumi Electric Co. Ltd.	4,000	43,279
Murata Manufacturing Co.	16,200	1,062,825
NGK Insulators Ltd.	20,000	150,061
Nidec Corp.	1,800	194,264
Nintendo Co.	8,200	774,265
Omron Corp.	15,000	365,638
Pioneer Electronic Corp.	15,200	433,873
Ricoh Co. Ltd.	57,000	1,136,333
Sanyo Electric Co.	129,000	584,477
Sharp Corp.	74,000	1,334,421
Sony Corp.	73,200	2,832,350
Sumitomo Electric Industries Ltd.	30,000	277,287
Taiyo Yuden Co. Ltd.	14,000	234,063
TDK Corp.	10,500	749,762
Ushio, Inc.	3,000	56,001
Yokogawa Electric Co. Ltd.	20,000	271,669

		20,869,605

Energy (0.1%)
Nippon Oil Co. Ltd.	125,000	688,686
Teikoko Oil Co. Ltd.	35,000	179,512
TonenGeneral Sekiyu K.K.	9,000	75,928

		944,126

Engineering (0.0%)
COMSYS Holdings Corp.	14,000	100,349
Mitsui Engineering & Shipbuilding Co. Ltd.	77,000	137,456

		237,805

Entertainment (0.0%)
Namco Ltd.	100	2,691
Sankyo Co. Ltd.	900	33,601
Toho Co. Ltd.	2,400	36,580

		72,872

Financial Services (1.1%)
Acom Co. Ltd.	6,800	484,328
Aiful Corp.	2,550	258,801
Credit Saison Co.	15,100	441,965
Daiwa Securities Ltd.	112,000	842,372
Itochu Techno-Science Corp.	400	15,369
JAFCO Co. Ltd.	1,000	81,555
Nikko Securities Co. Ltd.	87,000	495,093
Nomura Securities Co.	142,000	2,305,868
Orix Corp.	7,400	784,559
Promise Co. Ltd.	5,550	367,133
Sumitomo Trust & Banking Co. Ltd.	90,000	541,525
Takefuji Corp.	6,080	386,215

		7,004,783

Food Products (0.2%)
Ariake Japan Co. Ltd.	2,970	81,547
Japan Tobacco, Inc.	73	583,444
Kikkoman Corp.	21,000	167,079
Meiji Seika Kaisha Ltd.	6,000	24,901
Nippon Meat Packers, Inc.	7,000	83,476
Nisshin Seifun Group, Inc.	16,000	147,451
Nissin Food Products Co. Ltd.	1,400	34,951
Q.P. Corp.	7,000	59,626
Snow Brand Milk Products Co. Ltd. (b)	22,500	72,788

		1,255,263

50 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Healthcare (0.1%)
Terumo Corp.	16,300	$345,630

Holding Companies — Diversified (0.1%)
JFE Holdings, Inc.	32,900	737,869

Household Products (0.3%)
Kao Corp.	49,000	1,169,996
Shiseido Co. Ltd.	34,000	418,087
Toto Ltd.	36,000	384,940

		1,973,023

Import/Export (0.4%)
Itochu Corp.	86,000	363,935
Marubenii Corp.	136,000	342,603
Mitsubishi Corp.	91,000	867,491
Mitsui & Co. Ltd.	80,000	659,689
Sumitomo Corp.	51,000	391,437

		2,625,155

Industrial (0.6%)
Ebara Corp.	26,000	129,346
Fanuc Co. Ltd.	9,300	569,689
JGC Corp.	21,000	186,108
Kawasaki Heavy Industries Ltd.	156,000	238,902
Kubota Corp.	50,000	217,027
Minebea Co. Ltd.	52,000	253,980
Mitsubishi Heavy Industries Ltd.	203,000	559,213
Nippon Steel Corp.	494,000	1,034,064
SMC Corp.	4,800	550,224
THK Co. Ltd.	12,600	243,768

		3,982,321

Insurance (0.6%)
Millea Holdings, Inc.	117	1,664,537
Mitsui Sumito Insurance Co.	100,000	941,507
T&D Holdings, Inc (b)	15,000	598,070
Yasuda Fire & Marine Insurance Co. Ltd.	72,000	649,178

		3,853,292

Manufacturing (0.2%)
Amada Co. Ltd.	34,000	191,328
Amano Corp.	13,000	99,542
Ishikawajima-Harima Heavy Industries Co. Ltd. (b)	138,000	206,334
JSR Corp.	12,000	252,821
Koyo Seiko Co. Ltd.	13,000	135,943
NTN Corp.	21,000	89,819
Sumitomo Heavy Industries Ltd. (b)	68,000	178,080

		1,153,867

Metals & Mining (0.2%)
Dowa Mining Co. Ltd.	5,000	27,683
Mitsubishi Material Corp.	128,000	252,857
Mitsui Mining & Smelting Co. Ltd.	69,000	290,744
Nippon Minings Holdings, Inc.	27,500	115,627
NSK Ltd.	27,000	124,290
Sumitomo Metal & Mining Corp.	53,000	322,260
Sumitomo Metal Industries Ltd.	314,000	378,432

		1,511,893

Multi-Media (0.0%)
Tokyo Broadcasting System, Inc.	3,000	59,807

Office Equipment & Supplies (0.0%)
Seiko Epson Corp.	6,700	262,888

Paper Products (0.1%)
Nippon Unipac Holding	49	243,768
Oji Paper Ltd.	78,000	486,992

		730,760

Pharmaceuticals (1.0%)
Chugai Pharmaceutical Ltd.	12,800	193,702
Daiichi Pharmaceuticals Co.	19,700	345,248
Eisai Co.	13,000	332,201
Fujisawa Pharmaceutical Co.	26,000	604,322
Kaken Pharmaceutical Co. Ltd.	13,000	72,330
Kyowa Hakko Kogyo Co. Ltd.	9,000	59,861
Sankyo Co.	28,800	533,696
Shionogi & Co.	20,000	314,802
Suzuken Co. Ltd.	1,100	33,691
Taisho Pharmacuetical Co. Ltd.	7,000	136,695
Takeda Chemical Industries Ltd.	71,000	2,863,034
Yamanouchi Pharmaceutical Co. Ltd.	28,000	933,714

		6,423,296

Photographic Products (0.4%)
Fuji Photo Film Ltd.	41,000	1,318,925
Konica Corp.	40,000	553,849
Nikon Corp.	28,000	327,561
Olympus Optical Co. Ltd.	23,000	446,015

		2,646,350

Printing & Publishing (0.2%)
Dai Nippon Printing Co. Ltd.	47,000	712,954
Toppan Printing Co. Ltd.	55,000	646,414

		1,359,368

2004 Semiannual Report 51

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

JAPAN (continued)
Railroads (0.5%)
Central Japan Railway Co.	54	$441,376
East Japan Railway Co.	299	1,528,122
Keihin Electric Express Railway Co. Ltd.	10,000	60,532
Kinki Nippon Railway Co. Ltd.	74,000	265,543
Tobu Railway Co. Ltd.	28,000	120,013
West Japan Railway Co.	172	668,642

		3,084,228

Real Estate (0.4%)
Daito Trust Construction Co. Ltd.	3,400	115,228
Japan Real Estate Investment Corp.	19	131,367
Mitsubishi Estate Co.	88,000	1,040,641
Mitsui Fudosan Co. Ltd.	64,000	704,635
Nippon Building Fund, Inc.	20	146,618
Sumitomo Realty & Development Co. Ltd.	37,000	415,414

		2,553,903

Resorts/Theme Parks (0.0%)
Oriental Land Co. Ltd.	2,800	181,668

Restaurants (0.0%)
Skylark Co. Ltd.	1,000	19,619

Retail (0.9%)
Aeon Co. Ltd.	17,000	745,594
Citizen Watch Co. Ltd.	33,000	332,826
Daimaru, Inc. (The)	6,000	52,250
FamilyMart Co. Ltd.	2,100	60,324
Isetan Co. Ltd.	21,000	290,010
Ito Yokado Co.	31,000	1,289,383
Lawson, Inc.	3,700	138,807
Marui Co.	35,000	549,318
Matsumotokiyoshi Co. Ltd.	5,900	178,569
Mitsukoshi Ltd.	21,000	111,703
Seven — Eleven Japan Co. Ltd.	30,000	1,019,437
Shimachu Co. Ltd.	4,000	106,928
Shimamura Co. Ltd.	600	49,477
Takashimaya Co.	31,000	373,893
Tokyo Style Co.	5,000	52,648
Uny Co. Ltd.	5,000	58,538
Yamada Denki Co. Ltd.	9,200	315,962

		5,725,667

Schools (0.0%)
Benesse Corp.	1,300	35,812

Semiconductors (0.3%)
Advantest Corp.	5,900	448,561
Rohm Co.	7,800	973,277
Tokyo Electron Ltd.	13,600	828,164

		2,250,002

Telecommunications (0.8%)
Nippon Telegraph & Telephone Corp.	394	2,070,772
NTT Docomo, Inc.	1,300	2,579,856
Oki Electric Industry Co. Ltd. (b)	54,000	221,666

		4,872,294

Textile Products (0.1%)
Mitsubishi Rayon Co. Ltd.	9,000	31,562
Nisshinbo Industries, Inc.	15,000	97,458
Teijin Ltd.	97,000	291,822
Toyobo Co. Ltd.	41,000	88,052

		508,894

Tire & Rubber (0.1%)
Bridgestone Corp.	47,000	795,578

Toys (0.0%)
Sega Corp. (b)	5,900	61,804

Transportation (0.3%)
Kamigumi Co. Ltd.	12,000	83,186
Kawasaki Kisen Kaisha Ltd.	60,000	257,170
Mitsui O.S.K. Lines Ltd.	61,000	266,984
Nippon Express Co. Ltd.	75,000	438,358
Seino Transportation Co. Ltd.	18,000	177,953
Tokyo Corp.	83,000	414,417

		1,638,068

Utilities (1.0%)
Chubu Electric Power Co., Inc.	43,400	904,535
Kansai Electric Power, Inc.	53,800	941,396
Kyushu Electric Power Co., Inc.	24,500	421,820
Mitsubishi Electric Co.	115,000	581,487
Osaka Gas Co. Ltd.	175,000	485,252
Tohoku Electric Power Co. Ltd.	25,000	401,658
Tokyo Electric Power Co. Ltd.	98,800	2,117,368
Tokyo Gas Ltd.	240,000	889,493

		6,743,009

		133,984,960

LUXEMBOURG (0.1%)
Steel (0.1%)
Arcelor	29,263	486,195

NETHERLANDS (4.6%)
Banks (0.4%)
ABN Amro Holding NV	119,306	2,594,349

Biotechnology (0.0%)
Qiagen NV (b)	4,818	58,045

Business Services (0.0%)
Vedior NV	2,365	34,361

52 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

NETHERLANDS (continued)
Chemicals (0.2%)
Akzo Nobel NV	18,785	$684,563
DSM NV	7,329	351,250

		1,035,813

Diversified (0.1%)
Hagemeyer NV (b)	83,404	179,965
IHC Caland NV	3,691	173,842

		353,807

Electronics & Electrical Equipment (0.5%)
Koninklijke Ahold NV (b)	94,319	730,400
Philips Electronics NV	101,636	2,768,118

		3,498,518

Energy (1.2%)
Royal Dutch Petroleum Co.	160,460	7,803,699

Financial Services (0.5%)
Euronext NV	12,456	362,391
ING Groep NV	128,929	2,763,420

		3,125,811

Food Products (0.6%)
Heineken NV	12,311	519,475
Koninklijke Numico NV (b)	9,376	259,632
Unilever NV CVA	45,921	3,024,878

		3,803,985

Insurance (0.2%)
Aegon NV	114,137	1,494,094

Printing & Publishing (0.3%)
Elsevier NV	63,427	891,109
Oce NV	22	371
VNU NV	23,270	651,067
Wolters Kluwer CVA	24,135	406,492

		1,949,039

Real Estate (0.0%)
Corio NV	1,854	74,564
Rodamco Europe NV	1,647	95,479
Wereldhave NV	1,655	126,972

		297,015

Retail (0.0%)
Vendex NV	1,603	28,862

Semiconductors (0.3%)
ASML Holding NV (b)	42,016	668,870
STMicroelectronics NV (b)	48,101	1,060,387

		1,729,257

Telecommunications (0.2%)
KPN NV	162,492	1,170,672

Transportation (0.1%)
TPG NV	27,537	593,850

		29,571,177

NEW ZEALAND (0.2%)
Airports (0.0%)
Auckland International Airport Ltd.	8,490	36,058

Building & Construction (0.0%)
Fletcher Building Ltd.	12,985	36,874

Entertainment (0.0%)
Sky City Entertainment Group Ltd.	49,604	136,520

Financial Services (0.0%)
Tower Ltd. (b)	43,365	46,383

Healthcare (0.0%)
Fisher & Paykel Industries Ltd.	23,366	190,002

Household Products (0.0%)
Fisher & Paykel Appliances Holdings Ltd.	35,484	105,427

Paper Products (0.0%)
Carter Holt Harvey Ltd.	466	612

Telecommunications (0.2%)
Telecom Corp. of New Zealand Ltd.	168,435	596,316

		1,148,192

NORWAY (0.5%)
Banks (0.1%)
DnB Holding ASA	64,332	407,933

Building & Construction (0.0%)
Aker Kvaerner ASA (b)	770	11,898

Chemicals (0.0%)
Yara International ASA (b)	32,401	229,072

Food Products (0.1%)
Orkla ASA	13,951	337,587

Industrial (0.2%)
Norsk Hydro ASA	14,281	838,952
Tomra Systems ASA	8,330	33,514

		872,466

Insurance (0.0%)
Storebrand ASA	17,400	108,559

Oil & Gas (0.0%)
Statoil ASA	23,377	292,210

Paper Products (0.0%)
Norske Skogsindustrier ASA	6,834	124,525

2004 Semiannual Report 53

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

NORWAY (continued)
Shipping (0.0%)
Frontline Ltd.	5,249	$136,580

Telecommunications (0.1%)
Tandberg ASA	19,305	174,475
Telenor ASA	65,397	429,940

		604,415

		3,125,245

PORTUGAL (0.3%)
Automotive (0.0%)
Brisa-Auto Estradas SA	20,131	137,070

Banks (0.0%)
Banco Commercial Portuguese SA	130,722	304,004
Banco Espirito Santo SA	385	6,461

		310,465

Building Products (0.0%)
CIMPOR-Cimentos de Portugal SGPS SA	7,400	38,943

Financial Services (0.0%)
BPI SGPS SA (b)	35,288	134,519

Food Products (0.0%)
Jeronimo Martins SGPS SA (b)	17	183

Industrial (0.0%)
Sonae SGPS SA	128,687	141,923

Telecommunications (0.2%)
Portugal Telecom SA	76,771	832,864
PT Multimedia-Servicos de Telecomunicacoes e Multimedia	2,703	61,435

		894,299

Utilities (0.1%)
Electricidade de Portugal SA	169,758	463,974

		2,121,376

SINGAPORE (0.8%)
Aerospace/Defense (0.0%)
Singapore Tech Engineering Ltd.	39,000	43,322

Airlines (0.0%)
Singapore Airlines Ltd.	23,000	145,993

Banks (0.4%)
Development Bank of Singapore Ltd.	78,000	655,558
Oversea-Chinese Banking Corp. Ltd.	60,000	426,695
United Overseas Bank Ltd.	100,000	805,197

		1,887,450

Beverages (0.0%)
Fraser & Neave Ltd.	5,400	42,211

Diversified (0.0%)
Haw Par Corporation Ltd.	17,226	47,179
Keppel Corp.	23,000	96,653

		143,832

Finance (0.0%)
Singapore Exchange Ltd.	53,000	50,774

Financial Services (0.0%)
Creative Technology Ltd.	4,500	47,077

Healthcare (0.0%)
Parkway Holdings Ltd.	233,000	162,961

Manufacturing (0.0%)
Venture Manufacturing Ltd.	22,000	246,966

Printing & Publishing (0.1%)
Singapore Press Holdings Ltd.	42,000	518,381

Real Estate (0.0%)
Capitaland Ltd.	1,000	946
City Developments Ltd.	68,000	243,792

		244,738

Semiconductors (0.0%)
Chartered Semiconductor Manufacturing Ltd. (b)	149,000	131,358
ST Assembly Test Services Ltd. (b)	119,000	107,009

		238,367

Shipping (0.1%)
Neptune Orient Lines Ltd.	159,000	182,227
Singapore Post Ltd.	358,000	174,639

		356,866

Telecommunications (0.2%)
Datacraft Asia Ltd. (b)	78,000	88,920
Singapore Telecommunications Ltd.	428,000	588,628

		677,548

Transportation (0.0%)
ComfortDelgro Corp. Ltd.	170,520	123,271

		4,929,757

SPAIN (3.3%)
Airline Services (0.0%)
Iberia Lineas Aereas de Espana SA	26,972	89,562

Banks (1.3%)
Banco Bilbao Vizcaya Argentaria SA	257,005	3,392,013
Banco Popular Espanol SA	15,542	857,584
Banco Santander Central Hispanoamericano SA	315,428	3,387,950

		7,637,547

Broadcasting & Television (0.0%)
Antena 3 Television SA (b)	2,597	131,998

54 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

SPAIN (continued)
Building & Construction (0.1%)
Acciona SA	1,580	$97,637
ACS, Actividades de Construccion y Servicios SA	9,550	463,991
Fomento De Construcciones Y Contrates SA	3,386	120,267
Grupo Ferrovial SA	2,083	83,075

		764,970

Computer Software/Services (0.0%)
Indra Sistemas SA	13,985	181,392

Energy (0.3%)
Repsol SA	76,650	1,614,406

Food Products (0.1%)
Altadis SA	26,942	761,557

Hotels & Lodging (0.0%)
NH Hoteles SA (b)	5,728	60,219

Insurance (0.0%)
Corporacion Mapfre SA	14,664	175,785

Metals & Mining (0.1%)
Acerinox SA	6,762	348,718

Pharmaceuticals (0.0%)
Zeltia SA	2,221	14,776

Railroads (0.0%)
Autopistas, Concesionaria Espanola SA	9,364	156,366

Real Estate (0.0%)
Vallehermoso SA	7,621	119,038

Retail (0.1%)
Industria de Diseno Textil SA	17,201	374,041

Telecommunications (0.8%)
Telefonica SA	354,137	5,268,317

Travel (0.0%)
Amadeus Global Travel Distribution SA	29,094	171,592

Utilities (0.5%)
Endesa SA	76,520	1,402,526
Gas Natural SA	10,860	266,487
Iberdrola SA	65,561	1,292,827
Union Electrica Fenosa SA	20,568	427,287

		3,389,127

		21,259,411

SWEDEN (2.2%)
Airlines (0.0%)
SAS AB (b)	18,668	164,945

Automotive (0.1%)
Volvo AB, Class A	3,854	127,131
Volvo AB, Class B	16,683	571,062

		698,193

Banks (0.5%)
Nordea AB	186,833	1,259,502
Skandiaviska Enskilda Banken AB	47,207	685,910
Svenska Handelsbanken AB	51,955	1,003,130

		2,948,542

Building & Construction (0.1%)
Assa Abloy AB	32,843	399,820
Skanska AB	15,034	121,028

		520,848

Commercial Services (0.1%)
Securitas AB	32,598	469,377

Computer Software/Services (0.0%)
WM-data AB, Class B	29,093	64,740

Household Products (0.1%)
Electrolux AB, Series B	23,346	461,453

Industrial (0.2%)
Atlas Copco AB, Class A	11,608	407,221
Atlas Copco AB, Class B	1,766	57,099
Sandvik AB	21,894	712,179
Trelleborg AB, Class B	2,922	52,592

		1,229,091

Insurance (0.1%)
Skandia Forsakrings AB	91,024	357,450

Medical Instruments (0.0%)
Getinge AB, B Shares	26,004	299,544

Metals (0.1%)
S.K.F. AB	10,055	344,843

Paper Products (0.1%)
Billerud	12,628	200,839
Svenska Cellusoa	14,924	585,087

		785,926

Printing & Publishing (0.0%)
Eniro AB	9,210	74,746

Real Estate (0.0%)
Castellum AB	3,900	84,489
Drott AB (b)	3,580	46,628

		131,117

Retail (0.1%)
Hennes & Mauritz AB	39,184	959,154

2004 Semiannual Report 55

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

SWEDEN (continued)
Telecommunications (0.6%)
Ericsson SA (b)	1,207,544	$3,271,983
Tele2 AB (b)	6,419	291,565
Telia AB	101,063	415,394

		3,978,942

Television (0.0%)
Modern Times Group AB, Class B (b)	719	12,141

Tobacco (0.1%)
Swedish Match AB	38,346	386,499

		13,887,551

SWITZERLAND (6.0%)
Aerospace/Defense (0.0%)
Unaxis Holdings AG	161	18,253

Banks (0.6%)
Credit Suisse Group	100,622	3,546,526

Building & Construction (0.1%)
Geberit AG	225	136,742
Holcim Ltd.	12,987	670,585

		807,327

Chemicals (0.3%)
Ciba Specialty Chemicals AG (b)	7,598	527,395
Clariant AG	26,399	334,925
Lonza Group AG	5,253	253,615
Syngenta AG	10,557	844,739

		1,960,674

Commercial Services (0.1%)
Adecco SA (b)	12,442	556,080
SGS Societe Generale de Surveillance Holdings SA	160	83,912

		639,992

Computers (0.0%)
Logitech International SA (b)	3,884	168,498

Electronics & Electrical Equipment (0.1%)
ABB Ltd. (b)	123,524	695,454

Food Products (1.3%)
Nestle SA	33,633	8,508,117

Insurance (0.6%)
Swiss Re	28,158	1,852,443
Zurich Financial Services AG	10,898	1,723,037

		3,575,480

Manufacturing (0.0%)
Sulzer AG (b)	87	22,545

Medical Products (0.0%)
Nobel Biocare Holding AG (b)	832	112,720
Nobel Biocare Holding AG (b)	538	72,924

		185,644

Metals (0.0%)
Sythes-Stratec, Inc.	201	218,424

Pharmaceuticals (2.6%)
Givaudan	482	239,773
Novartis AG	198,478	8,847,777
Roche Holding AG-Bearer	1,612	237,461
Roche Holding AG-Genusscheine	58,956	6,183,878
Serono SA	728	436,261

		15,945,150

Retail (0.2%)
Compagnie Finacnce Richemont AG	42,562	1,094,742
Swatch Group AG	372	10,013
Swatch Group AG, Class B	3,064	407,045

		1,511,800

Telecommunications (0.1%)
Kudelski SA (b)	1,165	35,266
Swisscom AG	2,238	694,737

		730,003

		38,533,887

UNITED KINGDOM (24.4%)
Advertising (0.2%)
Aegis Group PLC	82,273	131,674
WPP Group PLC	103,228	1,017,811

		1,149,485

Aerospace/Defense (0.3%)
British Aerospace PLC	272,266	1,012,722
Cobham PLC	2,262	53,591
Rolls-Royce Group PLC	136,456	560,194

		1,626,507

Airlines (0.2%)
BAA PLC	89,865	828,684
British Airways PLC (b)	60,246	301,815

		1,130,499

Automotive (0.1%)
GKN PLC	87,527	355,445

56 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
Banks (5.4%)
Barclays PLC	502,433	$4,530,686
HBOS PLC	294,084	3,809,662
HSBC Holdings PLC	829,974	11,892,430
HSBC Holdings PLC ADR	5,600	403,760
MAN Group PLC	25,735	770,356
Royal Bank of Scotland Group PLC	217,328	6,524,804
UBS AG	97,201	6,908,122

		34,839,820

Brewery (0.2%)
SABMiller PLC	61,511	667,573
Scottish & Newcastle PLC	69,397	505,491

		1,173,064

Building & Construction (0.3%)
Berkeley Group PLC	1,941	33,732
BICC Group PLC	11,057	49,314
BPB PLC	23,213	149,634
George Wimpey PLC	35,976	261,732
Hanson PLC	76,032	579,775
Persimmon PLC	32,237	375,019
Pilkington PLC	17,134	25,219
RMC Group PLC	32,961	343,987
Taylor Woodrow PLC	65,632	328,216

		2,146,628

Chemicals (0.2%)
BOC Group PLC	43,214	694,684
Imperial Chemical Industries PLC	77,127	299,875

		994,559

Commercial Services (0.2%)
Brambles Industries PLC	25,696	95,693
Capita Group PLC	73,163	402,206
Rentokil Initial PLC	179,129	597,198

		1,095,097

Computer Software/Services (0.2%)
Hays PLC	131,404	274,970
Logica PLC	76,557	294,605
Mysis PLC	52,839	194,432
Sage Group PLC (The)	82,647	253,186

		1,017,193

Consumer Products (0.2%)
Reckitt Benckiser PLC	47,878	1,244,700

Diversified (0.1%)
General Electric Co. (b)	18,907	567,298
Serco Group PLC	6,016	22,937
Tompkins PLC	32,907	157,852

		748,087

Electronics & Electrical Equipment (0.3%)
Electrocomponents PLC	19,130	120,940
National Grid Group PLC	230,570	1,748,991

		1,869,931

Energy (3.4%)
BG PLC	301,990	1,744,503
BP Amoco PLC	1,734,552	14,995,356
BP PLC ADR	100	5,290
Shell Transportation & Trading Co. PLC	745,114	5,140,048

		21,885,197

Engineering (0.0%)
AMEC PLC	10,663	57,200
Barratt Developments PLC	24,113	263,621

		320,821

Entertainment (0.5%)
British Sky Broadcasting Group PLC	89,985	1,062,771
Carnival PLC	11,119	498,271
EMI Group PLC	81,383	372,347
Enterprise Inns PLC	16,668	180,305
Hilton Group PLC	151,736	668,667
Rank Group PLC	72,915	411,186
William Hill PLC	36,252	344,581

		3,538,128

Financial Services (0.7%)
3I Group PLC	36,551	390,851
Amvescap PLC	67,673	446,130
Cattles PLC	4,275	26,306
Close Brothers Group PLC	3,033	44,051
Lloyds TSB Group PLC	461,495	3,449,525
Provident Financial PLC	15,445	197,204

		4,554,067

Food Products (1.6%)
Cadbury Schweppes PLC	180,924	1,438,976
Diageo PLC	238,128	3,194,583
J Sainsbury PLC	141,061	696,670
Tate & Lyle PLC	49,899	269,005
Tesco PLC	574,037	2,532,199
Unilever PLC	204,459	1,928,913

		10,060,346

Healthcare (1.1%)
AstraZeneca Group PLC	132,014	6,173,407
Celltech Group PLC (b)	12,568	93,663
Kidde PLC	68,417	135,887
Smith & Nephew PLC	83,441	847,130

		7,250,087

Hotels & Motels (0.1%)
InterContinental Hotels Group PLC	73,126	683,404

2004 Semiannual Report 57

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore International Index Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
Import/Export (0.1%)
Wolseley PLC	39,561	$579,836

Industrial (0.2%)
BBA Group PLC	9,340	42,070
FKI PLC	23,601	47,503
IMI PLC	16,482	109,241
Invensys PLC (b)	740,443	256,048
Smiths Industries PLC	55,788	691,038

		1,145,900

Insurance (0.7%)
CGNU PLC	186,136	1,818,766
Friends Provident PLC	98,470	246,217
Legal & General Group PLC	596,106	988,394
Prudential PLC	148,987	1,170,434
Royal & Sun Alliance Insurance Group PLC	211,428	300,886

		4,524,697

Investment Company (0.0%)
Schroders PLC	82	920

Medical Products (0.1%)
Alliance Unichem PLC	31,882	337,249
SSL International PLC	5,503	32,009

		369,258

Metals & Mining (0.6%)
BHP Billiton PLC	182,335	1,456,665
Corus Group PLC (b)	356,100	233,651
Johnson Matthey PLC	22,956	363,328
Rio Tinto PLC	84,990	1,864,372

		3,918,016

Paper Products (0.1%)
Bunzl PLC	51,345	429,086
Rexam PLC	51,411	416,418

		845,504

Pharmaceuticals (1.5%)
Glaxosmithkline PLC	464,607	9,615,047

Printing & Publishing (0.6%)
Daily Mail & General Trust	10,871	129,260
EMAP PLC	14,817	227,154
Pearson PLC	74,520	869,548
Reed International PLC	115,878	1,078,835
Reuters Group PLC	113,796	752,715
United Business Media PLC	34,593	282,190
Yell Group PLC	70,934	399,386

		3,739,088

Railroads (0.0%)
FirstGroup PLC	26,904	128,102

Real Estate (0.3%)
British Land Co. PLC	45,643	525,712
Canary Wharf Group PLC (b)	60,120	312,379
Great Portland Estates PLC	11,394	52,534
Hammerson PLC	11,889	140,732
Land Securities Group PLC	43,605	847,504
Liberty International PLC	8,749	114,579
Slough Estates PLC	22,263	173,910

		2,167,350

Restaurants (0.3%)
Compass Group PLC	178,435	1,123,320
Mitchells & Butlers PLC	65,817	295,293
Whitbread PLC	19,290	254,849

		1,673,462

Retail (0.8%)
Boots Group PLC	74,469	806,885
Dixons Group PLC	172,096	473,802
Great Universal Stores PLC	70,875	981,610
Kesa Electricals PLC	44,762	223,848
Kingfisher PLC	158,883	798,072
Marks & Spencer PLC	203,272	995,806
MFI Furniture Group PLC	85,920	238,834
Next PLC	22,695	561,435
Signet Group PLC	180,350	370,196

		5,450,488

Security Services (0.0%)
Securicor PLC	75,144	162,573

Semiconductors (0.0%)
Arm Holdings PLC	120,542	249,034

Telecommunications (2.4%)
BT Group PLC	711,643	2,252,658
Cable & Wireless PLC (b)	188,171	412,111
Vodafone Group PLC	5,354,094	13,007,726

		15,672,495

Television (0.1%)
ITV PLC	327,392	717,018
ITV PLC Convertible Shares (b)	9,614	13,298

		730,316

Tobacco (0.5%)
British American Tobacco PLC	115,496	1,751,168
Imperial Tobacco Group PLC	63,707	1,411,057

		3,162,225

58 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
Transportation (0.1%)
Associated British Ports Holdings PLC	11,139	$87,112
Exel PLC	33,993	427,999
Peninsular & Oriental Steam Navigation Co.	29,591	113,478
Stagecoach Group PLC	85,328	124,458

		753,047

Utilities (0.7%)
Centrica PLC	305,215	1,182,639
International Power PLC (b)	129,234	321,994
Scottish & Southern Energy PLC	57,579	696,886
Scottish Power PLC	165,749	1,126,491
Severn Trent PLC	28,630	397,537
United Utilities PLC	58,549	559,114
United Utilities PLC, A Shares	18,660	113,170

		4,397,831

Water/Sewer (0.0%)
Kelda Group PLC	32,956	271,174

		157,239,428

Total Common Stocks		586,796,942

Preferred Stocks (0.3%)
AUSTRALIA (0.3%)
Multi-Media (0.3%)
News Corp. Ltd.	193,448	1,655,542

GERMANY (0.0%)
Automotive (0.0%)
Volkswagen AG	4,065	121,822

Television (0.0%)
ProSiebenSat.1 Media AG	1,857	36,241

Utilities (0.0%)
RWE AG	23	866

		158,929

Total Preferred Stocks		1,814,471

Repurchase Agreements (5.9%)
CS First Boston, 0.94%, dated 04/30/04, due 05/03/04, repurchase price $22,266,695 (Fully collateralized by AA Rated Corporate Bonds, Treasury Notes, & U.S. Agency Securities)	$22,264,951	22,264,951

Nomura Securities, 0.94%, dated 04/30/04, due 05/03/04, repurchase price $15,908,255 (Fully collateralized by AA Rated Corporate Bonds)	15,907,009	15,907,009

Total Repurchase Agreements		38,171,960

Rights (0.0%)
SWEDEN (0.0%)
Household Products (0.0%)
Electroloux AB, Series B, Expires 05/27/04 (b)	23,346	7,487

Printing & Publishing (0.0%)
Eniro AB, Expires 05/06/04 (b)	9,210	1,519

UNITED KINGDOM (0.0%)
Utilities (0.0%)
United Utilities PLC, Expires 06/30/05 (b) (d)	33,588	0

Total Rights		9,006

U.S. Government Obligations (0.2%)
US Treasury Bill (0.2%)
0.95%, 07/22/04 (c)	1,500,000	1,496,867

Total U.S. Government Obligations		1,496,867

2004 Semiannual Report 59

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore International Index Fund (Continued)

Warrants (0.0%)

	Shares or
	Principal Amount	Value

UNITED KINGDOM (continued)
HONG KONG (0.0%)
Real Estate (0.0%)
Hopewell Holdings Ltd., Expires 08/05/06 (b)	7,158	$1,000

Total Warrants		1,000

Total Investments (Cost $547,651,767) — 97.6%		628,290,246
Other assets in excess of liabilities — 2.4%		15,407,950

NET ASSETS — 100.0%		$643,698,196

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

(c)	Pledged as collateral for futures.

(d)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

ADR      American Depositary Receipt

At April 30, 2004, the Fund’s forward currency contracts were as follows:

				Unrealized
	Delivery	Contract	Market	Appreciation/
Currency	Date	Value	Value	(Depreciation)

Short
Australia Dollar	05/20/04	$943,869	$918,323	$25,546
Euro	05/21/04	47,786	47,920	(134)
Japanese Yen	05/21/04	46,018	45,340	678
Singapore Dollar	05/03/04	49,847	49,960	(113)
Swedish Krone	05/21/04	39,007	39,251	(244)

Total Short Contracts		$1,126,527	$1,100,794	$25,733

Long
Australia Dollar	05/21/04	$208,400	$208,845	$445
Australia Dollar	05/21/04	3,193,481	3,100,396	(93,085)
British Pound	05/21/04	1,334,545	1,336,073	1,528
British Pound	05/21/04	9,574,091	9,432,147	(141,944)
Danish Kroner	05/03/04	14,438	14,497	59
Euro	05/21/04	12,718,045	12,794,647	76,602
Euro	05/21/04	2,220,758	2,216,301	(4,457)
Hong Kong Dollar	05/03/04	38,467	38,466	(1)
Japanese Yen	05/21/04	11,020,554	10,782,819	(237,735)
New Zealand Dollar	05/03/04	15,543	15,631	88
Norwegian Krone	05/03/04	8,753	8,746	(7)
Swedish Krone	05/21/04	1,034,549	1,040,155	5,606
Swiss Franc	05/21/04	3,025,956	3,040,572	14,616
Swiss Franc	05/21/04	565,195	563,355	(1,840)

Total Long Contracts		$44,972,775	$44,592,650	$(380,125)

At April 30, 2004, the Fund’s open long futures contracts were as follows:

	Number			Market Value	Unrealized
	of	Long		Covered By	Appreciation
	Contracts	Contracts	Expiration	Contract	(Depreciation)

Australia	64	S&P 200 Index	06/18/04	$3,917,213	$(58,903)
Europe	1	IBEX 35 Index	05/21/04	96,595	(2,255)
Europe	536	DJ Euro Stoxx 50	06/18/04	17,656,731	(282,751)
Europe	1	DAX Index	06/18/04	119,216	(1,847)
Europe	6	Milan MIB 30 Ind	06/21/04	995,442	23,329
Hong Kong	33	Hang Seng Index	05/31/04	2,497,276	(60,503)
Japan	122	Topix Index	06/14/04	13,067,283	(38,415)
Sweden	148	OMX Index	05/28/04	1,322,700	(57,815)
United Kingdom	166	FTSE 100 Index	06/18/04	13,230,745	32,505

				$53,903,201	$(446,655)

See notes to financial statements.

60 Semiannual Report 2004

Gartmore Bond Index Fund	Class A Shares symbol: GBIAX Class B Shares symbol: GBIBX Institutional Class symbol: GBXIX

How did the Fund perform?

For the semiannual period ended April 30, 2004, the Gartmore Bond Index Fund returned 0.95% versus 1.25% for its benchmark, the Lehman Brothers U.S. Aggregate Bond Index. For broader comparison, the average return for the Fund’s Lipper peer category of Intermediate Investment Grade Debt Funds was 1.17%.

The objective of this Fund is to match the performance of the Index by investing in a selection of bonds that are included in, or correlated to, the Index. The Fund does not necessarily invest in all of the bonds in the Index, nor in the same exact weightings. In addition, the Fund may invest in some bonds that are not held in the Index. In general, this Fund is designed to satisfy part of the core portion of a diversified investment plan. Overall, the portfolio met its objective of closely tracking the return of its benchmark.

During the semiannual period, the Federal Reserve held interest rates steady at 1.00%, despite fears that rates would rise. Fixed-income performance trailed stock performance 1.25% versus 6.27%, respectively, using the S&P 500 Index, as investor sentiment remained somewhat positive toward stocks, given the recent release of upbeat economic data. Within the bond area, all three major market sectors of the Index posted positive returns during the semiannual period. Government bonds, which account for about 35% of the benchmark, returned just 0.84% due to investors’ concerns about the potential for rising interest rates. The credit sector, which accounts for about 25% of the benchmark, returned 1.59%, and the securitized sector (primarily mortgage-backed securities), which accounts for about 40% of the Index, returned 1.37%. While the securitized sector was negatively affected by falling rates during much of the period, it benefited when rates rose in April. This rise in rates calmed investors’ fears that prepayments would accelerate and expose the sector to reinvestment risk.

In the months ahead, as the direction of interest rates becomes clearer, we continue to expect the Fund to perform in line with its benchmark. Key indicators such as unemployment, oil prices and inflation are likely to affect bond performance. While observers expect stocks to gain momentum, no one can predict the future. As was evident from 2000 through 2003, bond investors were rewarded for maintaining their allocation to fixed-income securities. Since markets historically have moved in cycles, we expect this pattern to continue over the long term.

Portfolio Manager: Fund Asset Management, L.P. - Subadviser

Average Annual Total Return

(For Periods Ended April 30, 2004)

		6 Month*	1 Yr.	5 Yr.	Inception[1]

Class A	w/o SC2	0.95%	1.08%	5.96%	6.82%
	w/SC3	-4.85%	-4.73%	4.72%	5.93%

Class B4	w/o SC2	0.65%	0.47%	5.64%	6.59%
	w/SC5	-4.31%	-4.41%	5.31%	6.59%

Institutional Class[6]		1.06%	1.48%	6.37%	7.10%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

*	Not Annualized

[1]	These returns until the creation of Class A and Institutional shares (12/29/99) include the performance of the Master Aggregate Bond Index Series (the “Series”), which began operations on April 3, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund’s shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.

[2]	These returns do not reflect the effects of sales charges (SC).

[3]	A 5.75% front-end sales charge was deducted.

[4]	These returns until the creation of Class B shares (10/12/01) include performance based on the Series for the period through December 28, 1999 and the Fund’s Class A shares for the period from December 29, 1999 to October 11, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.

[5]	A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

[6]	Not subject to any sales charges.

Growth of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class A shares of the Gartmore Bond Index Fund, the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The LB Aggregate Bond is an unmanaged index comprised of U.S. government securities and corporate debt securities and is generally representative of the bond market as a whole.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

2004 Semiannual Report 61

Statement of Investments
April 30, 2004 (Unaudited)

Gartmore Bond Index Fund

U.S. Government and Agency Long-Term Obligations (70.0%)

	Principal
	Amount	Value

Federal Home Loan Mortgage Corporation (36.6%)
7.18%, 06/27/06	$55,000	$60,335
5.50%, 07/15/06	13,640,000	14,475,709
4.88%, 03/15/07	8,600,000	9,036,287
5.13%, 07/15/12	7,345,000	7,494,126
4.88%, 11/15/13	8,345,000	8,268,835
6.75%, 09/15/29	945,000	1,063,065
6.25%, 07/15/32	2,110,000	2,240,835
Gold, Pool #E00394, 7.50%, 09/01/10	266,582	284,465
Gold, Pool #M80898, 4.50%, 02/01/11	1,583,340	1,597,512
Gold, Pool #G10940, 6.50%, 11/01/11	98,996	105,037
Gold, Pool #E00507, 7.50%, 09/01/12	17,240	18,396
Gold, Pool #G10749, 6.00%, 10/01/12	431,867	452,291
Gold, Pool #E69050, 6.00%, 02/01/13	249,899	261,675
Gold, Pool #E72896, 7.00%, 10/01/13	115,301	122,863
Gold, Pool #G11001, 6.50%, 03/01/15	214,294	226,936
Gold, Pool #G11003, 7.50%, 04/01/15	17,054	18,199
Gold, Pool #G11164, 7.00%, 05/01/15	56,577	60,275
Gold, Pool #E81396, 7.00%, 10/01/15	9,956	10,607
Gold, Pool #E81394, 7.50%, 10/01/15	79,328	84,664
Gold, Pool #E84097, 6.50%, 12/01/15	37,177	39,364
Gold, Pool #E82132, 7.00%, 01/01/16	22,823	24,316
Gold, Pool #E00938, 7.00%, 01/01/16	139,285	148,392
Gold, Pool #E82815, 6.00%, 03/01/16	86,699	90,601
Gold, Pool #E83231, 6.00%, 04/01/16	34,324	35,862
Gold, Pool #E83233, 6.00%, 04/01/16	96,376	100,693
Gold, Pool #E83046, 7.00%, 04/01/16	23,147	24,661
Gold, Pool #E83636, 6.00%, 05/01/16	200,758	209,750
Gold, Pool #E83355, 6.00%, 05/01/16	105,900	110,643
Gold, Pool #E00975, 6.00%, 05/01/16	393,090	410,697
Gold, Pool #G11122, 6.50%, 05/01/16	79,477	84,151
Gold, Pool #E83933, 6.50%, 05/01/16	9,483	10,036
Gold, Pool #E00985, 6.00%, 06/01/16	201,552	210,580
Gold, Pool #E84236, 6.50%, 06/01/16	53,852	56,996
Gold, Pool #E00987, 6.50%, 06/01/16	174,908	185,119
Gold, Pool #E00996, 6.50%, 07/01/16	22,556	23,873
Gold, Pool #E85137, 6.50%, 08/01/16	87,199	92,289
Gold, Pool #E84912, 6.50%, 08/01/16	61,078	64,644
Gold, Pool #E85387, 6.00%, 09/01/16	292,626	305,733
Gold, Pool #E85800, 6.50%, 10/01/16	59,647	63,129
Gold, Pool #E86183, 6.00%, 11/01/16	27,755	28,998
Gold, Pool #E01083, 7.00%, 11/01/16	39,251	41,823
Gold, Pool #G11207, 7.00%, 11/01/16	126,419	134,686
Gold, Pool #E86533, 6.00%, 12/01/16	62,598	65,402
Gold, Pool #E87584, 6.00%, 01/01/17	70,740	73,908
Gold, Pool #E01095, 6.00%, 01/01/17	79,613	83,178
Gold, Pool #E87446, 6.50%, 01/01/17	37,750	39,961
Gold, Pool #E87291, 6.50%, 01/01/17	149,440	158,163
Gold, Pool #E86995, 6.50%, 01/01/17	139,645	147,796
Gold, Pool #E88076, 6.00%, 02/01/17	51,078	53,359
Gold, Pool #E01127, 6.50%, 02/01/17	124,358	131,617
Gold, Pool #E88106, 6.50%, 02/01/17	257,475	272,555
Gold, Pool #E88055, 6.50%, 02/01/17	366,329	387,784
Gold, Pool #E88134, 6.00%, 03/01/17	20,650	21,572
Gold, Pool #E88768, 6.00%, 03/01/17	214,454	224,060
Gold, Pool #E01137, 6.00%, 03/01/17	110,472	115,406
Gold, Pool #E88474, 6.00%, 03/01/17	120,090	125,453
Gold, Pool #E01138, 6.50%, 03/01/17	62,590	66,256
Gold, Pool #E89151, 6.00%, 04/01/17	168,675	176,208
Gold, Pool #E89217, 6.00%, 04/01/17	59,815	62,487
Gold, Pool #E89347, 6.00%, 04/01/17	23,891	24,958
Gold, Pool #E01139, 6.00%, 04/01/17	497,204	519,409
Gold, Pool #E88729, 6.00%, 04/01/17	108,011	112,835
Gold, Pool #E89496, 6.00%, 04/01/17	116,482	121,684
Gold, Pool #E89149, 6.00%, 04/01/17	152,611	159,427
Gold, Pool #E89222, 6.00%, 04/01/17	395,752	413,426
Gold, Pool #E89203, 6.50%, 04/01/17	60,465	64,007
Gold, Pool #E89788, 6.00%, 05/01/17	64,030	66,889
Gold, Pool #E01140, 6.00%, 05/01/17	430,921	450,166
Gold, Pool #E89530, 6.00%, 05/01/17	321,185	335,529
Gold, Pool #E89909, 6.00%, 05/01/17	118,822	124,129
Gold, Pool #E89924, 6.50%, 05/01/17	350,000	370,498
Gold, Pool #E01156, 6.50%, 05/01/17	182,228	192,900
Gold, Pool #E90313, 6.00%, 06/01/17	52,624	54,974
Gold, Pool #E90227, 6.00%, 06/01/17	72,725	75,973
Gold, Pool #E90195, 6.00%, 06/01/17	1,000,000	1,044,660
Gold, Pool #E01157, 6.00%, 06/01/17	304,918	318,535
Gold, Pool #E90194, 6.00%, 06/01/17	113,269	118,327
Gold, Pool #E90591, 5.50%, 07/01/17	405,446	416,322
Gold, Pool #E90667, 6.00%, 07/01/17	71,531	74,726
Gold, Pool #E90594, 6.00%, 07/01/17	264,449	276,259
Gold, Pool #E01205, 6.50%, 08/01/17	132,062	139,796
Gold, Pool #G11458, 6.00%, 09/01/17	290,906	304,386
Gold, Pool #E93476, 5.00%, 01/01/18	663,619	669,281
Gold, Pool #G11434, 6.50%, 01/01/18	222,198	235,169
Gold, Pool #E01311, 5.50%, 02/01/18	8,421,226	8,647,131
Gold, Pool #E01344, 4.50%, 04/01/18	412,418	406,856
Gold, Pool #E98207, 5.00%, 04/01/18	171,105	172,457
Gold, Pool #E96459, 5.00%, 05/01/18	278,697	280,900
Gold, Pool #E99869, 5.00%, 06/01/18	325,389	328,165
Gold, Pool #E97366, 5.00%, 07/01/18	1,355,044	1,365,756
Gold, Pool #E97702, 5.00%, 07/01/18	2,219,703	2,237,250
Gold, Pool #E98258, 5.00%, 07/01/18	764,770	770,816
Gold, Pool #E97335, 5.00%, 07/01/18	6,180,221	6,229,077
Gold, Pool #E99498, 5.00%, 09/01/18	413,539	416,808
Gold, Pool #E99579, 5.00%, 09/01/18	437,486	440,944
Gold, Pool #E99673, 5.00%, 10/01/18	273,096	275,255
Gold, Pool #E99675, 5.00%, 10/01/18	2,706,898	2,728,297
Gold, Pool #E01488, 5.00%, 10/01/18	466,529	470,217
Gold, Pool #B10650, 5.00%, 11/01/18	799,835	806,158
Gold, Pool #G11480, 5.00%, 11/01/18	2,500,078	2,519,841
Gold, Pool #B11186, 4.50%, 12/01/18	16,475,527	16,253,336
Gold, Pool #E01538, 5.00%, 12/01/18	3,081,054	3,105,411
Gold, Pool #B13147, 5.00%, 01/01/19	1,800,001	1,814,231
Gold, Pool #C00351, 8.00%, 07/01/24	11,848	12,933

62 Semiannual Report 2004

U.S. Government and Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Federal Home Loan Mortgage Corporation (continued)
Gold, Pool #D60780, 8.00%, 06/01/25	$20,322	$22,145
Gold, Pool #D64617, 8.00%, 10/01/25	187,333	204,691
Gold, Pool #D82854, 7.00%, 10/01/27	50,177	53,080
Gold, Pool #C00566, 7.50%, 12/01/27	59,623	64,197
Gold, Pool #C16221, 7.00%, 10/01/28	1,385	1,465
Gold, Pool #C00676, 6.50%, 11/01/28	299,739	312,509
Gold, Pool #C18271, 7.00%, 11/01/28	57,010	60,277
Gold, Pool #C00678, 7.00%, 11/01/28	76,606	80,996
Gold, Pool #C42949, 6.00%, 02/01/29	2,210,221	2,265,184
Gold, Pool #C24416, 8.50%, 02/01/29	17,199	18,602
Gold, Pool #C00836, 7.00%, 07/01/29	37,890	40,047
Gold, Pool #C30265, 6.50%, 08/01/29	93,628	97,560
Gold, Pool #C31282, 7.00%, 09/01/29	13,290	14,047
Gold, Pool #C31285, 7.00%, 09/01/29	94,972	100,379
Gold, Pool #C32914, 8.00%, 11/01/29	69,236	74,860
Gold, Pool #C37436, 8.00%, 01/01/30	53,213	57,536
Gold, Pool #C36429, 7.00%, 02/01/30	50,515	53,347
Gold, Pool #C36306, 7.00%, 02/01/30	33,838	35,735
Gold, Pool #C00921, 7.50%, 02/01/30	49,479	53,150
Gold, Pool #G01108, 7.00%, 04/01/30	33,676	35,593
Gold, Pool #C37703, 7.50%, 04/01/30	34,029	36,554
Gold, Pool #G01133, 6.50%, 07/01/30	243,490	253,864
Gold, Pool #C41561, 8.00%, 08/01/30	19,068	20,603
Gold, Pool #C01051, 8.00%, 09/01/30	116,908	126,316
Gold, Pool #C43550, 7.00%, 10/01/30	79,326	83,772
Gold, Pool #C44017, 7.50%, 10/01/30	22,397	24,059
Gold, Pool #C43967, 8.00%, 10/01/30	119,072	128,654
Gold, Pool #C44978, 7.00%, 11/01/30	49,411	52,181
Gold, Pool #C44535, 7.50%, 11/01/30	38,344	41,189
Gold, Pool #C44957, 8.00%, 11/01/30	44,870	48,481
Gold, Pool #C55715, 7.00%, 12/01/30	12,694	13,406
Gold, Pool #C01106, 7.00%, 12/01/30	621,345	656,175
Gold, Pool #C01103, 7.50%, 12/01/30	45,786	49,183
Gold, Pool #C01116, 7.50%, 01/01/31	47,053	50,544
Gold, Pool #C46932, 7.50%, 01/01/31	105,841	113,693
Gold, Pool #C47143, 8.00%, 01/01/31	353,714	382,176
Gold, Pool #C47287, 7.50%, 02/01/31	51,273	55,076
Gold, Pool #C48851, 7.00%, 03/01/31	109,817	115,968
Gold, Pool #G01217, 7.00%, 03/01/31	472,219	498,689
Gold, Pool #C48938, 7.50%, 03/01/31	304,732	327,339
Gold, Pool #C48206, 7.50%, 03/01/31	34,134	36,667
Gold, Pool #C52685, 6.50%, 05/01/31	200,756	209,072
Gold, Pool #C01172, 6.50%, 05/01/31	257,316	267,974
Gold, Pool #C52136, 7.00%, 05/01/31	113,859	120,236
Gold, Pool #C53589, 6.50%, 06/01/31	509,261	530,354
Gold, Pool #C53324, 7.00%, 06/01/31	136,219	143,849
Gold, Pool #C01209, 8.00%, 06/01/31	37,140	40,129
Gold, Pool #C54792, 7.00%, 07/01/31	490,947	518,446
Gold, Pool #C55071, 7.50%, 07/01/31	47,464	50,987
Gold, Pool #G01309, 7.00%, 08/01/31	132,333	139,746
Gold, Pool #C56769, 8.00%, 08/01/31	44,401	47,958
Gold, Pool #C01220, 6.50%, 09/01/31	59,284	61,739
Gold, Pool #C58215, 6.50%, 09/01/31	17,649	18,380
Gold, Pool #C58362, 6.50%, 09/01/31	140,686	146,513
Gold, Pool #C01222, 7.00%, 09/01/31	87,946	92,871
Gold, Pool #G01311, 7.00%, 09/01/31	65,699	69,382
Gold, Pool #G01315, 7.00%, 09/01/31	28,269	29,853
Gold, Pool #C58961, 6.50%, 10/01/31	2,887,373	3,006,967
Gold, Pool #C01244, 6.50%, 10/01/31	351,627	366,191
Gold, Pool #C58647, 7.00%, 10/01/31	18,946	20,007
Gold, Pool #C58694, 7.00%, 10/01/31	233,975	247,080
Gold, Pool #C60991, 6.50%, 11/01/31	39,387	41,019
Gold, Pool #C60012, 7.00%, 11/01/31	88,728	93,698
Gold, Pool #C61298, 8.00%, 11/01/31	76,390	82,510
Gold, Pool #C01271, 6.50%, 12/01/31	94,529	98,444
Gold, Pool #C61105, 7.00%, 12/01/31	69,952	73,870
Gold, Pool #C01305, 7.50%, 12/01/31	55,371	59,482
Gold, Pool #C63850, 6.00%, 01/01/32	1,900,000	1,944,674
Gold, Pool #C63171, 7.00%, 01/01/32	163,414	172,567
Gold, Pool #C62218, 7.00%, 01/01/32	119,070	125,739
Gold, Pool #C01355, 6.50%, 02/01/32	133,422	138,949
Gold, Pool #C64121, 7.50%, 02/01/32	187,306	201,210
Gold, Pool #C65466, 6.50%, 03/01/32	1,088,265	1,133,449
Gold, Pool #C64668, 6.50%, 03/01/32	110,323	114,904
Gold, Pool #C01310, 6.50%, 03/01/32	504,492	525,438
Gold, Pool #C66192, 6.50%, 04/01/32	119,742	124,714
Gold, Pool #C66191, 6.50%, 04/01/32	211,045	219,807
Gold, Pool #C66088, 6.50%, 04/01/32	90,015	93,752
Gold, Pool #C01343, 6.50%, 04/01/32	428,759	446,561
Gold, Pool #G01391, 7.00%, 04/01/32	166,228	175,546
Gold, Pool #C66744, 7.00%, 04/01/32	66,105	69,810
Gold, Pool #C01345, 7.00%, 04/01/32	326,574	344,879
Gold, Pool #C65717, 7.50%, 04/01/32	135,585	145,647
Gold, Pool #C01370, 8.00%, 04/01/32	112,368	121,323
Gold, Pool #C67313, 6.50%, 05/01/32	42,049	43,794
Gold, Pool #C66919, 6.50%, 05/01/32	51,363	53,496
Gold, Pool #C01351, 6.50%, 05/01/32	289,849	301,884
Gold, Pool #C67097, 6.50%, 05/01/32	79,997	83,319
Gold, Pool #C66916, 7.00%, 05/01/32	360,604	380,816
Gold, Pool #C67259, 7.00%, 05/01/32	51,438	54,322
Gold, Pool #C67235, 7.00%, 05/01/32	630,000	665,312
Gold, Pool #C01381, 8.00%, 05/01/32	433,856	468,611
Gold, Pool #C01364, 6.50%, 06/01/32	301,597	314,119
Gold, Pool #C67996, 6.50%, 06/01/32	77,106	80,307
Gold, Pool #C72497, 6.50%, 06/01/32	137,005	142,680
Gold, Pool #C72361, 6.50%, 06/01/32	166,651	173,554
Gold, Pool #C68290, 7.00%, 06/01/32	87,378	92,276
Gold, Pool #C68300, 7.00%, 06/01/32	542,710	573,130
Gold, Pool #C68307, 8.00%, 06/01/32	94,914	102,478
Gold, Pool #G01433, 6.50%, 07/01/32	178,705	186,125
Gold, Pool #C71403, 6.50%, 07/01/32	295,585	307,828
Gold, Pool #G01449, 7.00%, 07/01/32	862,055	910,378
Gold, Pool #C68988, 7.50%, 07/01/32	127,751	137,232
Gold, Pool #C01385, 6.50%, 08/01/32	412,443	429,568

2004 Semiannual Report 63

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Bond Index Fund (Continued)

U.S. Government and Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Federal Home Loan Mortgage Corporation (continued)
Gold, Pool #G01443, 6.50%, 08/01/32	$1,175,428	$1,224,231
Gold, Pool #C69951, 6.50%, 08/01/32	354,599	369,321
Gold, Pool #G01444, 6.50%, 08/01/32	1,171,243	1,219,755
Gold, Pool #C74006, 6.50%, 08/01/32	162,487	169,233
Gold, Pool #C69908, 7.00%, 08/01/32	399,725	422,130
Gold, Pool #C70211, 7.00%, 08/01/32	530,126	559,840
Gold, Pool #C01396, 6.50%, 09/01/32	650,075	677,066
Gold, Pool #C71089, 7.50%, 09/01/32	112,322	120,658
Gold, Pool #C01404, 6.50%, 10/01/32	1,681,837	1,751,666
Gold, Pool #C72160, 7.50%, 10/01/32	244,420	262,558
Gold, Pool #C73984, 6.50%, 12/01/32	217,336	226,360
Gold, Pool #C77531, 6.50%, 02/01/33	639,288	665,831
Gold, Pool #G01564, 6.00%, 04/01/33	18,680,140	19,114,663
Gold, Pool #A10212, 6.50%, 06/01/33	243,906	254,026
Gold, Pool #A15828, 6.00%, 11/01/33	3,122,817	3,196,026
Gold, Pool #A16419, 6.50%, 11/01/33	576,098	600,002
Gold, Pool #A17819, 6.00%, 12/01/33	760,001	777,818
Gold, Pool #A17177, 6.50%, 12/01/33	3,480,000	3,624,398
Gold, Pool #A18626, 6.00%, 02/01/34	4,784,756	4,896,845
Gold, Pool #A20962, 5.00%, 04/01/34	1,000,000	970,234
TBA, 4.00%, 05/01/19 (c)	5,840,000	5,615,522
TBA, 4.50%, 05/01/19 (c)	5,470,000	5,384,531
TBA, 5.50%, 05/01/19 (c)	600,000	615,563
TBA, 6.00%, 05/01/19 (c)	500,000	522,031
TBA, 7.00%, 06/01/19 (c)	730,000	716,313
TBA, 4.50%, 05/01/34 (c)	3,156,000	2,962,695
TBA, 5.00%, 05/01/34 (c)	32,779,000	31,775,142
TBA, 5.50%, 05/01/34 (c)	57,347,000	57,257,423
TBA, 6.00%, 05/01/34 (c)	2,100,000	2,147,905
TBA, 7.00%, 05/01/34 (c)	650,000	686,360
TBA, 5.00%, 06/01/34 (c)	1,600,000	1,545,000
TBA, 5.50%, 06/01/34 (c)	1,100,000	1,094,157

		282,912,664

Federal National Mortgage Association (12.4%)
3.50%, 09/15/04	11,600,000	11,703,600
5.75%, 02/15/08	27,720,000	29,841,938
6.63%, 11/15/10	20,305,000	22,813,074
5.50%, 03/15/11	5,155,000	5,451,500
5.38%, 11/15/11	3,685,000	3,851,057
4.38%, 03/15/13	14,060,000	13,569,306
5.00%, 03/25/18	3,710,119	3,702,222
Pool #709921, 5.00%, 06/01/18	306,605	308,765
Pool #560868, 7.50%, 02/01/31	31,762	33,975
Pool #607212, 7.50%, 10/01/31	450,000	481,351
Pool #607632, 6.50%, 11/01/31	15,476	16,109
Pool #607559, 6.50%, 11/01/31	19,810	20,621
Pool #661664, 7.50%, 09/01/32	1,200,000	1,283,643
Pool #694846, 6.50%, 04/01/33	443,525	461,707
Pool #750229, 6.50%, 10/01/33	996,397	1,037,242
TBA, 4.00%, 05/01/19 (c)	610,000	586,172
TBA, 4.50%, 06/01/34 (c)	730,000	682,322

		95,844,604

Financing Corporation (0.0%)
9.80%, 11/30/17	30,000	42,789

Government National Mortgage Association (4.2%)
Pool #279461, 9.00%, 11/15/19	20,556	23,116
Pool #376510, 7.00%, 05/15/24	47,097	50,386
Pool #780678, 6.50%, 11/15/27	35,427	37,121
Pool #457801, 7.00%, 08/15/28	86,080	91,640
Pool #490258, 6.50%, 02/15/29	29,703	31,051
Pool #486936, 6.50%, 02/15/29	59,480	62,179
Pool #502969, 6.00%, 03/15/29	151,323	155,365
Pool #487053, 7.00%, 03/15/29	67,884	72,229
Pool #781014, 6.00%, 04/15/29	139,578	143,375
Pool #509099, 7.00%, 06/15/29	62,650	66,660
Pool #470643, 7.00%, 07/15/29	343,606	365,601
Pool #434505, 7.50%, 08/15/29	15,453	16,601
Pool #416538, 7.00%, 10/15/29	28,068	29,865
Pool #524269, 8.00%, 11/15/29	19,521	21,307
Pool #781265, 6.50%, 12/15/29	169,522	177,256
Pool #781124, 7.00%, 12/15/29	354,541	377,337
Pool #525561, 8.00%, 01/15/30	43,640	47,628
Pool #507396, 7.50%, 09/15/30	448,729	482,025
Pool #531352, 7.50%, 09/15/30	75,547	81,152
Pool #536334, 7.50%, 10/15/30	9,543	10,251
Pool #519020, 7.50%, 11/15/30	16,416	17,634
Pool #545233, 7.50%, 12/15/30	8,077	8,676
Pool #540659, 7.00%, 01/15/31	17,379	18,478
Pool #486019, 7.50%, 01/15/31	43,743	46,984
Pool #535388, 7.50%, 01/15/31	59,497	63,906
Pool #537406, 7.50%, 02/15/31	18,663	20,046
Pool #528589, 6.50%, 03/15/31	167,781	175,298
Pool #520073, 6.50%, 04/15/31	818,913	855,601
Pool #508473, 7.50%, 04/15/31	113,888	122,328
Pool #533723, 7.50%, 04/15/31	43,820	47,067
Pool #544470, 8.00%, 04/15/31	43,414	47,381
Pool #781287, 7.00%, 05/15/31	227,182	241,700
Pool #541499, 6.50%, 07/15/31	24,320	25,409
Pool #781319, 7.00%, 07/15/31	81,427	86,599
Pool #549742, 7.00%, 07/15/31	135,035	143,578
Pool #485879, 7.00%, 08/15/31	163,848	174,214
Pool #781328, 7.00%, 09/15/31	206,848	220,068
Pool #555125, 7.00%, 09/15/31	48,754	51,838
Pool #485857, 6.50%, 10/15/31	48,216	50,376
Pool #550991, 6.50%, 10/15/31	89,243	93,242
Pool #571267, 7.00%, 10/15/31	43,002	45,723
Pool #547948, 6.50%, 11/15/31	42,495	44,399
Pool #568201, 6.50%, 11/15/31	11,685	12,209

64 Semiannual Report 2004

U.S. Government and Agency Long-Term Obligations (continued)

	Principal
	Amount	Value

Government National Mortgage Association (continued)
Pool #574837, 7.50%, 11/15/31	$61,877	$66,462
Pool #555171, 6.50%, 12/15/31	30,284	31,641
Pool #427546, 6.50%, 12/15/31	31,080	32,472
Pool #781380, 7.50%, 12/15/31	77,398	83,140
Pool #781481, 7.50%, 01/15/32	427,905	459,662
Pool #580972, 6.50%, 02/15/32	74,048	77,373
Pool #781401, 7.50%, 02/15/32	242,239	260,203
Pool #579669, 6.50%, 03/15/32	251,701	263,002
Pool #552474, 7.00%, 03/15/32	191,945	204,052
Pool #781478, 7.50%, 03/15/32	128,214	137,729
Pool #781429, 8.00%, 03/15/32	184,671	201,523
Pool #587673, 6.50%, 05/15/32	531,875	555,755
Pool #569426, 6.50%, 05/15/32	184,557	192,843
Pool #581925, 6.50%, 05/15/32	88,843	92,832
Pool #587661, 6.50%, 05/15/32	387,055	404,433
Pool #583942, 6.50%, 06/15/32	323,008	337,510
Pool #583645, 8.00%, 07/15/32	131,579	143,588
Pool #590424, 6.50%, 09/15/32	109,779	114,707
Pool #565506, 6.50%, 09/15/32	188,271	196,723
Pool #595077, 6.00%, 10/15/32	523,213	536,795
Pool #596657, 7.00%, 10/15/32	79,212	84,208
Pool #612953, 7.00%, 12/15/32	641,665	682,140
Pool #603863, 6.50%, 01/15/33	538,104	562,213
Pool #588192, 6.00%, 02/15/33	308,760	316,738
Pool #602102, 6.00%, 02/15/33	702,152	720,295
Pool #602779, 6.50%, 02/15/33	370,936	387,555
Pool #604004, 6.50%, 02/15/33	882,949	922,508
Pool #608138, 5.50%, 03/15/33	736,852	737,804
Pool #603520, 6.00%, 03/15/33	554,285	568,606
Pool #604243, 6.00%, 04/15/33	1,102,586	1,131,074
Pool #611526, 6.00%, 05/15/33	377,758	387,519
Pool #781627, 5.50%, 06/15/33	1,830,499	1,831,563
Pool #619587, 5.00%, 07/15/33	744,054	723,941
Pool #594048, 5.00%, 07/15/33	662,212	644,311
Pool #615304, 5.00%, 07/15/33	1,278,485	1,243,926
Pool #572733, 6.00%, 07/15/33	334,754	343,403
Pool #500254, 4.50%, 08/15/33	696,309	655,821
Pool #620452, 5.50%, 08/15/33	940,505	941,720
Pool #615947, 5.00%, 09/15/33	480,646	467,653
Pool #603106, 5.00%, 09/15/33	773,645	752,732
Pool #566495, 5.00%, 09/15/33	354,576	344,992
Pool #621697, 4.50%, 10/15/33	1,462,881	1,377,821
Pool #608319, 5.50%, 10/15/33	3,513,760	3,518,300
Pool #622637, 5.50%, 11/15/33	1,587,789	1,589,841
Pool #781690, 6.00%, 12/15/33	850,000	871,323
Pool #781699, 7.00%, 12/15/33	558,925	594,342
Pool #621856, 6.00%, 01/15/34	1,068,351	1,095,919

		32,845,612

Tennessee Valley Authority (0.0%)
6.25%, 12/15/17	85,000	92,315

U.S. Treasury Bonds (5.4%)
8.75%, 05/15/17	5,125,000	7,007,238
8.50%, 02/15/20	4,155,000	5,660,701
8.75%, 08/15/20	150,000	209,268
6.25%, 08/15/23	13,965,000	15,517,517
6.38%, 08/15/27	7,620,000	8,628,461
5.38%, 02/15/31	4,390,000	4,447,619

		41,470,804

U.S. Treasury Notes (11.4%)
5.25%, 05/15/04	2,465,000	2,468,370
5.88%, 11/15/04	9,735,000	9,973,430
1.75%, 12/31/04	2,270,000	2,276,474
5.75%, 11/15/05	45,925,000	48,501,116
5.88%, 11/15/05	410,000	433,767
4.38%, 05/15/07	4,305,000	4,489,138
3.25%, 08/15/07	2,260,000	2,278,715
3.00%, 11/15/07	1,965,000	1,960,164
2.63%, 05/15/08	2,405,000	2,342,432
3.13%, 09/15/08	1,820,000	1,795,758
3.13%, 10/15/08	1,325,000	1,305,177
3.38%, 11/15/08	4,245,000	4,221,287
4.88%, 02/15/12	1,000,000	1,039,609
4.00%, 11/15/12	5,180,000	5,045,237

		88,130,674

Total U.S. Government & Agency Long-Term Obligations		541,339,462

Corporate Bonds (25.0%)
Aerospace (0.5%)
General Dynamics Corp., 3.00%, 05/15/08	425,000	411,329
Lockheed Martin Corp., 8.50%, 12/01/29	600,000	759,312
Northrop Grumman Corp., 7.13%, 02/15/11	535,000	601,539
Raytheon Co., 6.30%, 03/15/05	190,000	196,878
Raytheon Co., 6.50%, 07/15/05	135,000	141,553
Raytheon Co., 8.20%, 03/01/06	600,000	656,827
Raytheon Co., 8.30%, 03/01/10	250,000	295,047
Raytheon Co., 5.50%, 11/15/12	150,000	151,978
Rockwell Collins Corp., 4.75%, 12/01/13	500,000	488,704
United Technologies Corp., 6.35%, 03/01/11	225,000	246,847

		3,950,014

Agricultural Products (0.0%)
Potash Corporation of Saskatchewan, Inc., 7.75%, 05/31/11	70,000	81,564
Potash Corporation of Saskatchewan, Inc., 4.88%, 03/01/13	250,000	242,212

		323,776

2004 Semiannual Report 65

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal
	Amount	Value

Airlines (0.1%)
Continental Airlines, Inc., 6.56%, 02/15/12	$395,000	$413,565
Continental Airlines, Inc., 7.88%, 07/02/18	250,000	247,020
Southwest Airlines Corp., 8.00%, 03/01/05	40,000	41,723
Southwest Airlines Corp., 7.88%, 09/01/07	24,000	26,961

		729,269

Auto Parts & Equipment (0.0%)
Delphi Auto Systems Corp., 6.55%, 06/15/06	120,000	127,299
Visteon Corp., 8.25%, 08/01/10	150,000	162,750

		290,049

Automobiles (0.3%)
DaimlerChrysler AG, 6.40%, 05/15/06	350,000	372,386
DaimlerChrysler AG, 7.30%, 01/15/12	250,000	276,488
DaimlerChrysler AG, 6.50%, 11/15/13	200,000	206,294
DaimlerChrysler AG, 8.50%, 01/18/31	150,000	173,357
Ford Motor Co., 7.45%, 07/16/31	700,000	682,396
General Motors, 7.13%, 07/15/13	250,000	262,241
General Motors, 8.38%, 07/15/33	150,000	162,228

		2,135,390

Banking (2.6%)
Anadarko Finance Co., 6.75%, 05/01/11	200,000	221,919
Andina de Fomento Corp., 6.88%, 03/15/12	400,000	439,502
Banco Nacional Com Ext, 3.88%, 01/21/09 (b)	100,000	95,250
Bank of America Corp., 5.88%, 02/15/09	400,000	430,044
Bank of America Corp., 4.88%, 09/15/12	490,000	484,706
Bank of America Corp., 4.88%, 01/15/13	250,000	246,346
Bank of America Corp., 5.25%, 12/01/15	500,000	486,815
Bank of New York Corp., 5.20%, 07/01/07	60,000	63,713
Bank One Corp., 6.88%, 08/01/06	115,000	125,115
Bank One Corp., 4.13%, 09/01/07	615,000	626,511
Bank One Corp., 7.88%, 08/01/10	100,000	117,418
Bank One Corp., 5.25%, 01/30/13	300,000	300,332
Bank One Corp., 8.00%, 04/29/27	122,000	148,026
BB&T Corp., 6.50%, 08/01/11	300,000	330,886
BHP Finance Corp., 6.42%, 03/01/26	135,000	140,792
BSCH Issuances Ltd., 7.63%, 09/14/10	100,000	115,859
Citigroup, Inc., 6.50%, 02/07/06	400,000	426,214
Citigroup, Inc., 7.25%, 10/01/10	325,000	371,195
Citigroup, Inc., 5.63%, 08/27/12	500,000	521,376
Citigroup, Inc., 6.63%, 06/15/32	565,000	592,839
Comerica, Inc., 4.80%, 05/01/15	300,000	283,556
Deutsche Bank AG, 7.50%, 04/25/09	100,000	114,385
First Union Corp., 7.55%, 08/18/05	540,000	577,441
First Union Corp., 7.00%, 03/15/06	500,000	542,068
Firstbank Puerto Rico Corp., 7.63%, 12/20/05	100,000	105,888
FleetBoston Financial Corp., 7.25%, 09/15/05	250,000	266,939
FleetBoston Financial Corp., 4.20%, 11/30/07	300,000	306,576
FleetBoston Financial Corp., 3.85%, 02/15/08	250,000	251,334
HBOS PLC, 5.38%, 11/29/49 (b) (d)	600,000	590,972
HSBC Holdings PLC, 7.50%, 07/15/09	255,000	292,627
Inter-American Development Bank, 5.75%, 02/26/08	250,000	270,869
Inter-American Development Bank, 6.80%, 10/15/25	470,000	533,275
International Bank for Reconstruction & Development, 3.50%, 10/22/04	150,000	151,599
International Bank for Reconstruction & Development, 7.63%, 01/19/23	750,000	936,049
JP Morgan Chase & Co., 6.25%, 01/15/09	100,000	108,380
JP Morgan Chase & Co., 4.50%, 11/15/10	500,000	493,215
JP Morgan Chase & Co., 6.63%, 03/15/12	690,000	759,512
KFW International Finance, Inc., 4.75%, 01/24/07	1,405,000	1,475,651
M & T Bank Corp., 3.85%, 04/01/13	300,000	293,981
Marshall & Ilsley, Inc., 4.13%, 09/04/07	125,000	128,862
MBNA America Bank Corp., 6.88%, 07/15/04 (b)	250,000	252,463
MBNA America Bank Corp., 7.13%, 11/15/12	190,000	213,401
National City Bank Corp., 4.00%, 09/28/07	300,000	306,632
Nationsbank Corp., 6.60%, 05/15/10	200,000	219,933
PNC Funding Corp., 5.25%, 11/15/15	600,000	587,306
Regions Financial Corp., 6.38%, 05/15/12	150,000	162,948
Sovereign Bancorp., Inc., 5.13%, 03/15/13	200,000	195,178
St. George Bank Ltd., 5.30%, 10/15/15 (b)	400,000	392,925
SunTrust Banks, Inc., 5.45%, 12/01/17	310,000	307,847
U.S. Bancorp, 1.26%, 09/16/05	300,000	300,349
Unionbancal Corp., 5.25%, 12/16/13	350,000	347,632
Wells Fargo & Co., 7.25%, 08/24/05	400,000	426,360
Wells Fargo & Co., 6.45%, 02/01/11	850,000	937,468
Westpac Banking Corp., 4.63%, 06/01/18	250,000	224,220

		19,642,699

Beverages (0.2%)
Brown-Forman Corp., 3.00%, 03/15/08	250,000	244,068
Cadbury Schweppes PLC, 5.13%, 10/01/13 (b)	300,000	296,135
Cia Brasileira de Bebida Corp., 8.75%, 09/15/13 (b)	400,000	423,000
Miller Brewing Co., 5.50%, 08/15/13 (b)	250,000	253,057

		1,216,260

Building & Construction (0.2%)
Centex Corp., 7.88%, 02/01/11	250,000	286,904
Centex Corp., 7.50%, 01/15/12, 7.50%, 01/15/12	100,000	113,978
Hanson Australia Funding, 5.25%, 03/15/13	450,000	441,821
Korea Development Bank Corp., 4.25%, 11/13/07	250,000	252,540
Lennar Corp., 5.95%, 03/01/13	90,000	91,591
Masco Corp., 6.00%, 05/03/04	135,000	135,000
MDC Holdings, Inc., 5.50%, 05/15/13	250,000	243,754

66 Semiannual Report 2004

Corporate Bonds (continued)

	Principal
	Amount	Value

Building & Construction (continued)
Pulte Homes, Inc., 7.88%, 08/01/11	$40,000	$45,852
Pulte Homes, Inc., 6.25%, 02/15/13	105,000	108,583
Toll Brothers, Inc., 6.88%, 11/15/12	150,000	161,770

		1,881,793

Business Services (0.1%)
Fiserv, Inc., 4.00%, 04/15/08	200,000	198,706
Pitney Bowes, Inc., 4.75%, 05/15/18	150,000	140,633
Sungard Data Systems, Inc., 4.88%, 01/15/14 (b)	500,000	480,350

		819,689

Cable (0.4%)
British Sky Broadcasting Group PLC, 8.20%, 07/15/09	375,000	437,387
Comcast Corp., 6.20%, 11/15/08	100,000	107,426
Comcast Corp., 5.85%, 01/15/10	465,000	488,283
Comcast Corp., 8.38%, 03/15/13	400,000	477,251
Comcast Corp., 7.05%, 03/15/33	250,000	262,998
Cox Communications, Inc., 7.13%, 10/01/12	500,000	553,710
Harris Corp., 6.35%, 02/01/28	250,000	263,809
USA Interactive, 7.00%, 01/15/13	690,000	750,749

		3,341,613

Chemicals (0.2%)
Chevron Phillips Chemical, 5.38%, 06/15/07	100,000	105,238
Dow Chemical Co., 5.75%, 11/15/09	570,000	602,373
ICI North America, 8.88%, 11/15/06	300,000	338,758
Praxair, Inc., 6.85%, 06/15/05	70,000	73,407
Praxair, Inc., 3.95%, 06/01/13	300,000	276,621

		1,396,397

Commercial Services (0.1%)
Aramark Services, Inc., 6.75%, 08/01/04	100,000	101,150
Aramark Services, Inc., 6.38%, 02/15/08	140,000	149,489
Cendant Corp., 6.88%, 08/15/06	580,000	628,479

		879,118

Computers (0.2%)
First Data Corp., 6.38%, 12/15/07	350,000	383,873
Hewlett Packard Co., 6.50%, 07/01/12	250,000	276,076
Hewlett-Packard Co., 3.63%, 03/15/08	250,000	249,200
IBM Corp., 6.45%, 08/01/07	115,000	126,364
IBM Corp., 5.50%, 01/15/09	200,000	212,487
IBM Corp., 4.75%, 11/29/12	100,000	98,820
IBM Corp., 5.88%, 11/29/32	415,000	403,513
Kern River Funding Corp., 4.89%, 04/30/18 (b)	95,700	93,342

		1,843,675

Conglomerates (0.1%)
Fortune Brands, Inc., 2.88%, 12/01/06	500,000	498,823

Containers (0.1%)
Newell Rubbermaid, Inc., 4.63%, 12/15/09	350,000	349,316
Newell Rubbermaid, Inc., 4.00%, 05/01/10	150,000	143,062
Packaging Corp. of America, 5.75%, 08/01/13 (b)	150,000	150,732
Sealed Air Corp., 5.38%, 04/15/08 (b)	200,000	208,167
Sealed Air Corp., 6.95%, 05/15/09 (b)	55,000	61,134

		912,411

Cruise Lines (0.1%)
Carnival Corp., 3.75%, 11/15/07 (b)	500,000	498,474

Department Stores (0.4%)
Federated Department Stores, 6.63%, 04/01/11	370,000	407,189
Federated Department Stores, 6.90%, 04/01/29	250,000	262,873
Kimberly-Clark Corp., 7.10%, 08/01/07	106,000	118,959
Kimberly-Clark Corp., 5.63%, 02/15/12	500,000	531,752
Kohl’s Corp., 6.30%, 03/01/11	50,000	54,189
Target Corp., 10.00%, 01/01/11	112,000	143,766
Target Corp., 7.00%, 07/15/31	295,000	328,552
Wal-Mart Stores, Inc., 6.88%, 08/10/09	300,000	338,681
Wal-Mart Stores, Inc., 4.13%, 02/15/11	650,000	631,683

		2,817,644

Electric — Integrated (1.3%)
Amerenenergy Generating Co., 7.95%, 06/01/32	105,000	123,272
American Electric Power Co., 6.13%, 05/15/06	400,000	425,385
Cincinnati Gas & Electric Corp., 5.70%, 09/15/12	70,000	72,339
Commonwealth Edison Corp., 6.15%, 03/15/12	200,000	216,799
Conectiv, Inc., 5.30%, 06/01/05	45,000	46,352
Consolidated Edison, Inc., 7.15%, 12/01/09	60,000	68,028
Consolidated Edison, Inc., 4.88%, 02/01/13	260,000	257,684
Constellation Energy Group, Inc., 6.13%, 09/01/09	280,000	300,289
Consumers Energy Co., 4.25%, 04/15/08 (b)	205,000	204,892
Consumers Energy Co., 4.00%, 05/15/10 (b)	200,000	189,879
Dominion Resource, Inc., 6.30%, 03/15/33	300,000	288,351
Duke Energy Corp., 3.75%, 03/05/08	200,000	198,976
Duke Energy Corp., 6.25%, 01/15/12	325,000	344,250
Emerson Electric Co., 7.88%, 06/01/05	115,000	121,894
Entergy Mississippi, Inc., 5.15%, 02/01/13 (b)	490,000	481,594
Florida Power & Light Co., 6.88%, 12/01/05	225,000	240,424
Florida Power & Light Co., 5.95%, 10/01/33	130,000	128,886
Florida Power Corp., 5.90%, 03/01/33	115,000	111,099
General Electric Co., 5.00%, 02/01/13	900,000	894,836
Georgia Power Corp., 5.13%, 11/15/12	180,000	182,154
Midamerican Energy Holdings Co., 5.88%, 10/01/12	175,000	180,893
New York State Electric & Gas Corp., 5.75%, 05/01/23	100,000	94,147

2004 Semiannual Report 67

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal
	Amount	Value

Electric — Integrated (continued)
Ohio Power Co., 6.60%, 02/15/33 (b)	$200,000	$207,032
Oncor, Inc., 6.38%, 05/01/12	165,000	178,763
Pacific Gas & Electric Co., 4.20%, 03/01/11	1,200,000	1,151,376
Pepco Holdings, Inc., 4.00%, 05/15/10	200,000	190,480
Progress Energy, Inc., 5.85%, 10/30/08	105,000	111,294
Progress Energy, Inc., 7.10%, 03/01/11	440,000	490,368
PSEG Power Corp., 6.95%, 06/01/12	125,000	138,129
Public Service Electric & Gas, 5.13%, 09/01/12	330,000	333,854
Public Service New Mexico Corp., 4.40%, 09/15/08	175,000	175,819
Scana Corp., 6.88%, 05/15/11	50,000	55,808
Southern California Edison Co., 8.00%, 02/15/07	856,000	959,777
Southern California Edison Co., 6.00%, 01/15/34	300,000	289,427
Southern Power Co., 6.25%, 07/15/12	225,000	239,792
Wisconsin Electric Power, 5.63%, 05/15/33	100,000	93,546

		9,787,888

Electric — Distribution (0.2%)
Entergy Gulf States, Inc., 5.25%, 08/01/15	300,000	285,885
Hydro Quebec Corp., 8.88%, 03/01/26	265,000	360,530
Pepco Holdings, Inc., 6.45%, 08/15/12	180,000	191,833
TXU Corp., 6.15%, 11/15/13 (b)	320,000	336,958

		1,175,206

Electronics (0.1%)
Emerson Electric Co., 6.00%, 08/15/32	140,000	139,606
Exelon Corp., 6.75%, 05/01/11	425,000	469,178

		608,784

Farm Machinery & Equipment (0.0%)
Deere & Co., 7.85%, 05/15/10	220,000	258,539

Financial Services (3.5%)
Ace Ina Holdings, 8.30%, 08/15/06	250,000	277,653
American Express Co,, 6.88%, 11/01/05	100,000	107,247
American Honda Financial, 1.38%, 10/03/05 (b) (d)	245,000	245,859
Aristar, Inc., 7.38%, 09/01/04	150,000	152,973
Associates Corp. of North America, 6.95%, 11/01/18	575,000	647,644
Axa Financial, Inc., 7.75%, 08/01/10	100,000	115,817
Bear Stearns Co., Inc., 7.63%, 02/01/05	165,000	172,207
Bear Stearns Co., Inc., 5.70%, 11/15/14	325,000	330,729
Boeing Capital Corp., 6.10%, 03/01/11	85,000	90,932
Capital One Bank, 6.88%, 02/01/06	120,000	127,936
Capital One Bank, 4.88%, 05/15/08	200,000	204,454
Caterpillar Financial Services Corp., 4.88%, 06/15/07	90,000	94,361
CIT Group, Inc., 5.63%, 05/17/04	105,000	105,160
CIT Group, Inc., 4.75%, 12/15/10	340,000	337,007
CitiFinancial Credit Co., 10.00%, 05/15/09	100,000	125,558
Countrywide Financial Corp., 5.25%, 06/15/04	290,000	291,272
Countrywide Financial Corp., 5.63%, 07/15/09	500,000	526,834
Credit Suisse First Boston USA, Inc., 5.88%, 08/01/06	600,000	639,290
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11	200,000	214,027
Credit Suisse First Boston USA, Inc., 6.50%, 01/15/12	250,000	273,067
Ford Motor Credit Co., 6.88%, 02/01/06	680,000	719,764
Ford Motor Credit Co., 6.50%, 01/25/07	650,000	689,289
Ford Motor Credit Co., 7.25%, 10/25/11	1,140,000	1,209,666
Ford Motor Credit Co., 7.00%, 10/01/13	985,000	1,013,004
General Electric Capital Corp, 6.00%, 06/15/12	150,000	159,943
General Electric Capital Corp., 4.25%, 01/15/08	210,000	214,242
General Electric Capital Corp., 5.88%, 02/15/12	100,000	106,136
General Electric Capital Corp., 5.45%, 01/15/13	200,000	204,774
General Electric Capital Corp., 6.75%, 03/15/32	1,345,000	1,448,037
General Motors Acceptance Corp., 6.85%, 06/17/04	725,000	729,881
General Motors Acceptance Corp., 6.13%, 08/28/07	400,000	422,683
General Motors Acceptance Corp., 7.75%, 01/19/10	50,000	54,994
General Motors Acceptance Corp., 6.88%, 09/15/11	150,000	157,442
General Motors Acceptance Corp., 7.00%, 02/01/12	390,000	410,419
General Motors Acceptance Corp., 6.88%, 08/28/12	450,000	469,196
General Motors Acceptance Corp., 8.00%, 11/01/31	800,000	844,339
Golden West Financial Corp., 4.75%, 10/01/12	265,000	261,539
Goldman Sachs Group, Inc., 7.63%, 08/17/05	525,000	559,834
Goldman Sachs Group, Inc., 4.13%, 01/15/08	80,000	81,086
Goldman Sachs Group, Inc., 6.88%, 01/15/11	175,000	194,721
Goldman Sachs Group, Inc., 6.13%, 02/15/33	500,000	480,951
Harley Davidson Funding, 3.63%, 12/15/08 (b)	600,000	591,580
Household Finance Corp., 5.88%, 02/01/09	720,000	770,800
Household Finance Corp., 7.00%, 05/15/12	500,000	560,191
International Lease Finance Corp., 5.35%, 05/03/04	200,000	200,000
International Lease Finance Corp., 4.38%, 12/15/05	450,000	463,677
International Lease Finance Corp., 4.00%, 01/17/06	250,000	256,232
J Paul Getty Trust Corp., 5.88%, 10/01/33	2,500,000	2,455,482
John Hancock Financial Services, Inc., 5.63%, 12/01/08	100,000	106,331
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	400,000	392,751

68 Semiannual Report 2004

Corporate Bonds (continued)

	Principal
	Amount	Value

Financial Services (continued)
Lehman Brothers Holdings, Inc., 7.88%, 08/15/10	$97,000	$113,718
Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	500,000	552,109
Mellon Financial Corp., 7.00%, 03/15/06	200,000	217,504
Mellon Financial Corp., 6.40%, 05/14/11	450,000	494,941
Mellon Financial Corp., 5.00%, 12/01/14	200,000	196,199
Morgan Stanley, 7.75%, 06/15/05	200,000	212,573
Morgan Stanley, 6.10%, 04/15/06	300,000	319,723
Morgan Stanley, 3.63%, 04/01/08	350,000	347,869
Morgan Stanley, 6.60%, 04/01/12	450,000	495,317
Morgan Stanley, 5.30%, 03/01/13	325,000	324,820
Nisource Finance Corp., 7.63%, 11/15/05	170,000	182,604
Prudential Financial, Inc., 3.75%, 05/01/08	205,000	203,723
Synovus Financial Corp., 4.88%, 02/15/13	150,000	147,147
Textron Financial Corp., 2.75%, 06/01/06	435,000	433,470
Wachovia Corp., 4.95%, 11/01/06	650,000	680,291
Washington Mutual, Inc., 4.38%, 01/15/08	250,000	254,058
Washington Mutual, Inc., 5.50%, 01/15/13	100,000	101,649

		26,586,726

Food & Related (0.8%)
Anheuser-Busch Co, Inc., 6.00%, 11/01/41	250,000	244,888
Anheuser-Busch Co., Inc., 4.38%, 01/15/13	300,000	288,528
Archer Daniels Midland Co., 5.94%, 10/01/32	785,000	768,601
Campbell Soup Co., 4.88%, 10/01/13	400,000	393,910
Coca-Cola Bottling Co., 5.00%, 11/15/12	150,000	147,446
Coca-Cola Enterprises, Inc., 6.13%, 08/15/11	160,000	173,440
Coca-Cola Enterprises, Inc., 6.75%, 09/15/28	395,000	428,370
Conagra Foods, Inc., 6.75%, 09/15/11	150,000	165,682
Conagra Foods, Inc., 7.00%, 10/01/28	300,000	324,005
Diageo Capital PLC, 3.50%, 11/19/07	60,000	60,036
Kellogg Co., 6.00%, 04/01/06	163,000	173,035
Kraft Foods, Inc., 4.63%, 11/01/06	15,000	15,514
Kraft Foods, Inc., 5.63%, 11/01/11	794,000	820,326
Kroger Co., 6.80%, 04/01/11	340,000	374,696
Kroger Co., 6.20%, 06/15/12	400,000	424,812
Kroger Co., 7.50%, 04/01/31	135,000	150,556
PepsiCo, Inc., 4.50%, 09/15/04	80,000	80,886
Safeway, Inc., 6.15%, 03/01/06	150,000	158,793
Safeway, Inc., 6.50%, 03/01/11	400,000	430,576
Sara Lee Corp., 6.25%, 09/15/11	425,000	465,277
Supervalu, Inc., 7.50%, 05/15/12	125,000	141,502
Unilever Capital Corp., 7.13%, 11/01/10	150,000	171,654

		6,402,533

Healthcare Services (0.1%)
Eli Lilly & Co., 6.00%, 03/15/12	300,000	324,889
Eli Lilly & Co., 7.13%, 06/01/25	200,000	229,122
Health Care Property Investors, Inc., 6.45%, 06/25/12	95,000	102,806
Manor Care Inc., 6.25%, 05/01/13	160,000	164,600

		821,417

Household Products (0.0%)
Dial Corp., 6.50%, 09/15/08	250,000	272,058

Industrials (0.0%)
News America Corp., 7.28%, 06/30/28	130,000	141,752

Insurance (0.3%)
Allstate Corp., 5.38%, 12/01/06	150,000	159,138
American General Corp., 7.50%, 07/15/25	250,000	293,138
Berkley Corp., 5.13%, 09/30/10	175,000	176,373
Hartford Life, Inc., 7.38%, 03/01/31	100,000	115,545
Infinity Property & Casualty Corp., 5.50%, 02/18/14 (b)	200,000	193,329
Marsh & Mclennan Cos., Inc., 6.25%, 03/15/12	175,000	188,522
Metlife, Inc., 6.13%, 12/01/11	200,000	216,316
New York Life Insurance, 5.88%, 05/15/33 (b)	200,000	192,280
NLV Financial Corp., 7.50%, 08/15/33 (b)	125,000	126,661
Principal Life Global Funding, 6.25%, 02/15/12 (b)	150,000	163,426
Progressive Corp., 6.25%, 12/01/32	150,000	151,796
RLI Corp., 5.95%, 12/15/13	200,000	196,448
Travelers Property Casualty Corp., 6.38%, 03/15/33	200,000	199,065
Western & Southern Finance, 5.75%, 07/15/33 (b)	250,000	231,092

		2,603,129

Manufacturing (0.1%)
Cooper Industries, Inc., 5.50%, 11/01/09	175,000	184,328
Honeywell International, Inc., 6.13%, 11/01/11	250,000	270,029
Norsk Hydro A/ S, 6.36%, 01/15/09	460,000	502,023

		956,380

Medical Products (0.1%)
Baxter International, Inc., 4.63%, 03/15/15 (b)	130,000	120,984
Wyeth, 5.50%, 02/01/14	900,000	897,153

		1,018,137

Metals & Minerals (0.3%)
Alcan, Inc., 6.45%, 03/15/11	75,000	81,424
Alcan, Inc., 4.50%, 05/15/13	230,000	220,111
Alcoa, Inc., 6.00%, 01/15/12	150,000	161,802
BHP Billiton Ltd., 4.80%, 04/15/13	400,000	394,630
Codelco, Inc., 6.38%, 11/30/12 (b)	120,000	128,191

2004 Semiannual Report 69

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal
	Amount	Value

Metals & Minerals (continued)
Inco Ltd., 7.75%, 05/15/12	$300,000	$347,759
Noranda, Inc., 7.00%, 07/15/05	510,000	531,737
Placer Dome, Inc., 6.38%, 03/01/33	235,000	234,757
Timken Co., 6.75%, 08/21/06	200,000	210,921

		2,311,332

Multimedia (0.7%)
AOL Time Warner, Inc., 6.88%, 05/01/12	820,000	896,473
AOL Time Warner, Inc., 7.70%, 05/01/32	630,000	696,130
Belo Corp., 8.00%, 11/01/08	145,000	166,180
Clear Channel Communications, Inc., 4.40%, 05/15/11	200,000	192,260
Gannet Co., Inc., 5.50%, 04/01/07	185,000	197,068
Johnson Controls, Inc., 4.88%, 09/15/13	300,000	298,313
Liberty Media Corp., 7.88%, 07/15/09	265,000	301,210
Liberty Media Corp., 5.70%, 05/15/13	300,000	299,973
Liberty Media Corp., 8.25%, 02/01/30	200,000	230,876
News America Holdings, Inc., 9.25%, 02/01/13	200,000	253,882
News America Holdings, Inc., 8.00%, 10/17/16	200,000	238,164
Reed Elsevier Capital, 6.13%, 08/01/06	900,000	969,271
Time Warner, Inc., 6.88%, 06/15/18	298,000	315,527
Viacom, Inc., 7.75%, 06/01/05	215,000	228,225
Viacom, Inc., 5.63%, 08/15/12	250,000	260,293
Viacom, Inc., 7.88%, 07/30/30	135,000	162,869

		5,706,714

Non-Hazardous Waste Disposal (0.1%)
Waste Management, Inc., 6.50%, 05/15/04	125,000	125,166
Waste Management, Inc., 7.38%, 08/01/10	250,000	284,209
Waste Management, Inc., 6.38%, 11/15/12	350,000	375,787

		785,162

Oil & Gas (1.9%)
AGL Capital Corp., 4.45%, 04/15/13 (b)	300,000	280,793
Anadarko Petroleum Corp., 5.38%, 03/01/07	1,000,000	1,056,163
Anadarko Petroleum Corp., 7.50%, 05/01/31	205,000	234,087
Apache Corp., 6.25%, 04/15/12	390,000	430,160
Apache Corp., 7.63%, 07/01/19	100,000	122,926
Apache Finance Canada, 4.38%, 05/15/15 (b)	400,000	373,099
Atmos Energy Corp., 5.13%, 01/15/13	225,000	224,577
Australian Gas Light Co., 5.30%, 09/25/15 (b)	150,000	148,463
BP Amoco PLC, 5.90%, 04/15/09	200,000	217,076
Brascan Corp., 5.75%, 03/01/10	305,000	315,133
Burlington Resources, Inc., 6.50%, 12/01/11	350,000	386,401
ChevronTexaco Capital Corp., 3.50%, 09/17/07	90,000	90,800
ChevronTexaco Capital Corp., 3.38%, 02/15/08	500,000	498,032
ChevronTexaco Capital Corp., 8.63%, 06/30/10	120,000	148,033
Colonial Pipeline, 7.63%, 04/15/32 (b)	365,000	434,876
Conoco Funding Co., 6.35%, 10/15/11	600,000	661,686
Conoco Funding Co., 4.75%, 10/15/12	800,000	791,216
Conoco, Inc., 6.35%, 04/15/09	250,000	274,351
Conoco, Inc., 6.95%, 04/15/29	170,000	186,993
Consolidated Natural Gas, Inc., 5.38%, 11/01/06	60,000	63,019
Consolidated Natural Gas, Inc., 6.25%, 11/01/11	264,000	285,240
EnCana Corp., 4.75%, 10/15/13	150,000	144,132
Enterprise Products Partners LP, 6.88%, 03/01/33	150,000	148,036
Halliburton Co., 1.92%, 01/26/07	450,000	449,410
Kinder Morgan Energy Partners LP, 6.65%, 03/01/05	120,000	124,591
Kinder Morgan Energy Partners LP, 7.50%, 11/01/10	351,000	399,611
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	155,000	169,539
Motiva Enterprises Corp., 5.20%, 09/15/12 (b)	125,000	125,823
Murphy Oil Corp., 6.38%, 05/01/12	100,000	108,280
Nabors, Inc., 5.38%, 08/15/12	70,000	71,376
Nexen, Inc., 5.05%, 11/20/13	500,000	485,223
Ocean Energy, Inc., 7.25%, 10/01/11	565,000	633,544
Pemex Project Funding Master, 9.13%, 10/13/10	885,000	1,035,449
Pemex Project Funding Master, 7.38%, 12/15/14	625,000	653,125
Petroleos Mexicanos, 8.85%, 09/15/07	475,000	536,750
Phillips Petroleum Co., 8.50%, 05/25/05	225,000	240,190
Praxair, Inc., 6.50%, 03/01/08	390,000	427,949
South Carolina Electric & Gas Co., 4.80%, 10/01/12	650,000	645,492
Transocean Sedco Forex, Inc., 6.63%, 04/15/11	163,000	179,906
Valero Energy Corp., 6.88%, 04/15/12	500,000	552,895
Vectren Utility Holdings Corp., 5.25%, 08/01/13	250,000	247,753

		14,602,198

Paper & Forest Products (0.4%)
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	300,000	284,697
Domtar, Inc., 7.88%, 10/15/11	90,000	103,700
International Paper Co., 4.00%, 04/01/10	300,000	288,192
Inversiones CMPC SA, 4.88%, 06/18/13 (b)	300,000	280,541
Meadwestvaco Corp., 6.80%, 11/15/32	120,000	120,366
Norske Skogindustrier, 6.13%, 10/15/15 (b)	150,000	150,287
Rock-Tenn Co., 5.63%, 03/15/13	455,000	452,615
Sappi Papier Holding AG, 6.75%, 06/15/12 (b)	80,000	86,461
Weyerhaeuser Co., 5.95%, 11/01/08	320,000	341,678
Weyerhaeuser Co., 6.75%, 03/15/12	725,000	794,786

		2,903,323

70 Semiannual Report 2004

Corporate Bonds (continued)

	Principal
	Amount	Value

Pharmaceuticals (0.2%)
Abbott Laboratories, 5.63%, 07/01/06	$104,000	$110,450
Abbott Laboratories, 6.40%, 12/01/06	550,000	598,650
Glaxosmithkline PLC, 5.38%, 04/15/34	140,000	128,798
Pfizer, Inc., 5.63%, 02/01/06	400,000	421,822
Pharmacia Corp., 6.60%, 12/01/28	300,000	327,047

		1,586,767

Pipelines (0.1%)
Panhandle Eastern Pipeline, 2.75%, 03/15/07 (b)	400,000	390,856
Texas Gas Transmission, 4.60%, 06/01/15 (b)	300,000	278,525
TGT Pipelines, 5.20%, 06/01/18 (b)	150,000	137,363

		806,744

Publishing — Newspapers (0.1%)
Thomson Corp., 4.25%, 08/15/09	425,000	422,714

Real Estate (0.2%)
Avalonbay Communities, Inc., 6.63%, 09/15/11	150,000	163,856
BRE Properties, Inc., 5.95%, 03/15/07	140,000	149,198
Centerpoint Properties Corp., 4.75%, 08/01/10	350,000	347,340
Developers Diversified Realty Corp., 6.63%, 01/15/08	250,000	270,522
Duke Realty Corp., 5.25%, 01/15/10	300,000	311,511
EOP Operating LP, 6.75%, 02/15/12	195,000	211,162
Equity Residential, 6.88%, 11/01/04	200,000	204,950
Liberty Property Trust, 7.25%, 03/15/11	65,000	73,125
New Plan Realty Corp., 5.88%, 06/15/07	90,000	97,605
Simon Property Group, Inc., 7.75%, 08/15/04 (b)	60,000	61,002

		1,890,271

Real Estate Investment Trusts (0.2%)
Camden Property Trust Corp., 7.00%, 11/15/06	600,000	642,754
Health Care REIT, Inc., 6.00%, 11/15/13	300,000	302,117
HRPT Properties Trust Corp., 5.75%, 02/15/14	300,000	296,922
JDN Realty Corp., 6.95%, 08/01/07	20,000	21,772
Washington REIT, 5.25%, 01/15/14	200,000	196,991

		1,460,556

Research & Development (0.0%)
Science Applications International Co., 5.50%, 07/01/33 (b)	300,000	267,756

Retail (0.2%)
Limited Brands, Inc., 6.13%, 12/01/12	250,000	265,287
Lowe’s Companies, Inc., 6.50%, 03/15/29	400,000	420,302
Staples, Inc., 7.13%, 08/15/07	500,000	550,749

		1,236,338

Special Purpose Entity (6.4%)
FPL Group Capital, Inc., 7.63%, 09/15/06	85,000	93,775
Morgan Stanley TRACERS, 5.88%, 03/01/07 (b) (d)	27,666,000	29,343,942
Morgan Stanley TRACERS, 6.80%, 06/15/12 (b) (d)	17,304,000	19,089,081

		48,526,798

Telecommunications (1.6%)
360 Communications Co., 7.50%, 03/01/06	180,000	195,182
Alltel Corp., 7.00%, 07/01/12	110,000	123,551
Ameritech Capital Funding, 6.45%, 01/15/18	150,000	156,842
AT&T Corp., 8.05%, 11/15/11	200,000	219,453
AT&T Wireless Services, Inc., 8.13%, 05/01/12	75,000	87,479
AT&T Wireless Services, Inc., 8.75%, 03/01/31	545,000	664,861
BellSouth Corp., 6.00%, 10/15/11	346,000	369,024
British Telecom PLC, 8.38%, 12/15/10	820,000	976,035
Centurytel Inc., 7.88%, 08/15/12	130,000	144,796
Citizens Communications Co., 7.63%, 08/15/08	120,000	124,890
Clear Channel Communications, Inc., 7.65%, 09/15/10	200,000	228,534
Deutsche Telekom AG, 8.25%, 06/15/05	700,000	745,126
Deutsche Telekom AG, 8.50%, 06/15/10	550,000	649,867
Deutsche Telekom AG, 8.75%, 06/15/30	350,000	434,729
France Telecom, 8.75%, 03/01/11	550,000	650,209
France Telecom, 9.50%, 03/01/31	165,000	211,604
GTE Corp., 6.84%, 04/15/18	350,000	374,039
GTE Corp., 6.94%, 04/15/28	250,000	259,162
International Telecom Satellite, 6.50%, 11/01/13	100,000	91,709
Koninklijke KPN NV, 8.00%, 10/01/10	250,000	292,420
SBC Communications, Inc., 6.25%, 03/15/11	205,000	221,182
SBC Communications, Inc., 5.88%, 08/15/12	720,000	751,256
Sprint Capital Corp., 8.38%, 03/15/12 (b)	400,000	469,459
Sprint Capital Corp., 8.38%, 03/15/12 (b)	150,000	176,047
Sprint Capital Corp., 6.90%, 05/01/19	650,000	672,638
Tele-Communications, Inc., 9.80%, 02/01/12	520,000	663,836
Telecom Italia Capital Corp., 5.25%, 11/15/13 (b)	500,000	492,963
Time Warner, Inc., 7.75%, 06/15/05	130,000	137,236
Univison Communication, Inc., 7.85%, 07/15/11	250,000	291,293
Verizon Global Funding Corp., 6.75%, 12/01/05	190,000	202,734
Verizon Global Funding Corp., 6.88%, 06/15/12	80,000	88,709
Verizon Global Funding Corp., 7.38%, 09/01/12	350,000	400,327
Verizon Global Funding Corp., 7.75%, 12/01/30	250,000	286,060
Verizon New York, Inc., 6.88%, 04/01/12	535,000	585,163
Vodafone Group PLC, 7.75%, 02/15/10	150,000	173,703
Vodafone Group PLC, 7.88%, 02/15/30	100,000	119,467

		12,731,585

2004 Semiannual Report 71

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Gartmore Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal
	Amount	Value

Tools & Accessories (0.0%)
Stanley Works, 4.90%, 11/01/12	$225,000	$222,692

Transportation & Shipping (0.5%)
Burlington Northern Santa Fe Corp., 6.75%, 07/15/11	365,000	407,400
Burlington Northern Santa Fe Corp., 7.95%, 08/15/30	350,000	423,653
Canadian National Railway Co., 6.90%, 07/15/28	210,000	228,773
CSX Corp., 7.45%, 05/01/07	180,000	199,846
CSX Corp., 6.75%, 03/15/11	225,000	246,649
CSX Corp., 5.50%, 08/01/13	240,000	240,667
Norfolk Southern Corp., 6.75%, 02/15/11	325,000	360,853
Norfolk Southern Corp., 7.25%, 02/15/31	300,000	332,098
Union Pacific Corp., 6.50%, 05/15/05	250,000	260,480
Union Pacific Corp., 5.75%, 10/15/07	545,000	581,761
Union Pacific Corp., 3.63%, 06/01/10	200,000	188,112
United Parcel Service, Inc., 8.38%, 04/01/20	200,000	258,714

		3,729,006

Total Corporate Bonds		192,999,599

Sovereign Bonds (1.1%)
Canada (0.3%)
British Columbia, 4.63%, 10/03/06	100,000	104,160
Government of Canada, 5.25%, 11/05/08	630,000	671,644
Ontario Province, 5.50%, 10/01/08	350,000	372,979
Ontario Province, 4.38%, 02/15/13	225,000	219,286
Province of Saskatchewan, 8.00%, 07/15/04	147,000	148,920
Quebec Province, 7.50%, 09/15/29	500,000	610,435

		2,127,424

Finland (0.0%)
Republic of Finland, 5.88%, 02/27/06	300,000	318,241

Italy (0.5%)
Republic of Italy, 5.25%, 04/05/06	300,000	316,901
Republic of Italy, 4.38%, 10/25/06	2,075,000	2,145,636
Republic of Italy, 6.88%, 09/27/23	425,000	491,228
Republic of Italy, 5.38%, 06/15/33	450,000	427,352

		3,381,117

Mexico (0.3%)
United Mexican States, 9.88%, 02/01/10	750,000	919,875
United Mexican States, 6.38%, 01/16/13	1,550,000	1,569,375

		2,489,250

Total Sovereign Bonds		8,316,032

Illinois (0.1%)
Illinois State Taxable Pension General Obligation, 5.10%, 06/01/33	700,000	635,271

Texas (0.0%)
Harris County Texas Industrial Development Corp. Solid Waste Disposal Revenue, 5.68%, 03/01/23	250,000	252,318

Total Municipal Bonds		887,589

Repurchase Agreement (18.5%)
CS First Boston, 0.94%, dated 04/30/04, due 05/03/04, repurchase price $83,528,977 (Fully collateralized by Treasury Notes, U.S. Agency Securities, and AA Rated Corporate Bonds)	83,522,434	83,522,434

Nomura Securities, 0.94%, dated 04/30/04, due 05/03/04, repurchase price $59,676,583 (Fully collateralized by AA Rated Corporate Bonds)	59,671,909	59,671,909

Total Repurchase Agreement		143,194,343

Total Investments (Cost $892,430,700) (a) — 114.7%		886,737,025
Liabilities in excess of other assets — (14.7)%		(113,526,986)

NET ASSETS — 100.0%		$773,210,039

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Mortgage Dollar Rolls

(d)	Variable rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on April 30, 2004.

TBA      To Be Announced

TRACERS   Tradable Custodial Receipts

See notes to financial statements.

72 Semiannual Report 2004

Statements of Assets and Liabilities
April 30, 2004 (Unaudited)

	Gartmore S&P 500	Gartmore Mid Cap	Gartmore Small Cap	Gartmore International
	Index Fund	Market Index Fund	Index Fund	Index Fund

Assets:
Investments, at value (cost $1,316,839,692; $338,770,902; $145,572,196; $509,479,807 and $749,236,357; respectively)	$1,354,872,017	$383,808,751	$168,486,168	$590,118,286
Repurchase agreements, at cost	138,623,499	45,359,555	38,352,219	38,171,960

Total Investments	1,493,495,516	429,168,306	206,838,387	628,290,246

Cash	8,523,174	2,366,313	1,984,636	2,323,784
Collateral for securities loaned	35,337,336	65,303,881	48,493,501	104,715,454
Foreign currency, at value (cost $0; $0; $0; $18,676,601 and $0; respectively)	—	—	—	18,662,154
Interest and dividends receivable	1,604,852	370,325	120,946	2,405,014
Receivable for capital shares issued	—	3,764	3,765	—
Receivable for investments sold	1,770,689	1,137,314	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	125,169
Receivable from adviser	44,303	19,409	13,454	27,242
Reclaims receivable	—	—	—	246,913
Prepaid expenses and other assets	67,238	45,075	37,298	47,650

Total Assets	1,540,843,108	498,414,387	257,491,987	756,843,626

Liabilities:
Payable to custodian	—	—	—	—
Distributions payable	—	—	—	—
Payable for investments purchased	1,082,315	910,348	—	7,191, 104
Unrealized depreciation on forward foreign currency contracts	—	—	—	479,561
Payable for variation margin on futures contracts	1,066,000	321,100	418,900	507,738
Payable for return of collateral received for securities on loan	35,337,336	65,303,881	48,493,501	104,715,454
Accrued expenses and other payables
Investment advisory fees	159,919	77,877	34,491	140,981
Fund administration and transfer agent fees	132,912	37,342	23,564	64,917
Distribution fees	68,097	11,033	13,294	5,088
Administrative servicing fees	113,212	5,892	7,517	3,156
Other	88,398	23,829	12,144	37,431

Total Liabilities	38,048,189	66,691,302	49,003,411	113,145,430

Net Assets	$1,502,794,919	$431,723,085	$208,488,576	$643,698,196

Represented by:
Capital	$1,493,076,905	$377,032,135	$181,618,073	$558,914,671
Accumulated net investment income (loss)	1,457,938	399,070	160,610	2,335,744
Accumulated net realized gains (losses) from investment, futures and foreign currency transactions	(27,655,450)	10,521,417	5,069,445	2,803,914
Net unrealized appreciation (depreciation) on investments, futures and translation of assets and liabilities denominated in foreign currencies	35,915,526	43,770,463	21,640,448	79,643,867

Net Assets	$1,502,794,919	$431,723,085	$208,488,576	$643,698,196

Net Assets:
Class A Shares	$6,719,025	$51,055,850	$62,910,862	$24,962,550
Class B Shares	4,968,254	559,533	405,522	151,764
Class C Shares	102,947	24,825	22,757	—
Institutional Class Shares	927,042,471	380,082,877	145,149,435	618,583,882
Service Class Shares	496,811,132	—	—	—
Institutional Service Class Shares	67,047,717	—	—	—
Local Fund Shares	103,373	—	—	—

Total	$1,502,794,919	$431,723,085	$208,488,576	$643,698,196

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	705,081	4,091,108	5,887,517	3,437,098
Class B Shares	523,655	45,254	38,179	21,148
Class C Shares	10,866	2,010	2,142	—
Institutional Class Shares	96,937,258	30,252,656	13,481,850	85,097,512
Service Class Shares	52,177,210	—	—	—
Institutional Service Class Shares	7,016,897	—	—	—
Local Fund Shares	10,789	—	—	—

Total	157,381,756	34,391,028	19,409,688	88,555,758

Net Asset Value:
Class A Shares	$9.53	$12.48	$10.69	$7.26
Class B Shares (a)	$9.49	$12.36	$10.62	$7.18
Class C Shares (b)	$9.47	$12.35	$10.62	$—
Institutional Class Shares	$9.56	$12.56	$10.77	$7.27
Service Class Shares	$9.52	$—	$—	$—
Institutional Service Class Shares	$9.56	$—	$—	$—
Local Fund Shares	$9.58	$—	$—	$—
Maximum Offering Price Per Share (100%/100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.11	$13.24	$11.34	$7.70

Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%	5.75%

[Additional columns below]

[Continued from above table, first column(s) repeated]

Gartmore Bond
Index Fund

Assets:
Investments, at value (cost $1,316,839,692; $338,770,902; $145,572,196; $509,479,807 and $749,236,357; respectively)	$742,850,285
Repurchase agreements, at cost	143,194,343

Total Investments	886,044,628

Cash	—
Collateral for securities loaned	179,581,429
Foreign currency, at value (cost $0; $0; $0; $18,676,601 and $0; respectively)	—
Interest and dividends receivable	7,954,468
Receivable for capital shares issued	—
Receivable for investments sold	—
Unrealized appreciation on forward foreign currency contracts	—
Receivable from adviser	32,661
Reclaims receivable	—
Prepaid expenses and other assets	57,139

Total Assets	1,073,670,325

Liabilities:
Payable to custodian	3,783,244
Distributions payable	2,333,816
Payable for investments purchased	114,489,407
Unrealized depreciation on forward foreign currency contracts	—
Payable for variation margin on futures contracts	—
Payable for return of collateral received for securities on loan	179,581,429
Accrued expenses and other payables
Investment advisory fees	136,657
Fund administration and transfer agent fees	74,943
Distribution fees	8,178
Administrative servicing fees	5,194
Other	47,418

Total Liabilities	300,460,286

Net Assets	$773,210,039

Represented by:
Capital	$778,923,088
Accumulated net investment income (loss)	(814,380)
Accumulated net realized gains (losses) from investment, futures and foreign currency transactions	1,487,403
Net unrealized appreciation (depreciation) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(6,386,072)

Net Assets	$773,210,039

Net Assets:
Class A Shares	$38,387,782
Class B Shares	308,072
Class C Shares	—
Institutional Class Shares	734,514,185
Service Class Shares	—
Institutional Service Class Shares	—
Local Fund Shares	—

Total	$773,210,039

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	3,523,069
Class B Shares	28,271
Class C Shares	—
Institutional Class Shares	67,454,818
Service Class Shares	—
Institutional Service Class Shares	—
Local Fund Shares	—

Total	71,006,158

Net Asset Value:
Class A Shares	$10.90
Class B Shares (a)	$10.90
Class C Shares (b)	$—
Institutional Class Shares	$10.89
Service Class Shares	$—
Institutional Service Class Shares	$—
Local Fund Shares	$—
Maximum Offering Price Per Share (100%/100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.56

Maximum Sales Charge — Class A Shares	5.75%

(a)	For Class B shares, the redemption price per share varies by length of time shares are held.
(b)	For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

See notes to financial statements.

2004 Semiannual Report 73

Statements of Operations
For the Six Months Ended April 30, 2004 (Unaudited)

	Gartmore S&P 500	Gartmore Mid Cap	Gartmore Small Cap	Gartmore International
	Index Fund	Market Index Fund	Index Fund	Index Fund

INVESTMENT INCOME:
Interest income	$471,950	$184,658	$121,562	$165,911
Dividend income (net of foreign withholding tax of $0; $0; $0; $764,336 and $0; respectively)	10,316,125	2,046,281	944,711	6,021,115
Income from securities lending	73,413	50,580	62,539	123,703

Total Income	10,861,488	2,281,519	1,128,812	6,310,729

Expenses:
Investment advisory fees	864,562	405,874	184,943	693,631
Fund administration and transfer agent fees	731,149	203,466	116,778	313,144
Distribution fees Class A	8,022	60,251	70,426	25,850
Distribution fees Class B	21,856	2,086	1,700	674
Distribution fees Class C	183	119	113	—
Distribution fees Service Class	349,026	—	—	—
Distribution fees Local Class	36	—	—	—
Administrative servicing fees Class A	411	35,500	41,693	15,065
Administrative servicing fees Service Class	581,704	—	—	—
Administrative servicing fees Institutional Service Class	77,193	—	—	—
Other	214,368	75,555	38,046	73,100

Total expenses before reimbursed expenses	2,848,510	782,851	453,699	1,121,464
Expenses reimbursed	(280,325)	(112,982)	(71,547)	(155,035)

Total Expenses	2,568,185	669,869	382,152	966,429

Net Investment Income (Loss)	8,293,303	1,611,650	746,660	5,344,300

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions	(10,364,684)	7,671,620	4,366,095	3,316,940
Net realized gains (losses) on future transactions	8,320,009	4,501,569	831,972	4,686,911
Net realized gains (losses) on foreign currency transactions	—	—	—	313,909

Net realized gains (losses) on investment, futures and foreign currency transactions	(2,044,675)	12,173,189	5,198,067	8,317,760
Net change in unrealized appreciation/ depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	61,147,763	5,093,655	2,451,259	33,233,920

Net realized/unrealized gains (losses) on investments, futures and foreign currencies	59,103,088	17,266,844	7,649,326	41,551,680

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$67,396,391	$18,878,494	$8,395,986	$46,895,980

[Additional columns below]

[Continued from above table, first column(s) repeated]

Gartmore Bond
Index Fund

INVESTMENT INCOME:
Interest income	$12,450,492
Dividend income (net of foreign withholding tax of $0; $0; $0; $764,336 and $0; respectively)	—
Income from securities lending	103,083

Total Income	12,553,575

Expenses:
Investment advisory fees	717,220
Fund administration and transfer agent fees	398,761
Distribution fees Class A	49,942
Distribution fees Class B	1,470
Distribution fees Class C	—
Distribution fees Service Class	—
Distribution fees Local Class	—
Administrative servicing fees Class A	29,966
Administrative servicing fees Service Class	—
Administrative servicing fees Institutional Service Class	—
Other	92,309

Total expenses before reimbursed expenses	1,289,668
Expenses reimbursed	(197,660)

Total Expenses	1,092,008

Net Investment Income (Loss)	11,461,567

REALIZED/ UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions	2,250,958
Net realized gains (losses) on future transactions	—
Net realized gains (losses) on foreign currency transactions	—

Net realized gains (losses) on investment, futures and foreign currency transactions	2,250,958
Net change in unrealized appreciation/ depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	(9,781,303)

Net realized/unrealized gains (losses) on investments, futures and foreign currencies	(7,530,345)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,931,222

See notes to financial statements.

74 Semiannual Report 2004

Statements of Changes in Net Assets

	Gartmore S&P 500 Index Fund		Gartmore Mid Cap Market Index Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003	April 30, 2004	October 31, 2003

	(Unaudited)		(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$8,293,303	$10,355,546	$1,611,650	$1,409,842
Net realized gains (losses) on investment and futures transactions	(2,044,675)	1,965,555	12,173,189	3,378,232
Net change in unrealized appreciation/depreciation on investments and futures	61,147,763	144,937,306	5,093,655	49,692,253

Change in net assets resulting from operations	67,396,391	157,258,407	18,878,494	54,480,327

Distributions to Class A Shareholders from:
Net investment income	(37,780)	(53,816)	(109,995)	(102,486)
Net realized gains on investments	—	—	(455,159)	—
Distributions to Class B Shareholders from:
Net investment income	(10,498)	(13,370)	—	(49)
Net realized gains on investments	—	—	(3,534)	—
Distributions to Class C Shareholders from:
Net investment income	(150)	—	(7)	—
Net realized gains on investments	—	—	(229)	—
Distributions to Institutional Class Shareholders from:
Net investment income	(5,724,454)	(5,401,331)	(1,319,321)	(1,165,898)
Net realized gains on investments	—	—	(2,971,537)	—
Distributions to Service Class Shareholders from:
Net investment income	(2,432,046)	(3,281,327)	—	—
Distributions to Institutional Service Class Shareholders from:
Net investment income	(379,308)	(564,817)	—	—
Distributions to Local Fund Shareholders from:
Net investment income	(707)	(1,148)	—	—

Change in net assets from shareholder distributions	(8,584,943)	(9,315,809)	(4,859,782)	(1,268,433)

Change in net assets from capital transactions	345,019,265	401,229,702	130,735,782	130,541,811

Change in net assets	403,830,713	549,172,300	144,754,494	183,753,705
Net Assets:
Beginning of period	1,098,964,206	549,791,906	286,968,591	103,214,886

End of period	$1,502,794,919	$1,098,964,206	$431,723,085	$286,968,591

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Gartmore Small Cap Index Fund

	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003

	(Unaudited)

FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$746,660	$735,267
Net realized gains (losses) on investment and futures transactions	5,198,067	3,741,724
Net change in unrealized appreciation/depreciation on investments and futures	2,451,259	26,652,394

Change in net assets resulting from operations	8,395,986	31,129,385

Distributions to Class A Shareholders from:
Net investment income	(151,836)	(108,894)
Net realized gains on investments	(802,933)	—
Distributions to Class B Shareholders from:
Net investment income	(6)	(116)
Net realized gains on investments	(4,908)	—
Distributions to Class C Shareholders from:
Net investment income	(18)	—
Net realized gains on investments	(343)	—
Distributions to Institutional Class Shareholders from:
Net investment income	(580,258)	(540,240)
Net realized gains on investments	(1,892,332)	—
Distributions to Service Class Shareholders from:
Net investment income	—	—
Distributions to Institutional Service Class Shareholders from:
Net investment income	—	—
Distributions to Local Fund Shareholders from:
Net investment income	—	—

Change in net assets from shareholder distributions	(3,432,634)	(649,250)

Change in net assets from capital transactions	61,008,705	67,621,008

Change in net assets	65,972,057	98,101,143
Net Assets:
Beginning of period	142,516,519	44,415,376

End of period	$208,488,576	$142,516,519

See notes to financial statements.

2004 Semiannual Report 75

Statements of Changes in Net Assets

	Gartmore International Index Fund		Gartmore Bond Index Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003	April 30, 2004	October 31, 2003

	(Unaudited)		(Unaudited)
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$5,344,300	$4,512,567	$11,461,567	$11,874,597
Net realized gains (losses) on investment, futures and foreign currency transactions	8,317,760	4,116,133	2,250,958	1,751,890
Net change in unrealized appreciation/ depreciation on investments, futures and translation of assets and liabilities denominated in foreign currencies	33,233,920	57,935,263	(9,781,303)	(1,002,957)

Change in net assets resulting from operations	46,895,980	66,563,963	3,931,222	12,623,530

Distributions to Class A Shareholders from:
Net investment income	(153,175)	(253,106)	(674,141)	(1,681,042)
Net realized gains on investments	(3,274)	—	—	(46,646)
Distributions to Class B Shareholders from:
Net investment income	(658)	(1,222)	(4,086)	(3,112)
Net realized gains on investments	(24)	—	—	(32)
Distributions to Institutional Class Shareholders from:
Net investment income	(4,692,166)	(4,721,725)	(11,599,709)	(12,615,132)
Net realized gains on investments	(77,718)	—	—	(246,690)

Change in net assets from shareholder distributions	(4,927,015)	(4,976,053)	(12,277,936)	(14,592,654)

Change in net assets from capital transactions	225,515,477	182,494,474	257,682,777	302,227,401

Change in net assets	267,484,442	244,082,384	249,336,063	300,258,277
Net Assets:
Beginning of period	376,213,754	132,131,370	523,873,976	223,615,699

End of period	$643,698,196	$376,213,754	$773,210,039	$523,873,976

See notes to financial statements.

76 Semiannual Report 2004

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Gartmore S&P 500 Index Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$12.73	0.05	(0.24)	(0.19)
Year Ended October 31, 2001	$12.46	0.06	(3.17)	(3.11)
Year Ended October 31, 2002	$9.12	0.09	(1.50)	(1.41)
Year Ended October 31, 2003	$7.62	0.10	1.41	1.51
Six Months Ended April 30, 2004 (Unaudited)	$9.04	0.06	0.49	0.55
Class B Shares
Period Ended October 31, 2000 (d)	$12.73	(0.01)	(0.25)	(0.26)
Year Ended October 31, 2001	$12.42	0.01	(3.16)	(3.15)
Year Ended October 31, 2002	$9.09	0.03	(1.50)	(1.47)
Year Ended October 31, 2003	$7.59	0.04	1.41	1.45
Six Months Ended April 30, 2004 (Unaudited)	$9.00	0.02	0.49	0.51
Class C Shares
Period Ended October 31, 2003 (e)	$8.83	—	0.18	0.18
Six Months Ended April 30, 2004 (Unaudited)	$9.01	0.02	0.48	0.50
Institutional Class Shares
Period Ended October 31, 2000 (d)	$12.73	0.09	(0.25)	(0.16)
Year Ended October 31, 2001	$12.49	0.11	(3.17)	(3.06)
Year Ended October 31, 2002	$9.15	0.11	(1.51)	(1.40)
Year Ended October 31, 2003	$7.64	0.11	1.43	1.54
Six Months Ended April 30, 2004 (Unaudited)	$9.07	0.07	0.49	0.56
Service Class Shares
Period Ended October 31, 1999 (f)	$9.66	0.09	2.25	2.34
Year Ended October 31, 2000	$11.91	0.07	0.56	0.63
Year Ended October 31, 2001	$12.45	0.07	(3.17)	(3.10)
Year Ended October 31, 2002	$9.11	0.08	(1.50)	(1.42)
Year Ended October 31, 2003	$7.61	0.09	1.41	1.50
Six Months Ended April 30, 2004 (Unaudited)	$9.03	0.05	0.49	0.54
Institutional Service Class Shares
Period Ended October 31, 1999 (f)	$9.66	0.10	2.27	2.37
Year Ended October 31, 2000	$11.94	0.08	0.56	0.64
Year Ended October 31, 2001	$12.48	0.08	(3.17)	(3.09)
Year Ended October 31, 2002	$9.14	0.09	(1.50)	(1.41)
Year Ended October 31, 2003	$7.64	0.10	1.42	1.52
Six Months Ended April 30, 2004 (Unaudited)	$9.07	0.06	0.49	0.55
Local Fund Shares
Year Ended October 31, 1999	$9.66	0.12	2.27	2.39
Year Ended October 31, 2000	$11.95	0.11	0.54	0.65
Year Ended October 31, 2001	$12.48	0.07	(3.14)	(3.07)
Year Ended October 31, 2002	$9.17	0.11	(1.52)	(1.41)
Year Ended October 31, 2003	$7.66	0.12	1.42	1.54
Six Months Ended April 30, 2004 (Unaudited)	$9.09	0.07	0.49	0.56

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	(0.08)	—	(0.08)	$12.46	5.71%	(g)
Year Ended October 31, 2001	(0.06)	(0.17)	(0.23)	$9.12	(25.24%	)
Year Ended October 31, 2002	(0.09)	—	(0.09)	$7.62	(15.62%	)
Year Ended October 31, 2003	(0.09)	—	(0.09)	$9.04	20.03%
Six Months Ended April 30, 2004 (Unaudited)	(0.06)	—	(0.06)	$9.53	6.05%	(g)
Class B Shares
Period Ended October 31, 2000 (d)	(0.05)	—	(0.05)	$12.42	5.17%	(g)
Year Ended October 31, 2001	(0.01)	(0.17)	(0.18)	$9.09	(25.65%	)
Year Ended October 31, 2002	(0.03)	—	(0.03)	$7.59	(16.24%	)
Year Ended October 31, 2003	(0.04)	—	(0.04)	$9.00	19.14%
Six Months Ended April 30, 2004 (Unaudited)	(0.02)	—	(0.02)	$9.49	5.70%	(g)
Class C Shares
Period Ended October 31, 2003 (e)	—	—	—	$9.01	2.04%	(g)
Six Months Ended April 30, 2004 (Unaudited)	(0.04)	—	(0.04)	$9.47	5.56%	(g)
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.08)	—	(0.08)	$12.49	6.01%	(g)
Year Ended October 31, 2001	(0.11)	(0.17)	(0.28)	$9.15	(24.84%	)
Year Ended October 31, 2002	(0.11)	—	(0.11)	$7.64	(15.44%	)
Year Ended October 31, 2003	(0.11)	—	(0.11)	$9.07	20.39%
Six Months Ended April 30, 2004 (Unaudited)	(0.07)	—	(0.07)	$9.56	6.17%	(g)
Service Class Shares
Period Ended October 31, 1999 (f)	(0.09)	—	(0.09)	$11.91	24.27%	(g)
Year Ended October 31, 2000	(0.07)	(0.02)	(0.09)	$12.45	5.25%
Year Ended October 31, 2001	(0.07)	(0.17)	(0.24)	$9.11	(25.22%	)
Year Ended October 31, 2002	(0.08)	—	(0.08)	$7.61	(15.73%	)
Year Ended October 31, 2003	(0.08)	—	(0.08)	$9.03	19.89%
Six Months Ended April 30, 2004 (Unaudited)	(0.05)	—	(0.05)	$9.52	5.98%	(g)
Institutional Service Class Shares
Period Ended October 31, 1999 (f)	(0.09)	—	(0.09)	$11.94	24.64%	(g)
Year Ended October 31, 2000	(0.08)	(0.02)	(0.10)	$12.48	5.37%
Year Ended October 31, 2001	(0.08)	(0.17)	(0.25)	$9.14	(25.04%	)
Year Ended October 31, 2002	(0.09)	—	(0.09)	$7.64	(15.56%	)
Year Ended October 31, 2003	(0.09)	—	(0.09)	$9.07	20.11%
Six Months Ended April 30, 2004 (Unaudited)	(0.06)	—	(0.06)	$9.56	6.04%	(g)
Local Fund Shares
Year Ended October 31, 1999	(0.10)	—	(0.10)	$11.95	24.85%
Year Ended October 31, 2000	(0.10)	(0.02)	(0.12)	$12.48	5.43%
Year Ended October 31, 2001	(0.07)	(0.17)	(0.24)	$9.17	(24.91%	)
Year Ended October 31, 2002	(0.10)	—	(0.10)	$7.66	(15.47%	)
Year Ended October 31, 2003	(0.11)	—	(0.11)	$9.09	20.26%
Six Months Ended April 30, 2004 (Unaudited)	(0.07)	—	(0.07)	$9.58	6.12%	(g)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$2,214	0.63%	(h)	0.47%	(h)	0.88%	(h)	0.22%	(h)	9.72%
Year Ended October 31, 2001	$3,237	0.63%		0.70%		1.03%		0.30%		1.85%
Year Ended October 31, 2002	$3,942	0.52%		1.06%		0.61%		0.97%		3.06%
Year Ended October 31, 2003	$5,795	0.48%		1.28%		0.56%		1.21%		1.30%
Six Months Ended April 30, 2004 (Unaudited)	$6,719	0.49%	(h)	1.14%	(h)	0.54%	(h)	1.10%	(h)	7.73%
Class B Shares
Period Ended October 31, 2000 (d)	$987	1.23%	(h)	(0.12%	)(h)	2.05%	(h)	(0.94%	)(h)	9.72%
Year Ended October 31, 2001	$1,879	1.23%		0.11%		2.21%		(0.87%	)	1.85%
Year Ended October 31, 2002	$2,423	1.23%		0.35%		1.39%		0.19%		3.06%
Year Ended October 31, 2003	$3,713	1.23%		0.54%		1.30%		0.47%		1.30%
Six Months Ended April 30, 2004 (Unaudited)	$4,968	1.23%	(h)	0.40%	(h)	1.27%	(h)	0.36%	(h)	7.73%
Class C Shares
Period Ended October 31, 2003 (e)	$10	1.23%	(h)	0.48%	(h)	1.23%	(h)	0.48%	(h)	1.30%
Six Months Ended April 30, 2004 (Unaudited)	$103	1.23%	(h)	0.23%	(h)	1.27%	(h)	0.19%	(h)	7.73%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$92,190	0.23%	(h)	0.83%	(h)	0.30%	(h)	0.76%	(h)	9.72%
Year Ended October 31, 2001	$107,955	0.23%		1.10%		0.29%		1.04%		1.85%
Year Ended October 31, 2002	$235,333	0.23%		1.37%		0.33%		1.27%		3.06%
Year Ended October 31, 2003	$620,598	0.23%		1.52%		0.30%		1.45%		1.30%
Six Months Ended April 30, 2004 (Unaudited)	$927,042	0.23%	(h)	1.40%	(h)	0.27%	(h)	1.36%	(h)	7.73%
Service Class Shares
Period Ended October 31, 1999 (f)	$72,049	0.63%	(h)	0.69%	(h)	0.83%	(h)	0.49%	(h)	55.07%
Year Ended October 31, 2000	$189,443	0.63%		0.54%		0.70%		0.47%		9.72%
Year Ended October 31, 2001	$233,943	0.63%		0.70%		0.69%		0.64%		1.85%
Year Ended October 31, 2002	$266,515	0.63%		0.94%		0.72%		0.85%		3.06%
Year Ended October 31, 2003	$413,554	0.63%		1.14%		0.70%		1.06%		1.30%
Six Months Ended April 30, 2004 (Unaudited)	$496,811	0.63%	(h)	1.01%	(h)	0.67%	(h)	0.96%	(h)	7.73%
Institutional Service Class Shares
Period Ended October 31, 1999 (f)	$17,389	0.48%	(h)	0.87%	(h)	0.67%	(h)	0.68%	(h)	55.07%
Year Ended October 31, 2000	$31,917	0.48%		0.69%		0.55%		0.62%		9.72%
Year Ended October 31, 2001	$35,097	0.48%		0.84%		0.54%		0.78%		1.85%
Year Ended October 31, 2002	$41,498	0.48%		1.09%		0.57%		1.00%		3.06%
Year Ended October 31, 2003	$55,197	0.48%		1.29%		0.55%		1.21%		1.30%
Six Months Ended April 30, 2004 (Unaudited)	$67,048	0.47%	(h)	1.16%	(h)	0.52%	(h)	1.12%	(h)	7.73%
Local Fund Shares
Year Ended October 31, 1999	$30,674	0.35%		1.05%		0.52%		0.88%		55.07%
Year Ended October 31, 2000	$10,555	0.35%		0.84%		0.38%		0.81%		9.72%
Year Ended October 31, 2001	$96	0.35%		0.94%		0.37%		0.92%		1.85%
Year Ended October 31, 2002	$81	0.31%		1.25%		0.39%		1.17%		3.06%
Year Ended October 31, 2003	$97	0.30%		1.47%		0.37%		1.40%		1.30%
Six Months Ended April 30, 2004 (Unaudited)	$103	0.30%	(h)	1.34%	(h)	0.34%	(h)	1.30%	(h)	7.73%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(f)	For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(g)	Not annualized.
(h)	Annualized.
See notes to financial statements.

2004 Semiannual Report 77

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Gartmore Mid Cap Market Index Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.09	1.76	1.85
Year Ended October 31, 2001	$11.77	0.07	(1.50)	(1.43)
Year Ended October 31, 2002	$9.79	0.04	(0.59)	(0.55)
Year Ended October 31, 2003	$9.19	0.04	2.68	2.72
Six Months Ended April 30, 2004 (Unaudited)	$11.87	0.03	0.73	0.76
Class B Shares
Period Ended October 31, 2001 (e)	$11.62	—	(1.83)	(1.83)
Year Ended October 31, 2002	$9.74	(0.01)	(0.58)	(0.59)
Year Ended October 31, 2003	$9.13	(0.02)	2.66	2.64
Six Months Ended April 30, 2004 (Unaudited)	$11.77	(0.01)	0.72	0.71
Class C Shares
Period Ended October 31, 2003 (f)	$11.43	—	0.33	0.33
Six Months Ended April 30, 2004 (Unaudited)	$11.76	(0.01)	0.72	0.71
Institutional Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.14	1.76	1.90
Year Ended October 31, 2001	$11.80	0.10	(1.49)	(1.39)
Year Ended October 31, 2002	$9.84	0.08	(0.58)	(0.50)
Year Ended October 31, 2003	$9.25	0.08	2.70	2.78
Six Months Ended April 30, 2004 (Unaudited)	$11.95	0.05	0.73	0.78

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net			Net Asset
	Investment	Net Realized	Total	Value, End
	Income	Gains	Distributions	of Period

Class A Shares
Period Ended October 31, 2000 (d)	(0.08)	—	(0.08)	$11.77
Year Ended October 31, 2001	(0.08)	(0.47)	(0.55)	$9.79
Year Ended October 31, 2002	(0.05)	—	(0.05)	$9.19
Year Ended October 31, 2003	(0.04)	—	(0.04)	$11.87
Six Months Ended April 30, 2004 (Unaudited)	(0.03)	(0.12)	(0.15)	$12.48
Class B Shares
Period Ended October 31, 2001 (e)	—	(0.05)	(0.05)	$9.74
Year Ended October 31, 2002	(0.02)	—	(0.02)	$9.13
Year Ended October 31, 2003	—	—	—	$11.77
Six Months Ended April 30, 2004 (Unaudited)	—	(0.12)	(0.12)	$12.36
Class C Shares
Period Ended October 31, 2003 (f)	—	—	—	$11.76
Six Months Ended April 30, 2004 (Unaudited)	—	(0.12)	(0.12)	$12.35
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.10)	—	(0.10)	$11.80
Year Ended October 31, 2001	(0.10)	(0.47)	(0.57)	$9.84
Year Ended October 31, 2002	(0.09)	—	(0.09)	$9.25
Year Ended October 31, 2003	(0.08)	—	(0.08)	$11.95
Six Months Ended April 30, 2004 (Unaudited)	(0.05)	(0.12)	(0.17)	$12.56

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Ratios / Supplemental Data
										Ratio of Net
						Ratio of Net		Ratio of		Investment
						Investment		Expenses		Income (Loss)
			Net Assets	Ratio of		Income		(Prior to		(Prior to
			at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Total		Period	to Average		to Average		to Average		to Average		Portfolio
	Return (a)		(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	18.51%	(g)	$3,049	0.81%	(h)	0.95%	(h)	3.12%	(h)	(1.36%	)(h)	35.19%
Year Ended October 31, 2001	(12.57%	)	$9,028	0.81%		0.56%		1.27%		0.10%		119.76%
Year Ended October 31, 2002	(5.67%	)	$19,002	0.73%		0.42%		0.83%		0.32%		15.82%
Year Ended October 31, 2003	29.72%		$38,693	0.71%		0.48%		0.82%		0.37%		8.26%
Six Months Ended April 30, 2004 (Unaudited)	6.45%	(g)	$51,056	0.71%	(h)	0.53%	(h)	0.77%	(h)	0.47%	(h)	13.60%
Class B Shares
Period Ended October 31, 2001 (e)	(16.05%	)(g)	$6	1.41%	(h)	(0.38%	)(h)	3.66%	(h)	(2.63%	)(h)	119.76%
Year Ended October 31, 2002	(6.13%	)	$86	1.32%		(0.16%	)	1.44%		(0.28%	)	15.82%
Year Ended October 31, 2003	28.96%		$295	1.31%		(0.13%	)	1.42%		(0.25%	)	8.26%
Six Months Ended April 30, 2004 (Unaudited)	6.09%	(g)	$560	1.31%	(h)	(0.06%	)(h)	1.37%	(h)	(0.12%	)(h)	13.60%
Class C Shares
Period Ended October 31, 2003 (f)	2.89%	(g)	$21	1.31%	(h)	0.16%	(h)	1.71%	(h)	(0.24%	)(h)	8.26%
Six Months Ended April 30, 2004 (Unaudited)	6.13%	(g)	$25	1.31%	(h)	(0.07%	)(h)	1.38%	(h)	(0.14%	)(h)	13.60%
Institutional Class Shares
Period Ended October 31, 2000 (d)	19.03%	(g)	$7,957	0.31%	(h)	1.49%	(h)	2.76%	(h)	(0.96%	)(h)	35.19%
Year Ended October 31, 2001	(12.17%	)	$26,719	0.31%		1.08%		1.00%		0.39%		119.76%
Year Ended October 31, 2002	(5.19%	)	$84,128	0.31%		0.84%		0.44%		0.71%		15.82%
Year Ended October 31, 2003	30.21%		$247,960	0.31%		0.87%		0.42%		0.76%		8.26%
Six Months Ended April 30, 2004 (Unaudited)	6.61%	(g)	$380,083	0.31%	(h)	0.93%	(h)	0.37%	(h)	0.87%	(h)	13.60%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from May 25, 2001 (commencement of operations) through October 31, 2001.
(f)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(g)	Not annualized.
(h)	Annualized.

See notes to financial statements.

78 Semiannual Report 2004

Gartmore Small Cap Index Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.07	(0.34)	(0.27)
Year Ended October 31, 2001	$9.67	0.07	(1.32)	(1.25)
Year Ended October 31, 2002	$8.34	0.05	(1.07)	(1.02)
Year Ended October 31, 2003	$7.27	0.05	2.98	3.03
Six Months Ended April 30, 2004 (Unaudited)	$10.25	0.03	0.61	0.64
Class B Shares
Period Ended October 31, 2002 (e)	$8.84	0.03	(1.59)	(1.56)
Year Ended October 31, 2003	$7.25	—	2.97	2.97
Six Months Ended April 30, 2004 (Unaudited)	$10.21	(0.01)	0.59	0.58
Class C Shares
Period Ended October 31, 2003 (f)	$9.91	—	0.29	0.29
Six Months Ended April 30, 2004 (Unaudited)	$10.20	—	0.60	0.60
Institutional Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.09	(0.32)	(0.23)
Year Ended October 31, 2001	$9.70	0.11	(1.32)	(1.21)
Year Ended October 31, 2002	$8.38	0.08	(1.06)	(0.98)
Year Ended October 31, 2003	$7.32	0.08	3.00	3.08
Six Months Ended April 30, 2004 (Unaudited)	$10.32	0.05	0.62	0.67

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	(0.06)	—	(0.06)	$9.67	(2.71%	)(g)
Year Ended October 31, 2001	(0.08)	—	(0.08)	$8.34	(12.95%	)
Year Ended October 31, 2002	(0.05)	—	(0.05)	$7.27	(12.29%	)
Year Ended October 31, 2003	(0.05)	—	(0.05)	$10.25	41.89%
Six Months Ended April 30, 2004 (Unaudited)	(0.03)	(0.17)	(0.20)	$10.69	6.26%	(g)
Class B Shares
Period Ended October 31, 2002 (e)	(0.03)	—	(0.03)	$7.25	(17.68%	)(g)
Year Ended October 31, 2003	(0.01)	—	(0.01)	$10.21	40.98%
Six Months Ended April 30, 2004 (Unaudited)	—	(0.17)	(0.17)	$10.62	5.70%	(g)
Class C Shares
Period Ended October 31, 2003 (f)	—	—	—	$10.20	2.93%	(g)
Six Months Ended April 30, 2004 (Unaudited)	(0.01)	(0.17)	(0.18)	$10.62	5.89%	(g)
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.07)	—	(0.07)	$9.70	(2.30%	)(g)
Year Ended October 31, 2001	(0.11)	—	(0.11)	$8.38	(12.54%	)
Year Ended October 31, 2002	(0.08)	—	(0.08)	$7.32	(11.80%	)
Year Ended October 31, 2003	(0.08)	—	(0.08)	$10.32	42.49%
Six Months Ended April 30, 2004 (Unaudited)	(0.05)	(0.17)	(0.22)	$10.77	6.41%	(g)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$32	0.79%	(h)	1.00%	(h)	329.04%	(h)	(327.25%	)(h)	48.27%
Year Ended October 31, 2001	$4,098	0.79%		0.75%		1.64%		(0.10%	)	50.19%
Year Ended October 31, 2002	$11,079	0.71%		0.71%		0.97%		0.45%		34.77%
Year Ended October 31, 2003	$42,343	0.69%		0.61%		0.83%		0.47%		25.63%
Six Months Ended April 30, 2004 (Unaudited)	$62,911	0.69%	(h)	0.54%	(h)	0.77%	(h)	0.46%	(h)	12.86%
Class B Shares
Period Ended October 31, 2002 (e)	$89	1.29%	(h)	0.15%	(h)	1.55%	(h)	(0.11%	)(h)	34.77%
Year Ended October 31, 2003	$249	1.29%		0.04%		1.44%		(0.11%	)	25.63%
Six Months Ended April 30, 2004 (Unaudited)	$406	1.29%	(h)	(0.07%	)(h)	1.37%	(h)	(0.15%	)(h)	12.86%
Class C Shares
Period Ended October 31, 2003 (f)	$21	1.29%	(h)	0.07%	(h)	1.38%	(h)	(0.02%	)(h)	25.63%
Six Months Ended April 30, 2004 (Unaudited)	$23	1.29%	(h)	(0.07%	)(h)	1.37%	(h)	(0.15%	)(h)	12.86%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$2,301	0.29%	(h)	1.69%	(h)	19.76%	(h)	(17.78%	)(h)	48.27%
Year Ended October 31, 2001	$11,366	0.29%		1.30%		1.94%		(0.35%	)	50.19%
Year Ended October 31, 2002	$33,247	0.29%		1.14%		0.58%		0.85%		34.77%
Year Ended October 31, 2003	$99,904	0.29%		1.04%		0.44%		0.89%		25.63%
Six Months Ended April 30, 2004 (Unaudited)	$145,149	0.29%	(h)	0.93%	(h)	0.37%	(h)	0.85%	(h)	12.86%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from November 29, 2001 (commencement of operations) through October 31, 2002.
(f)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.
(g)	Not annualized.
(h)	Annualized.

See notes to financial statements.

2004 Semiannual Report 79

Financial Highlights
Selected Data for Each Share of Capital Outstanding

Gartmore International Index Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.06	(1.36)	(1.30)
Year Ended October 31, 2001	$8.65	0.08	(2.28)	(2.20)
Year Ended October 31, 2002	$6.37	0.08	(1.06)	(0.98)
Year Ended October 31, 2003	$5.31	0.09	1.25	1.34
Six Months Ended April 30, 2004 (Unaudited)	$6.55	0.05	0.71	0.76
Class B Shares
Period Ended October 31, 2000 (d)	$10.00	0.02	(1.38)	(1.36)
Year Ended October 31, 2001	$8.62	0.04	(2.30)	(2.26)
Year Ended October 31, 2002	$6.32	0.03	(1.04)	(1.01)
Year Ended October 31, 2003	$5.26	0.06	1.24	1.30
Six Months Ended April 30, 2004 (Unaudited)	$6.48	0.02	0.71	0.73
Institutional Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.09	(1.35)	(1.26)
Year Ended October 31, 2001	$8.66	0.10	(2.29)	(2.19)
Year Ended October 31, 2002	$6.37	0.09	(1.04)	(0.95)
Year Ended October 31, 2003	$5.32	0.11	1.25	1.36
Six Months Ended April 30, 2004 (Unaudited)	$6.56	0.07	0.71	0.78

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net			Net Asset
	Investment	Realized		Total	Value, End	Total
	Income	Gains		Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	(0.05)	—		(0.05)	$8.65	(13.03%	)(e)
Year Ended October 31, 2001	(0.08)	—		(0.08)	$6.37	(25.44%	)
Year Ended October 31, 2002	(0.08)	—		(0.08)	$5.31	(15.65%	)
Year Ended October 31, 2003	(0.10)	—		(0.10)	$6.55	25.51%
Six Months Ended April 30, 2004 (Unaudited)	(0.05)	—(	g)	(0.05)	$7.26	11.68%	(e)
Class B Shares
Period Ended October 31, 2000 (d)	(0.02)	—		(0.02)	$8.62	(13.62%	)(e)
Year Ended October 31, 2001	(0.04)	—		(0.04)	$6.32	(26.17%	)
Year Ended October 31, 2002	(0.05)	—		(0.05)	$5.26	(16.12%	)
Year Ended October 31, 2003	(0.08)	—		(0.08)	$6.48	24.88%
Six Months Ended April 30, 2004 (Unaudited)	(0.03)	—(	g)	(0.03)	$7.18	11.35%	(e)
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.08)	—		(0.08)	$8.66	(12.65%	)(e)
Year Ended October 31, 2001	(0.10)	—		(0.10)	$6.37	(25.28%	)
Year Ended October 31, 2002	(0.10)	—		(0.10)	$5.32	(15.20%	)
Year Ended October 31, 2003	(0.12)	—		(0.12)	$6.56	25.90%
Six Months Ended April 30, 2004 (Unaudited)	(0.07)	—(	g)	(0.07)	$7.27	11.89%	(e)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$230	0.86%	(f)	1.01%	(f)	49.77%	(f)	(47.90%	)(f)	5.66%
Year Ended October 31, 2001	$10,877	0.86%		1.17%		3.97%		(1.94%	)	30.18%
Year Ended October 31, 2002	$12,549	0.79%		1.15%		0.96%		0.98%		32.45%
Year Ended October 31, 2003	$16,404	0.75%		1.71%		0.88%		1.58%		7.71%
Six Months Ended April 30, 2004 (Unaudited)	$24,963	0.76%	(f)	1.65%	(f)	0.82%	(f)	1.59%	(f)	3.29%
Class B Shares
Period Ended October 31, 2000 (d)	$53	1.46%	(f)	0.39%	(f)	63.29%	(f)	(61.44%	)(f)	5.66%
Year Ended October 31, 2001	$59	1.46%		0.42%		7.41%		(5.53%	)	30.18%
Year Ended October 31, 2002	$80	1.39%		0.64%		1.72%		0.31%		32.45%
Year Ended October 31, 2003	$105	1.36%		1.03%		1.48%		0.90%		7.71%
Six Months Ended April 30, 2004 (Unaudited)	$152	1.36%	(f)	0.98%	(f)	1.42%	(f)	0.92%	(f)	3.29%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$2,858	0.36%	(f)	1.16%	(f)	8.18%	(f)	(6.66%	)(f)	5.66%
Year Ended October 31, 2001	$32,422	0.36%		1.42%		2.60%		(0.82%	)	30.18%
Year Ended October 31, 2002	$119,502	0.36%		1.66%		0.56%		1.46%		32.45%
Year Ended October 31, 2003	$359,705	0.36%		1.99%		0.48%		1.87%		7.71%
Six Months Ended April 30, 2004 (Unaudited)	$618,584	0.36%	(f)	2.10%	(f)	0.42%	(f)	2.04%	(f)	3.29%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/ reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	Not annualized.
(f)	Annualized.
(g)	The amount is less than 0.005.

See notes to financial statements.

80 Semiannual Report 2004

Gartmore Bond Index Fund

		Investment Activities
			Net Realized
			and
	Net Asset	Net	Unrealized	Total
	Value,	Investment	Gains	from
	Beginning	Income	(Losses) on	Investment
	of Period	(Loss)	Investments	Activities

Class A Shares
Period Ended October 31, 2000 (d)	$10.00	0.50	0.08	0.58
Year Ended October 31, 2001	$10.08	0.57	0.93	1.50
Year Ended October 31, 2002	$10.93	0.47	0.05	0.52
Year Ended October 31, 2003	$10.96	0.34	0.09	0.43
Six Months Ended April 30, 2004 (Unaudited)	$10.98	0.18	(0.07)	0.11
Class B Shares
Period Ended October 31, 2001 (e)	$10.75	0.02	0.18	0.20
Year Ended October 31, 2002	$10.93	0.41	0.05	0.46
Year Ended October 31, 2003	$10.96	0.29	0.07	0.36
Six Months Ended April 30, 2004 (Unaudited)	$10.98	0.14	(0.07)	0.07
Institutional Class Shares
Period Ended October 31, 2000 (d)	$10.00	0.54	0.09	0.63
Year Ended October 31, 2001	$10.09	0.63	0.91	1.54
Year Ended October 31, 2002	$10.92	0.52	0.05	0.57
Year Ended October 31, 2003	$10.95	0.39	0.09	0.48
Six Months Ended April 30, 2004 (Unaudited)	$10.98	0.20	(0.08)	0.12

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
	Net	Net		Net Asset
	Investment	Realized	Total	Value, End	Total
	Income	Gains	Distributions	of Period	Return (a)

Class A Shares
Period Ended October 31, 2000 (d)	(0.50)	—	(0.50)	$10.08	5.92%	(f)
Year Ended October 31, 2001	(0.57)	(0.08)	(0.65)	$10.93	15.28%
Year Ended October 31, 2002	(0.48)	(0.01)	(0.49)	$10.96	5.01%
Year Ended October 31, 2003	(0.40)	(0.01)	(0.41)	$10.98	3.96%
Six Months Ended April 30, 2004 (Unaudited)	(0.19)	—	(0.19)	$10.90	0.95%	(f)
Class B Shares
Period Ended October 31, 2001 (e)	(0.02)	—	(0.02)	$10.93	1.85%	(f)
Year Ended October 31, 2002	(0.42)	(0.01)	(0.43)	$10.96	4.38%
Year Ended October 31, 2003	(0.33)	(0.01)	(0.34)	$10.98	3.34%
Six Months Ended April 30, 2004 (Unaudited)	(0.15)	—	(0.15)	$10.90	0.65%	(f)
Institutional Class Shares
Period Ended October 31, 2000 (d)	(0.54)	—	(0.54)	$10.09	6.47%	(f)
Year Ended October 31, 2001	(0.63)	(0.08)	(0.71)	$10.92	15.71%
Year Ended October 31, 2002	(0.53)	(0.01)	(0.54)	$10.95	5.46%
Year Ended October 31, 2003	(0.44)	(0.01)	(0.45)	$10.98	4.47%
Six Months Ended April 30, 2004 (Unaudited)	(0.21)	—	(0.21)	$10.89	1.06%	(f)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
								Ratio of Net
				Ratio of Net		Ratio of		Investment
				Investment		Expenses		Income (Loss)
	Net Assets	Ratio of		Income		(Prior to		(Prior to
	at End of	Expenses		(Loss)		Reimbursements)		Reimbursements)
	Period	to Average		to Average		to Average		to Average		Portfolio
	(000s)	Net Assets		Net Assets		Net Assets (b)		Net Assets (b)		Turnover (c)

Class A Shares
Period Ended October 31, 2000 (d)	$8,352	0.81%	(g)	6.06%	(g)	3.48%	(g)	3.39%	(g)	35.74%
Year Ended October 31, 2001	$9,693	0.81%		5.04%		1.12%		4.73%		150.27%
Year Ended October 31, 2002	$38,447	0.72%		4.29%		0.84%		4.17%		124.75%
Year Ended October 31, 2003	$42,292	0.71%		3.07%		0.82%		2.96%		139.66%
Six Months Ended April 30, 2004 (Unaudited)	$38,388	0.71%	(g)	3.14%	(g)	0.77%	(g)	3.08%	(g)	57.77%
Class B Shares
Period Ended October 31, 2001 (e)	$10	1.41%	(g)	3.05%	(g)	1.63%	(g)	2.83%	(g)	150.27%
Year Ended October 31, 2002	$28	1.33%		3.69%		1.44%		3.58%		124.75%
Year Ended October 31, 2003	$256	1.31%		2.10%		1.41%		2.00%		139.66%
Six Months Ended April 30, 2004 (Unaudited)	$308	1.31%	(g)	2.54%	(g)	1.37%	(g)	2.48%	(g)	57.77%
Institutional Class Shares
Period Ended October 31, 2000 (d)	$3,763	0.31%	(g)	6.49%	(g)	10.87%	(g)	(4.07%	)(g)	35.74%
Year Ended October 31, 2001	$45,750	0.31%		5.51%		1.10%		4.72%		150.27%
Year Ended October 31, 2002	$185,141	0.31%		4.67%		0.45%		4.53%		124.75%
Year Ended October 31, 2003	$481,326	0.31%		3.34%		0.42%		3.23%		139.66%
Six Months Ended April 30, 2004 (Unaudited)	$734,514	0.31%	(g)	3.54%	(g)	0.37%	(g)	3.48%	(g)	57.77%

(a)	Excludes sales charge.
(b)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)	For the period from October 12, 2001 (commencement of operations) through October 31, 2001.
(f)	Not annualized.
(g)	Annualized.

See notes to financial statements.

2004 Semiannual Report 81

NorthPointe Small Cap Value Fund	Institutional Class symbol: NNSVX

How did the Fund perform?

For the semiannual period ended April 30, 2004, the NorthPointe Small Cap Value Fund returned 7.87% versus 6.54% for its benchmark, the Russell 2000® Index. For broader comparison, the average return for the Fund’s Lipper peer category of Small-Cap Core Funds was 8.28%.

During the second half of 2003, investors seemed to conclude that the economic slowdown was over and that an earnings recovery was on the horizon. The market reacted with a surge that, on the surface, appeared to be broad-based. Upon closer examination, however, the move actually was a rally fueled by a risky and speculative segment of the market. In terms of the small-cap market, returns were dominated by the micro-cap, or smallest-cap, segment of the market. Many micro-cap stocks tend to be illiquid, often trading at less than $5.00 per share, and are under a pall of negative earnings forecasts for 2003 and marginal improvement expectations for 2004. All in all, this environment proved to be a challenge for our type of investing, which emphasizes liquidity and earnings quality.

After a strong first two months 2004, buoyed by optimism that the economy was continuing to recover, the marketplace was jarred by a lackluster jobs report at the end of February and the terrorist attacks in Spain in March. At that point, a visible rotation back to defensive, higher-yielding stocks and perceived areas of safety took place.

During the semiannual period, it appears, once again, that active managers had a tougher time beating their benchmarks due to the heavy weighting in REITs and utilities. By April, investors were convinced of a jobs and economic recovery, and interest rates spiked. As a result, financial stocks, especially REITs, were hit hard. Fortunately, we have had other strong stocks that performed well in the downturn such as Guitar Center (GTRC), a retailer of musical instruments, and Triad Hospitals (TRI), a hospital management company.

As has been the case before, the markets have experienced volatile rotation around extraneous events that are difficult to predict. We continue to believe that the economy is improving with a concurrent improvement in earnings. We believe, therefore, that the market will keep its focus on company fundamentals—such as the strength of the balance sheet, income statement and cash flow—and that stocks will act in accordance with their prospects. This environment, one in which there is less focus on psychological factors and more focus on fundamentals should be a favorable one for our investment style. The Fund remains well-diversified across all of the various sectors. With an underweighting in financials and a slight overweighting in some of the more cyclically sensitive areas, however, we think we that the Fund is well positioned as the year progresses and the economy improves.

Portfolio Managers: Jeffrey Petherick, CFA and Mary Champagne, CFA

Average Annual Total Return

(For Periods Ended April 30, 2004)

	6 Month*	1 Yr.	Inception[1]

Institutional Class	7.87%	41.39%	12.52%

There are no sales charges on the shares of the NorthPointe Small Cap Value Fund.

*	Not Annualized

[1]	Fund commenced operations on June 29, 2000.

Growth of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in the Institutional Class of the NorthPointe Small Cap Value Fund, Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

(a)	The Russell 2000 is an unmanaged index of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b)	The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

82 Semiannual Report 2004

Statement of Investments
April 30, 2004 (Unaudited)

Northpointe Small Cap Value Fund

Common Stocks (96.2%)

	Shares or
	Principal Amount	Value

Aerospace (1.3%)
Alliant Techsystems, Inc. (b)	3,500	$207,515
MTC Technologies, Inc. (b)	8,900	233,269

		440,784

Agricultural Chemicals (0.5%)
IMC Global, Inc.	15,000	188,550

Air Transport (1.4%)
Continental Airlines, Inc., Class B (b)	15,100	160,966
SkyWest, Inc.	18,492	336,554

		497,520

Aluminum (0.7%)
Century Aluminum Co. (b)	11,400	225,720

Banks-Outside New York City (5.3%)
Capital Corp. of the West	7,224	266,927
Community First Bankshares, Inc.	6,500	209,170
Cullen/ Frost Bankers, Inc.	11,200	484,960
East West Bancorp, Inc.	4,373	246,331
First Community Bancorp, Inc.	4,600	157,090
Security Bank Corp.	3,702	118,094
Texas Regional Bancshares, Inc.	9,200	388,424

		1,870,996

Biotechnology Research & Production (0.4%)
Dyax Corp. (b)	5,900	82,600
Genta, Inc. (b)	4,700	40,326

		122,926

Building Materials (0.4%)
LSI Industries, Inc.	10,712	124,152

Chemicals (1.9%)
Aceto Corp.	11,850	162,108
Georgia Gulf Corp.	9,400	299,484
Millennium Chemicals, Inc.	11,200	183,344

		644,936

Coal (1.8%)
Consol Energy, Inc.	9,100	260,533
Peabody Energy Corp.	7,700	361,053

		621,586

Communications Technology (1.2%)
Enterasys Networks, Inc. (b)	35,300	74,130
Harris Corp.	5,100	229,755
Inter-Tel, Inc.	4,100	98,154

		402,039

Computer Services Software & Systems (4.4%)
Compuware Corp. (b)	44,500	340,425
Macromedia, Inc. (b)	13,100	269,860
MRO Software, Inc. (b)	9,814	130,821
NetIQ Corp. (b)	21,300	273,918
Parametric Technology Corp. (b)	30,500	139,690
Pinnacle Systems, Inc. (b)	26,700	210,129
TeleCommunication Systems, Inc. (b)	28,700	160,146

		1,524,989

Computer Technology (1.6%)
Advanced Digital Information Corp. (b)	23,300	246,048
Intergraph Corp. (b)	12,000	302,520

		548,568

Consumer Electronics (1.0%)
THQ, Inc. (b)	18,500	342,990

Cosmetics (0.6%)
Elizabeth Arden, Inc. (b)	9,480	207,612

Diversified Materials & Processing (0.7%)
CLARCOR, Inc.	5,800	255,316

Drugs & Pharmaceuticals (2.5%)
Guilford Pharmaceuticals, Inc. (b)	21,300	134,829
K-V Pharmaceutical Co. (b)	9,700	232,994
NeoPharm, Inc. (b)	11,506	235,298
Pharmaceutical Resources, Inc. (b)	6,300	253,890

		857,011

Electrical & Electronics (0.4%)
Pemstar, Inc. (b)	41,600	135,616

Electronics (0.4%)
BEI Technologies, Inc.	6,100	128,588

Electronics-Semi-Conductors & Components (0.7%)
Integrated Circuit Systems, Inc. (b)	10,500	248,745

Entertainment (0.8%)
AMC Entertainment, Inc. (b)	16,500	263,175

Financial-Miscellaneous (1.2%)
New Century Financial Corp.	4,400	186,692
Triad Guaranty, Inc. (b)	2,270	124,169
WFS Financial, Inc. (b)	2,580	114,913

		425,774

2004 Semiannual Report 83

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Northpointe Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Foods (1.7%)
Del Monte Foods Co. (b)	28,000	$309,680
John B. Sanfilippo & Son, Inc. (b)	5,100	159,987
Lance, Inc.	8,160	123,298

		592,965

Health Care Facilities (1.8%)
Kindred Healthcare, Inc. (b)	4,900	240,002
Triad Hospitals, Inc. (b)	10,700	363,907

		603,909

Health Care Management Services (0.5%)
Per-Se Technologies, Inc. (b)	11,400	121,980
Select Medical Corp.	3,400	64,430

		186,410

Health Care Services (1.0%)
Apria Healthcare Group, Inc. (b)	11,400	328,776

Homebuilding (0.9%)
Levitt Corp., Class A (b)	6,688	152,486
Standard Pacific Corp.	3,300	166,452

		318,938

Household Furnishings (0.7%)
Furniture Brands International, Inc.	4,800	135,072
La-Z-Boy, Inc.	5,400	112,536

		247,608

Identification Control & Filter Devices (0.6%)
Hubbell, Inc.	4,300	193,242

Insurance-Life (0.8%)
Scottish Re Group Ltd.	12,200	266,936

Insurance-Multi-Line (1.3%)
American Financial Realty Trust	29,200	432,160

Insurance-Property & Casualty (1.7%)
Aspen Insurance Holdings Ltd.	10,800	251,856
ProAssurance Corp. (b)	8,500	288,320
RLI Corp.	1,656	57,546

		597,722

Investment Management Companies (1.6%)
Affiliated Managers Group, Inc. (b)	6,850	333,595
Tortoise Energy Infrastructure Corp. (b)	8,800	204,512

		538,107

Leisure Time (1.4%)
K2, Inc. (b)	16,500	241,890
West Marine, Inc. (b)	8,800	255,904

		497,794

Machinery-Agricultural (0.6%)
AGCO Corp. (b)	10,000	192,500

Machinery-Construction & Handling (0.5%)
Terex Corp. (b)	4,900	160,965

Machinery-Industrial & Specialty (1.7%)
Gardner Denver, Inc. (b)	5,100	133,722
Joy Global, Inc.	5,100	133,875
Kennametal, Inc.	4,600	198,536
Tecumseh Products Co.	3,350	130,215

		596,348

Machinery-Oil Well Equipment & Services (0.7%)
Key Energy Services, Inc. (b)	23,000	245,180

Medical & Dental Instruments & Supplies (2.8%)
dj Orthopedics, Inc. (b)	12,713	292,780
STERIS Corp. (b)	15,800	350,128
Synovis Life Technologies, Inc. (b)	11,600	185,600
ThermoGenesis Corp. (b)	26,700	125,223

		953,731

Metal & Glass Packing (0.4%)
Anchor Glass Container Corp.	8,000	126,480

Metal Fabricating (1.9%)
Maverick Tube Corp. (b)	14,410	326,098
NN, Inc.	13,600	155,312
Timken Co.	8,000	176,480

		657,890

Metals & Minerals Miscellaneous (1.3%)
GrafTech International Ltd. (b)	5,500	48,785
Minerals Technologies, Inc.	3,100	181,815
Stillwater Mining Co. (b)	15,400	206,822

		437,422

Multi-Sector Companies (2.4%)
Carlisle Cos., Inc.	5,900	349,575
Jacuzzi Brands, Inc. (b)	24,200	211,508
Teleflex, Inc.	5,900	269,335

		830,418

Networking Products (0.4%)
Hypercom Corp. (b)	19,600	131,320

84 Semiannual Report 2004

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Oil-Integrated Domestic (0.3%)
KCS Energy, Inc. (b)	8,400	$100,968

Oil-Crude Producers (1.8%)
Chesapeake Energy Corp.	25,900	356,125
Energy Partners Ltd. (b)	18,840	263,760

		619,885

Paper (0.8%)
Albany International Corp., Class A	9,200	280,600

Printing And Copying Services (0.5%)
Bowne & Co., Inc.	9,377	158,753

Production Technology Equipment (1.3%)
Axcelis Technologies, Inc. (b)	26,500	278,515
Credence Systems Corp. (b)	14,200	158,188

		436,703

Radio & TV Broadcasters (1.7%)
Cumulus Media, Inc. (b)	14,147	297,370
Emmis Communications Corp., Class A (b)	11,900	278,460

		575,830

Railroads (0.8%)
RailAmerica, Inc. (b)	22,200	271,284

Real Estate Investment Trusts (REIT) (5.8%)
Ashford Hospitality Trust	36,000	302,400
Capital Lease Funding, Inc. (b)	19,600	206,192
CBL & Associates Properties, Inc.	8,800	442,199
Corporate Office Properties Trust	11,100	225,885
Equity One, Inc.	14,500	237,800
Friedman Billings Ramsey Group, Inc.	13,270	245,495
Government Properties Trust, Inc.	18,100	198,195
Luminent Mortgage Capital, Inc.	13,700	175,497

		2,033,663

Recreational Vehicles & Boats (0.7%)
Fleetwood Enterprises, Inc. (b)	17,200	249,400

Restaurants (1.6%)
CBRL Group, Inc.	7,100	266,605
Checkers Drive-In Restaurants, Inc. (b)	14,515	153,278
Triarc Cos., Inc.	3,800	41,800
Triarc Cos., Inc., Class B	7,500	78,375

		540,058

Retail (5.1%)
Brown Shoe Co., Inc.	4,600	168,268
Central Garden & Pet Co. (b)	5,800	223,358
CSK Auto Corp. (b)	9,100	167,986
Global Imaging Systems, Inc. (b)	7,600	263,112
Guitar Center, Inc. (b)	7,700	319,704
Jos. A. Bank Clothiers, Inc. (b)	5,000	157,300
Linens ’n Things, Inc. (b)	5,800	188,152
ShopKo Stores, Inc. (b)	11,600	153,816
United Auto Group, Inc.	5,200	160,316

		1,802,012

Savings & Loan (4.9%)
BankAtlantic Bancorp, Inc., Class A	26,652	417,104
BankUnited Financial Corp., Class A (b)	12,800	338,304
Commercial Capital Bancorp, Inc. (b)	11,700	206,622
First Niagara Financial Group, Inc.	18,800	236,880
Franklin Bank Corp. (b)	11,640	196,832
ITLA Capital Corp. (b)	7,400	318,200

		1,713,942

Securities Brokerage & Services (1.7%)
American Capital Strategies Ltd.	8,500	223,125
NCO Group, Inc. (b)	15,600	354,120

		577,245

Services-Commercial (4.9%)
Casella Waste Systems, Inc., Class A (b)	12,000	174,000
Hudson Highland Group, Inc. (b)	5,700	174,363
Integrated Alarm Services Group, Inc. (b)	25,100	243,470
Labor Ready, Inc. (b)	14,000	176,960
Pegasus Systems, Inc. (b)	25,000	267,500
Roto-Rooter, Inc.	6,500	314,600
Waste Connections, Inc. (b)	9,000	362,430

		1,713,323

Shipping (0.5%)
Kirby Corp. (b)	4,980	171,810

Steel (0.1%)
Carpenter Technology Corp.	1,190	32,499

Tire & Rubber (1.2%)
Cooper Tire & Rubber Co.	18,800	402,132

Transportation Misc. (0.8%)
Pacer International, Inc. (b)	14,600	274,480

Truckers (0.5%)
Overnite Corp.	7,400	177,600

2004 Semiannual Report 85

Statement of Investments (Continued)
April 30, 2004 (Unaudited)

Northpointe Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares or
	Principal Amount	Value

Utilities-Electrical (2.6%)
Black Hills Corp.	7,520	$230,037
Duquesne Light Holdings, Inc.	16,200	304,074
Westar Energy, Inc.	17,100	349,011

		883,122

Utilities-Gas Distributors (1.9%)
Questar Corp.	9,100	322,777
Southwestern Energy Co. (b)	13,100	329,465

		652,242

Utilities-Telecommunications (0.4%)
Nextel Partners, Inc., Class A (b)	11,400	152,190

Utilities-Water (0.4%)
American States Water Co.	6,004	138,993

Total Common Stocks		33,173,148

Repurchase Agreements (4.6%)

	Shares or
	Principal Amount	Value

CS First Boston, 0.94% dated 04/30/04, due 05/03/04, repurchase price $927,405 (Fully collateralized by AA Corporate Bonds, Treasury Notes & U.S. Agency Securities)	$927,332	927,332
Nomura Securities, 0.94%, dated 04/30/04, due 05/03/04, repurchase price $662,578 (Fully collateralized by AA Corporate Bonds)	662,526	662,526

Total Repurchase Agreements		1,589,858

Total Investments (Cost $32,429,951) (a) — 100.8%		34,763,006
Liabilities in excess of other assets — (0.8)%		(286,530)

NET ASSETS — 100.0%		$34,476,476

(a)	See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.

See notes to financial statements.

86 Semiannual Report 2004

Statement of Assets and Liabilities
April 30, 2004 (Unaudited)

NorthPointe Small
Cap Value Fund

Assets:
Investments, at value (cost $30,840,093)	$33,173,148
Repurchase agreements, at cost	1,589,858

Total Investments	34,763,006

Cash	135,611
Collateral for securities loaned	9,110,558
Interest and dividends receivable	4,551
Receivable for investments sold	379,328
Prepaid expenses and other assets	343

Total Assets	44,393,397

Liabilities:
Payable to investment adviser	647
Payable for investments purchased	772,553
Payable for return of collateral received for securities on loan	9,110,558
Accrued expenses and other payables
Investment advisory fees	24,915
Fund administration and transfer agent fees	3,687
Other	4,561

Total Liabilities	9,916,921

Net Assets	$34,476,476

Represented by:
Capital	$24,958,808
Accumulated net investment income (loss)	(16,634)
Accumulated net realized gains (losses) from investment transactions	7,201,247
Net unrealized appreciation (depreciation) on investments	2,333,055

Net Assets	$34,476,476

Net Assets:
Institutional Class Shares	$34,476,476

Total	$34,476,476

Shares Outstanding (unlimited number of shares authorized):
Institutional Class Shares	2,493,548

Total	2,493,548

Net Asset Value: (a)
Institutional Class Shares	$13.83

(a)	Institutional class shares are not subject to a front-end sales charge.

See notes to financial statements.

2004 Semiannual Report 87

Statement of Operations
For the Six Months Ended April 30, 2004 (Unaudited)

NorthPointe Small
Cap Value Fund

INVESTMENT INCOME:
Interest income	$7,898
Dividend income	183,710
Income from securities lending	11,595

Total Income	203,203

Expenses:
Investment advisory fees	156,491
Fund administration and transfer agent fees	21,985
Other	5,780

Total expenses before waived or reimbursed expenses	184,256

Expenses reimbursed	(149)

Total Expenses	184,107

Net Investment Income (Loss)	19,096

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains (losses) on investments transactions	7,269,842
Net change in unrealized appreciation/depreciation on investments	(4,198,922)

Net realized/unrealized gains (losses) on investments	3,070,920

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,090,016

See notes to financial statements.

88 Semiannual Report 2004

Statements of Changes in Net Assets

	NorthPointe Small Cap Value Fund

	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003

	(Unaudited)

FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income (loss)	$19,096	$79,608
Net realized gains (losses) on investment transactions	7,269,842	2,327,065
Net change in unrealized appreciation/depreciation on investments	(4,198,922)	8,548,390

Change in net assets resulting from operations	3,090,016	10,955,063

Distributions to Institutional Class Shareholders from:
Net investment income	(35,730)	(102,987)
Net realized gains on investments	(2,004,933)	—

Change in net assets from shareholder distributions	(2,040,663)	(102,987)

Change in net assets from capital transactions	(5,900,917)	(1,484,707)

Change in net assets	(4,851,564)	9,367,369
Net Assets:
Beginning of period	39,328,040	29,960,671

End of period	$34,476,476	$39,328,040

See notes to financial statements.

2004 Semiannual Report 89

Financial Highlights
Selected Data for Each Share of Capital Outstanding

NorthPointe Small Cap Value Fund

		Investment Activities			Distributions
			Net Realized
	Net Asset	Net	and	Total
	Value,	Investment	Unrealized Gains	from	Net
	Beginning	Income	(Losses) on	Investment	Investment
	of Period	(Loss)	Investments	Activities	Income

Institutional Class Shares
Period Ended October 31, 2000 (b)	$10.00	0.02	0.49	0.51	(0.01)
Year Ended October 31, 2001	$10.50	0.13	0.62	0.75	(0.11)
Year Ended October 31, 2002	$11.14	0.06	(0.69)	(0.63)	(0.06)
Year Ended October 31, 2003	$9.82	0.03	3.72	3.75	(0.04)
Six Months Ended April 30, 2004 (Unaudited)	$13.53	—	1.05	1.05	(0.01)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Distributions
						Net Assets
	Net		Net Asset			at End of
	Realized	Total	Value, End	Total		Period
	Gains	Distributions	of Period	Return		(000s)

Institutional Class Shares
Period Ended October 31, 2000 (b)	—	(0.01)	$10.50	5.14%	(c)	$23,359
Year Ended October 31, 2001	—	(0.11)	$11.14	7.13%		$30,470
Year Ended October 31, 2002	(0.63)	(0.69)	$9.82	(6.43%	)	$29,961
Year Ended October 31, 2003	—	(0.04)	$13.53	38.25%		$39,328
Six Months Ended April 30, 2004 (Unaudited)	(0.74)	(0.75)	$13.83	7.87%	(c)	$34,476

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Ratios / Supplemental Data
							Ratio of Net
			Ratio of Net		Ratio of		Investment
			Investment		Expenses		Income
	Ratio of		Income		(Prior to		(Prior to
	Expenses		(Loss)		Reimbursements)		Reimbursements)
	to Average		to Average		to Average		to Average		Portfolio
	Net Assets		Net Assets		Net Assets (a)		Net Assets (a)		Turnover

Institutional Class Shares
Period Ended October 31, 2000 (b)	1.00%	(d)	0.82%	(d)	1.79%	(d)	0.03%	(d)	49.93%
Year Ended October 31, 2001	1.00%		1.00%		1.38%		0.62%		150.45%
Year Ended October 31, 2002	1.00%		0.52%		1.06%		0.46%		105.59%
Year Ended October 31, 2003	1.00%		0.25%		1.01%		0.23%		102.63%
Six Months Ended April 30, 2004 (Unaudited)	1.00%	(d)	0.10%	(d)	1.01%	(d)	0.09%	(d)	71.61%

(a)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	For the period from June 29, 2000 (commencement of operations) through October 31, 2000.
(c)	Not annualized.
(d)	Annualized.

See notes to financial statements.

90 Semiannual Report 2004

Notes to Financial Statements
April 30, 2004 (Unaudited)

1. Organization

Gartmore Mutual Funds (the “Trust”) is an open-end management investment company. Prior to January 25, 2002 the Trust was named Nationwide Mutual Funds. The Trust was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 30, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On April 30, 2004, the Trust had authorized an unlimited number of shares of beneficial interest (“shares”) without par value. The Trust operates thirty-seven (37) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the 6 funds listed below (individually a “Fund”, collectively the “Funds”):

-	Gartmore S&P 500 Index Fund (“S&P 500 Index”) (formerly Nationwide S&P 500 Index Fund)
-	Gartmore Mid Cap Market Index Fund (“Mid Cap Market Index”) (formerly Nationwide Mid Cap Market Index Fund)
-	Gartmore Small Cap Index Fund (“Small Cap Index”) (formerly Nationwide Small Cap Index Fund)
-	Gartmore International Index Fund (“International Index”) (formerly Nationwide International Index Fund)
-	Gartmore Bond Index Fund (“Bond Index”) (formerly Nationwide Bond Index Fund)
-	NorthPointe Small Cap Value Fund (“Small Cap Value”)

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees. Prices are taken from the primary market or exchange in which each security trades. Most securities listed on a foreign exchange to date have been valued at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be “short-term” and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Trust’s Board of Trustees. The “Fair Value” of such securities is determined in good faith by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a “Fair Value” may include the following non-exclusive list of SEC

2004 Semiannual Report 91

Notes to Financial Statements (Continued)
April 30, 2004 (Unaudited)

acceptable methods: (I) a multiple of earnings, (ii) the discount from market value of a similar, freely traded security, (iii) the yield-to-maturity for debt issues, or (iv) a consolidation of the methods. The Gartmore Fair Value Committee considers a non-exclusive list of factors to arrive at the appropriate method of determining “Fair Value.” For example, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

Beginning July 1, 2004, the Funds holding foreign equity securities (the “Foreign Equity Funds”) will begin to value foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

(b)	Repurchase Agreements

The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

(c)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)	Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange

92 Semiannual Report 2004

controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

(e)	Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)	Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. A gain or loss equal to the daily variation margin is recognized on a daily basis. Future contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(g)	Swap Contracts

The Funds may engage in swap contracts in order to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in unrealized gains or losses on swap contracts is reported as unrealized gains or losses in Statement of Operations. A realized gain or loss is recorded upon termination of swap contracts. Swap contracts are stated at fair value. Notional principal amounts are used to express the extent of involvement in these contracts, but the amounts potentially subject to credit risk are much smaller.

At April 30, 2004, Bond Index’s open swap contracts were as follows:

		Underlying	Unrealized
	Expiration	Notional	Appreciation
Description	Date	Value	(Depreciation)

Index Swap with Morgan Stanley Capital Services Inc., Pays net of the total return of the Lehman Brothers CMBS Investment Grade plus 100 bps minus Libor minus 40 bps. Gartmore Bond Index Fund receives positive pays negative	09/30/04	$20,000,000	($692,397)

2004 Semiannual Report 93

Notes to Financial Statements (Continued)
April 30, 2004 (Unaudited)

(h)	Mortgage Dollar Rolls

Certain Funds may enter into mortgage “dollar rolls” in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA’s on the Statement of Investments of the applicable Funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase. Mortgage dollar rolls are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Fund’s Board of Trustees.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(j)	Securities Lending

To generate additional income, each of the Funds may lend up to 33 1/3% of its total assets pursuant to agreements, requiring that the Fund receives cash or securities as collateral with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter requiring the borrower to mark to market the collateral on a daily basis so that the market value of the collateral does not fall below 100% of the market value of the portfolio securities loaned. The cash collateral received by the Funds at April 30, 2004 was invested in a Funding Agreement (with interest rate of 1.29% and maturity date of May 31, 2005), Master Notes (with interest rates ranging from 1.16% to 1.24% and maturity dates ranging from June 2004 through December 2004), Medium Term Notes (with interest rates ranging from 1.12% to 1.31% and maturity dates ranging from May 2005 through February 2006), Repurchase Agreements (with interest rates ranging from 1.04% to 1.08% and maturity dates of May 3, 2004), and Yankee Certificate of Deposits (with interest rates ranging from 1.10% to 1.21% and maturity dates ranging from February 2005 through November 2005). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Funds’ investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. JPMorgan Chase Bank serves as custodian for the securities lending program of the Funds. JPMorgan Chase Bank receives a custody fee based on the value of collateral received from borrowers. As of April 30, 2004, the following Funds had securities with the following market values on loan:

	Market Value
	of Loaned	Market Value of
Fund	Securities	Collateral*

S&P 500 Index	$33,973,754	$35,337,336

Mid Cap Market Index	62,883,798	65,303,881

Small Cap Index	46,340,331	48,493,501

International Index	98,667,634	104,715,454

Bond Index	175,716,489	179,581,429

Small Cap Value	8,795,254	9,110,558

*	Includes securities and cash collateral

94 Semiannual Report 2004

(k)	Distributions to Shareholders

Net investment income, if any, is declared daily and paid monthly for the Bond Index Fund and is declared and paid quarterly for all other Funds. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, these excesses are reported as distributions of paid-in-capital.

(l)	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes.

(m)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all funds within the Trust. For the Equity Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. For the Bond Funds, the allocation method used is based on the fair value of settled shares outstanding. Under this method, earnings are allocated based on the fair value of settled shares. Expenses specific to a class (such are 12b-1 and administrative services fees) are charged to that class.

(n)	Capital Share Transactions

Transactions in capital shares of the Funds were as follows:

2004 Semiannual Report 95

Notes to Financial Statements (Continued)
April 30, 2004 (Unaudited)

	S&P 500 Index		Mid Cap Market Index
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003	April 30, 2004	October 31, 2003

	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,597,633	$1,828,678	$23,417,954	$22,747,677
Dividends reinvested	36,183	52,980	563,473	102,486
Cost of shares redeemed	(1,015,322)	(888,404)	(13,648,967)	(10,104,677)

	618,494	993,254	10,332,460	12,745,486

Class B Shares
Proceeds from shares issued	1,283,207	1,202,549	254,339	172,330
Dividends reinvested	8,939	13,037	3,504	49
Cost of shares redeemed	(216,228)	(438,620)	(3,255)	(7,981)

	1,075,918	776,966	254,588	164,398

Class C Shares
Proceeds from shares issued	94,980	9,977 (a)	2,990	20,011 (a)
Dividends reinvested	150	—	229	—
Cost of shares redeemed	—	—	—	—

	95,130	9,977	3,219	20,011

Institutional Class Shares
Proceeds from shares issued	401,320,672	381,796,247	154,486,847	145,491,963
Dividends reinvested	5,713,618	5,403,845	4,290,826	1,165,898
Cost of shares redeemed	(134,387,724)	(80,291,097)	(38,632,159)	(29,045,945)

	272,646,566	306,908,995	120,145,514	117,611,916

Service Class Shares
Proceeds from shares issued	83,125,861	115,667,745	—	—
Dividends reinvested	2,432,043	3,283,193	—	—
Cost of shares redeemed	(23,851,423)	(31,059,326)	—	—

	61,706,481	87,891,612	—	—

Institutional Service Class Shares
Proceeds from shares issued	12,257,939	21,783,046	—	—
Dividends reinvested	379,308	565,062	—	—
Cost of shares redeemed	(3,761,278)	(17,700,358)	—	—

	8,875,969	4,647,750	—	—

Local Fund Shares
Dividends reinvested	707	1,148	—	—

	707	1,148	—	—

Change in net assets from capital transactions	$345,019,265	$401,229,702	$130,735,781	$130,541,811

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Small Cap Index
	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003

	(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$33,127,575	$35,834,926
Dividends reinvested	950,824	108,894
Cost of shares redeemed	(14,995,135)	(11,941,012)

	19,083,264	24,002,808

Class B Shares
Proceeds from shares issued	151,125	117,116
Dividends reinvested	4,574	116
Cost of shares redeemed	(3,740)	(4,489)

	151,959	112,743

Class C Shares
Proceeds from shares issued	2,992	20,111 (a)
Dividends reinvested	361	—
Cost of shares redeemed	(2,025)	—

	1,328	20,111

Institutional Class Shares
Proceeds from shares issued	66,817,247	59,524,627
Dividends reinvested	2,472,993	540,240
Cost of shares redeemed	(27,518,086)	(16,579,521)

	41,772,154	43,485,346

Service Class Shares
Proceeds from shares issued	—	—
Dividends reinvested	—	—
Cost of shares redeemed	—	—

	—	—

Institutional Service Class Shares
Proceeds from shares issued	—	—
Dividends reinvested	—	—
Cost of shares redeemed	—	—

	—	—

Local Fund Shares
Dividends reinvested	—	—

	—	—

Change in net assets from capital transactions	$61,008,705	$67,621,008

(a)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.

96 Semiannual Report 2004

	S&P 500 Index		Mid Cap Market Index
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003	April 30, 2004	October 31, 2003

	(Unaudited)		(Unaudited)
SHARE TRANSACTIONS:
Class A Shares
Issued	166,622	224,195	1,861,031	2,175,011
Reinvested	3,823	6,546	45,862	10,230
Redeemed	(106,256)	(107,324)	(1,076,158)	(992,214)

	64,189	123,417	830,735	1,193,027

Class B Shares
Issued	132,786	147,704	20,117	16,581
Reinvested	948	1,630	289	5
Redeemed	(22,448)	(56,310)	(258)	(861)

	111,286	93,024	20,148	15,725

Class C Shares
Issued	9,717	1,133 (a)	241	1,750 (a)
Reinvested	16	—	19	—
Redeemed	—	—	—	—

	9,733	1,133	260	1,750

Institutional Class Shares
Issued	41,652,074	46,941,237	12,159,635	14,421,674
Reinvested	601,494	660,006	346,711	114,442
Redeemed	(13,708,069)	(10,009,047)	(3,011,392)	(2,875,636)

	28,545,499	37,592,196	9,494,954	11,660,480

Service Class Shares
Issued	8,646,610	14,209,589	—	—
Reinvested	257,164	406,279	—	—
Redeemed	(2,501,529)	(3,862,780)	—	—

	6,402,245	10,753,088	—	—

Institutional Service Class Shares
Issued	1,279,800	2,727,480	—	—
Reinvested	39,980	69,828	—	—
Redeemed	(391,146)	(2,144,113)	—	—

	928,634	653,195	—	—

Local Fund Shares
Reinvested	75	141	—	—

	75	141	—	—

Total change in shares	36,061,661	49,216,194	10,346,097	12,870,982

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Small Cap Index
	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003

	(Unaudited)
SHARE TRANSACTIONS:
Class A Shares
Issued	3,022,481	3,998,321
Reinvested	89,676	13,066
Redeemed	(1,355,266)	(1,403,843)

	1,756,891	2,607,544

Class B Shares
Issued	13,741	12,631
Reinvested	434	15
Redeemed	(359)	(598)

	13,816	12,048

Class C Shares
Issued	270	2,018 (a)
Reinvested	34	—
Redeemed	(180)	—

	124	2,018

Institutional Class Shares
Issued	6,041,846	7,033,832
Reinvested	231,244	64,463
Redeemed	(2,467,201)	(1,963,299)

	3,805,889	5,134,996

Service Class Shares
Issued	—	—
Reinvested	—	—
Redeemed	—	—

	—	—

Institutional Service Class Shares
Issued	—	—
Reinvested	—	—
Redeemed	—	—

	—	—

Local Fund Shares
Reinvested	—	—

	—	—

Total change in shares	5,576,720	7,756,606

(a)	For the period from October 22, 2003 (commencement of operations) through October 31, 2003.

2004 Semiannual Report 97

Notes to Financial Statements (Continued)
April 30, 2004 (Unaudited)

	International Index		Bond Index
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003	April 30, 2004	October 31, 2003

	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$24,693,880	$119,622,571	$6,122,480	$30,725,035
Dividends reinvested	152,636	252,921	697,880	1,726,592
Cost of shares redeemed	(18,129,570)	(119,862,372)	(10,449,032)	(28,679,148)

	6,716,946	13,120	(3,628,672)	3,772,479

Class B Shares
Proceeds from shares issued	41,741	13,648	61,815	261,455
Dividends reinvested	682	1,222	3,242	2,592
Cost of shares redeemed	(8,059)	(10,145)	(10,089)	(31,327)

	34,364	4,725	54,968	232,720

Institutional Class Shares
Proceeds from shares issued	249,233,169	248,081,936	289,257,331	335,894,088
Dividends reinvested	4,769,859	4,721,725	10,943,668	11,973,979
Cost of shares redeemed	(35,238,861)	(70,327,032)	(38,944,518)	(49,645,865)

	218,764,167	182,476,629	261,256,481	298,222,202

Change in net assets from capital transactions	$225,515,477	$182,494,474	$257,682,777	$302,227,401

SHARE TRANSACTIONS:
Class A Shares
Issued	3,466,710	21,676,575	551,797	2,776,357
Reinvested	21,290	45,133	62,985	155,870
Redeemed	(2,554,365)	(21,579,769)	(942,321)	(2,589,441)

	933,635	141,939	(327,539)	342,786

Class B Shares
Issued	5,951	2,702	5,587	23,372
Reinvested	97	218	293	235
Redeemed	(1,090)	(1,900)	(910)	(2,816)

	4,958	1,020	4,970	20,791

Institutional Class Shares
Issued	34,501,555	44,034,205	26,112,110	30,355,893
Reinvested	667,170	828,041	986,928	1,082,080
Redeemed	(4,923,536)	(12,488,487)	(3,496,481)	(4,489,431)

	30,245,189	32,373,759	23,602,557	26,948,542

Total change in shares	31,183,782	32,516,718	23,279,988	27,312,119

98 Semiannual Report 2004

	Small Cap Value
	Six Months Ended	Year Ended
	April 30, 2004	October 31, 2003

	(Unaudited)
CAPITAL TRANSACTIONS:
Institutional Class Shares
Proceeds from shares issued	$3,756,000	$2,061,469
Dividends reinvested	1,999,012	64,171
Cost of shares redeemed	(11,655,929)	(3,610,347)

Change in net assets from capital transactions	$(5,900,917)	$(1,484,707)

SHARE TRANSACTIONS:
Institutional Class Shares
Issued	255,636	195,363
Reinvested	145,807	6,148
Redeemed	(814,397)	(345,488)

Total change in shares	(412,954)	(143,977)

(o)	Other

The cost of Investments was for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities for each Fund as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation
Fund	Appreciation	Depreciation	(Depreciation)

S&P 500 Index	$119,351,907	$(81,319,582)	$38,032,325

Mid Cap Market Index	52,206,234	(7,168,385)	45,037,849

Small Cap Index	28,366,962	(5,452,990)	22,913,972

International Index	85,833,557	(5,195,078)	80,638,479

Bond Index	4,047,245	(10,433,317)	(6,386,072)

Small Cap Value	3,752,326	(1,419,271)	2,333,055

3. Transactions with Affiliates

Under the terms of the Investment Advisory Agreements, Gartmore Mutual Fund Capital Trust (“GMF”) manages the investment of the assets and supervises the daily business affairs of their respective Funds (as shown in the table below). GMF is a wholly-owned subsidiary of Gartmore Global Investments, Inc. (“GGI”), a holding company. GGI is a majority-owned subsidiary of Gartmore Global Asset Management Trust (“GGAMT”). GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. GMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser, if applicable, for the Funds it advises. The subadvisers manage each of their respective Fund’s investments and have the responsibility for making all investment decisions for the applicable Funds. The adviser and subadviser, if applicable, for each Fund is as follows:

Fund	Adviser	Subadviser

S&P 500 Index	GMF	Fund Asset Management, L.P.

Mid Cap Market Index	GMF	Fund Asset Management, L.P.

Small Cap Index	GMF	Fund Asset Management, L.P.

International Index	GMF	Fund Asset Management, L.P.

Bond Index	GMF	Fund Asset Management, L.P.

Small Cap Value	GMF	NorthPointe Capital, LLC(a)

(a)	Affiliate of GMF.

2004 Semiannual Report 99

Notes to Financial Statements (Continued)
April 30, 2004 (Unaudited)

Under the terms of the Investment Advisory Agreements, each Fund pays GMF an investment advisory fee based on that Fund’s average daily net assets. From such fees, pursuant to the subadvisory agreements, GMF pays fees to the subadviser. Additional information regarding the investment advisory fees and subadvisory fees for GMF and the subadvisers, where applicable, is as follows for the six months ended April 30, 2004:

		Total	Fees	Paid to
Fund	Fee Schedule	Fees	Retained	Subadviser

S&P 500 Index (a)	All Assets	0.13%	0.11%	0.02%

Mid Cap Market Index (b)	Up to $1.5 billion	0.22%	0.13%	0.09%
	On the next $1.5 billion	0.21%	0.12%	0.09%
	On $3 billion and more	0.20%	0.11%	0.09%

Small Cap Index (c)	Up to $1.5 billion	0.20%	0.13%	0.07%
	On the next $1.5 billion	0.19%	0.12%	0.07%
	On $3 billion and more	0.18%	0.11%	0.07%

International Index (d)	Up to $1.5 billion	0.27%	0.15%	0.12%
	On the next $1.5 billion	0.26%	0.14%	0.12%
	On $3 billion and more	0.25%	0.13%	0.12%

Bond Index (e)	Up to $1.5 billion	0.22%	0.13%	0.09%
	On the next $1.5 billion	0.21%	0.12%	0.09%
	On $3 billion and more	0.20%	0.11%	0.09%

Small Cap Value	All Assets	0.85%	—	0.85%

(a)	Prior to March 1, 2004, the advisory fee was 0.13% on assets up to $1.5 billion and 0.13% on the next $1.5 billion and 0.11% on assets of $3 billion and more.
(b)	Prior to March 1, 2004, the advisory fee was 0.22% on all asset levels.
(c)	Prior to March 1, 2004, the advisory fee was 0.20% on all asset levels.
(d)	Prior to March 1, 2004, the advisory fee was 0.27% on all asset levels.
(e)	Prior to March 1, 2004, the advisory fee was 0.22% on all asset levels.

GMF and the Funds have entered into written contracts (“Expense Limitation Agreements”) limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expense, Rule 12b-1 fees and administrative services fees) from exceeding the amounts listed in the table below until at least February 29, 2005:

	Expense Caps

					Institutional
	Class A	Class B	Class C	Class R	Class
Fund	Shares	Shares	Shares	Shares	Shares

S&P 500 Index	0.63%	1.23%	1.23%	0.23%	0.23%

Mid Cap Market Index	0.81%	1.41%	1.41%	0.31%	0.31%

Small Cap Index (a)	0.79%	1.39%	1.39%	0.29%	0.29%

International Index (a)	0.86%	1.46%	1.46%	0.36%	0.36%

Bond Index (a)	0.81%	1.41%	1.41%	0.31%	0.31%

Small Cap Value	n/a	n/a	n/a	n/a	1.00%

[Additional columns below]

[Continued from above table, first column(s) repeated]

Expense Caps

	Institutional	Service	Local
	Service	Class	Fund
Fund	Class Shares	Shares	Shares

S&P 500 Index	0.48%	0.63%	0.35%

Mid Cap Market Index	n/a	n/a	n/a

Small Cap Index (a)	n/a	n/a	n/a

International Index (a)	n/a	n/a	n/a

Bond Index (a)	n/a	n/a	n/a

Small Cap Value	n/a	n/a	n/a

(a)	The Expense Limitation Agreement for these Funds also states that the expense ratio for each class will not exceed 4.00% through March 1, 2011.

GMF may request and receive reimbursement from certain Funds of the advisory fees waived and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreements at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of

100 Semiannual Report 2004

amounts previously waived or assumed by GMF is not permitted. As of the six months ended April 30, 2004, the cumulative potential reimbursements were as follows:

Fund	Amount	Expires

Mid Cap Market Index	$613,492	February 28, 2005

Small Cap Index	489,884	February 28, 2005

International Index	857,975	February 28, 2005

Bond Index	949,967	February 28, 2005

Small Cap Value	177,255	February 28, 2005

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. (“GDSI”), the Funds’ distributor, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed the following:

	Class A	Class B	Class C	Service	Local
Fund	Shares	Shares	Shares	Class Shares	Fund Shares

Large Cap Growth	0.25%	1.00%	1.00%	n/a	n/a

Small Cap	0.25%	1.00%	1.00%	n/a	n/a

S&P 500 Index	0.25%	1.00%	1.00%	0.15%	0.07%

Mid Cap Market Index	0.25%	1.00%	1.00%	n/a	n/a

Small Cap Index	0.25%	1.00%	1.00%	n/a	n/a

International Index	0.25%	1.00%	n/a	n/a	n/a

Bond Index	0.25%	1.00%	n/a	n/a	n/a

Small Cap Value	n/a	n/a	n/a	n/a	n/a

Pursuant to an Underwriting Agreement, GDSI serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A and Class C shares (until April 1, 2004). These fees are deducted from and are not included in proceeds from sales of Class A and Class C shares. From these fees, GDSI pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A and Class C shares of the Funds. GDSI also receives fees for services as principal underwriter for Class B shares of the Funds. These fees are contingent deferred sales charges (“CDSCs”) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder’s account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC fee of 1% imposed on redemptions of Class C shares made within one year of purchase. For the six months ended April 30, 2004, GDSI received commissions of $141,524 from front-end sales charges of Class A and Class C shares and from CDSC fees from Class B and Class C shares of the Funds, of which $347,085 was reallowed to affiliated broker-dealers of the Funds.

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust (“GSA”) provides various administrative and accounting services for the Funds, and Gartmore Investors Services, Inc. (“GISI”), an indirect subsidiary of GSA, serves as Transfer Agent and Dividend Disbursing Agent for each of the Funds. The fees for the services provided under such agreement is calculated based on the Trust’s average daily net assets according to the

2004 Semiannual Report 101

Notes to Financial Statements (Continued)
April 30, 2004 (Unaudited)

fee schedule below. The fees then are allocated proportionately among all Funds within the Trust in relation to the average daily net assets of each Fund and are paid to GSA. GSA pays GISI from these fees for GISI’s services.

Combined Fee Schedule*

Up to $1 billion	0.25%

$1 billion and more up to $3 billion	0.18%

$3 billion and more up to $4 billion	0.14%

$4 billion and more up to $5 billion	0.07%

$5 billion and more up to $10 billion	0.04%

$10 billion and more up to $12 billion	0.02%

$12 billion or more	0.01%

*	The assets of the Gartmore Investor Destinations Aggressive, Gartmore Investor Destinations Moderately Aggressive, Gartmore Investor Destinations Moderate, Gartmore Investor Destinations Moderately Conservative and Gartmore Investor Destinations Conservative Funds (collectively, the “Investor Destinations Funds”) are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of an Administrative Services Plan, the Funds may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquiries regarding the Funds; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A, Service Class and Institutional Service Class shares of each of the Funds.

4. Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2004, are summarized as follows:

Fund	Purchases	Sales

S&P 500 Index	$421,520,165	$95,315,564

Mid Cap Market Index	167,442,458	44,330,070

Small Cap Index	49,776,723	20,404,650

International Index	234,835,219	15,310,712

Bond Index	603,710,413	365,355,425

Northpointe Small Cap Value	24,921,249	32,072,391

5. Portfolio Investment Risks

Credit and Market Risk. Funds that invest in high yield and emerging market instruments are subject to certain additional credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of emerging markets investments held by the Funds.

102 Semiannual Report 2004

Management Information (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Funds

April 30, 2004

Name,	Position(s)	Term of Office with	Principal Occupation(s)	Number of Portfolios	Other
Address, and	Held	Trust — Length	During Past	in Fund Complex	Directorships
Date of Birth	with Fund	of Time Served[1]	5 Years	Overseen by Trustee	Held by Trustee[2]
Charles E. Allen, 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1948	Trustee	Since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	78	None

Michael J. Baresich 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1954	Trustee	Since March 2004	Mr. Baresich is Chief Executive Officer and Director of Cokinetic Systems Corp. (software company). From 1999 to 2001, he was a Managing Director of Deutsche Bank and from 1985 to 1999 he was a Managing Director of Bankers Trust.	78	None

Paula H.J. Cholmondeley 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1947	Trustee	Since July 2000	Ms. Cholmondeley is an independent strategy consultant. Ms. Cholmondeley was Vice President and General Manager of Specialty Products at Sappi Fine Paper North America (1998 — 2004), and, held various positions with Owens Corning, including Vice President and General Manager of the Residential Insulation Division (1997 to 1998).	78	Director of Dentsply International, Inc.

C. Brent DeVore 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1940	Trustee	Since May 1998	Dr. DeVore is President of Otterbein College.	78	None

Robert M. Duncan 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1927	Trustee	Since April 1997	Since 1999, Mr. Duncan has worked as an arbitration and mediation consultant. From 1996 to 1999, he was Commissioner of the Ohio Elections Commission.	78	None

Barbara L. Hennigar 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1935	Trustee	Since July 2000	Retired; Ms. Hennigar is the former Chairman of OppenheimerFunds Services and Shareholder Services Inc. Ms. Hennigar held this position from October 1999 to June, 2000. Prior to that, she served as President and Chief Executive Officer of OppenheimerFunds Services.	78	None

Thomas J. Kerr, IV 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1933	Trustee	Since June 1981	Dr. Kerr is President Emeritus of Kendall College.	78	None

Douglas F. Kridler 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1955	Trustee	Since September 1997	Mr. Kridler is the President and Chief Executive Officer of the Columbus Foundation, Columbus, OH based (a foundation which manages over 1,000 individual endowment funds). Prior to January 31, 2002, Mr. Kridler was the President of the Columbus Association for the Performing Arts and Chairman of the Greater Columbus Convention and Visitors Bureau.	78	None

2004 Semiannual Report 103

Management Information (Unaudited)

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Funds
April 30, 2004 (Continued)

Name,	Position(s)	Term of Office with	Principal Occupation(s)	Number of Portfolios		Other
Address, and	Held	Trust — Length	During Past	in Fund Complex		Directorships
Date of Birth	with Fund	of Time Served[1]	5 Years	Overseen by Trustee		Held by Trustee[2]
David C. Wetmore 1200 River Rd. Suite 1000 Conshohocken, PA 19428 1948	Trustee	Since May 1995	Retired; Mr. Wetmore is the Managing Director of Updata Capital, Inc., a venture capital firm.	78	[3]	None

104 Semiannual Report 2004

Trustees and Officers who are Interested Persons (as defined in the 1940 Act) and Officers of the Funds
April 30, 2004

					Other
Name,	Position(s)	Term of Office —	Principal Occupation(s)	Number of Portfolios	Directorships
Address, and	Held	Length of	During Past	in Fund Complex	Held by
Date of Birth	with Fund	Time Served[1]	5 Years	Overseen by Trustee	Trustee[2]
Paul J. Hondros Gartmore Global Investments, Inc. 1200 River Road, Conshohocken, PA 19428 1948	Trustee and Chairman	Since July 2000	Mr. Hondros is President and Chief Executive Officer of Gartmore Distribution Services, Inc.*, Gartmore Investor Services, Inc.*, Gartmore Morley Capital Management, Inc.*, Gartmore Morley Financial Services, Inc.,* NorthPointe Capital, LLC*, GGAMT*, GGI*, GMF*,and GSA* and a Director of Nationwide Securities, Inc.* as well as several entities within Nationwide Financial Services, Inc. Prior to that, Mr. Hondros served as President and Chief Operations Officer of Pilgrim Baxter and Associates, Ltd., an investment management firm, and its affiliated fixed income investment management arm, Pilgrim Baxter Value Investors, Inc. and as Executive Vice President to the PBHG Funds, PBHG Insurance Series Funds and PBHG Adviser Funds.	78[3]	None

Arden L. Shisler Gartmore Global Investments, Inc. 1200 River Road, Conshohocken, PA 19428 1941	Trustee	Since February 2000	Mr. Shisler is President and Chief Executive Officer of K&B Transport, Inc., a trucking firm, Chairman of the Board for Nationwide Mutual Insurance Company* and a Director of Nationwide Financial Services, Inc.*	78	None

Gerald J. Holland Gartmore Global Investments, Inc. 1200 River Road, Conshohocken, PA 19428 1951	Treasurer	Since March 2001	Mr. Holland is Senior Vice President — Operations for GGI*, GMF* and GSA.* He was Assistant Treasurer to the Funds. Prior to July 2000, he was Vice President for First Data Investor Services, an investment company service provider.	78	None

Eric E. Miller Gartmore Global Investments, Inc. 1200 River Road, Conshohocken, PA 19428 1953	Secretary	Since December 2002	Mr. Miller is Senior Vice President, Chief Counsel for GGI*, GMF* and GSA*. Prior to August 2002, he was a Partner with Stradley Ronon Stevens & Young, LLP.	78	None

1	The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
3	Mr. Wetmore serves as an independent director, and Mr. Hondros serves as a director of the Board of Directors for each of the various offshore hedge funds managed by Gartmore SA Capital Trust (“GSA”). (Mr. Wetmore resigned as an independent director of these Boards effective as of December 3, 2003.)
*	This position is held with an affiliated person or principal underwriter of the Funds.
Trustees and Officers who are not Interested Persons (as defined in the 1940 Act) of the Funds received aggregate compensation of $214,625 from the Trust for the Six Months Ended April 30, 2004. Additional information regarding the Trustees and Officers may be found in the Trust’s statement of additional information, which is available without charge upon request, b calling 1-800-848-0920. Federal law requires the Trust, each of its investment advisers and sub-advisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 1-800-848-0920, (ii) on the Fund’s website at www.gartmorefunds.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2004 Semiannual Report 105

Gartmore Global Investments is the investment adviser to Gartmore Funds. “Look Beyond.” Is a federally registered service mark of Gartmore Global Investments, Inc. Nationwide is a federally registered service mark of Nationwide Mutual Insurance Company.

Gartmore Funds distributed by Gartmore Distribution Services, Inc., Member NASD.

This report is for the information of shareholders of Gartmore Funds. For more complete information, including all sales charges and expenses, please ask your representative for a prospectus. Please read it carefully before you invest or send money.

Federal law requires the Trust, and each of its investment advisers and sub-advisers, to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Funds’ Web site at www.gartmorefunds.com, or (iii) on the U.S. Securities and Exchange Commission’s Web site at www.sec.gov. GG-0282 6/04

Gartmore Funds
1200 River Road,
Suite 1000
Conshohocken, PA
19428 Shareholder
services and
24-hour account access:
800-848-0920
Broker-dealer services:
800-485-2294
www.gartmorefunds.com
© 2004 Gartmore Global Investments, Inc.
All rights reserved.

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. Not applicable — The information required by this item is required only in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable — The information required by this item is required only in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable — The information required by this item is required only in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable. The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Schedule of Investments.

File Schedule I — Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the registrant’s report to shareholders, as filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2004, and June 10, 2004, respectively.

Item 10. Controls and Procedures.

     (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable. The information required by this item is required only in an annual report on this Form N-CSR.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable. Rule 23c-1 under the Act applies to closed-end management investment companies, not to open-end management investment companies.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE MUTUAL FUNDS

By (Signature and Title)*	/s/	GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	July 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	PAUL J. HONDROS
	Name:	Paul J. Hondros
	Title:	President & Chairman of the Board
	Date:	July 9, 2004

By (Signature and Title)*	/s/	GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	July 9, 2004